UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
August 31, 2015

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 45.2%
Aerospace and Defense — 1.2%
Astronics Corp.(1)	875	45,203
B/E Aerospace, Inc.	4,081	198,949
BAE Systems plc	22,690	156,150
Boeing Co. (The)	4,885	638,372
Esterline Technologies Corp.(1)	1,103	90,126
General Dynamics Corp.	2,896	411,319
Honeywell International, Inc.	15,382	1,526,971
Huntington Ingalls Industries, Inc.	4,472	503,458
L-3 Communications Holdings, Inc.	1,373	144,810
Lockheed Martin Corp.	3,436	691,254
Raytheon Co.	3,740	383,574
Spirit AeroSystems Holdings, Inc., Class A(1)	8,610	440,057
Textron, Inc.	16,048	622,662
Triumph Group, Inc.	627	30,968
United Technologies Corp.	7,870	720,971
		6,604,844
Air Freight and Logistics — 0.1%
bpost SA	3,626	88,458
Royal Mail plc	18,436	130,472
United Parcel Service, Inc., Class B	2,427	236,996
XPO Logistics, Inc.(1)	1,267	44,472
		500,398
Airlines — 0.5%
Air New Zealand Ltd.	26,144	40,928
Alaska Air Group, Inc.	3,995	299,066
American Airlines Group, Inc.	2,738	106,727
Delta Air Lines, Inc.	4,882	213,734
easyJet plc	1,519	38,930
International Consolidated Airlines Group SA(1)	37,081	303,382
Japan Airlines Co. Ltd.	7,100	252,703
Qantas Airways Ltd.(1)	200,170	478,635
Ryanair Holdings plc ADR	3,645	265,903
Spirit Airlines, Inc.(1)	2,742	140,528
United Continental Holdings, Inc.(1)	9,137	520,535
		2,661,071
Auto Components — 0.3%
BorgWarner, Inc.	9,613	419,511
Continental AG	770	163,695
Dana Holding Corp.	866	15,190
Delphi Automotive plc	9,207	695,313
Faurecia	3,122	112,703
Goodyear Tire & Rubber Co. (The)	4,530	134,858
Koito Manufacturing Co. Ltd.	700	24,019
Linamar Corp.	324	17,020
NOK Corp.	1,300	32,169
Stoneridge, Inc.(1)	1,024	12,503

Tower International, Inc.(1)	1,178	28,802
Valeo SA	2,636	331,295
		1,987,078
Automobiles — 0.4%
Fiat Chrysler Automobiles NV(1)	8,373	117,823
Ford Motor Co.	19,980	277,123
Fuji Heavy Industries Ltd.	10,400	366,340
Harley-Davidson, Inc.	5,590	313,319
Honda Motor Co., Ltd. ADR	6,492	204,368
Honda Motor Co., Ltd.	900	28,388
Isuzu Motors Ltd.	14,800	168,649
Mitsubishi Motors Corp.	2,000	15,359
Peugeot SA(1)	22,002	380,219
Suzuki Motor Corp.	11,800	401,931
Thor Industries, Inc.	3,354	183,061
Toyota Motor Corp.	1,700	100,849
		2,557,429
Banks — 3.4%
Australia & New Zealand Banking Group Ltd.	8,005	159,110
Banco Santander SA	57,388	351,613
Bank Hapoalim BM	40,558	205,769
Bank of America Corp.	74,236	1,213,016
Bank of Hawaii Corp.	2,968	184,194
Bank of Ireland(1)	801,813	319,413
Bank of Nova Scotia	2,454	112,329
Bank of the Ozarks, Inc.	1,538	64,288
BankUnited, Inc.	3,247	115,723
Barclays plc	102,261	408,650
BB&T Corp.	4,558	168,281
BNP Paribas SA	965	60,933
BOC Hong Kong Holdings Ltd.	39,500	133,535
BOK Financial Corp.	3,032	191,865
Capital Bank Financial Corp., Class A(1)	1,946	59,878
Cathay General Bancorp	1,088	32,237
Chiba Bank Ltd. (The)	15,000	109,498
China Merchants Bank Co. Ltd., H Shares	38,500	91,704
Citigroup, Inc.	16,215	867,178
Comerica, Inc.	4,639	204,116
Commerce Bancshares, Inc.	8,548	383,036
Commonwealth Bank of Australia	956	51,080
Credit Agricole SA	4,838	65,609
Cullen / Frost Bankers, Inc.	3,288	212,602
Dah Sing Banking Group Ltd.	15,200	28,713
Eagle Bancorp, Inc.(1)	1,002	41,994
East West Bancorp, Inc.	3,696	149,355
FCB Financial Holdings, Inc., Class A(1)	2,583	85,187
First Financial Bankshares, Inc.	1,540	47,956
First NBC Bank Holding Co.(1)	700	24,500
Hachijuni Bank Ltd. (The)	4,000	27,649
Hang Seng Bank Ltd.	7,700	137,009
Home Bancshares, Inc.	1,656	63,127
HSBC Holdings plc	54,119	426,692
ING Groep NV CVA	41,540	636,050

Intesa Sanpaolo SpA	196,220	716,493
JPMorgan Chase & Co.	40,644	2,605,280
Juroku Bank Ltd. (The)	11,000	45,004
KBC Groep NV	11,736	779,243
KeyCorp	25,860	355,316
LegacyTexas Financial Group, Inc.	2,254	63,833
Lloyds Banking Group plc	174,258	204,861
M&T Bank Corp.	3,185	376,594
Mitsubishi UFJ Financial Group, Inc.	45,900	302,921
Mizrahi Tefahot Bank Ltd.	2,275	26,499
Mizuho Financial Group, Inc.	14,300	29,335
Oversea-Chinese Banking Corp. Ltd.	20,400	129,104
PNC Financial Services Group, Inc. (The)	9,990	910,289
ServisFirst Bancshares, Inc.	952	35,691
Seven Bank Ltd.	33,600	143,563
Signature Bank(1)	1,636	218,390
Skandinaviska Enskilda Banken AB, A Shares	25,150	292,763
Southside Bancshares, Inc.	1,936	50,413
Standard Chartered plc	6,107	70,866
Sumitomo Mitsui Financial Group, Inc.	18,300	749,299
SunTrust Banks, Inc.	5,950	240,202
Suruga Bank Ltd.	3,600	69,069
SVB Financial Group(1)	1,144	143,092
Texas Capital Bancshares, Inc.(1)	1,027	55,314
U.S. Bancorp	20,080	850,388
UMB Financial Corp.	1,672	83,817
United Overseas Bank Ltd.	5,300	72,793
Valley National Bancorp	3,913	37,017
Virgin Money Holdings UK plc	8,879	57,734
Wells Fargo & Co.	30,766	1,640,751
Westamerica Bancorporation	7,780	351,189
Westpac Banking Corp.	12,277	271,718
		19,412,730
Beverages — 0.7%
Anheuser-Busch InBev NV	3,058	334,438
Boston Beer Co., Inc. (The), Class A(1)	501	102,740
Brown-Forman Corp., Class B	3,331	326,771
Coca-Cola Bottling Co. Consolidated	188	28,995
Coca-Cola Co. (The)	2,506	98,536
Constellation Brands, Inc., Class A	4,928	630,784
PepsiCo, Inc.	21,651	2,012,027
Pernod-Ricard SA	2,730	286,496
		3,820,787
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc.(1)	471	17,253
Acceleron Pharma, Inc.(1)	253	7,332
Aimmune Therapeutics, Inc.(1)	455	9,596
Alder Biopharmaceuticals, Inc.(1)	406	15,732
Alexion Pharmaceuticals, Inc.(1)	2,184	376,063
Alnylam Pharmaceuticals, Inc.(1)	807	83,048
AMAG Pharmaceuticals, Inc.(1)	1,990	124,455
Amgen, Inc.	7,815	1,186,161
Anacor Pharmaceuticals, Inc.(1)	305	39,775

Biogen, Inc.(1)	3,811	1,133,010
BioMarin Pharmaceutical, Inc.(1)	1,040	134,410
Bluebird Bio, Inc.(1)	57	7,585
Celgene Corp.(1)	6,462	763,033
Celldex Therapeutics, Inc.(1)	465	6,901
Cepheid, Inc.(1)	473	23,054
Chimerix, Inc.(1)	314	15,367
Clovis Oncology, Inc.(1)	195	15,183
Dyax Corp.(1)	951	21,892
Dynavax Technologies Corp.(1)	475	13,471
Esperion Therapeutics, Inc.(1)	170	8,152
Exact Sciences Corp.(1)	661	14,615
Genmab A/S(1)	916	82,286
Gilead Sciences, Inc.	15,674	1,646,867
Halozyme Therapeutics, Inc.(1)	897	15,662
ImmunoGen, Inc.(1)	917	12,343
Incyte Corp.(1)	2,101	244,115
Insmed, Inc.(1)	555	13,564
Isis Pharmaceuticals, Inc.(1)	161	8,079
Kite Pharma, Inc.(1)	237	12,601
Ligand Pharmaceuticals, Inc., Class B(1)	147	13,515
Merrimack Pharmaceuticals, Inc.(1)	968	9,767
Momenta Pharmaceuticals, Inc.(1)	500	9,755
Neurocrine Biosciences, Inc.(1)	516	23,932
Novavax, Inc.(1)	1,821	19,612
Ophthotech Corp.(1)	58	2,554
Portola Pharmaceuticals, Inc.(1)	328	15,468
Prothena Corp. plc(1)	230	13,232
PTC Therapeutics, Inc.(1)	254	9,700
Radius Health, Inc.(1)	218	13,267
Raptor Pharmaceutical Corp.(1)	694	8,418
Regeneron Pharmaceuticals, Inc.(1)	719	369,206
Repligen Corp.(1)	288	9,815
Sarepta Therapeutics, Inc.(1)	347	12,388
Spark Therapeutics, Inc.(1)	139	6,062
TESARO, Inc.(1)	217	11,171
Ultragenyx Pharmaceutical, Inc.(1)	219	24,445
Vertex Pharmaceuticals, Inc.(1)	936	119,359
		6,743,271
Building Products — 0.2%
Apogee Enterprises, Inc.	691	36,036
Caesarstone Sdot-Yam Ltd.	852	33,901
Continental Building Products, Inc.(1)	1,855	37,081
Daikin Industries Ltd.	3,400	202,987
Lennox International, Inc.	2,299	271,374
Masco Corp.	7,920	207,741
Masonite International Corp.(1)	715	47,226
NCI Building Systems, Inc.(1)	2,860	29,830
Owens Corning	6,589	291,827
TOTO Ltd.	3,000	44,245
Trex Co., Inc.(1)	664	25,770
		1,228,018

Capital Markets — 1.2%
Affiliated Managers Group, Inc.(1)	2,285	426,015
Ameriprise Financial, Inc.	9,147	1,030,593
Ares Management LP	1,874	32,327
Artisan Partners Asset Management, Inc., Class A	851	34,780
BlackRock, Inc.	1,160	350,865
Credit Suisse Group AG	12,830	344,425
Evercore Partners, Inc., Class A	804	42,114
Franklin Resources, Inc.	18,833	764,243
Goldman Sachs Group, Inc. (The)	3,060	577,116
HFF, Inc., Class A	738	26,812
Invesco Ltd.	21,140	721,085
Investec plc	25,552	208,042
Jafco Co. Ltd.	500	21,858
Legg Mason, Inc.	9,791	434,035
LPL Financial Holdings, Inc.	6,089	244,900
Magellan Financial Group Ltd.	3,273	44,628
Man Group plc	27,208	66,986
Moelis & Co., Class A	637	17,377
Northern Trust Corp.	13,250	925,380
SBI Holdings, Inc.	8,300	101,050
State Street Corp.	3,424	246,254
T. Rowe Price Group, Inc.	2,485	178,622
Waddell & Reed Financial, Inc., Class A	475	18,558
		6,858,065
Chemicals — 0.9%
Akzo Nobel NV	3,939	266,712
Axalta Coating Systems Ltd.(1)	1,513	44,164
BASF SE	790	63,668
Cabot Corp.	9,163	310,351
Chemtura Corp.(1)	993	27,010
Chr Hansen Holding A/S	1,408	70,894
Croda International plc	5,535	243,786
Dow Chemical Co. (The)	27,244	1,192,197
Innophos Holdings, Inc.	748	35,956
Innospec, Inc.	1,177	57,791
Johnson Matthey plc	6,710	275,534
Lanxess AG	4,190	212,992
Lotte Chemical Corp.	55	11,486
LSB Industries, Inc.(1)	448	10,712
LyondellBasell Industries NV, Class A	9,431	805,219
Minerals Technologies, Inc.	188	10,113
Mitsubishi Chemical Holdings Corp.	37,900	215,924
Mosaic Co. (The)	6,671	272,377
Nitto Denko Corp.	200	13,481
PolyOne Corp.	881	28,606
PPG Industries, Inc.	2,088	198,965
Sherwin-Williams Co. (The)	1,221	312,344
Sumitomo Chemical Co. Ltd.	36,000	179,354
Symrise AG	6,480	391,136
Teijin Ltd.	28,000	89,149
Tosoh Corp.	7,000	33,084
		5,373,005

Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	994	31,818
ADT Corp. (The)	10,709	351,041
Brink's Co. (The)	1,713	49,095
Clean Harbors, Inc.(1)	6,057	297,520
Downer EDI Ltd.	12,340	31,790
Herman Miller, Inc.	441	11,956
HNI Corp.	614	28,698
InnerWorkings, Inc.(1)	2,152	15,624
Kaba Holding AG	136	90,043
KAR Auction Services, Inc.	9,074	336,101
Multi-Color Corp.	1,882	124,005
Pitney Bowes, Inc.	4,671	92,532
Republic Services, Inc.	24,688	1,011,714
Societe BIC SA	392	62,221
Stericycle, Inc.(1)	1,736	245,019
Tyco International plc	10,962	397,811
Waste Management, Inc.	1,919	96,065
		3,273,053
Communications Equipment — 0.6%
Cisco Systems, Inc.	73,616	1,905,182
F5 Networks, Inc.(1)	15	1,821
Harris Corp.	1,640	125,985
Infinera Corp.(1)	1,157	25,246
Juniper Networks, Inc.	4,675	120,194
Motorola Solutions, Inc.	6,947	450,305
Palo Alto Networks, Inc.(1)	491	80,632
Polycom, Inc.(1)	2,741	29,493
QUALCOMM, Inc.	13,076	739,840
Ruckus Wireless, Inc.(1)	3,034	34,345
Telit Communications plc(1)	2,854	14,344
		3,527,387
Construction and Engineering†
CIMIC Group Ltd.	2,823	47,030
Great Lakes Dredge & Dock Corp.(1)	3,468	19,247
Peab AB	5,654	40,205
		106,482
Construction Materials†
Headwaters, Inc.(1)	1,916	38,665
Summit Materials, Inc., Class A(1)	1,367	32,070
		70,735
Consumer Finance — 0.2%
Capital One Financial Corp.	7,460	580,015
Credit Acceptance Corp.(1)	128	26,088
Discover Financial Services	11,860	637,238
Provident Financial plc	1,315	59,076
		1,302,417
Containers and Packaging — 0.3%
Amcor Ltd.	25,330	247,318
Ball Corp.	3,180	209,594
Bemis Co., Inc.	3,884	164,759
Berry Plastics Group, Inc.(1)	9,573	283,361
Graphic Packaging Holding Co.	4,614	65,057

Smurfit Kappa Group plc	8,034	237,690
Sonoco Products Co.	6,889	270,876
		1,478,655
Distributors†
LKQ Corp.(1)	3,478	104,305
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	841	51,402
Capella Education Co.	90	4,387
H&R Block, Inc.	8,833	300,499
Nord Anglia Education, Inc.(1)	1,188	24,402
Steiner Leisure, Ltd.(1)	538	34,254
Strayer Education, Inc.(1)	798	41,688
		456,632
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	4,441	595,272
Compass Diversified Holdings	2,217	37,024
Element Financial Corp.(1)	10,693	152,966
Euronext NV	1,955	89,474
Exor SpA	1,828	84,041
Financial Products Group Co. Ltd.	4,400	30,740
Investment AB Kinnevik, B Shares	4,607	130,222
Investor AB, B Shares	5,301	190,914
Japan Exchange Group, Inc.	2,300	71,712
London Stock Exchange Group plc	6,715	258,658
MarketAxess Holdings, Inc.	414	37,434
McGraw Hill Financial, Inc.	2,589	251,107
ORIX Corp.	30,400	409,730
Zenkoku Hosho Co. Ltd.	1,200	43,304
		2,382,598
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	5,073	168,423
Bezeq The Israeli Telecommunication Corp. Ltd.	14,685	26,385
BT Group plc	37,583	250,380
Cellnex Telecom SAU(1)	5,293	94,082
CenturyLink, Inc.	15,351	415,091
Deutsche Telekom AG	12,145	207,767
Level 3 Communications, Inc.(1)	2,325	103,997
Nippon Telegraph & Telephone Corp.	6,300	240,573
Orange SA	10,999	173,906
Telefonica SA	15,528	219,378
Telstra Corp. Ltd.	21,245	87,237
Verizon Communications, Inc.	8,583	394,904
		2,382,123
Electric Utilities — 0.6%
ALLETE, Inc.	497	23,747
Edison International	8,450	494,156
EDP - Energias de Portugal SA	61,321	215,104
El Paso Electric Co.	459	16,249
Endesa SA	6,392	132,697
Enel SpA	23,279	104,908
Great Plains Energy, Inc.	12,454	310,354
Mighty River Power Ltd.	10,728	18,834
NextEra Energy, Inc.	2,240	220,438

OGE Energy Corp.	4,970	139,359
PPL Corp.	12,710	393,883
Southern Co. (The)	1,905	82,696
SSE plc	1,523	34,099
Tokyo Electric Power Co., Inc.(1)	9,800	67,093
Westar Energy, Inc.	16,991	621,021
Xcel Energy, Inc.	20,624	695,647
		3,570,285
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,029	200,521
Eaton Corp. plc	12,780	729,227
Emerson Electric Co.	10,901	520,196
Gamesa Corp. Tecnologica SA	3,992	60,161
Legrand SA	4,620	266,630
Mabuchi Motor Co. Ltd.	800	37,415
Nexans SA(1)	1,994	78,001
Nidec Corp.	4,200	329,321
Nordex SE(1)	1,574	45,411
Rockwell Automation, Inc.	2,618	292,771
Thermon Group Holdings, Inc.(1)	760	17,389
Vestas Wind Systems A/S	2,613	139,659
		2,716,702
Electronic Equipment, Instruments and Components — 0.5%
Corning, Inc.	23,680	407,533
Hexagon AB, B Shares	9,180	295,807
Ingenico Group	2,153	266,725
Ingram Micro, Inc., Class A	1,663	45,001
Keyence Corp.	700	325,591
Keysight Technologies, Inc.(1)	11,890	380,956
Mercury Systems, Inc.(1)	956	15,143
Murata Manufacturing Co. Ltd.	2,700	390,852
TE Connectivity Ltd.	9,322	552,701
Universal Display Corp.(1)	538	19,820
		2,700,129
Energy Equipment and Services — 0.6%
Baker Hughes, Inc.	5,250	294,000
Cameron International Corp.(1)	9,728	649,441
CGG SA(1)	12,622	60,380
Dril-Quip, Inc.(1)	169	11,651
Forum Energy Technologies, Inc.(1)	2,025	31,833
Halliburton Co.	20,524	807,619
Helmerich & Payne, Inc.	5,297	312,576
Matrix Service Co.(1)	842	16,840
Oceaneering International, Inc.	7,100	311,122
Schlumberger Ltd.	9,225	713,738
TGS Nopec Geophysical Co. ASA	8,981	173,708
		3,382,908
Food and Staples Retailing — 1.1%
Axfood AB	2,116	35,842
Carrefour SA	7,910	257,233
Costco Wholesale Corp.	1,707	239,065
CVS Health Corp.	13,881	1,421,414
Fresh Market, Inc. (The)(1)	968	20,841

Jeronimo Martins SGPS SA	24,850	344,385
Koninklijke Ahold NV	12,562	248,309
Kroger Co. (The)	22,247	767,522
Metro AG	5,128	149,787
Seven & i Holdings Co. Ltd.	8,400	366,528
Sundrug Co. Ltd.	900	50,629
Sysco Corp.	30,989	1,235,531
United Natural Foods, Inc.(1)	487	23,449
Wal-Mart Stores, Inc.	10,243	663,029
WM Morrison Supermarkets plc	88,403	227,014
		6,050,578
Food Products — 1.2%
Amplify Snack Brands, Inc.(1)	1,302	17,160
Archer-Daniels-Midland Co.	9,600	431,904
Associated British Foods plc	4,806	235,484
Bunge Ltd.	4,475	324,214
Campbell Soup Co.	3,544	170,077
Chocoladefabriken Lindt & Spruengli AG	40	225,935
ConAgra Foods, Inc.	17,976	749,240
Danone SA	1,483	92,177
General Mills, Inc.	6,414	364,059
Hain Celestial Group, Inc. (The)(1)	2,509	152,698
Hershey Co. (The)	1,799	161,046
Hormel Foods Corp.	2,591	158,310
Ingredion, Inc.	2,183	188,480
Inventure Foods, Inc.(1)	1,570	13,581
J&J Snack Foods Corp.	254	28,946
J.M. Smucker Co. (The)	3,414	401,896
JBS SA	13,300	51,526
Kellogg Co.	6,228	412,792
Kerry Group plc, A Shares	4,040	300,797
Mead Johnson Nutrition Co.	5,005	392,092
Mondelez International, Inc., Class A	7,998	338,795
Nestle SA	6,154	453,918
Pilgrim's Pride Corp.	18,392	385,772
Salmar ASA	1,112	16,937
Sanderson Farms, Inc.	1,086	74,977
TreeHouse Foods, Inc.(1)	61	4,842
Tyson Foods, Inc., Class A	5,216	220,532
Viscofan SA	349	20,365
WH Group Ltd.(1)	209,500	110,021
WhiteWave Foods Co. (The), Class A(1)	2,806	129,469
Yamazaki Baking Co. Ltd.	7,000	118,076
		6,746,118
Gas Utilities — 0.1%
Atmos Energy Corp.	5,727	313,782
Laclede Group, Inc. (The)	8,516	450,837
Rubis SCA	933	66,210
South Jersey Industries, Inc.	506	12,195
		843,024
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	11,180	506,342
ABIOMED, Inc.(1)	208	19,947

Ambu A/S, B Shares	1,176	36,422
Analogic Corp.	94	7,575
Asahi Intecc Co. Ltd.	1,200	48,649
Becton Dickinson and Co.	1,358	191,505
Boston Scientific Corp.(1)	19,771	330,967
C.R. Bard, Inc.	1,418	274,794
Cantel Medical Corp.	311	15,435
Cardiovascular Systems, Inc.(1)	1,460	35,157
Cooper Cos., Inc. (The)	1,992	323,541
DENTSPLY International, Inc.	3,521	184,536
DexCom, Inc.(1)	1,947	183,291
Entellus Medical, Inc.(1)	263	5,854
Essilor International SA	2,494	297,776
Glaukos Corp.(1)	348	10,221
Globus Medical, Inc.(1)	893	21,807
Haemonetics Corp.(1)	1,078	38,927
Hologic, Inc.(1)	5,789	224,671
Intuitive Surgical, Inc.(1)	657	335,694
Medtronic plc	12,720	919,529
Nevro Corp.(1)	550	24,766
Nipro Corp.	1,600	18,305
NuVasive, Inc.(1)	3,598	189,687
St. Jude Medical, Inc.	7,919	560,744
STERIS Corp.	535	34,267
Stryker Corp.	7,281	718,271
Sysmex Corp.	1,200	72,850
Teleflex, Inc.	4,729	618,553
Utah Medical Products, Inc.	532	28,403
Varian Medical Systems, Inc.(1)	378	30,712
Zimmer Biomet Holdings, Inc.	11,029	1,142,163
		7,451,361
Health Care Providers and Services — 1.3%
Adeptus Health, Inc., Class A(1)	723	72,040
Aetna, Inc.	4,867	557,369
Air Methods Corp.(1)	327	12,246
AmerisourceBergen Corp.	2,361	236,194
AMN Healthcare Services, Inc.(1)	1,608	54,029
Anthem, Inc.	3,515	495,791
Cardinal Health, Inc.	7,056	580,497
ExamWorks Group, Inc.(1)	1,274	45,635
Express Scripts Holding Co.(1)	14,510	1,213,036
Fresenius Medical Care AG & Co. KGaA	5,540	424,042
Hanger, Inc.(1)	979	17,554
HCA Holdings, Inc.(1)	11,796	1,021,770
Laboratory Corp. of America Holdings(1)	2,830	333,402
LifePoint Health, Inc.(1)	7,927	619,337
Magellan Health, Inc.(1)	82	4,592
Medipal Holdings Corp.	3,500	60,655
Molina Healthcare, Inc.(1)	222	16,559
National Healthcare Corp.	144	8,692
Owens & Minor, Inc.	253	8,599
Providence Service Corp. (The)(1)	175	7,845
Quest Diagnostics, Inc.	6,448	437,174

Team Health Holdings, Inc.(1)	2,584	151,784
Teladoc, Inc.(1)	276	7,104
UnitedHealth Group, Inc.	2,562	296,423
Universal Health Services, Inc., Class B	2,072	284,154
VCA, Inc.(1)	4,394	243,340
		7,209,863
Health Care Technology — 0.1%
Cerner Corp.(1)	2,710	167,370
Evolent Health, Inc.(1)	1,168	19,856
HMS Holdings Corp.(1)	1,811	18,925
M3, Inc.	1,900	44,070
MedAssets, Inc.(1)	1,508	31,849
Medidata Solutions, Inc.(1)	474	22,761
Press Ganey Holdings, Inc.(1)	543	17,512
Quality Systems, Inc.	347	4,716
RaySearch Laboratories AB(1)	4,056	53,658
		380,717
Hotels, Restaurants and Leisure — 0.9%
Accor SA	8,916	423,015
Aristocrat Leisure Ltd.	13,312	79,956
Brinker International, Inc.	8,592	456,493
Buffalo Wild Wings, Inc.(1)	237	44,954
Carnival Corp.	4,164	204,994
Carnival plc	6,720	339,398
Chipotle Mexican Grill, Inc.(1)	445	315,955
ClubCorp Holdings, Inc.	6,331	142,511
Compass Group plc	17,710	279,369
Cracker Barrel Old Country Store, Inc.	1,458	210,214
Darden Restaurants, Inc.	6,804	462,740
Dave & Buster's Entertainment, Inc.(1)	1,193	41,087
Domino's Pizza Group plc	28,008	369,066
Echo Entertainment Group Ltd.	11,897	41,655
HIS Co. Ltd.	1,700	58,263
La Quinta Holdings, Inc.(1)	8,505	160,319
Las Vegas Sands Corp.	8,791	406,408
Marriott International, Inc., Class A	4,530	320,090
McDonald's Corp.	37	3,516
Melia Hotels International SA	5,435	77,608
Papa John's International, Inc.	3,306	222,329
Peak Resorts, Inc.	1,083	7,689
Planet Fitness, Inc., Class A(1)	239	4,257
Red Robin Gourmet Burgers, Inc.(1)	512	40,341
Ruth's Hospitality Group, Inc.	112	1,801
Skylark Co. Ltd.	5,700	88,061
Texas Roadhouse, Inc.	1,507	54,237
Vail Resorts, Inc.	496	53,523
Whitbread plc	4,878	355,957
		5,265,806
Household Durables — 0.5%
Beazer Homes USA, Inc.(1)	468	7,816
Cavco Industries, Inc.(1)	455	32,555
Century Communities, Inc.(1)	1,319	29,018
De' Longhi	3,251	80,477

Electrolux AB	9,045	255,452
GoPro, Inc., Class A(1)	903	42,071
Harman International Industries, Inc.	2,692	263,116
Haseko Corp.	4,400	51,790
Helen of Troy Ltd.(1)	270	22,988
Iida Group Holdings Co. Ltd.	3,800	67,327
Installed Building Products, Inc.(1)	1,303	34,816
Jarden Corp.(1)	5,332	273,745
Libbey, Inc.	349	12,299
Mohawk Industries, Inc.(1)	1,812	356,910
Newell Rubbermaid, Inc.	3,100	130,603
Panasonic Corp.	7,700	84,949
Persimmon plc	3,460	110,466
PulteGroup, Inc.	10,754	222,500
Sony Corp.(1)	8,200	213,869
Toll Brothers, Inc.(1)	4,278	158,158
Whirlpool Corp.	4,060	682,486
		3,133,411
Household Products — 0.4%
Central Garden and Pet Co.(1)	523	6,616
Church & Dwight Co., Inc.	2,237	193,008
Colgate-Palmolive Co.	672	42,208
Henkel AG & Co. KGaA Preference Shares	620	64,912
Pigeon Corp.	2,200	58,341
Procter & Gamble Co. (The)	13,010	919,417
Reckitt Benckiser Group plc	6,350	556,979
Svenska Cellulosa AB, B Shares	8,690	247,787
Unicharm Corp.	13,700	276,972
		2,366,240
Independent Power and Renewable Electricity Producers†
Meridian Energy Ltd.	13,792	19,318
Industrial Conglomerates — 0.4%
3M Co.	9,008	1,280,397
CK Hutchison Holdings Ltd.	7,000	93,303
DCC plc	1,082	80,387
General Electric Co.	11,908	295,556
Koninklijke Philips NV	17,437	448,474
Raven Industries, Inc.	1,342	24,317
Seibu Holdings, Inc.	2,500	54,893
Siemens AG	858	85,170
		2,362,497
Insurance — 1.8%
ACE Ltd.	3,741	382,181
Aflac, Inc.	5,586	327,340
AIA Group Ltd.	78,600	434,579
Allianz SE	1,584	252,847
Allied World Assurance Co. Holdings Ltd.	1,696	67,738
Allstate Corp. (The)	8,707	507,444
American International Group, Inc.	12,078	728,786
Amtrust Financial Services, Inc.	4,121	239,636
Anicom Holdings, Inc.(1)	1,700	36,444
Aspen Insurance Holdings Ltd.	3,229	148,243
Atlas Financial Holdings, Inc.(1)	1,589	25,631

Aviva plc	77,067	566,568
AXA SA	14,011	353,362
Brown & Brown, Inc.	7,710	247,183
Chubb Corp. (The)	1,908	230,505
Direct Line Insurance Group plc	32,909	176,991
Endurance Specialty Holdings Ltd.	1,098	69,997
First American Financial Corp.	579	22,500
Hannover Rueck SE	769	78,199
Hanover Insurance Group, Inc. (The)	4,493	354,498
HCC Insurance Holdings, Inc.	1,767	136,536
Heritage Insurance Holdings, Inc.(1)	610	10,718
Hiscox Ltd.	16,294	224,531
Infinity Property & Casualty Corp.	336	25,966
James River Group Holdings Ltd.	1,115	30,774
Legal & General Group plc	52,558	201,919
Mapfre SA	54,179	159,896
MetLife, Inc.	13,920	697,392
Patriot National, Inc.(1)	1,347	21,902
Principal Financial Group, Inc.	3,300	166,155
ProAssurance Corp.	3,862	186,264
Progressive Corp. (The)	11,908	356,764
Prudential Financial, Inc.	5,610	452,727
Prudential plc	14,290	307,895
Reinsurance Group of America, Inc.	3,966	360,430
St. James's Place plc	32,197	448,766
Swiss Reinsurance Co.	2,180	187,295
Torchmark Corp.	2,676	156,439
Travelers Cos., Inc. (The)	3,925	390,734
UnipolSai SpA	25,217	57,783
Unum Group	9,721	326,042
Validus Holdings Ltd.	1,135	50,258
Zurich Insurance Group AG	993	272,943
		10,480,801
Internet and Catalog Retail — 0.5%
Amazon.com, Inc.(1)	2,893	1,483,791
Expedia, Inc.	6,462	743,066
PetMed Express, Inc.	642	10,644
Zalando SE(1)	19,008	622,831
		2,860,332
Internet Software and Services — 1.1%
Auto Trader Group plc(1)	12,329	64,375
comScore, Inc.(1)	1,031	53,828
COOKPAD, Inc.	1,400	29,066
CoStar Group, Inc.(1)	2,043	361,693
Criteo SA ADR(1)	4,910	192,521
Demandware, Inc.(1)	668	37,268
DeNA Co. Ltd.	2,100	38,385
eBay, Inc.(1)	20,730	561,990
Endurance International Group Holdings, Inc.(1)	590	9,021
Envestnet, Inc.(1)	1,061	33,135
Everyday Health, Inc.(1)	1,310	12,786
Facebook, Inc., Class A(1)	14,685	1,313,280
Google, Inc., Class A(1)	3,884	2,516,133

IAC/InterActiveCorp	553	38,599
LinkedIn Corp., Class A(1)	2,339	422,423
LogMeIn, Inc.(1)	91	5,673
Marketo, Inc.(1)	1,410	39,494
Mixi, Inc.	500	17,198
Pandora Media, Inc.(1)	10,272	184,280
Q2 Holdings, Inc.(1)	1,766	46,199
Shopify, Inc., Class A(1)	1,061	29,220
VeriSign, Inc.(1)	659	45,431
Zoopla Property Group plc	14,699	59,215
		6,111,213
IT Services — 1.0%
Accenture plc, Class A	7,328	690,811
Alliance Data Systems Corp.(1)	2,692	692,355
Amdocs Ltd.	5,228	299,094
Blackhawk Network Holdings, Inc.(1)	926	36,586
Cap Gemini SA	4,460	400,984
Cardtronics, Inc.(1)	766	26,427
Cognizant Technology Solutions Corp., Class A(1)	1,602	100,830
CSG Systems International, Inc.	313	9,675
EPAM Systems, Inc.(1)	798	56,347
EVERTEC, Inc.	3,904	70,662
Fiserv, Inc.(1)	3,453	294,437
International Business Machines Corp.	5,980	884,382
Jack Henry & Associates, Inc.	38	2,582
PayPal Holdings, Inc.(1)	4,069	142,415
Sabre Corp.	9,309	253,391
Teradata Corp.(1)	598	17,480
Total System Services, Inc.	1,412	64,712
Vantiv, Inc., Class A(1)	6,017	264,989
VeriFone Systems, Inc.(1)	1,422	44,423
Virtusa Corp.(1)	956	50,592
Visa, Inc., Class A	18,020	1,284,826
WEX, Inc.(1)	302	28,548
Wirecard AG	5,560	231,566
		5,948,114
Leisure Products — 0.2%
Amer Sports Oyj	1,988	54,499
Brunswick Corp.	4,690	233,140
Malibu Boats, Inc.(1)	1,219	21,052
Mattel, Inc.	14,913	349,412
MCBC Holdings, Inc.(1)	2,526	37,637
Polaris Industries, Inc.	1,662	215,844
Thule Group AB (The)	3,115	37,346
		948,930
Life Sciences Tools and Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(1)	537	74,820
Eurofins Scientific	230	77,132
Illumina, Inc.(1)	1,195	236,144
Lonza Group AG	511	70,096
Mettler-Toledo International, Inc.(1)	247	73,248
MorphoSys AG(1)	482	34,091
PAREXEL International Corp.(1)	290	19,059

PRA Health Sciences, Inc.(1)	814	30,631
Waters Corp.(1)	1,029	124,900
		740,121
Machinery — 1.2%
Actuant Corp., Class A	1,920	41,165
Albany International Corp., Class A	1,362	43,448
Caterpillar, Inc.	7,536	576,052
Cummins, Inc.	4,143	504,410
Duerr AG	2,197	170,110
Dynamic Materials Corp.	1,411	15,987
EnPro Industries, Inc.	697	33,066
Global Brass & Copper Holdings, Inc.	1,446	28,399
Graham Corp.	1,144	21,164
Hoshizaki Electric Co. Ltd.	800	51,272
Ingersoll-Rand plc	19,475	1,076,773
John Bean Technologies Corp.	963	31,894
KION Group AG	1,586	70,584
Kubota Corp.	25,000	391,492
Middleby Corp. (The)(1)	4,676	507,580
Minebea Co. Ltd.	15,000	179,775
OKUMA Corp.	9,000	71,341
Oshkosh Corp.	6,547	275,301
PACCAR, Inc.	6,797	400,819
Parker-Hannifin Corp.	3,607	388,330
Pentair plc	2,629	145,357
Sandvik AB	10,260	99,134
Snap-On, Inc.	1,724	275,443
Stanley Black & Decker, Inc.	8,798	893,173
Sumitomo Heavy Industries Ltd.	26,000	113,235
Takeuchi Manufacturing Co. Ltd.	3,000	52,114
Valmont Industries, Inc.	517	54,952
WABCO Holdings, Inc.(1)	2,544	293,374
Wabtec Corp.	2,606	249,550
Yangzijiang Shipbuilding Holdings Ltd.	120,800	94,171
		7,149,465
Media — 1.2%
AMC Networks, Inc.(1)	4,320	312,682
Charter Communications, Inc., Class A(1)	1,681	305,286
Cineplex, Inc.	824	29,976
Comcast Corp., Class A	31,887	1,796,195
Cumulus Media, Inc., Class A(1)	9,068	12,967
Entercom Communications Corp., Class A(1)	2,355	25,952
Entravision Communications Corp., Class A	10,163	81,812
Eutelsat Communications SA	2,317	69,876
IMAX Corp.(1)	1,088	34,109
Liberty Global plc, Class A(1)	8,900	428,268
Liberty Global plc LiLAC(1)	378	12,992
Markit Ltd.(1)	10,441	298,404
Mediaset SpA	44,340	212,558
Metropole Television SA	1,729	33,439
Nexstar Broadcasting Group, Inc., Class A	1,404	65,258
ProSiebenSat.1 Media SE	3,171	154,450
Rightmove plc	1,112	63,295

Scripps Networks Interactive, Inc., Class A	3,852	204,503
Sirius XM Holdings, Inc.(1)	45,616	174,025
Sky plc	8,659	138,237
Societe Television Francaise 1	2,253	36,229
Technicolor SA	7,005	52,030
Time Warner, Inc.	7,400	526,140
Townsquare Media, Inc.(1)	651	7,480
Twenty-First Century Fox, Inc.	18,677	511,563
Viacom, Inc., Class B	5,955	242,785
Walt Disney Co. (The)	7,807	795,377
		6,625,888
Metals and Mining — 0.3%
Alcoa, Inc.	21,793	205,944
APERAM SA(1)	681	23,029
BHP Billiton Ltd.	4,553	81,587
BHP Billiton plc	9,404	161,445
Boliden AB	1,891	31,249
Compass Minerals International, Inc.	643	52,083
Evraz plc(1)	23,223	27,943
Haynes International, Inc.	271	10,357
Horsehead Holding Corp.(1)	2,022	16,540
Independence Group NL	15,001	35,336
Nucor Corp.	7,732	334,718
Rio Tinto Ltd.	6,720	240,501
Rio Tinto plc	7,621	275,964
Salzgitter AG	1,395	43,479
Vedanta Resources plc	3,484	28,996
		1,569,171
Multi-Utilities — 0.2%
A2A SpA	61,507	75,508
Ameren Corp.	4,175	168,211
Consolidated Edison, Inc.	3,526	221,821
E.ON SE	12,844	145,642
Engie SA	11,015	197,583
NorthWestern Corp.	3,052	157,605
PG&E Corp.	5,716	283,399
Public Service Enterprise Group, Inc.	1,719	69,190
Suez Environnement Co.	1,729	31,208
		1,350,167
Multiline Retail — 0.7%
Big Lots, Inc.	9,573	459,408
Burlington Stores, Inc.(1)	3,662	194,416
Debenhams plc	15,472	17,927
Dillard's, Inc., Class A	1,956	180,949
Dollar Tree, Inc.(1)	9,149	697,703
Don Quijote Holdings Co. Ltd.	1,300	50,505
Kohl's Corp.	6,849	349,504
Macy's, Inc.	10,488	614,702
Marks & Spencer Group plc	46,600	369,496
Ryohin Keikaku Co. Ltd.	1,700	378,043
Target Corp.	9,853	765,677
		4,078,330

Oil, Gas and Consumable Fuels — 2.2%
Aegean Marine Petroleum Network, Inc.	1,553	13,138
Anadarko Petroleum Corp.	3,016	215,885
Ardmore Shipping Corp.	1,553	17,425
BP plc	62,023	340,120
Carrizo Oil & Gas, Inc.(1)	673	24,517
Chevron Corp.	8,516	689,711
Cimarex Energy Co.	3,395	375,181
Concho Resources, Inc.(1)	3,662	396,082
CVR Energy, Inc.	2,329	93,649
Delek US Holdings, Inc.	290	8,920
Devon Energy Corp.	8,509	362,994
ENI SpA	20,368	334,383
Enviva Partners, LP	1,515	19,771
EQT Corp.	5,675	441,628
Euronav SA(1)	622	8,329
Exxon Mobil Corp.	14,034	1,055,918
Genel Energy plc(1)	5,263	28,438
Gulfport Energy Corp.(1)	3,971	142,281
Imperial Oil Ltd.	45,052	1,590,655
JX Holdings, Inc.	63,500	245,599
Lundin Petroleum AB(1)	2,828	36,945
Marathon Petroleum Corp.	1,197	56,630
Murphy Oil Corp.	9,688	300,328
Noble Energy, Inc.	15,211	508,200
Northern Tier Energy LP	411	10,604
Oasis Petroleum, Inc.(1)	19,090	213,044
Occidental Petroleum Corp.	17,502	1,277,821
PrairieSky Royalty Ltd.	778	16,298
Royal Dutch Shell plc, B Shares	17,256	450,254
Royal Dutch Shell plc, Class A	11,590	302,773
Scorpio Tankers, Inc.	1,836	17,369
Statoil ASA	21,110	316,179
Tesoro Corp.	839	77,196
Total SA	15,510	710,193
Total SA ADR	21,511	998,110
Valero Energy Corp.	14,879	882,920
Western Refining, Inc.	2,096	90,170
Woodside Petroleum Ltd.	4,535	104,114
		12,773,772
Paper and Forest Products†
KapStone Paper and Packaging Corp.	2,971	64,738
UPM-Kymmene Oyj	5,667	94,562
West Fraser Timber Co. Ltd.	2,734	106,463
		265,763
Personal Products†
Estee Lauder Cos., Inc. (The), Class A	2,498	199,265
Herbalife Ltd.(1)	107	6,160
		205,425
Pharmaceuticals — 2.4%
AbbVie, Inc.	13,743	857,701
ALK-Abello A/S	319	38,848
Allergan plc(1)	2,200	668,228

AstraZeneca plc	7,262	453,793
Bayer AG	2,090	283,663
Bristol-Myers Squibb Co.	6,659	396,011
Cempra, Inc.(1)	379	13,038
Concordia Healthcare Corp.	1,495	115,659
Endo International plc(1)	3,759	289,443
GlaxoSmithKline plc	5,777	118,348
Horizon Pharma plc(1)	4,808	140,490
Intra-Cellular Therapies, Inc.(1)	267	7,153
Jazz Pharmaceuticals plc(1)	875	147,718
Johnson & Johnson	17,787	1,671,622
Kaken Pharmaceutical Co. Ltd.	1,000	47,264
Merck & Co., Inc.	30,370	1,635,424
Merck KGaA	437	41,815
Mylan NV(1)	2,743	136,025
Novartis AG	7,837	767,769
Novo Nordisk A/S, B Shares	2,320	128,777
Ono Pharmaceutical Co. Ltd.	2,600	331,983
Pacira Pharmaceuticals, Inc.(1)	236	13,582
Perrigo Co. plc	1,237	226,334
Pfizer, Inc.	71,707	2,310,400
Relypsa, Inc.(1)	266	6,107
Roche Holding AG	4,006	1,094,071
Sanofi	3,425	338,870
Shire plc	6,440	497,499
Takeda Pharmaceutical Co., Ltd.	2,900	142,614
Tetraphase Pharmaceuticals, Inc.(1)	296	12,849
Teva Pharmaceutical Industries Ltd.	1,018	66,667
Teva Pharmaceutical Industries Ltd. ADR	2,260	145,567
TherapeuticsMD, Inc.(1)	1,370	8,398
UCB SA	3,642	276,027
Zoetis, Inc.	11,363	509,858
		13,939,615
Professional Services — 0.2%
Adecco SA	6,231	489,572
CDI Corp.	1,667	17,053
CEB, Inc.	157	11,244
Hays plc	26,275	63,861
Huron Consulting Group, Inc.(1)	614	44,447
Kforce, Inc.	845	22,638
Korn / Ferry International	1,072	36,523
Nielsen Holdings plc	8,035	363,423
On Assignment, Inc.(1)	1,212	43,608
RPX Corp.(1)	668	9,198
Teleperformance	517	36,410
Temp Holdings Co. Ltd.	1,900	84,943
USG People NV	7,061	104,432
		1,327,352
Real Estate Investment Trusts (REITs) — 2.1%
Acadia Realty Trust	7,927	234,243
Alexandria Real Estate Equities, Inc.	3,420	294,086
Allied Properties Real Estate Investment Trust	3,397	90,012
Alstria Office REIT AG	7,701	103,052

Apollo Commercial Real Estate Finance, Inc.	1,162	19,022
Armada Hoffler Properties, Inc.	1,990	19,860
AvalonBay Communities, Inc.	2,519	415,786
Big Yellow Group plc	13,102	135,147
Blackstone Mortgage Trust, Inc., Class A	440	12,184
Boston Properties, Inc.	993	112,586
British Land Co. plc	1,496	18,658
Brixmor Property Group, Inc.	13,480	307,614
Campus Crest Communities, Inc.	3,608	18,653
Canadian Apartment Properties REIT	3,573	76,044
Capstead Mortgage Corp.	749	7,805
Care Capital Properties, Inc.(1)	6,066	192,838
CBL & Associates Properties, Inc.	498	7,410
Champion REIT	172,000	86,332
Charter Hall Group	352	1,112
Chatham Lodging Trust	822	18,865
Corrections Corp. of America	11,263	330,907
CubeSmart	9,542	241,317
Derwent London plc	3,802	208,865
DiamondRock Hospitality Co.	724	8,514
Duke Realty Corp.	12,112	218,743
Easterly Government Properties, Inc.	965	15,131
Empire State Realty Trust, Inc.	7,648	123,974
EPR Properties	190	9,669
Equity One, Inc.	7,606	178,817
Equity Residential	1,559	111,079
Essex Property Trust, Inc.	1,661	356,484
Extra Space Storage, Inc.	3,894	286,131
Goodman Group	22,755	98,781
Great Portland Estates plc	16,985	214,343
Hatteras Financial Corp.	956	15,516
Healthcare Realty Trust, Inc.	379	8,679
Hospitality Properties Trust	6,804	174,999
Host Hotels & Resorts, Inc.	8,785	155,758
Hudson Pacific Properties, Inc.	7,722	219,228
Invincible Investment Corp.	140	79,565
Japan Hotel REIT Investment Corp.	29	17,940
Japan Real Estate Investment Corp.	29	121,995
Japan Rental Housing Investments, Inc.	88	56,327
Kenedix Retail REIT Corp.(1)	21	44,482
Kilroy Realty Corp.	3,579	232,134
Kite Realty Group Trust	10,837	254,778
Klepierre	2,937	129,260
Lamar Advertising Co., Class A	8,231	439,042
Land Securities Group plc	14,702	279,960
Lexington Realty Trust	2,756	22,241
Link REIT	71,500	379,178
Macerich Co. (The)	4,118	313,709
Mack-Cali Realty Corp.	448	8,391
Medical Properties Trust, Inc.	1,426	16,641
Merlin Properties Socimi SA(1)	16,681	193,363
MFA Financial, Inc.	1,449	10,302
New Residential Investment Corp.	434	6,146

NIPPON REIT Investment Corp.	26	56,274
NorthStar Realty Finance Corp.	5,032	70,700
Outfront Media, Inc.	1,267	28,672
PennyMac Mortgage Investment Trust	961	14,482
Piedmont Office Realty Trust, Inc., Class A	20,494	347,578
Plum Creek Timber Co., Inc.	3,053	117,510
ProLogis, Inc.	9,473	359,974
Rexford Industrial Realty, Inc.	727	9,393
RLJ Lodging Trust	7,908	217,786
Rouse Properties, Inc.	1,365	21,212
Ryman Hospitality Properties, Inc.	4,831	247,492
Sabra Health Care REIT, Inc.	383	9,181
Safestore Holdings plc	18,055	80,811
Scentre Group	82,729	224,310
Segro plc	6,238	39,790
Simon Property Group, Inc.	5,406	969,404
Summit Hotel Properties, Inc.	1,748	21,203
Sun Communities, Inc.	544	35,474
Sunstone Hotel Investors, Inc.	668	9,239
Two Harbors Investment Corp.	2,454	23,215
UDR, Inc.	9,386	303,168
Unibail-Rodamco SE	773	200,592
Urstadt Biddle Properties, Inc., Class A	1,086	19,472
Ventas, Inc.	6,801	374,191
Washington Real Estate Investment Trust	509	12,521
Westfield Corp.	26,181	181,659
Weyerhaeuser Co.	18,995	530,720
		12,279,721
Real Estate Management and Development — 0.7%
Ayala Land, Inc.	74,400	57,082
CapitaLand Ltd.	62,700	125,307
CBRE Group, Inc.(1)	3,146	100,735
China Overseas Land & Investment Ltd.	56,000	164,025
China Resources Land Ltd.	34,000	84,846
China Vanke Co. Ltd., H Shares	16,500	37,513
Daito Trust Construction Co. Ltd.	1,900	207,968
Daiwa House Industry Co. Ltd.	7,400	181,956
Emaar Properties PJSC	17,756	32,631
Fabege AB	9,295	131,641
FirstService Corp.	901	28,880
Forest City Enterprises, Inc., Class A(1)	11,511	247,832
Grand City Properties SA	5,486	97,020
Henderson Land Development Co. Ltd.	15,100	93,035
Highwealth Construction Corp.	28,000	43,287
Hongkong Land Holdings Ltd.	19,200	132,864
Hufvudstaden AB, A Shares	6,269	80,639
Inmobiliaria Colonial SA(1)	57,830	40,688
Jones Lang LaSalle, Inc.	4,610	686,291
LEG Immobilien AG	2,106	158,054
Lend Lease Group	17,465	173,260
Marcus & Millichap, Inc.(1)	356	15,116
Mitsubishi Estate Co. Ltd.	2,000	43,040
Mitsui Fudosan Co. Ltd.	12,000	332,577

New World Development Co. Ltd.	86,000	87,442
Nexity SA	3,262	145,851
SM Prime Holdings, Inc.	84,700	35,057
Sumitomo Realty & Development Co. Ltd.	8,000	270,615
Sun Hung Kai Properties Ltd.	11,000	139,380
Unite Group plc (The)	22,174	219,255
		4,193,887
Road and Rail — 0.3%
Canadian Pacific Railway Ltd., New York Shares	2,917	423,548
Celadon Group, Inc.	456	8,705
Central Japan Railway Co.	1,300	213,226
DSV A/S	3,479	124,277
Go-Ahead Group plc	1,280	49,707
Heartland Express, Inc.	16,376	331,450
J.B. Hunt Transport Services, Inc.	2,420	176,128
Kansas City Southern	233	21,608
Marten Transport Ltd.	723	13,383
Saia, Inc.(1)	855	32,105
Sankyu, Inc.	10,000	50,316
Union Pacific Corp.	2,875	246,503
Werner Enterprises, Inc.	2,014	53,351
		1,744,307
Semiconductors and Semiconductor Equipment — 1.2%
Ambarella, Inc.(1)	157	15,014
Analog Devices, Inc.	2,154	120,322
Applied Materials, Inc.	69,044	1,110,573
ARM Holdings plc	19,320	272,179
Avago Technologies Ltd.	2,140	269,576
Cavium, Inc.(1)	450	30,609
Cree, Inc.(1)	2,427	66,063
Cypress Semiconductor Corp.	4,615	46,150
Dialog Semiconductor plc(1)	333	15,980
Exar Corp.(1)	5,606	33,075
Fairchild Semiconductor International, Inc.(1)	2,323	31,593
Freescale Semiconductor Ltd.(1)	2,768	98,901
Intel Corp.	29,899	853,318
Kulicke & Soffa Industries, Inc.(1)	3,799	40,117
Lam Research Corp.	5,634	409,986
M/A-COM Technology Solutions Holdings, Inc.(1)	796	23,490
Maxim Integrated Products, Inc.	15,330	516,161
Microchip Technology, Inc.	18,561	788,843
Monolithic Power Systems, Inc.	648	31,162
NXP Semiconductors NV(1)	9,518	805,699
ON Semiconductor Corp.(1)	13,430	128,324
Semtech Corp.(1)	2,191	37,137
Skyworks Solutions, Inc.	1,294	113,031
Synaptics, Inc.(1)	247	17,312
Teradyne, Inc.	15,762	284,347
Texas Instruments, Inc.	12,635	604,458
Xilinx, Inc.	6,416	268,766
		7,032,186
Software — 1.5%
Activision Blizzard, Inc.	7,565	216,586

Adobe Systems, Inc.(1)	3,606	283,323
AVG Technologies NV(1)	906	20,956
Barracuda Networks, Inc.(1)	858	22,557
BroadSoft, Inc.(1)	1,373	43,332
Cadence Design Systems, Inc.(1)	3,892	77,918
Callidus Software, Inc.(1)	2,157	34,016
CDK Global, Inc.	223	11,047
Dassault Systemes SA	3,410	236,824
Electronic Arts, Inc.(1)	24,365	1,611,745
Intuit, Inc.	9,214	790,101
Manhattan Associates, Inc.(1)	775	45,322
Mentor Graphics Corp.	3,164	81,758
Microsoft Corp.	30,373	1,321,833
Mobileye NV(1)	2,240	126,694
NetSuite, Inc.(1)	1,484	131,853
Nintendo Co. Ltd.	1,200	247,552
Oracle Corp.	63,663	2,361,261
Proofpoint, Inc.(1)	647	36,452
Qlik Technologies, Inc.(1)	1,811	68,564
RingCentral, Inc., Class A(1)	1,733	29,825
Splunk, Inc.(1)	3,348	207,476
Synopsys, Inc.(1)	7,554	354,509
Tyler Technologies, Inc.(1)	1,535	211,891
VMware, Inc., Class A(1)	864	68,386
		8,641,781
Specialty Retail — 1.3%
Aaron's, Inc.	780	29,367
Advance Auto Parts, Inc.	1,922	336,830
American Eagle Outfitters, Inc.	2,317	39,435
AutoZone, Inc.(1)	327	234,129
Bed Bath & Beyond, Inc.(1)	6,385	396,572
Best Buy Co., Inc.	7,368	270,700
Build-A-Bear Workshop, Inc.(1)	671	13,152
CST Brands, Inc.	7,324	254,289
Destination Maternity Corp.	1,274	14,460
Foot Locker, Inc.	6,616	468,347
Gap, Inc. (The)	5,728	187,936
Home Depot, Inc. (The)	424	49,379
Howden Joinery Group plc	11,231	82,282
Industria de Diseno Textil SA	10,240	341,737
Kirkland's, Inc.	1,447	32,297
Laox Co. Ltd.(1)	15,000	51,965
Lowe's Cos., Inc.	20,040	1,386,167
MarineMax, Inc.(1)	1,310	21,353
Men's Wearhouse, Inc. (The)	3,266	184,366
Nitori Holdings Co. Ltd.	3,500	278,591
O'Reilly Automotive, Inc.(1)	2,640	633,785
Penske Automotive Group, Inc.	787	39,822
Restoration Hardware Holdings, Inc.(1)	2,039	188,567
Ross Stores, Inc.	6,462	314,182
Signet Jewelers Ltd.	2,489	343,482
TJX Cos., Inc. (The)	7,561	531,690
Tractor Supply Co.	2,990	255,077

Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,593	251,837
		7,231,796
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc.	33,931	3,826,060
Canon, Inc.	9,900	302,712
EMC Corp.	18,118	450,595
FUJIFILM Holdings Corp.	4,100	168,721
Hewlett-Packard Co.	5,695	159,802
SanDisk Corp.	6,572	358,568
Silicon Graphics International Corp.(1)	5,268	26,340
Super Micro Computer, Inc.(1)	2,210	60,443
Western Digital Corp.	13,482	1,104,985
		6,458,226
Textiles, Apparel and Luxury Goods — 0.6%
Burberry Group plc	6,589	141,776
Carter's, Inc.	1,877	184,528
Culp, Inc.	811	24,938
G-III Apparel Group Ltd.(1)	439	30,436
Hanesbrands, Inc.	10,635	320,220
lululemon athletica, Inc.(1)	2,730	174,747
Luxottica Group SpA	5,048	342,143
LVMH Moet Hennessy Louis Vuitton SE	1,520	253,548
Moncler SpA	1,439	26,046
NIKE, Inc., Class B	2,765	308,989
Pandora A/S	7,389	853,728
Ralph Lauren Corp.	2,276	253,069
Skechers U.S.A., Inc., Class A(1)	416	58,548
Under Armour, Inc., Class A(1)	3,402	324,993
Wolverine World Wide, Inc.	4,343	117,044
		3,414,753
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	15,396	185,522
Essent Group Ltd.(1)	10,035	268,838
EverBank Financial Corp.	480	9,494
		463,854
Tobacco — 0.4%
Altria Group, Inc.	5,390	288,796
Imperial Tobacco Group plc	4,447	213,642
Japan Tobacco, Inc.	6,500	232,126
Philip Morris International, Inc.	15,889	1,267,942
		2,002,506
Trading Companies and Distributors — 0.2%
Ashtead Group plc	22,073	318,327
Bunzl plc	8,240	218,101
DXP Enterprises, Inc.(1)	1,200	35,700
ITOCHU Corp.	9,200	110,452
Kaman Corp.	205	7,960
Wolseley plc	6,170	394,762
		1,085,302
Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services Worldwide	683	41,295
Groupe Eurotunnel SE	19,010	257,372

Sydney Airport	8,766	35,870
		334,537
Water Utilities†
Beijing Enterprises Water Group Ltd.	46,000	32,942
Wireless Telecommunication Services — 0.3%
Drillisch AG	2,046	92,571
KDDI Corp.	2,800	69,702
NTT DoCoMo, Inc.	3,200	67,004
Partner Communications Co. Ltd.(1)	6,987	30,481
SBA Communications Corp., Class A(1)	9,594	1,134,011
Shenandoah Telecommunications Co.	58	2,244
Vodafone Group plc	35,684	123,136
		1,519,149
TOTAL COMMON STOCKS (Cost $226,982,694)		259,839,446
U.S. TREASURY SECURITIES — 17.7%
U.S. Treasury Bills, 0.25%, 6/23/16	700,000	698,244
U.S. Treasury Bonds, 3.50%, 2/15/39	2,061,000	2,287,038
U.S. Treasury Bonds, 4.375%, 11/15/39	3,220,000	4,065,083
U.S. Treasury Bonds, 2.875%, 5/15/43	70,000	68,695
U.S. Treasury Bonds, 2.50%, 2/15/45	2,250,000	2,038,241
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,307,763	7,627,996
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	67,222	93,155
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	761,822	923,377
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	577,552	704,820
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	887,124	803,662
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	778,470	679,758
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,023,940	1,075,650
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	2,199,078	1,978,396
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,148,234	5,130,771
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	4,542,340	4,538,052
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,111,500	1,187,944
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,374,881	1,371,981
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,547,575	2,537,606
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,145,420	4,319,685
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,335,252	3,389,623
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,634,258	1,598,147
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,245,264	1,217,716
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,928,668	3,803,414
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,383,952	3,341,764
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,482,988	1,486,038
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,507,530	1,447,964
U.S. Treasury Notes, 0.375%, 11/15/15(3)	700,000	700,365
U.S. Treasury Notes, 1.375%, 11/30/15	185,000	185,564
U.S. Treasury Notes, 0.50%, 3/31/17	2,550,000	2,544,887
U.S. Treasury Notes, 1.00%, 2/15/18	9,059,000	9,072,915
U.S. Treasury Notes, 0.75%, 4/15/18	1,000,000	993,958
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	312,808
U.S. Treasury Notes, 1.375%, 7/31/18	488,000	492,302
U.S. Treasury Notes, 1.25%, 10/31/18	2,700,000	2,708,562
U.S. Treasury Notes, 1.25%, 11/30/18	5,300,000	5,312,010
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	353,384
U.S. Treasury Notes, 1.50%, 11/30/19	1,700,000	1,704,216
U.S. Treasury Notes, 1.25%, 1/31/20	700,000	693,365

U.S. Treasury Notes, 1.375%, 2/29/20		1,650,000	1,642,793
U.S. Treasury Notes, 1.375%, 3/31/20		8,350,000	8,304,826
U.S. Treasury Notes, 1.375%, 4/30/20		1,100,000	1,093,319
U.S. Treasury Notes, 1.50%, 5/31/20		900,000	899,419
U.S. Treasury Notes, 1.625%, 6/30/20		2,600,000	2,610,598
U.S. Treasury Notes, 1.75%, 5/15/22		850,000	840,775
U.S. Treasury Notes, 1.875%, 5/31/22		200,000	199,339
U.S. Treasury Notes, 2.00%, 2/15/25		3,050,000	2,993,645
TOTAL U.S. TREASURY SECURITIES (Cost $100,735,001)			102,073,870
CORPORATE BONDS — 9.7%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	130,105
Lockheed Martin Corp., 3.80%, 3/1/45		50,000	44,030
United Technologies Corp., 6.05%, 6/1/36		51,000	61,616
United Technologies Corp., 5.70%, 4/15/40		150,000	175,796
			411,547
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)		40,000	40,017
American Honda Finance Corp., 2.125%, 10/10/18		80,000	80,459
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		70,000	71,012
Ford Motor Co., 4.75%, 1/15/43		50,000	47,559
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		200,000	199,329
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	117,175
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	269,679
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	60,374
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	150,000	174,056
			1,059,660
Banks — 2.4%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	177,840
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	301,946
Bank of America Corp., 3.75%, 7/12/16		$110,000	112,388
Bank of America Corp., 6.50%, 8/1/16		230,000	240,864
Bank of America Corp., 5.75%, 12/1/17		250,000	270,583
Bank of America Corp., 5.70%, 1/24/22		160,000	180,906
Bank of America Corp., 4.10%, 7/24/23		70,000	72,335
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	59,975
Bank of America Corp., MTN, 4.00%, 4/1/24		$120,000	122,697
Bank of America Corp., MTN, 4.20%, 8/26/24		130,000	129,047
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	88,141
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	63,620
Bank of America N.A., 5.30%, 3/15/17		810,000	851,685
Bank of Nova Scotia (The), 2.55%, 1/12/17		140,000	142,523
Barclays Bank plc, 5.14%, 10/14/20		100,000	108,915
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	70,000	97,791
BB&T Corp., MTN, 2.05%, 6/19/18		$60,000	60,482
BPCE SA, 4.625%, 7/18/23	EUR	100,000	128,394
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	113,206
Branch Banking & Trust Co., 3.80%, 10/30/26		$70,000	71,197
Capital One Financial Corp., 3.20%, 2/5/25		170,000	158,278
Citigroup, Inc., 4.45%, 1/10/17		100,000	103,876
Citigroup, Inc., 5.50%, 2/15/17		140,000	147,508
Citigroup, Inc., 1.75%, 5/1/18		370,000	367,366

Citigroup, Inc., 4.50%, 1/14/22		260,000	278,817
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,251
Citigroup, Inc., 4.40%, 6/10/25		360,000	362,623
Citigroup, Inc., 5.30%, 5/6/44		50,000	52,713
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	341,224
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	177,954
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	186,444
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	100,000	112,936
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	296,029
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	295,000	370,389
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	80,000	103,532
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	222,000	294,153
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	733,307
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	290,000	365,837
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	61,514
Fifth Third Bank, 2.875%, 10/1/21		250,000	248,579
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	110,000	198,154
HSBC Holdings plc, 5.10%, 4/5/21		$90,000	99,356
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	200,000	237,658
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	358,918
JPMorgan Chase & Co., 6.00%, 1/15/18		$560,000	612,261
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	69,487
JPMorgan Chase & Co., 3.875%, 9/10/24		190,000	187,305
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	229,944
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	259,341
KeyCorp, MTN, 2.30%, 12/13/18		120,000	120,723
KFW, 2.00%, 6/1/16		230,000	232,740
KFW, 3.875%, 1/21/19	EUR	225,000	285,757
KFW, MTN, 4.625%, 1/4/23	EUR	380,000	553,084
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	155,097
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	193,396
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	105,948
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	115,484
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	100,000	116,983
SunTrust Banks, Inc., 3.60%, 4/15/16		$40,000	40,589
U.S. Bancorp, 3.44%, 2/1/16		100,000	100,920
U.S. Bancorp, MTN, 3.00%, 3/15/22		70,000	70,762
U.S. Bancorp, MTN, 3.60%, 9/11/24		190,000	190,594
U.S. Bank N.A., 2.80%, 1/27/25		250,000	241,135
Wells Fargo & Co., 4.125%, 8/15/23		100,000	103,195
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,237
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	130,227
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	119,620
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$210,000	229,821
Wells Fargo & Co., MTN, 3.00%, 2/19/25		80,000	77,037
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	120,591
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	48,941
			13,834,170
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	47,132
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		220,000	211,532
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	141,513

Pernod-Ricard SA, 2.95%, 1/15/17(2)		170,000	173,586
			573,763
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		140,000	141,416
Amgen, Inc., 4.10%, 6/15/21		70,000	73,760
Amgen, Inc., 5.375%, 5/15/43		120,000	125,434
Celgene Corp., 3.25%, 8/15/22		90,000	88,003
Celgene Corp., 3.625%, 5/15/24		120,000	118,163
Celgene Corp., 3.875%, 8/15/25		90,000	89,606
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	118,077
			754,459
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		80,000	83,018
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		330,000	360,225
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	189,429
Jefferies Group, Inc., 5.125%, 4/13/18		$90,000	95,002
			727,674
Chemicals — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	100,652
Dow Chemical Co. (The), 4.25%, 11/15/20		100,000	106,216
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	28,359
Eastman Chemical Co., 2.70%, 1/15/20		110,000	109,247
Eastman Chemical Co., 3.60%, 8/15/22		12,000	11,907
Ecolab, Inc., 4.35%, 12/8/21		160,000	172,124
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	43,058
Mosaic Co. (The), 5.625%, 11/15/43		60,000	63,436
			634,999
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		220,000	222,581
Waste Management, Inc., 4.10%, 3/1/45		70,000	64,469
			287,050
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	39,408
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	264,716
			304,124
Construction Materials†
Owens Corning, 4.20%, 12/15/22		90,000	90,606
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	271,052
American Express Co., 1.55%, 5/22/18		60,000	59,530
American Express Credit Corp., 1.30%, 7/29/16		110,000	110,358
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	246,149
Discover Bank, 2.00%, 2/21/18		31,000	30,717
Equifax, Inc., 3.30%, 12/15/22		100,000	99,831
PNC Bank N.A., 6.00%, 12/7/17		340,000	371,182
Synchrony Financial, 3.00%, 8/15/19		50,000	50,123
			1,238,942
Containers and Packaging†
Rock-Tenn Co., 3.50%, 3/1/20		80,000	82,270
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	68,087
Johns Hopkins University, 4.08%, 7/1/53		30,000	29,263
			97,350

Diversified Financial Services — 1.4%
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	107,564
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	190,359
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	200,000	268,259
General Electric Capital Corp., 5.30%, 2/11/21		$40,000	45,144
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	274,460
General Electric Capital Corp., MTN, 5.625%, 9/15/17		415,000	448,954
General Electric Capital Corp., MTN, 4.375%, 9/16/20		410,000	445,025
General Electric Capital Corp., MTN, 4.65%, 10/17/21		100,000	110,005
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	131,327
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		150,000	153,413
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	614,311
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		120,000	122,752
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		140,000	167,075
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		70,000	70,854
Gulf Gate Apartments, VRN, 0.19%, 9/10/15 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)		3,000,000	3,000,000
Morgan Stanley, 5.00%, 11/24/25		350,000	368,785
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	367,892
Morgan Stanley, MTN, 5.625%, 9/23/19		450,000	500,479
Morgan Stanley, MTN, 3.70%, 10/23/24		150,000	149,885
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	170,000	233,441
UBS AG (Stamford Branch), 5.875%, 12/20/17		$186,000	202,581
			7,972,565
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.625%, 12/1/22		90,000	84,016
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	108,713
AT&T, Inc., 6.55%, 2/15/39		$171,000	194,654
AT&T, Inc., 4.30%, 12/15/42		130,000	110,795
British Telecommunications plc, 5.95%, 1/15/18		230,000	251,948
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		180,000	181,851
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		19,000	21,519
Orange SA, 4.125%, 9/14/21		120,000	127,434
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	115,906
Verizon Communications, Inc., 3.65%, 9/14/18		$310,000	325,195
Verizon Communications, Inc., 3.50%, 11/1/21		80,000	81,212
Verizon Communications, Inc., 5.15%, 9/15/23		220,000	241,002
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	338,328
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	36,897
Verizon Communications, Inc., 4.75%, 11/1/41		120,000	110,569
Verizon Communications, Inc., 6.55%, 9/15/43		79,000	93,606
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	53,736
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	97,999
			2,575,380
Electric Utilities†
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	118,615
Energy Equipment and Services†
Ensco plc, 4.70%, 3/15/21		$180,000	165,008
Weatherford International Ltd., 4.50%, 4/15/22		80,000	67,523
			232,531
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22		110,000	112,545
CVS Health Corp., 5.125%, 7/20/45		60,000	64,148
Dollar General Corp., 3.25%, 4/15/23		70,000	66,630

Kroger Co. (The), 6.40%, 8/15/17	180,000	195,889
Kroger Co. (The), 3.30%, 1/15/21	170,000	172,672
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	144,411
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	262,147
		1,018,442
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	91,946
Kraft Heinz Food Co., 3.95%, 7/15/25(2)	50,000	50,828
Kraft Heinz Food Co., 5.20%, 7/15/45(2)	70,000	73,725
Mondelez International, Inc., 4.00%, 2/1/24	110,000	112,798
Tyson Foods, Inc., 4.50%, 6/15/22	100,000	105,058
		434,355
Gas Utilities — 0.3%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	141,249
Enbridge, Inc., 4.50%, 6/10/44	60,000	45,997
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	110,875
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	50,345
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	100,171
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	79,110
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	250,379
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	198,431
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	192,067
Kinder Morgan, Inc., 4.30%, 6/1/25	40,000	36,941
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	113,288
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	155,178
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	153,530
TransCanada PipeLines Ltd., 2.50%, 8/1/22	150,000	140,101
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	69,419
Williams Partners LP, 4.125%, 11/15/20	20,000	20,352
Williams Partners LP, 5.10%, 9/15/45	60,000	49,106
		1,906,539
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	180,000	179,627
Medtronic, Inc., 2.50%, 3/15/20(2)	70,000	70,505
Medtronic, Inc., 2.75%, 4/1/23	50,000	48,198
Medtronic, Inc., 3.50%, 3/15/25(2)	100,000	99,598
Medtronic, Inc., 4.375%, 3/15/35(2)	120,000	119,097
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	59,427
		576,452
Health Care Providers and Services — 0.1%
Aetna, Inc., 2.75%, 11/15/22	90,000	85,882
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	202,752
Express Scripts Holding Co., 7.25%, 6/15/19	140,000	163,543
NYU Hospitals Center, 4.43%, 7/1/42	70,000	68,038
UnitedHealth Group, Inc., 2.875%, 3/15/22	70,000	69,609
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	51,244
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	77,659
		718,727
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	320,000	345,818
General Electric Co., 2.70%, 10/9/22	90,000	88,170
General Electric Co., 4.125%, 10/9/42	160,000	153,413
		587,401

Insurance — 0.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25		120,000	115,205
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	65,228
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	244,234
American International Group, Inc., 4.875%, 6/1/22		$240,000	262,068
American International Group, Inc., 4.50%, 7/16/44		70,000	67,106
American International Group, Inc., MTN, 5.85%, 1/16/18		170,000	185,809
Aquarius and Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	122,604
AXA SA, 7.125%, 12/15/20	GBP	110,000	198,557
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$120,000	130,488
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	71,092
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	107,645
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	200,000	222,090
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$30,000	35,679
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		110,000	104,878
Lincoln National Corp., 6.25%, 2/15/20		180,000	207,593
Markel Corp., 4.90%, 7/1/22		120,000	130,176
Markel Corp., 3.625%, 3/30/23		30,000	29,672
MetLife, Inc., 4.125%, 8/13/42		70,000	64,819
MetLife, Inc., 4.875%, 11/13/43		70,000	73,386
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		100,000	97,638
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	49,856
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		100,000	111,841
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		130,000	145,568
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		60,000	60,698
Travelers Cos., Inc. (The), 4.60%, 8/1/43		60,000	61,413
Travelers Cos., Inc. (The), 4.30%, 8/25/45		30,000	29,535
Voya Financial, Inc., 5.50%, 7/15/22		40,000	45,130
Voya Financial, Inc., 5.70%, 7/15/43		110,000	125,248
WR Berkley Corp., 4.625%, 3/15/22		80,000	84,306
WR Berkley Corp., 4.75%, 8/1/44		50,000	48,915
			3,298,477
IT Services†
Fidelity National Information Services, Inc., 3.50%, 4/15/23		70,000	64,980
Xerox Corp., 2.95%, 3/15/17		50,000	50,795
			115,775
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		163,000	165,611
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		60,000	61,244
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		80,000	83,480
			310,335
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		130,000	127,717
Deere & Co., 5.375%, 10/16/29		250,000	297,043
			424,760
Media — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39		170,000	204,209
21st Century Fox America, Inc., 4.75%, 9/15/44		100,000	95,950
CBS Corp., 3.50%, 1/15/25		80,000	75,945
CBS Corp., 4.85%, 7/1/42		50,000	45,828
CCO Safari II LLC, 4.91%, 7/23/25(2)		290,000	288,457
Comcast Corp., 6.40%, 5/15/38		110,000	135,938
Comcast Corp., 4.75%, 3/1/44		120,000	124,877

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21		150,000	160,944
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24		50,000	50,570
Discovery Communications LLC, 5.625%, 8/15/19		130,000	143,195
Discovery Communications LLC, 3.25%, 4/1/23		60,000	55,967
NBCUniversal Media LLC, 5.15%, 4/30/20		80,000	89,658
NBCUniversal Media LLC, 4.375%, 4/1/21		440,000	476,581
NBCUniversal Media LLC, 2.875%, 1/15/23		60,000	58,478
Omnicom Group, Inc., 3.625%, 5/1/22		30,000	29,737
Scripps Networks Interactive, Inc., 2.80%, 6/15/20		60,000	59,084
Time Warner Cable, Inc., 4.50%, 9/15/42		110,000	88,210
Time Warner, Inc., 3.60%, 7/15/25		50,000	48,433
Time Warner, Inc., 7.70%, 5/1/32		220,000	281,621
Time Warner, Inc., 5.35%, 12/15/43		70,000	72,080
Viacom, Inc., 4.50%, 3/1/21		90,000	91,172
Viacom, Inc., 3.125%, 6/15/22		60,000	53,817
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		100,000	96,967
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		80,000	77,389
			2,905,107
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21		150,000	141,623
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	25,636
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	199,900
Freeport-McMoRan, Inc., 3.875%, 3/15/23		40,000	30,800
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		70,000	68,831
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	100,764
Newmont Mining Corp., 6.25%, 10/1/39		$40,000	35,762
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25		80,000	77,719
Teck Resources Ltd., 3.15%, 1/15/17		90,000	85,078
			766,113
Multi-Utilities — 0.5%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	80,216
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		20,000	17,803
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	55,548
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	131,408
Consumers Energy Co., 2.85%, 5/15/22		30,000	29,850
Consumers Energy Co., 3.375%, 8/15/23		110,000	111,449
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	211,677
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	77,297
Dominion Resources, Inc., 3.625%, 12/1/24		80,000	79,159
Dominion Resources, Inc., 4.90%, 8/1/41		100,000	101,472
Duke Energy Florida, Inc., 6.35%, 9/15/37		170,000	219,285
Duke Energy Florida, Inc., 3.85%, 11/15/42		80,000	74,916
Duke Energy Progress, Inc., 4.15%, 12/1/44		70,000	68,603
Edison International, 3.75%, 9/15/17		110,000	114,626
Engie SA, VRN, 4.75%, 7/10/21	EUR	200,000	246,587
Exelon Generation Co. LLC, 4.25%, 6/15/22		$60,000	61,172
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	39,763
Georgia Power Co., 4.30%, 3/15/42		50,000	44,609
Nisource Finance Corp., 5.65%, 2/1/45		70,000	79,853
PacifiCorp, 6.00%, 1/15/39		70,000	85,609
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	70,996
Progress Energy, Inc., 3.15%, 4/1/22		60,000	60,089
RWE AG, VRN, 3.50%, 4/21/75	EUR	100,000	191,928

Sempra Energy, 6.50%, 6/1/16		$150,000	155,672
Sempra Energy, 2.40%, 3/15/20		70,000	69,779
Sempra Energy, 2.875%, 10/1/22		130,000	124,787
Southern Power Co., 5.15%, 9/15/41		40,000	40,075
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	213,954
Virginia Electric and Power Co., 4.45%, 2/15/44		$50,000	51,282
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	31,231
			2,940,695
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	111,401
Target Corp., 4.00%, 7/1/42		180,000	172,821
			284,222
Oil, Gas and Consumable Fuels — 0.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16		40,000	41,749
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	67,555
Apache Corp., 4.75%, 4/15/43		50,000	45,976
BP Capital Markets plc, 4.50%, 10/1/20		40,000	43,574
BP Capital Markets plc, 2.75%, 5/10/23		60,000	57,006
BP Capital Markets plc, 3.51%, 3/17/25		40,000	39,296
Chevron Corp., 2.43%, 6/24/20		40,000	40,192
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	50,019
Continental Resources, Inc., 3.80%, 6/1/24		60,000	50,681
Devon Energy Corp., 5.00%, 6/15/45		30,000	28,646
EOG Resources, Inc., 5.625%, 6/1/19		210,000	235,454
EOG Resources, Inc., 4.10%, 2/1/21		70,000	74,956
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	136,592
Hess Corp., 6.00%, 1/15/40		50,000	49,940
Marathon Petroleum Corp., 3.50%, 3/1/16		40,000	40,490
Noble Energy, Inc., 4.15%, 12/15/21		120,000	119,457
Occidental Petroleum Corp., 4.625%, 6/15/45		20,000	19,859
Phillips 66, 4.30%, 4/1/22		160,000	167,202
Phillips 66, 4.65%, 11/15/34		100,000	97,649
Shell International Finance BV, 2.375%, 8/21/22		100,000	95,658
Shell International Finance BV, 3.625%, 8/21/42		70,000	60,401
Shell International Finance BV, 4.55%, 8/12/43		6,000	6,089
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	100,000	107,808
Statoil ASA, 4.80%, 11/8/43		$100,000	106,891
Talisman Energy, Inc., 7.75%, 6/1/19		80,000	90,311
Total Capital Canada Ltd., 2.75%, 7/15/23		80,000	76,360
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	100,000	112,381
Total Capital SA, 2.125%, 8/10/18		$90,000	91,004
			2,153,196
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)		130,000	130,030
International Paper Co., 6.00%, 11/15/41		30,000	31,922
			161,952
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		110,000	109,964
AbbVie, Inc., 2.90%, 11/6/22		120,000	115,940
AbbVie, Inc., 3.60%, 5/14/25		40,000	39,412
AbbVie, Inc., 4.40%, 11/6/42		130,000	120,079
Actavis Funding SCS, 3.85%, 6/15/24		80,000	78,040
Actavis Funding SCS, 4.55%, 3/15/35		80,000	73,569

Actavis, Inc., 1.875%, 10/1/17	130,000	129,568
Actavis, Inc., 3.25%, 10/1/22	190,000	182,656
Actavis, Inc., 4.625%, 10/1/42	40,000	37,397
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	70,000	69,060
Merck & Co., Inc., 2.40%, 9/15/22	110,000	105,934
Roche Holdings, Inc., 3.35%, 9/30/24(2)	60,000	60,355
Roche Holdings, Inc., 4.00%, 11/28/44(2)	200,000	197,041
Sanofi, 4.00%, 3/29/21	78,000	83,017
		1,402,032
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	40,000	43,274
DDR Corp., 3.625%, 2/1/25	80,000	75,337
Essex Portfolio LP, 3.625%, 8/15/22	90,000	91,181
Essex Portfolio LP, 3.375%, 1/15/23	40,000	39,530
Essex Portfolio LP, 3.25%, 5/1/23	30,000	29,004
HCP, Inc., 3.75%, 2/1/16	130,000	131,453
Health Care REIT, Inc., 2.25%, 3/15/18	30,000	30,059
Health Care REIT, Inc., 3.75%, 3/15/23	100,000	98,876
Hospitality Properties Trust, 4.65%, 3/15/24	100,000	98,812
Hospitality Properties Trust, 4.50%, 3/15/25	80,000	78,451
Kilroy Realty LP, 3.80%, 1/15/23	110,000	108,483
Realty Income Corp., 4.125%, 10/15/26	50,000	49,976
Senior Housing Properties Trust, 4.75%, 5/1/24	100,000	99,352
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	100,000	100,505
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	42,938
		1,117,231
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	148,262
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	51,974
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	20,000	20,558
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	130,000	123,591
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	36,345
CSX Corp., 4.25%, 6/1/21	110,000	117,485
CSX Corp., 3.40%, 8/1/24	110,000	109,364
Norfolk Southern Corp., 5.75%, 4/1/18	140,000	153,539
Norfolk Southern Corp., 3.25%, 12/1/21	90,000	90,462
Union Pacific Corp., 4.00%, 2/1/21	60,000	64,381
Union Pacific Corp., 4.75%, 9/15/41	120,000	127,052
		1,043,013
Semiconductors and Semiconductor Equipment†
Intel Corp., 3.70%, 7/29/25	50,000	50,591
Software — 0.2%
Intuit, Inc., 5.75%, 3/15/17	302,000	320,140
Microsoft Corp., 2.375%, 5/1/23	50,000	47,710
Microsoft Corp., 2.70%, 2/12/25	120,000	115,809
Oracle Corp., 2.50%, 10/15/22	200,000	192,718
Oracle Corp., 3.625%, 7/15/23	160,000	163,866
Oracle Corp., 3.40%, 7/8/24	80,000	80,646
Oracle Corp., 4.30%, 7/8/34	20,000	19,835
		940,724
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	222,861

Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	98,955
Apple, Inc., 2.85%, 5/6/21		100,000	101,801
Apple, Inc., 3.45%, 5/6/24		220,000	223,964
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	156,240
			580,960
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		260,000	250,368
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	161,327
Reynolds American, Inc., 4.45%, 6/12/25		130,000	133,696
			545,391
Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17		70,000	73,994
TOTAL CORPORATE BONDS (Cost $55,232,243)			55,575,050
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.9%
Australia — 0.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	204,000	161,508
Australia Government Bond, 2.75%, 4/21/24	AUD	1,080,000	778,731
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	210,000	154,011
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	247,000	185,136
			1,279,386
Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	285,000	368,866
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	58,000	76,804
Austria Government Bond, 3.40%, 11/22/22(2)	EUR	125,000	167,988
Austria Government Bond, 1.65%, 10/21/24(2)	EUR	72,000	86,008
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	100,000	163,751
			863,417
Belgium — 0.3%
Belgium Government Bond, 4.00%, 3/28/18(2)	EUR	253,000	313,765
Belgium Government Bond, 4.25%, 9/28/22	EUR	217,000	304,921
Belgium Government Bond, 2.25%, 6/22/23	EUR	431,000	538,635
Belgium Government Bond, 5.00%, 3/28/35(2)	EUR	95,000	163,010
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	123,000	202,904
			1,523,235
Canada — 0.5%
Canadian Government Bond, 1.50%, 3/1/17	CAD	490,000	378,234
Canadian Government Bond, 4.00%, 6/1/17	CAD	123,000	99,274
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	295,657
Canadian Government Bond, 3.25%, 6/1/21	CAD	447,000	384,146
Canadian Government Bond, 4.00%, 6/1/41	CAD	425,000	434,827
Province of British Columbia, 3.25%, 12/18/21	CAD	257,000	214,174
Province of British Columbia, 2.85%, 6/18/25	CAD	470,000	375,645
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,314
Province of Ontario Canada, 4.40%, 6/2/19	CAD	325,000	276,839
Province of Ontario Canada, 4.65%, 6/2/41	CAD	240,000	228,680
Province of Quebec Canada, 3.00%, 9/1/23	CAD	180,000	146,068
Province of Quebec Canada, 5.00%, 12/1/41	CAD	55,000	54,665
			2,978,523
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	16,000	2,802
Denmark Government Bond, 7.00%, 11/10/24	DKK	563,000	131,896

Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	68,834
			203,532
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(2)	EUR	105,000	137,455
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	142,000	170,856
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	77,000	110,899
			419,210
France — 0.6%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,485,000	1,944,410
France Government Bond OAT, 1.75%, 11/25/24	EUR	539,000	643,612
France Government Bond OAT, 5.50%, 4/25/29	EUR	137,000	229,854
France Government Bond OAT, 3.25%, 5/25/45	EUR	457,000	648,197
			3,466,073
Germany — 0.5%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	726,000	925,971
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	643,000	824,176
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	125,000	154,247
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	110,000	121,002
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	159,000	282,150
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	268,000	375,678
			2,683,224
Ireland — 0.1%
Ireland Government Bond, 5.90%, 10/18/19	EUR	120,000	165,499
Ireland Government Bond, 3.40%, 3/18/24	EUR	139,000	183,329
			348,828
Italy — 0.8%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	890,000	1,068,631
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	1,508,000	1,743,468
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	677,000	796,020
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	350,000	469,890
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	232,000	350,404
			4,428,413
Japan — 2.6%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	399,000,000	3,320,683
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	543,800,000	4,734,068
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	260,600,000	2,626,645
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	120,800,000	1,138,034
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	301,150,000	2,922,823
			14,742,253
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	361,000	470,838
Netherlands Government Bond, 2.25%, 7/15/22(2)	EUR	211,000	265,196
Netherlands Government Bond, 3.75%, 1/15/42(2)	EUR	73,000	121,588
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	15,000	21,358
			878,980
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	287,000	196,735
Norway†
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	1,193,000	166,234
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	220,000	159,128
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	71,672
			230,800

Spain — 0.8%
Spain Government Bond, 5.50%, 7/30/17(2)	EUR	440,000	543,644
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	805,000	1,032,910
Spain Government Bond, 5.85%, 1/31/22(2)	EUR	15,000	21,341
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	729,000	974,906
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	1,660,000	1,796,909
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	170,000	261,874
			4,631,584
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,860,000	409,038
Switzerland — 0.2%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	660,000	783,926
Switzerland Government Bond, 2.50%, 3/8/36	CHF	77,000	113,437
			897,363
United Kingdom — 0.9%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	490,000	778,669
United Kingdom Gilt, 5.00%, 3/7/18	GBP	175,000	296,656
United Kingdom Gilt, 4.50%, 3/7/19	GBP	225,000	386,374
United Kingdom Gilt, 8.00%, 6/7/21	GBP	56,000	116,992
United Kingdom Gilt, 5.00%, 3/7/25	GBP	450,000	875,912
United Kingdom Gilt, 4.25%, 6/7/32	GBP	147,000	285,509
United Kingdom Gilt, 4.25%, 3/7/36	GBP	374,000	735,207
United Kingdom Gilt, 4.50%, 12/7/42	GBP	495,000	1,047,337
United Kingdom Gilt, 4.25%, 12/7/55	GBP	245,000	547,225
			5,069,881
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $48,389,483)			45,416,709
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 7.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.76%, 9/15/15		$81,778	83,703
FHLMC, VRN, 1.84%, 9/15/15		254,731	261,401
FHLMC, VRN, 1.97%, 9/15/15		182,352	187,788
FHLMC, VRN, 1.98%, 9/15/15		152,416	157,002
FHLMC, VRN, 2.05%, 9/15/15		442,421	450,696
FHLMC, VRN, 2.28%, 9/15/15		83,598	89,279
FHLMC, VRN, 2.32%, 9/15/15		346,996	351,324
FHLMC, VRN, 2.42%, 9/15/15		113,396	121,256
FHLMC, VRN, 2.44%, 9/15/15		373,336	398,397
FHLMC, VRN, 2.50%, 9/15/15		24,313	26,011
FHLMC, VRN, 2.53%, 9/15/15		56,484	60,066
FHLMC, VRN, 2.63%, 9/15/15		81,957	87,422
FHLMC, VRN, 2.86%, 9/15/15		91,422	94,192
FHLMC, VRN, 3.00%, 9/15/15		223,253	237,390
FHLMC, VRN, 3.26%, 9/15/15		188,128	200,168
FHLMC, VRN, 3.74%, 9/15/15		83,714	87,727
FHLMC, VRN, 4.04%, 9/15/15		105,364	110,724
FHLMC, VRN, 4.21%, 9/15/15		171,321	180,900
FHLMC, VRN, 4.65%, 9/15/15		119,145	125,605
FHLMC, VRN, 5.13%, 9/15/15		30,717	32,506
FHLMC, VRN, 6.12%, 9/15/15		100,017	106,421
FNMA, VRN, 1.90%, 9/25/15		188,568	198,495
FNMA, VRN, 1.94%, 9/25/15		335,187	351,644
FNMA, VRN, 1.94%, 9/25/15		252,165	265,356

FNMA, VRN, 1.94%, 9/25/15	534,078	561,217
FNMA, VRN, 1.94%, 9/25/15	247,542	259,613
FNMA, VRN, 1.96%, 9/25/15	338,988	356,152
FNMA, VRN, 2.25%, 9/25/15	25,723	27,385
FNMA, VRN, 2.31%, 9/25/15	74,508	79,776
FNMA, VRN, 2.34%, 9/25/15	56,139	60,098
FNMA, VRN, 2.40%, 9/25/15	191,163	204,059
FNMA, VRN, 2.70%, 9/25/15	260,920	268,067
FNMA, VRN, 3.36%, 9/25/15	133,515	139,822
FNMA, VRN, 3.64%, 9/25/15	151,488	158,562
FNMA, VRN, 3.92%, 9/25/15	131,320	139,154
FNMA, VRN, 5.07%, 9/25/15	192,461	205,086
		6,724,464
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.0%
FHLMC, 6.50%, 6/1/16	3,099	3,130
FHLMC, 4.50%, 1/1/19	167,445	174,108
FHLMC, 8.00%, 7/1/30	4,120	5,126
FHLMC, 6.50%, 5/1/31	12,227	13,982
FHLMC, 5.50%, 12/1/33	147,980	168,847
FHLMC, 5.50%, 1/1/38	262,002	291,768
FHLMC, 6.00%, 2/1/38	299,979	338,961
FHLMC, 6.00%, 11/1/38	201,795	227,965
FHLMC, 6.50%, 7/1/47	8,507	9,421
FNMA, 3.00%, 9/14/15(6)	250,000	251,113
FNMA, 3.50%, 9/14/15(6)	1,900,000	1,969,060
FNMA, 4.00%, 9/14/15(6)	1,810,000	1,922,772
FNMA, 4.50%, 9/14/15(6)	1,250,000	1,354,445
FNMA, 5.00%, 9/14/15(6)	150,000	165,398
FNMA, 5.50%, 9/14/15(6)	100,000	111,891
FNMA, 5.00%, 9/1/20	195,104	208,547
FNMA, 2.625%, 9/6/24	320,000	322,743
FNMA, 7.00%, 6/1/26	416	486
FNMA, 7.50%, 3/1/27	1,336	1,340
FNMA, 6.50%, 6/1/29	11,898	13,666
FNMA, 7.00%, 7/1/29	2,005	2,196
FNMA, 7.00%, 3/1/30	6,875	7,503
FNMA, 7.50%, 9/1/30	4,745	5,524
FNMA, 6.625%, 11/15/30	1,290,000	1,845,155
FNMA, 6.50%, 9/1/31	30,090	34,562
FNMA, 7.00%, 9/1/31	10,919	12,265
FNMA, 6.50%, 1/1/32	7,926	9,102
FNMA, 5.50%, 6/1/33	111,905	126,420
FNMA, 5.50%, 8/1/33	556,476	624,669
FNMA, 5.50%, 9/1/33	145,249	163,910
FNMA, 5.00%, 11/1/33	549,885	609,326
FNMA, 5.50%, 1/1/34	458,857	516,640
FNMA, 4.50%, 9/1/35	312,608	339,990
FNMA, 5.00%, 2/1/36	513,864	566,957
FNMA, 5.50%, 4/1/36	91,286	102,546
FNMA, 5.00%, 10/1/36	105,862	116,662
FNMA, 5.50%, 12/1/36	206,807	231,771
FNMA, 5.50%, 1/1/37	588,866	660,804
FNMA, 6.50%, 8/1/37	192,481	215,152

FNMA, 5.00%, 4/1/40	980,507	1,083,469
FNMA, 4.00%, 1/1/41	1,080,582	1,165,192
FNMA, 4.50%, 1/1/41	1,232,980	1,351,518
FNMA, 5.00%, 6/1/41	832,766	920,337
FNMA, 4.50%, 7/1/41	612,612	670,202
FNMA, 4.50%, 9/1/41	487,496	530,327
FNMA, 4.50%, 9/1/41	1,444,077	1,570,278
FNMA, 4.00%, 12/1/41	1,097,104	1,178,915
FNMA, 4.00%, 1/1/42	668,551	713,854
FNMA, 3.50%, 5/1/42	1,324,687	1,376,300
FNMA, 3.50%, 6/1/42	785,618	818,625
FNMA, 3.00%, 11/1/42	1,457,612	1,471,291
FNMA, 6.50%, 8/1/47	27,414	30,620
FNMA, 6.50%, 8/1/47	50,234	56,137
FNMA, 6.50%, 9/1/47	51,253	57,295
FNMA, 6.50%, 9/1/47	2,830	3,165
FNMA, 6.50%, 9/1/47	19,245	21,514
FNMA, 6.50%, 9/1/47	27,971	31,279
FNMA, 6.50%, 9/1/47	7,469	8,347
GNMA, 3.50%, 9/21/15(6)	175,000	182,226
GNMA, 4.00%, 9/21/15(6)	1,978,000	2,096,950
GNMA, 7.00%, 1/15/24	2,058	2,274
GNMA, 8.00%, 7/15/24	4,994	5,325
GNMA, 8.00%, 9/15/24	3,945	4,361
GNMA, 9.00%, 4/20/25	970	1,110
GNMA, 7.00%, 9/15/25	8,116	8,461
GNMA, 7.50%, 10/15/25	4,894	5,052
GNMA, 7.50%, 2/15/26	11,815	13,295
GNMA, 8.25%, 7/15/26	31,171	32,488
GNMA, 7.00%, 12/15/27	17,906	18,387
GNMA, 6.50%, 2/15/28	6,681	7,640
GNMA, 6.50%, 3/15/28	10,197	11,660
GNMA, 6.50%, 4/15/28	1,278	1,461
GNMA, 6.00%, 10/15/28	22,053	25,221
GNMA, 7.00%, 5/15/31	9,718	11,680
GNMA, 5.50%, 11/15/32	81,251	93,352
GNMA, 6.50%, 10/15/38	919,544	1,051,523
GNMA, 4.50%, 5/20/41	823,578	895,104
GNMA, 4.50%, 6/15/41	359,734	397,429
GNMA, 4.00%, 12/15/41	1,498,950	1,594,715
GNMA, 3.50%, 6/20/42	626,504	655,368
GNMA, 3.50%, 7/20/42	478,777	500,860
GNMA, 3.50%, 4/20/45	215,929	225,260
		34,645,790
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $40,241,980)		41,370,254
COMMERCIAL PAPER(7) — 3.6%
Bennington Stark Capital Co. LLC, 0.23%, 10/8/15(2)	2,000,000	1,999,470
Chariot Funding LLC, 0.38%, 12/7/15(2)	2,100,000	2,097,851
Crown Point Capital Co. LLC, 0.20%, 9/4/15(2)	2,200,000	2,199,958
Jupiter Securitization Co. LLC, 0.38%, 12/8/15(2)	2,100,000	2,097,817
Lexington Parker Capital Co. LLC, 0.20%, 9/14/15(2)	2,100,000	2,099,861
Liberty Street Funding LLC, 0.22%, 10/1/15(2)	2,100,000	2,099,579
Old Line Funding LLC, 0.28%, 10/2/15(2)	2,100,000	2,099,617

Thunder Bay Funding LLC, 0.30%, 11/18/15(2)	2,100,000	2,098,424
Toronto-Dominion Holdings USA, 0.24%, 9/18/15(2)	2,100,000	2,099,827
Toyota Motor Credit Corp., 0.29%, 11/23/15	2,100,000	2,098,804
TOTAL COMMERCIAL PAPER (Cost $20,991,232)		20,991,208
MUNICIPAL SECURITIES — 3.1%
Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.06%, 9/3/15 (LOC: Wells Fargo Bank N.A.)	1,675,000	1,675,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	160,000	210,782
California GO, (Building Bonds), 7.55%, 4/1/39	30,000	43,552
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	111,118
California GO, (Building Bonds), 7.60%, 11/1/40	65,000	96,065
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.13%, 9/2/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12, Cost $2,200,000)(4)	2,200,000	2,200,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.10%, 9/3/15 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.02%, 9/2/15	500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	130,000	121,047
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.14%, 9/3/15	2,150,000	2,150,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	65,000	83,817
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	95,506
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	71,859
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.09%, 9/3/15	3,000,000	3,000,000
Mission Economic Development Corp. Solid Waste Disposal Rev., (IESI Corp.), VRDN, 0.06%, 9/3/15 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.03%, 9/3/15 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	138,180
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	100,643
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	40,000	50,275
New York State Housing Finance Agency Rev., Series 2014 A, (Maestro W. Chelsea Housing), VRDN, 0.02%, 9/2/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	124,011
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.13%, 9/2/15 (LOC: FNMA)	635,000	635,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	87,678
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	54,236
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	120,000	118,126
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	174,126
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	220,014
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	108,492
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	89,473
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	35,000	47,529
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	126,854
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	157,326
University of Illinois Rev., Series 1997 B, (Health Services Facilities System), VRDN, 0.01%, 9/2/15 (LOC: Wells Fargo Bank N.A.)	900,000	900,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	59,133
TOTAL MUNICIPAL SECURITIES (Cost $17,764,792)		18,149,842

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/15	132,990	133,271
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	675,000	676,187
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 9/15/15(2)	450,000	449,303
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	400,000	396,739
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	525,000	527,089
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(2)	125,000	128,989
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.15%, 9/15/15(2)	720,168	720,574
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.00%, 9/15/15(2)	615,000	612,052
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	402,915
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/15	425,000	446,268
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 9/1/15	108,000	112,311
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	550,000	575,641
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	450,000	446,621
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(2)	75,000	75,508
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(2)	725,000	722,259
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	427,000	429,024
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/15(2)	750,000	758,392
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.10%, 9/15/15(2)	500,000	497,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	25,000	26,755
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	250,000	268,422
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	40,828	41,194
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	600,000	616,526
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,047,587)		9,063,762
ASSET-BACKED SECURITIES(5) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	400,000	408,949
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(2)	325,000	325,149
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	75,413
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.56%, 9/16/15	425,000	423,677
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.70%, 9/15/15(2)	450,000	448,721
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.45%, 9/15/15	100,000	99,454
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.61%, 9/7/15(2)	453,699	452,856
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	179,482	179,331
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	167,719	167,406
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	550,000	550,747
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.37%, 9/15/15	264,654	264,438
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 9/10/15(2)	513,016	512,152
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	108,045	108,620
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	497,757	493,345
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.40%, 9/17/15(2)	777,078	770,562
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.65%, 9/17/15(2)	318,824	319,259
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	197,189	197,173
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	374,726
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	350,000	351,000
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	120,695	119,962
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	76,491	76,667
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	293,407	293,189

Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.53%, 9/15/15	425,000	425,094
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	74,964	73,759
TOTAL ASSET-BACKED SECURITIES (Cost $7,520,041)		7,511,649
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 9/1/15	376,122	370,932
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.78%, 9/1/15	356,432	360,519
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/15(2)	149,019	148,828
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 9/1/15(2)	392,632	402,164
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 9/1/15(2)	204,908	211,611
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.94%, 9/25/15	609,397	589,052
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.45%, 9/1/15	44,781	44,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 9/1/15	1,120,903	1,142,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.83%, 9/1/15	37,667	36,775
		3,306,900
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	399,216	433,224
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	338,388	338,287
		771,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,019,454)		4,078,411
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI Emerging Markets ETF	434	14,687
iShares MSCI Japan ETF	3,400	41,208
iShares Russell 1000 Growth ETF	1,469	140,730
iShares Russell 2000 Value ETF	100	9,370
iShares Russell Mid-Cap Value ETF	3,607	251,624
TOTAL EXCHANGE-TRADED FUNDS (Cost $372,689)		457,619
TEMPORARY CASH INVESTMENTS — 2.9%
SSgA U.S. Government Money Market Fund, Class N	13,248,573	13,248,573
State Street Institutional Liquid Reserves Fund, Premier Class	3,229,134	3,229,134
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,477,707)		16,477,707
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $547,774,903)		581,005,527
OTHER ASSETS AND LIABILITIES — (1.0)%		(6,015,049)
TOTAL NET ASSETS — 100.0%		$574,990,478

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	114,343	USD	87,295	Barclays Bank plc	9/16/15	(5,981)
AUD	53,675	USD	39,333	JPMorgan Chase Bank N.A.	9/16/15	(1,163)
USD	490,366	AUD	642,302	Barclays Bank plc	9/16/15	33,597
USD	51,889	AUD	70,897	Barclays Bank plc	9/16/15	1,471
USD	19,712	AUD	27,077	State Street Bank & Trust Co.	9/16/15	456
USD	31,524	AUD	43,442	State Street Bank & Trust Co.	9/16/15	631
USD	106,186	AUD	150,000	Westpac Group	9/16/15	(486)
USD	120,344	AUD	170,000	Westpac Group	9/16/15	(551)
CAD	184,477	USD	150,000	Barclays Bank plc	9/16/15	(9,786)
CAD	161,191	USD	130,000	Barclays Bank plc	9/16/15	(7,484)
CAD	45,583	USD	35,000	JPMorgan Chase Bank N.A.	9/16/15	(354)
CAD	130,970	USD	100,000	JPMorgan Chase Bank N.A.	9/16/15	(454)
CAD	144,067	USD	110,000	JPMorgan Chase Bank N.A.	9/16/15	(500)
USD	22,473	CAD	27,754	Barclays Bank plc	9/16/15	1,378
USD	988,461	CAD	1,220,727	Barclays Bank plc	9/16/15	60,629
USD	106,616	CAD	135,004	Barclays Bank plc	9/16/15	4,005
USD	135,000	CAD	170,945	Barclays Bank plc	9/16/15	5,071
USD	160,000	CAD	206,013	Barclays Bank plc	9/16/15	3,417
USD	100,000	CAD	128,758	Barclays Bank plc	9/16/15	2,136
USD	130,000	CAD	171,052	Barclays Bank plc	9/16/15	(11)
USD	115,000	CAD	151,315	Barclays Bank plc	9/16/15	(9)
USD	40,000	CAD	49,421	JPMorgan Chase Bank N.A.	9/16/15	2,436
USD	96,298	CAD	127,028	State Street Bank & Trust Co.	9/16/15	(252)
USD	47,246	CAD	62,323	State Street Bank & Trust Co.	9/16/15	(124)
USD	35,000	CAD	46,575	UBS AG	9/16/15	(400)
USD	39,578	CAD	52,603	JPMorgan Chase Bank N.A.	9/30/15	(403)
USD	20,101	CAD	26,717	JPMorgan Chase Bank N.A.	9/30/15	(205)
USD	24,938	CAD	33,183	JPMorgan Chase Bank N.A.	9/30/15	(283)
USD	28,415	CAD	37,810	JPMorgan Chase Bank N.A.	9/30/15	(322)
USD	25,288	CAD	33,539	JPMorgan Chase Bank N.A.	9/30/15	(203)
USD	491,232	CAD	651,501	JPMorgan Chase Bank N.A.	9/30/15	(3,940)
USD	356,801	CAD	473,211	JPMorgan Chase Bank N.A.	9/30/15	(2,862)
USD	621,598	CAD	824,401	JPMorgan Chase Bank N.A.	9/30/15	(4,985)
CHF	237,255	USD	255,813	UBS AG	9/16/15	(10,262)
USD	155,989	CHF	149,840	JPMorgan Chase Bank N.A.	9/16/15	910
USD	138,729	CHF	133,260	JPMorgan Chase Bank N.A.	9/16/15	809
USD	316,399	CHF	293,446	UBS AG	9/16/15	12,692
CLP	9,405,950	USD	14,760	UBS AG	9/16/15	(1,202)
DKK	486,421	USD	73,778	Barclays Bank plc	9/16/15	(624)
USD	75,766	DKK	499,524	Barclays Bank plc	9/16/15	641
EUR	585,137	USD	661,459	Barclays Bank plc	9/16/15	(4,716)
EUR	95,000	USD	106,172	Barclays Bank plc	9/16/15	454
EUR	50,000	USD	56,359	Barclays Bank plc	9/16/15	(240)
EUR	80,000	USD	89,687	JPMorgan Chase Bank N.A.	9/16/15	103
EUR	270,000	USD	301,199	Westpac Group	9/16/15	1,843
EUR	125,000	USD	139,444	Westpac Group	9/16/15	853

EUR	910	USD	1,037	UBS AG	9/30/15	(15)
USD	10,473,781	EUR	9,246,461	Barclays Bank plc	9/16/15	95,773
USD	105,231	EUR	95,000	Barclays Bank plc	9/16/15	(1,395)
USD	110,769	EUR	100,000	Barclays Bank plc	9/16/15	(1,469)
USD	32,599	EUR	28,885	Deutsche Bank	9/16/15	179
USD	55,869	EUR	50,000	Deutsche Bank	9/16/15	(250)
USD	95,292	EUR	85,000	JPMorgan Chase Bank N.A.	9/16/15	(110)
USD	51,895	EUR	46,187	JPMorgan Chase Bank N.A.	9/16/15	56
USD	27,710	EUR	25,000	JPMorgan Chase Bank N.A.	9/16/15	(349)
USD	76,789	EUR	70,000	JPMorgan Chase Bank N.A.	9/16/15	(1,777)
USD	38,395	EUR	35,000	JPMorgan Chase Bank N.A.	9/16/15	(888)
USD	54,698	EUR	50,000	JPMorgan Chase Bank N.A.	9/16/15	(1,421)
USD	100,612	EUR	89,513	State Street Bank & Trust Co.	9/16/15	145
USD	66,596	EUR	60,000	UBS AG	9/16/15	(747)
USD	346,676	EUR	299,710	UBS AG	9/16/15	10,289
USD	45,381	EUR	40,636	UBS AG	9/30/15	(237)
USD	17,804	EUR	15,942	UBS AG	9/30/15	(93)
USD	175	EUR	156	UBS AG	9/30/15	—
USD	450,049	EUR	395,328	UBS AG	9/30/15	6,251
USD	7,820	EUR	6,869	UBS AG	9/30/15	109
USD	693,165	EUR	608,883	UBS AG	9/30/15	9,628
USD	191	EUR	170	UBS AG	9/30/15	1
GBP	35,000	USD	54,569	Barclays Bank plc	9/16/15	(866)
GBP	25,000	USD	38,912	State Street Bank & Trust Co.	9/16/15	(553)
GBP	25,000	USD	39,302	Westpac Group	9/16/15	(942)
GBP	40,000	USD	62,883	Westpac Group	9/16/15	(1,508)
USD	38,437	GBP	25,000	Barclays Bank plc	9/16/15	77
USD	31,259	GBP	20,000	Barclays Bank plc	9/16/15	572
USD	31,259	GBP	20,000	Barclays Bank plc	9/16/15	572
USD	46,778	GBP	30,000	Barclays Bank plc	9/16/15	747
USD	31,182	GBP	20,000	Barclays Bank plc	9/16/15	495
USD	2,318,656	GBP	1,508,101	Deutsche Bank	9/16/15	4,667
USD	109,940	GBP	71,507	Deutsche Bank	9/16/15	221
USD	35,219	GBP	22,552	Deutsche Bank	9/16/15	616
USD	40,296	GBP	25,803	Deutsche Bank	9/16/15	705
USD	92,311	GBP	60,000	State Street Bank & Trust Co.	9/16/15	248
USD	92,311	GBP	60,000	State Street Bank & Trust Co.	9/16/15	248
USD	14,753	GBP	9,483	UBS AG	9/16/15	202
USD	100,908	GBP	64,644	UBS AG	9/16/15	1,720
HKD	48,924	USD	6,310	Deutsche Bank	9/16/15	3
JPY	7,430,040	USD	60,000	Barclays Bank plc	9/16/15	1,298
JPY	99,758,657	USD	802,969	Deutsche Bank	9/16/15	20,042
JPY	7,353,876	USD	60,000	JPMorgan Chase Bank N.A.	9/16/15	670
JPY	4,902,584	USD	40,000	JPMorgan Chase Bank N.A.	9/16/15	446
JPY	23,638,660	USD	190,000	Westpac Group	9/16/15	5,019
JPY	12,441,400	USD	100,000	Westpac Group	9/16/15	2,642
USD	5,205,382	JPY	646,702,742	Deutsche Bank	9/16/15	(129,926)
USD	84,921	JPY	10,443,413	Deutsche Bank	9/16/15	(1,238)
USD	72,109	JPY	8,867,861	Deutsche Bank	9/16/15	(1,051)

USD	35,000	JPY	4,309,109	State Street Bank & Trust Co.	9/16/15	(550)
USD	76,180	JPY	9,446,592	UBS AG	9/16/15	(1,755)
USD	40,000	JPY	4,891,120	Westpac Group	9/16/15	(352)
USD	4,781	JPY	579,131	Credit Suisse AG	9/30/15	2
USD	116,760	JPY	13,975,793	Credit Suisse AG	9/30/15	1,427
USD	4,524	JPY	544,914	Credit Suisse AG	9/30/15	28
KRW	1,149,758,710	USD	1,032,377	Westpac Group	9/16/15	(60,417)
KRW	115,205,806	USD	103,444	Westpac Group	9/16/15	(6,054)
USD	100,000	KRW	116,873,340	UBS AG	9/16/15	1,200
USD	170,000	KRW	199,750,000	Westpac Group	9/16/15	1,139
NOK	274,637	USD	35,276	Barclays Bank plc	9/16/15	(2,086)
NOK	454,009	USD	55,000	JPMorgan Chase Bank N.A.	9/16/15	(133)
NOK	577,830	USD	70,000	JPMorgan Chase Bank N.A.	9/16/15	(169)
USD	89,169	NOK	690,108	Deutsche Bank	9/16/15	5,769
USD	70,000	NOK	584,798	JPMorgan Chase Bank N.A.	9/16/15	(673)
USD	35,000	NOK	285,221	State Street Bank & Trust Co.	9/16/15	531
NZD	227,472	USD	150,638	Barclays Bank plc	9/16/15	(6,625)
NZD	200,000	USD	130,770	State Street Bank & Trust Co.	9/16/15	(4,150)
NZD	70,000	USD	45,769	State Street Bank & Trust Co.	9/16/15	(1,452)
USD	224,760	NZD	317,671	Barclays Bank plc	9/16/15	23,643
USD	26,386	NZD	37,294	Barclays Bank plc	9/16/15	2,776
USD	83,148	NZD	120,000	Barclays Bank plc	9/16/15	7,176
USD	40,968	NZD	60,000	Barclays Bank plc	9/16/15	2,982
USD	34,140	NZD	50,000	Barclays Bank plc	9/16/15	2,485
USD	129,945	NZD	190,000	Barclays Bank plc	9/16/15	9,656
USD	40,641	NZD	60,000	JPMorgan Chase Bank N.A.	9/16/15	2,654
SEK	695,113	USD	85,000	Barclays Bank plc	9/16/15	(2,869)
SEK	981,336	USD	120,000	Barclays Bank plc	9/16/15	(4,050)
SEK	594,850	USD	70,000	Barclays Bank plc	9/16/15	285
SEK	892,275	USD	105,000	Barclays Bank plc	9/16/15	427
SEK	1,095,051	USD	130,000	Barclays Bank plc	9/16/15	(614)
SEK	336,939	USD	40,000	Barclays Bank plc	9/16/15	(189)
SEK	768,988	USD	93,822	JPMorgan Chase Bank N.A.	9/16/15	(2,963)
USD	110,000	SEK	930,380	Barclays Bank plc	9/16/15	71
USD	80,000	SEK	676,640	Barclays Bank plc	9/16/15	52
USD	40,000	SEK	338,232	Barclays Bank plc	9/16/15	36
USD	130,000	SEK	1,099,253	Barclays Bank plc	9/16/15	118
USD	170,514	SEK	1,397,565	JPMorgan Chase Bank N.A.	9/16/15	5,384
USD	35,000	SEK	290,035	Westpac Group	9/16/15	731
SGD	313,999	USD	235,000	Barclays Bank plc	9/16/15	(12,615)
SGD	237,572	USD	170,000	UBS AG	9/16/15	(1,743)
USD	103,808	SGD	140,611	Barclays Bank plc	9/16/15	4,222
USD	748	SGD	1,013	Barclays Bank plc	9/16/15	30
USD	35,000	SGD	47,928	Barclays Bank plc	9/16/15	1,055
USD	35,000	SGD	47,107	JPMorgan Chase Bank N.A.	9/16/15	1,637
TWD	4,284,700	USD	140,000	Westpac Group	9/16/15	(8,066)
USD	137,982	TWD	4,260,200	UBS AG	9/16/15	6,803
USD	160,000	TWD	5,140,800	Westpac Group	9/16/15	1,705
						61,035

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
20	U.S. Treasury 10-Year Notes	December 2015	2,541,250	9,486

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PJSC	-	Public Joint Stock Company
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $41,187,999, which represented 7.2% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $70,113.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,200,000, which represented 0.9% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	196,425,391	63,414,055	—
U.S. Treasury Securities	—	102,073,870	—
Corporate Bonds	—	55,575,050	—
Sovereign Governments and Agencies	—	45,416,709	—
U.S. Government Agency Mortgage-Backed Securities	—	41,370,254	—
Commercial Paper	—	20,991,208	—
Municipal Securities	—	18,149,842	—
Commercial Mortgage-Backed Securities	—	9,063,762	—
Asset-Backed Securities	—	7,511,649	—
Collateralized Mortgage Obligations	—	4,078,411	—
Exchange-Traded Funds	457,619	—	—
Temporary Cash Investments	16,477,707	—	—
	213,360,717	367,644,810	—
Other Financial Instruments
Futures Contracts	9,486	—	—
Forward Foreign Currency Exchange Contracts	—	381,197	—
	9,486	381,197	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(320,162)	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$552,486,085
Gross tax appreciation of investments	$45,946,521
Gross tax depreciation of investments	(17,427,079)
Net tax appreciation (depreciation) of investments	$28,519,442

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
August 31, 2015

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 63.5%
Aerospace and Defense — 1.6%
Astronics Corp.(1)	3,356	173,371
B/E Aerospace, Inc.	16,584	808,470
BAE Systems plc	73,920	508,709
Boeing Co. (The)	20,048	2,619,873
Esterline Technologies Corp.(1)	4,339	354,540
General Dynamics Corp.	13,407	1,904,196
Honeywell International, Inc.	61,567	6,111,756
Huntington Ingalls Industries, Inc.	16,805	1,891,907
L-3 Communications Holdings, Inc.	3,650	384,965
Lockheed Martin Corp.	14,125	2,841,667
Raytheon Co.	12,950	1,328,152
Spirit AeroSystems Holdings, Inc., Class A(1)	39,670	2,027,534
Textron, Inc.	65,700	2,549,160
Triumph Group, Inc.	2,214	109,349
United Technologies Corp.	27,570	2,525,688
		26,139,337
Air Freight and Logistics — 0.1%
bpost SA	14,869	362,738
Royal Mail plc	73,284	518,632
Sinotrans Ltd., H Shares	632,000	290,310
United Parcel Service, Inc., Class B	10,965	1,070,732
XPO Logistics, Inc.(1)	4,843	169,989
		2,412,401
Airlines — 0.7%
Air New Zealand Ltd.	129,518	202,759
Airports of Thailand PCL	72,400	557,467
Alaska Air Group, Inc.	16,981	1,271,198
American Airlines Group, Inc.	10,915	425,467
Delta Air Lines, Inc.	20,979	918,461
easyJet plc	6,503	166,665
International Consolidated Airlines Group SA(1)	129,205	1,057,103
Japan Airlines Co. Ltd.	28,300	1,007,254
Qantas Airways Ltd.(1)	765,024	1,829,283
Ryanair Holdings plc ADR	11,932	870,439
Spirit Airlines, Inc.(1)	11,161	572,001
United Continental Holdings, Inc.(1)	42,369	2,413,762
		11,291,859
Auto Components — 0.5%
BorgWarner, Inc.	34,969	1,526,047
Continental AG	2,558	543,809
Dana Holding Corp.	3,346	58,689
Delphi Automotive plc	32,463	2,451,606
Faurecia	12,429	448,682
Goodyear Tire & Rubber Co. (The)	20,800	619,216
Hota Industrial Manufacturing Co. Ltd.	294,000	886,446
Koito Manufacturing Co. Ltd.	2,700	92,646

Linamar Corp.	1,420	74,594
NOK Corp.	5,300	131,150
Stoneridge, Inc.(1)	3,973	48,510
Tower International, Inc.(1)	4,547	111,174
Valeo SA	9,683	1,216,968
		8,209,537
Automobiles — 0.6%
Fiat Chrysler Automobiles NV(1)	31,804	447,539
Ford Motor Co.	69,620	965,629
Fuji Heavy Industries Ltd.	35,800	1,261,054
Harley-Davidson, Inc.	19,130	1,072,237
Honda Motor Co., Ltd. ADR	17,261	543,376
Honda Motor Co., Ltd.	4,200	132,477
Isuzu Motors Ltd.	47,500	541,273
Mitsubishi Motors Corp.	5,500	42,236
Peugeot SA(1)	78,636	1,358,918
Suzuki Motor Corp.	41,000	1,396,540
Thor Industries, Inc.	9,093	496,296
Tofas Turk Otomobil Fabrikasi AS	90,730	562,717
Toyota Motor Corp.	6,800	403,395
		9,223,687
Banks — 4.8%
Alior Bank SA(1)	20,469	476,062
Australia & New Zealand Banking Group Ltd.	33,042	656,756
Banco Santander SA	227,703	1,395,123
Bank Hapoalim BM	159,926	811,377
Bank of America Corp.	272,757	4,456,849
Bank of Hawaii Corp.	7,892	489,778
Bank of Ireland(1)	2,943,946	1,172,761
Bank of the Ozarks, Inc.	5,880	245,784
BankUnited, Inc.	12,397	441,829
Barclays plc	364,252	1,455,605
BB&T Corp.	12,123	447,581
BNP Paribas SA	3,915	247,206
BOC Hong Kong Holdings Ltd.	152,000	513,855
BOK Financial Corp.	8,064	510,290
Capital Bank Financial Corp., Class A(1)	7,464	229,667
Capitec Bank Holdings Ltd.	17,572	639,860
Cathay General Bancorp	4,141	122,698
Chiba Bank Ltd. (The)	56,000	408,793
China Merchants Bank Co. Ltd., H Shares	158,500	377,534
Citigroup, Inc.	77,099	4,123,255
Comerica, Inc.	12,335	542,740
Commerce Bancshares, Inc.	22,738	1,018,890
Commercial International Bank Egypt S.A.E.	105,680	668,223
Commonwealth Bank of Australia	3,948	210,944
Credicorp Ltd.	7,400	813,852
Credit Agricole SA	19,390	262,951
Cullen / Frost Bankers, Inc.	9,278	599,916
Dah Sing Banking Group Ltd.	60,000	113,341
Eagle Bancorp, Inc.(1)	3,798	159,174
East West Bancorp, Inc.	14,449	583,884
FCB Financial Holdings, Inc., Class A(1)	9,882	325,908

First Financial Bankshares, Inc.	5,913	184,131
First NBC Bank Holding Co.(1)	2,638	92,330
Hachijuni Bank Ltd. (The)	16,000	110,595
Hang Seng Bank Ltd.	29,800	530,244
HDFC Bank Ltd.	73,729	1,139,569
Home Bancshares, Inc.	6,317	240,804
HSBC Holdings plc	218,864	1,725,594
ICICI Bank Ltd. ADR	122,894	1,071,636
Industrial & Commercial Bank of China Ltd., H Shares	2,509,105	1,482,791
ING Groep NV CVA	144,714	2,215,824
Intesa Sanpaolo SpA	715,430	2,612,377
Itau Unibanco Holding SA ADR	86,425	632,631
JPMorgan Chase & Co.	159,679	10,235,424
Juroku Bank Ltd. (The)	50,000	204,561
Kasikornbank PCL	66,300	334,783
KBC Groep NV	39,776	2,641,033
KeyCorp	88,820	1,220,387
LegacyTexas Financial Group, Inc.	8,607	243,750
Lloyds Banking Group plc	162,064	190,526
M&T Bank Corp.	8,473	1,001,848
Mitsubishi UFJ Financial Group, Inc.	316,600	2,089,427
Mizrahi Tefahot Bank Ltd.	9,450	110,072
Mizuho Financial Group, Inc.	38,100	78,158
Oversea-Chinese Banking Corp. Ltd.	84,300	533,503
PNC Financial Services Group, Inc. (The)	31,561	2,875,838
PT Bank Mandiri (Persero) Tbk	888,800	575,664
PT Bank Rakyat Indonesia (Persero) Tbk	630,600	476,877
Qatar National Bank SAQ	7,409	364,234
ServisFirst Bancshares, Inc.	3,656	137,063
Seven Bank Ltd.	133,800	571,686
Signature Bank(1)	6,744	900,257
Skandinaviska Enskilda Banken AB, A Shares	97,420	1,134,035
Southside Bancshares, Inc.	7,408	192,904
Standard Chartered plc	23,550	273,274
Sumitomo Mitsui Financial Group, Inc.	36,300	1,486,313
SunTrust Banks, Inc.	15,827	638,936
Suruga Bank Ltd.	16,200	310,811
SVB Financial Group(1)	4,818	602,635
Texas Capital Bancshares, Inc.(1)	3,903	210,216
U.S. Bancorp	70,280	2,976,358
UMB Financial Corp.	6,383	319,980
United Overseas Bank Ltd.	17,300	237,606
Valley National Bancorp	14,959	141,512
Virgin Money Holdings UK plc	37,993	247,041
Wells Fargo & Co.	112,813	6,016,317
Westamerica Bancorporation	20,695	934,172
Westpac Banking Corp.	48,637	1,076,450
		78,144,663
Beverages — 1.0%
Anheuser-Busch InBev NV	13,303	1,454,880
Boston Beer Co., Inc. (The), Class A(1)	2,142	439,260
Brown-Forman Corp., Class B	14,085	1,381,739
Coca-Cola Bottling Co. Consolidated	710	109,503

Coca-Cola Co. (The)	10,642	418,444
Constellation Brands, Inc., Class A	20,554	2,630,912
Fomento Economico Mexicano SAB de CV ADR	8,938	795,750
PepsiCo, Inc.	93,170	8,658,288
Pernod-Ricard SA	9,750	1,023,199
		16,911,975
Biotechnology — 1.8%
ACADIA Pharmaceuticals, Inc.(1)	1,807	66,190
Acceleron Pharma, Inc.(1)	1,017	29,473
Aimmune Therapeutics, Inc.(1)	1,745	36,802
Alder Biopharmaceuticals, Inc.(1)	1,553	60,179
Alexion Pharmaceuticals, Inc.(1)	9,027	1,554,359
Alnylam Pharmaceuticals, Inc.(1)	2,799	288,045
AMAG Pharmaceuticals, Inc.(1)	8,697	543,910
Amgen, Inc.	33,385	5,067,175
Anacor Pharmaceuticals, Inc.(1)	1,164	151,797
Biogen, Inc.(1)	16,693	4,962,829
BioMarin Pharmaceutical, Inc.(1)	4,383	566,459
Bluebird Bio, Inc.(1)	215	28,610
Celgene Corp.(1)	29,843	3,523,861
Celldex Therapeutics, Inc.(1)	1,745	25,896
Cepheid, Inc.(1)	1,807	88,073
Chimerix, Inc.(1)	1,201	58,777
Clovis Oncology, Inc.(1)	743	57,850
Dyax Corp.(1)	3,634	83,655
Dynavax Technologies Corp.(1)	1,816	51,502
Esperion Therapeutics, Inc.(1)	659	31,599
Exact Sciences Corp.(1)	2,526	55,850
Genmab A/S(1)	3,921	352,229
Gilead Sciences, Inc.	69,026	7,252,562
Halozyme Therapeutics, Inc.(1)	3,426	59,818
ImmunoGen, Inc.(1)	3,508	47,218
Incyte Corp.(1)	8,537	991,914
Insmed, Inc.(1)	2,113	51,642
Isis Pharmaceuticals, Inc.(1)	600	30,108
Kite Pharma, Inc.(1)	915	48,650
Ligand Pharmaceuticals, Inc., Class B(1)	556	51,119
Medy-Tox, Inc.	1,890	813,527
Merrimack Pharmaceuticals, Inc.(1)	3,701	37,343
Momenta Pharmaceuticals, Inc.(1)	1,913	37,323
Neurocrine Biosciences, Inc.(1)	1,979	91,786
Novavax, Inc.(1)	7,003	75,422
Ophthotech Corp.(1)	220	9,687
Portola Pharmaceuticals, Inc.(1)	1,268	59,799
Prothena Corp. plc(1)	877	50,454
PTC Therapeutics, Inc.(1)	966	36,891
Radius Health, Inc.(1)	833	50,696
Raptor Pharmaceutical Corp.(1)	2,651	32,157
Regeneron Pharmaceuticals, Inc.(1)	2,926	1,502,501
Repligen Corp.(1)	1,100	37,488
Sarepta Therapeutics, Inc.(1)	1,295	46,231
Spark Therapeutics, Inc.(1)	513	22,372
TESARO, Inc.(1)	826	42,522

Ultragenyx Pharmaceutical, Inc.(1)	839	93,649
Vertex Pharmaceuticals, Inc.(1)	3,478	443,515
		29,701,514
Building Products — 0.3%
Apogee Enterprises, Inc.	2,636	137,467
Caesarstone Sdot-Yam Ltd.	3,639	144,796
Continental Building Products, Inc.(1)	7,088	141,689
Daikin Industries Ltd.	11,100	662,695
Lennox International, Inc.	9,276	1,094,939
Masco Corp.	26,930	706,374
Masonite International Corp.(1)	2,733	180,515
NCI Building Systems, Inc.(1)	10,894	113,624
Nortek, Inc.(1)	200	16,362
Owens Corning	31,367	1,389,245
TOTO Ltd.	14,000	206,475
Trex Co., Inc.(1)	2,495	96,831
		4,891,012
Capital Markets — 1.5%
Affiliated Managers Group, Inc.(1)	9,660	1,801,010
Ameriprise Financial, Inc.	37,218	4,193,352
Ares Management LP	7,180	123,855
Artisan Partners Asset Management, Inc., Class A	3,962	161,927
BlackRock, Inc.	3,960	1,197,781
Credit Suisse Group AG	45,990	1,234,615
Evercore Partners, Inc., Class A	3,060	160,283
Franklin Resources, Inc.	74,559	3,025,604
Goldman Sachs Group, Inc. (The)	10,480	1,976,528
HFF, Inc., Class A	2,805	101,906
Invesco Ltd.	72,770	2,482,185
Investec plc	91,906	748,292
Jafco Co. Ltd.	2,300	100,548
Legg Mason, Inc.	45,159	2,001,898
LPL Financial Holdings, Inc.	16,179	650,719
Magellan Financial Group Ltd.	13,975	190,552
Man Group plc	108,508	267,146
Moelis & Co., Class A	2,438	66,509
Northern Trust Corp.	35,229	2,460,393
SBI Holdings, Inc.	32,500	395,678
State Street Corp.	9,104	654,760
T. Rowe Price Group, Inc.	6,477	465,567
Waddell & Reed Financial, Inc., Class A	3,063	119,671
		24,580,779
Chemicals — 1.3%
Akzo Nobel NV	12,870	871,435
Axalta Coating Systems Ltd.(1)	6,377	186,145
BASF SE	2,802	225,821
Cabot Corp.	45,061	1,526,216
Chemtura Corp.(1)	3,811	103,659
Chr Hansen Holding A/S	6,024	303,312
Croda International plc	19,531	860,231
Dow Chemical Co. (The)	114,792	5,023,298
Innophos Holdings, Inc.	2,845	136,759
Innospec, Inc.	4,490	220,459

Johnson Matthey plc	26,240	1,077,498
LG Chem Ltd.	3,149	623,011
Lotte Chemical Corp.	216	45,108
LSB Industries, Inc.(1)	1,701	40,671
LyondellBasell Industries NV, Class A	40,386	3,448,157
Minerals Technologies, Inc.	727	39,105
Mitsubishi Chemical Holdings Corp.	152,300	867,683
Mosaic Co. (The)	17,738	724,243
Nitto Denko Corp.	1,100	74,147
PolyOne Corp.	3,369	109,391
PPG Industries, Inc.	8,518	811,680
Sherwin-Williams Co. (The)	5,001	1,279,306
Sumitomo Chemical Co. Ltd.	144,000	717,417
Symrise AG	18,991	1,146,306
Teijin Ltd.	108,000	343,861
Tosoh Corp.	34,000	160,696
		20,965,615
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	3,806	121,830
ADT Corp. (The)	28,472	933,312
Brink's Co. (The)	6,489	185,975
Clean Harbors, Inc.(1)	16,883	829,293
Downer EDI Ltd.	43,056	110,920
Herman Miller, Inc.	1,703	46,168
HNI Corp.	2,354	110,026
InnerWorkings, Inc.(1)	8,216	59,648
Kaba Holding AG	595	393,938
KAR Auction Services, Inc.	37,553	1,390,963
Multi-Color Corp.	7,193	473,947
Pitney Bowes, Inc.	19,798	392,198
Republic Services, Inc.	65,640	2,689,927
Societe BIC SA	1,677	266,187
Stericycle, Inc.(1)	6,951	981,064
Tyco International plc	29,145	1,057,672
Waste Management, Inc.	9,543	477,723
		10,520,791
Communications Equipment — 0.9%
Cisco Systems, Inc.	299,004	7,738,223
F5 Networks, Inc.(1)	56	6,799
Harris Corp.	4,361	335,012
Infinera Corp.(1)	4,468	97,492
Juniper Networks, Inc.	20,301	521,939
Motorola Solutions, Inc.	29,275	1,897,605
Palo Alto Networks, Inc.(1)	2,067	339,443
Polycom, Inc.(1)	10,562	113,647
QUALCOMM, Inc.	60,455	3,420,544
Ruckus Wireless, Inc.(1)	11,571	130,984
Telit Communications plc(1)	12,221	61,422
		14,663,110
Construction and Engineering — 0.2%
China Railway Construction Corp. Ltd., H Shares	417,500	547,326
CIMIC Group Ltd.	11,888	198,051
Great Lakes Dredge & Dock Corp.(1)	13,335	74,009

Hyundai Development Co-Engineering & Construction	9,647	488,569
Larsen & Toubro Ltd.	35,419	854,052
Peab AB	41,917	298,063
		2,460,070
Construction Materials — 0.1%
Cemex SAB de CV ADR(1)	156,190	1,227,654
Headwaters, Inc.(1)	7,368	148,686
Summit Materials, Inc., Class A(1)	5,239	122,907
Titan Cement Co. SA	14,100	296,194
		1,795,441
Consumer Finance — 0.3%
Capital One Financial Corp.	25,230	1,961,633
Credit Acceptance Corp.(1)	621	126,566
Discover Financial Services	42,962	2,308,348
Provident Financial plc	5,679	255,127
		4,651,674
Containers and Packaging — 0.3%
Ball Corp.	14,126	931,045
Bemis Co., Inc.	10,332	438,284
Berry Plastics Group, Inc.(1)	36,734	1,087,326
Graphic Packaging Holding Co.	17,662	249,034
Smurfit Kappa Group plc	27,846	823,838
Sonoco Products Co.	18,316	720,185
		4,249,712
Distributors†
LKQ Corp.(1)	13,884	416,381
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	3,192	195,095
Capella Education Co.	346	16,868
H&R Block, Inc.	43,749	1,488,341
Nord Anglia Education, Inc.(1)	4,557	93,601
Steiner Leisure, Ltd.(1)	2,050	130,523
Strayer Education, Inc.(1)	3,058	159,750
		2,084,178
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	18,231	2,443,683
Compass Diversified Holdings	8,508	142,084
Element Financial Corp.(1)	45,647	652,992
Euronext NV	8,363	382,749
Exor SpA	7,547	346,970
Financial Products Group Co. Ltd.	18,900	132,043
Investment AB Kinnevik, B Shares	18,111	511,926
Investor AB, B Shares	20,764	747,808
Japan Exchange Group, Inc.	10,100	314,909
London Stock Exchange Group plc	23,000	885,945
MarketAxess Holdings, Inc.	1,577	142,592
McGraw Hill Financial, Inc.	10,901	1,057,288
ORIX Corp.	104,300	1,405,751
Zenkoku Hosho Co. Ltd.	5,500	198,478
		9,365,218
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	25,813	856,992
Bezeq The Israeli Telecommunication Corp. Ltd.	61,612	110,700

BT Group plc	149,107	993,359
Cellnex Telecom SAU(1)	20,338	361,505
CenturyLink, Inc.	41,180	1,113,507
Deutsche Telekom AG	45,522	778,753
Level 3 Communications, Inc.(1)	6,183	276,566
Nippon Telegraph & Telephone Corp.	23,300	889,738
Orange SA	43,226	683,451
Telefonica SA	59,770	844,423
Telstra Corp. Ltd.	87,688	360,066
Thaicom PCL	623,800	548,185
Verizon Communications, Inc.	36,974	1,701,174
		9,518,419
Electric Utilities — 0.7%
ALLETE, Inc.	1,895	90,543
Edison International	22,465	1,313,753
EDP - Energias de Portugal SA	228,417	801,251
El Paso Electric Co.	1,808	64,003
Endesa SA	26,510	550,342
Enel SpA	96,131	433,220
Great Plains Energy, Inc.	33,903	844,863
Mighty River Power Ltd.	44,609	78,317
NextEra Energy, Inc.	10,312	1,014,804
OGE Energy Corp.	13,219	370,661
PPL Corp.	42,680	1,322,653
Southern Co. (The)	5,064	219,828
SSE plc	4,508	100,932
Tokyo Electric Power Co., Inc.(1)	38,400	262,894
Westar Energy, Inc.	48,693	1,779,729
Xcel Energy, Inc.	60,200	2,030,546
		11,278,339
Electrical Equipment — 0.6%
Acuity Brands, Inc.	4,386	854,700
Eaton Corp. plc	44,090	2,515,775
Emerson Electric Co.	29,190	1,392,947
Gamesa Corp. Tecnologica SA	17,089	257,539
Legrand SA	15,240	879,534
Mabuchi Motor Co. Ltd.	2,800	130,952
Nexans SA(1)	8,535	333,874
Nidec Corp.	14,900	1,168,305
Nordex SE(1)	6,018	173,622
Rockwell Automation, Inc.	11,481	1,283,920
Thermon Group Holdings, Inc.(1)	2,915	66,695
Vestas Wind Systems A/S	10,395	555,590
		9,613,453
Electronic Equipment, Instruments and Components — 0.6%
AU Optronics Corp.	549,000	177,173
Corning, Inc.	111,855	1,925,025
Ingenico Group	7,881	976,341
Ingram Micro, Inc., Class A	6,358	172,048
Innolux Corp.	433,000	153,046
Keyence Corp.	2,800	1,302,363
Keysight Technologies, Inc.(1)	31,585	1,011,983
Mercury Systems, Inc.(1)	3,722	58,956

Murata Manufacturing Co. Ltd.	9,600	1,389,698
PAX Global Technology Ltd.	295,000	274,824
TE Connectivity Ltd.	29,503	1,749,233
Universal Display Corp.(1)	2,066	76,111
		9,266,801
Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	17,970	1,006,320
Cameron International Corp.(1)	25,863	1,726,614
CGG SA(1)	50,695	242,511
Dril-Quip, Inc.(1)	647	44,604
Forum Energy Technologies, Inc.(1)	7,723	121,406
Halliburton Co.	73,040	2,874,124
Helmerich & Payne, Inc.	14,084	831,097
Matrix Service Co.(1)	3,255	65,100
Oceaneering International, Inc.	24,810	1,087,174
Schlumberger Ltd.	43,122	3,336,349
TGS Nopec Geophysical Co. ASA	35,321	683,167
		12,018,466
Food and Staples Retailing — 1.7%
Alimentation Couche-Tard, Inc., B Shares	18,130	768,279
Axfood AB	6,423	108,795
Carrefour SA	28,059	912,477
Costco Wholesale Corp.	6,894	965,505
CP ALL PCL	665,800	947,295
CVS Health Corp.	56,366	5,771,878
Fresh Market, Inc. (The)(1)	3,692	79,489
Jeronimo Martins SGPS SA	86,450	1,198,072
Koninklijke Ahold NV	45,728	903,891
Kroger Co. (The)	100,672	3,473,184
Magnit PJSC GDR	6,775	335,514
Metro AG	20,972	612,583
President Chain Store Corp.	139,000	929,201
Raia Drogasil SA	26,500	287,531
Rallye SA	1,214	29,684
Seven & i Holdings Co. Ltd.	29,300	1,278,484
Sundrug Co. Ltd.	4,100	230,643
Sysco Corp.	88,894	3,544,204
United Natural Foods, Inc.(1)	1,864	89,752
Wal-Mart Stores, Inc.	47,868	3,098,496
WM Morrison Supermarkets plc	349,016	896,254
X5 Retail Group NV GDR(1)	35,861	584,940
		27,046,151
Food Products — 1.7%
Amplify Snack Brands, Inc.(1)	4,974	65,557
Archer-Daniels-Midland Co.	46,410	2,087,986
Associated British Foods plc	16,297	798,520
BRF SA ADR	30,494	580,911
Bunge Ltd.	21,187	1,534,998
Campbell Soup Co.	9,426	452,354
CJ CheilJedang Corp.	1,761	585,139
ConAgra Foods, Inc.	55,003	2,292,525
Danone SA	3,944	245,143
General Mills, Inc.	17,053	967,928

Hain Celestial Group, Inc. (The)(1)	10,631	647,003
Hershey Co. (The)	7,706	689,841
Hormel Foods Corp.	10,833	661,896
Ingredion, Inc.	10,678	921,939
Inventure Foods, Inc.(1)	6,068	52,488
J&J Snack Foods Corp.	966	110,085
J.M. Smucker Co. (The)	9,157	1,077,962
JBS SA	49,200	190,606
Kellogg Co.	16,559	1,097,530
Mead Johnson Nutrition Co.	20,661	1,618,583
Mondelez International, Inc., Class A	21,266	900,828
Nestle SA	46,441	3,425,483
Pilgrim's Pride Corp.	84,473	1,771,821
Salmar ASA	4,591	69,928
Sanderson Farms, Inc.	5,429	374,818
Seaboard Corp.(1)	2	6,640
TreeHouse Foods, Inc.(1)	245	19,446
Tyson Foods, Inc., Class A	23,480	992,734
Ulker Biskuvi Sanayi AS	68,998	424,377
Uni-President Enterprises Corp.	98,000	174,699
Universal Robina Corp.	147,420	607,923
Viscofan SA	1,487	86,769
WH Group Ltd.(1)	852,500	447,697
WhiteWave Foods Co. (The), Class A(1)	12,183	562,124
Yamazaki Baking Co. Ltd.	28,000	472,306
		27,016,587
Gas Utilities — 0.2%
Atmos Energy Corp.	15,226	834,233
China Gas Holdings Ltd.	494,000	721,554
Infraestructura Energetica Nova SAB de CV	130,318	579,373
Laclede Group, Inc. (The)	22,862	1,210,314
Rubis SCA	3,990	283,150
South Jersey Industries, Inc.	1,900	45,790
		3,674,414
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	37,670	1,706,074
ABIOMED, Inc.(1)	795	76,241
Ambu A/S, B Shares	5,081	157,364
Analogic Corp.	351	28,284
Asahi Intecc Co. Ltd.	4,800	194,597
Becton Dickinson and Co.	3,611	509,223
Boston Scientific Corp.(1)	52,566	879,955
C.R. Bard, Inc.	5,777	1,119,525
Cantel Medical Corp.	1,181	58,613
Cardiovascular Systems, Inc.(1)	5,602	134,896
Cooper Cos., Inc. (The)	8,395	1,363,516
DENTSPLY International, Inc.	14,015	734,526
DexCom, Inc.(1)	8,357	786,728
Entellus Medical, Inc.(1)	1,008	22,438
Essilor International SA	8,592	1,025,858
Ginko International Co. Ltd.	46,000	469,388
Glaukos Corp.(1)	1,329	39,033
Globus Medical, Inc.(1)	3,414	83,370

Haemonetics Corp.(1)	4,130	149,134
Hologic, Inc.(1)	23,976	930,509
Intuitive Surgical, Inc.(1)	2,702	1,380,587
Medtronic plc	43,010	3,109,193
Nevro Corp.(1)	2,105	94,788
Nipro Corp.	6,800	77,796
NuVasive, Inc.(1)	14,417	760,064
St. Jude Medical, Inc.	37,140	2,629,883
STERIS Corp.	2,038	130,534
Stryker Corp.	31,006	3,058,742
Sysmex Corp.	4,600	279,259
Teleflex, Inc.	20,278	2,652,362
Utah Medical Products, Inc.	2,068	110,411
Varian Medical Systems, Inc.(1)	1,452	117,975
Zimmer Biomet Holdings, Inc.	32,936	3,410,852
		28,281,718
Health Care Providers and Services — 1.7%
Adeptus Health, Inc., Class A(1)	2,772	276,202
Aetna, Inc.	22,974	2,630,982
Air Methods Corp.(1)	1,154	43,217
AmerisourceBergen Corp.	10,208	1,021,208
AMN Healthcare Services, Inc.(1)	6,171	207,346
Anthem, Inc.	12,010	1,694,011
Cardinal Health, Inc.	27,157	2,234,206
ExamWorks Group, Inc.(1)	4,867	174,336
Express Scripts Holding Co.(1)	61,185	5,115,066
Fresenius Medical Care AG & Co. KGaA	19,280	1,475,728
Hanger, Inc.(1)	3,723	66,753
HCA Holdings, Inc.(1)	46,976	4,069,061
Laboratory Corp. of America Holdings(1)	8,860	1,043,797
LifePoint Health, Inc.(1)	21,076	1,646,668
Magellan Health, Inc.(1)	324	18,144
Medipal Holdings Corp.	14,500	251,285
Molina Healthcare, Inc.(1)	848	63,252
National Healthcare Corp.	542	32,715
Owens & Minor, Inc.	969	32,936
Providence Service Corp. (The)(1)	668	29,946
PT Siloam International Hospitals Tbk	481,000	516,947
Quest Diagnostics, Inc.	17,152	1,162,906
Team Health Holdings, Inc.(1)	10,925	641,735
Teladoc, Inc.(1)	1,058	27,233
UnitedHealth Group, Inc.	11,542	1,335,409
Universal Health Services, Inc., Class B	8,733	1,197,644
VCA, Inc.(1)	18,516	1,025,416
		28,034,149
Health Care Technology — 0.1%
Cerner Corp.(1)	11,126	687,142
Evolent Health, Inc.(1)	4,464	75,888
HMS Holdings Corp.(1)	6,928	72,398
M3, Inc.	7,300	169,321
MedAssets, Inc.(1)	5,829	123,108
Medidata Solutions, Inc.(1)	1,808	86,820
Press Ganey Holdings, Inc.(1)	2,080	67,080

Quality Systems, Inc.	1,323	17,979
RaySearch Laboratories AB(1)	17,359	229,649
		1,529,385
Hotels, Restaurants and Leisure — 1.2%
Accor SA	29,939	1,420,442
Alsea SAB de CV	208,433	644,720
Aristocrat Leisure Ltd.	55,421	332,877
Brinker International, Inc.	38,753	2,058,947
Buffalo Wild Wings, Inc.(1)	903	171,281
Carnival Corp.	11,073	545,124
Carnival plc	25,040	1,264,661
Chipotle Mexican Grill, Inc.(1)	1,820	1,292,218
ClubCorp Holdings, Inc.	24,192	544,562
Compass Group plc	59,350	936,224
Cracker Barrel Old Country Store, Inc.	6,485	935,007
Darden Restaurants, Inc.	31,351	2,132,181
Dave & Buster's Entertainment, Inc.(1)	4,562	157,115
Domino's Pizza Group plc	7,001	92,253
Echo Entertainment Group Ltd.	50,893	178,193
HIS Co. Ltd.	7,300	250,188
La Quinta Holdings, Inc.(1)	37,224	701,672
Las Vegas Sands Corp.	38,242	1,767,928
Marriott International, Inc., Class A	15,600	1,102,296
McDonald's Corp.	156	14,823
Melia Hotels International SA	23,506	335,651
Papa John's International, Inc.	14,095	947,889
Peak Resorts, Inc.	4,009	28,464
Planet Fitness, Inc., Class A(1)	919	16,367
Red Robin Gourmet Burgers, Inc.(1)	1,962	154,586
Ruth's Hospitality Group, Inc.	464	7,461
Skylark Co. Ltd.	24,300	375,419
Texas Roadhouse, Inc.	5,745	206,763
Vail Resorts, Inc.	1,891	204,058
Whitbread plc	17,344	1,265,626
		20,084,996
Household Durables — 0.7%
Beazer Homes USA, Inc.(1)	1,771	29,576
Cavco Industries, Inc.(1)	1,735	124,139
Century Communities, Inc.(1)	5,009	110,198
Coway Co. Ltd.	4,167	297,353
De' Longhi	13,954	345,426
Electrolux AB	32,802	926,407
GoPro, Inc., Class A(1)	3,462	161,295
Harman International Industries, Inc.	10,863	1,061,750
Haseko Corp.	18,800	221,286
Helen of Troy Ltd.(1)	1,037	88,290
Iida Group Holdings Co. Ltd.	15,000	265,765
Installed Building Products, Inc.(1)	4,979	133,039
Jarden Corp.(1)	23,135	1,187,751
Libbey, Inc.	1,319	46,482
Mohawk Industries, Inc.(1)	7,548	1,486,729
Newell Rubbermaid, Inc.	13,064	550,386
Panasonic Corp.	31,900	351,930

Persimmon plc	15,278	487,776
PulteGroup, Inc.	28,593	591,589
Sony Corp.(1)	33,700	878,949
Toll Brothers, Inc.(1)	11,373	420,460
Whirlpool Corp.	13,980	2,350,038
		12,116,614
Household Products — 0.6%
Central Garden and Pet Co.(1)	2,018	25,528
Church & Dwight Co., Inc.	8,968	773,759
Colgate-Palmolive Co.	2,573	161,610
Henkel AG & Co. KGaA Preference Shares	2,070	216,722
LG Household & Health Care Ltd.	1,080	732,327
Pigeon Corp.	10,000	265,187
Procter & Gamble Co. (The)	62,344	4,405,851
Reckitt Benckiser Group plc	25,410	2,228,791
Svenska Cellulosa AB, B Shares	24,390	695,458
Unicharm Corp.	42,400	857,198
		10,362,431
Independent Power and Renewable Electricity Producers†
Meridian Energy Ltd.	48,117	67,397
Industrial Conglomerates — 0.6%
3M Co.	40,039	5,691,143
CK Hutchison Holdings Ltd.	24,500	326,559
DCC plc	4,623	343,463
General Electric Co.	61,599	1,528,887
Koninklijke Philips NV	46,361	1,192,391
Raven Industries, Inc.	5,123	92,829
Seibu Holdings, Inc.	10,700	234,944
Siemens AG	3,295	327,080
		9,737,296
Insurance — 2.4%
ACE Ltd.	9,947	1,016,186
Aflac, Inc.	18,870	1,105,782
AIA Group Ltd.	282,400	1,561,389
Allianz SE	5,564	888,159
Allied World Assurance Co. Holdings Ltd.	6,473	258,532
Allstate Corp. (The)	31,659	1,845,087
American International Group, Inc.	42,669	2,574,647
Amtrust Financial Services, Inc.	20,050	1,165,907
Anicom Holdings, Inc.(1)	7,500	160,783
Aspen Insurance Holdings Ltd.	16,234	745,303
Atlas Financial Holdings, Inc.(1)	6,111	98,570
Aviva plc	270,414	1,987,984
AXA SA	55,614	1,402,604
BB Seguridade Participacoes SA	54,900	436,275
Brown & Brown, Inc.	20,498	657,166
Chubb Corp. (The)	5,076	613,232
Direct Line Insurance Group plc	135,832	730,529
Discovery Holdings Ltd.	85,639	865,487
Endurance Specialty Holdings Ltd.	4,172	265,965
First American Financial Corp.	2,214	86,036
Hannover Rueck SE	3,173	322,660
Hanover Insurance Group, Inc. (The)	22,213	1,752,606

HCC Insurance Holdings, Inc.	4,699	363,092
Heritage Insurance Holdings, Inc.(1)	2,390	41,992
Infinity Property & Casualty Corp.	1,280	98,918
James River Group Holdings Ltd.	4,257	117,493
Legal & General Group plc	212,989	818,267
Mapfre SA	219,900	648,981
MetLife, Inc.	45,188	2,263,919
Patriot National, Inc.(1)	5,147	83,690
Ping An Insurance Group Co., H Shares	251,000	1,229,082
Powszechny Zaklad Ubezpieczen SA	4,483	511,468
Principal Financial Group, Inc.	11,820	595,137
ProAssurance Corp.	10,268	495,226
Progressive Corp. (The)	52,976	1,587,161
Prudential Financial, Inc.	18,900	1,525,230
Prudential plc	55,770	1,201,630
Reinsurance Group of America, Inc.	10,546	958,420
Samsung Fire & Marine Insurance Co. Ltd.	1,575	358,878
St. James's Place plc	105,214	1,466,486
Swiss Reinsurance Co.	9,000	773,237
Torchmark Corp.	7,114	415,884
Travelers Cos., Inc. (The)	12,327	1,227,153
UnipolSai SpA	104,284	238,960
Unum Group	25,846	866,875
Validus Holdings Ltd.	4,344	192,352
Zurich Insurance Group AG	3,863	1,061,810
		39,682,230
Internet and Catalog Retail — 0.8%
Amazon.com, Inc.(1)	12,155	6,234,178
Ctrip.com International Ltd. ADR(1)	12,018	798,596
Expedia, Inc.	26,628	3,061,954
PetMed Express, Inc.	2,479	41,102
Vipshop Holdings Ltd. ADR(1)	39,188	704,992
Zalando SE(1)	62,737	2,055,690
		12,896,512
Internet Software and Services — 1.8%
Auto Trader Group plc(1)	61,116	319,113
Baidu, Inc. ADR(1)	3,920	577,220
comScore, Inc.(1)	3,919	204,611
COOKPAD, Inc.	6,500	134,949
CoStar Group, Inc.(1)	8,348	1,477,930
Criteo SA ADR(1)	16,640	652,454
Demandware, Inc.(1)	2,561	142,878
DeNA Co. Ltd.	9,000	164,507
eBay, Inc.(1)	95,199	2,580,845
Endurance International Group Holdings, Inc.(1)	2,377	36,344
Envestnet, Inc.(1)	4,037	126,076
Everyday Health, Inc.(1)	4,983	48,634
Facebook, Inc., Class A(1)	60,479	5,408,637
Google, Inc., Class A(1)	16,583	10,742,799
IAC/InterActiveCorp	2,127	148,465
LinkedIn Corp., Class A(1)	9,468	1,709,921
LogMeIn, Inc.(1)	351	21,881
Marketo, Inc.(1)	5,388	150,918

Mixi, Inc.	1,900	65,352
Pandora Media, Inc.(1)	42,525	762,899
PChome Online, Inc.	34,225	362,910
Q2 Holdings, Inc.(1)	6,738	176,266
Shopify, Inc., Class A(1)	4,549	125,279
Tencent Holdings Ltd.	206,200	3,506,708
VeriSign, Inc.(1)	2,448	168,765
Zoopla Property Group plc	63,837	257,166
		30,073,527
IT Services — 1.6%
Accenture plc, Class A	33,370	3,145,790
Alliance Data Systems Corp.(1)	11,245	2,892,102
Amdocs Ltd.	25,610	1,465,148
Blackhawk Network Holdings, Inc.(1)	3,539	139,826
Cardtronics, Inc.(1)	2,927	100,982
Cielo SA	68,520	724,376
Cognizant Technology Solutions Corp., Class A(1)	6,608	415,908
CSG Systems International, Inc.	1,206	37,277
EPAM Systems, Inc.(1)	3,062	216,208
EVERTEC, Inc.	14,932	270,269
Fiserv, Inc.(1)	14,236	1,213,904
HCL Technologies Ltd.	48,468	708,008
International Business Machines Corp.	28,331	4,189,872
Jack Henry & Associates, Inc.	152	10,330
PayPal Holdings, Inc.(1)	18,833	659,155
QIWI plc ADR	18,662	488,011
Sabre Corp.	39,724	1,081,287
Teradata Corp.(1)	2,307	67,434
Total System Services, Inc.	5,417	248,261
Vantiv, Inc., Class A(1)	25,358	1,116,766
VeriFone Systems, Inc.(1)	5,392	168,446
Virtusa Corp.(1)	3,646	192,946
Visa, Inc., Class A	73,574	5,245,826
WEX, Inc.(1)	1,155	109,182
Wirecard AG	18,250	760,087
		25,667,401
Leisure Products — 0.2%
Amer Sports Oyj	8,507	233,212
Brunswick Corp.	20,312	1,009,710
Malibu Boats, Inc.(1)	4,672	80,685
Mattel, Inc.	39,212	918,737
MCBC Holdings, Inc.(1)	9,652	143,815
Polaris Industries, Inc.	7,185	933,116
Thule Group AB (The)	13,333	159,851
		3,479,126
Life Sciences Tools and Services — 0.2%
Bio-Rad Laboratories, Inc., Class A(1)	2,590	360,865
Eurofins Scientific	983	329,654
Illumina, Inc.(1)	4,894	967,103
Lonza Group AG	1,800	246,914
Mettler-Toledo International, Inc.(1)	1,014	300,702
MorphoSys AG(1)	2,091	147,895
PAREXEL International Corp.(1)	1,107	72,752

PRA Health Sciences, Inc.(1)	3,115	117,217
Waters Corp.(1)	4,223	512,588
		3,055,690
Machinery — 1.8%
Actuant Corp., Class A	7,326	157,070
Albany International Corp., Class A	5,210	166,199
Caterpillar, Inc.	34,446	2,633,052
Cummins, Inc.	18,674	2,273,560
Duerr AG	8,506	658,606
Dynamic Materials Corp.	5,422	61,431
EnPro Industries, Inc.	2,656	126,001
Global Brass & Copper Holdings, Inc.	5,507	108,158
Graham Corp.	4,415	81,678
Hoshizaki Electric Co. Ltd.	3,500	224,316
Ingersoll-Rand plc	69,645	3,850,672
John Bean Technologies Corp.	3,684	122,014
KION Group AG	6,881	306,235
Kubota Corp.	98,000	1,534,648
Middleby Corp. (The)(1)	19,623	2,130,077
Minebea Co. Ltd.	53,000	635,204
OKUMA Corp.	36,000	285,363
Oshkosh Corp.	17,407	731,964
PACCAR, Inc.	30,594	1,804,128
Parker-Hannifin Corp.	14,945	1,608,979
Pentair plc	6,991	386,532
Sandvik AB	33,780	326,388
Snap-On, Inc.	7,264	1,160,569
Stanley Black & Decker, Inc.	37,193	3,775,833
Sumitomo Heavy Industries Ltd.	107,000	466,004
Takeuchi Manufacturing Co. Ltd.	12,900	224,089
Valmont Industries, Inc.	1,977	210,135
WABCO Holdings, Inc.(1)	10,512	1,212,244
Wabtec Corp.	10,719	1,026,452
Yangzijiang Shipbuilding Holdings Ltd.	499,200	389,157
		28,676,758
Media — 1.7%
AMC Networks, Inc.(1)	15,170	1,098,005
Charter Communications, Inc., Class A(1)	7,705	1,399,305
Cineplex, Inc.	3,579	130,200
Comcast Corp., Class A	138,517	7,802,663
Cumulus Media, Inc., Class A(1)	35,535	50,815
Entercom Communications Corp., Class A(1)	9,010	99,290
Entravision Communications Corp., Class A	38,886	313,032
Eutelsat Communications SA	9,135	275,492
IMAX Corp.(1)	4,657	145,997
Liberty Global plc, Class A(1)	30,860	1,484,983
Markit Ltd.(1)	28,615	817,817
Mediaset SpA	114,490	548,845
Metropole Television SA	4,864	94,071
Naspers Ltd., N Shares	7,832	1,015,313
Nexstar Broadcasting Group, Inc., Class A	5,347	248,529
ProSiebenSat.1 Media SE	13,089	637,525
Rightmove plc	4,758	270,824

Scripps Networks Interactive, Inc., Class A	16,842	894,142
Sirius XM Holdings, Inc.(1)	187,806	716,480
Sky plc	36,006	574,820
Societe Television Francaise 1	9,631	154,871
Technicolor SA	28,912	214,744
Time Warner, Inc.	25,260	1,795,986
Townsquare Media, Inc.(1)	2,386	27,415
Twenty-First Century Fox, Inc.	87,242	2,389,558
Viacom, Inc., Class B	25,696	1,047,626
Walt Disney Co. (The)	31,942	3,254,251
		27,502,599
Metals and Mining — 0.4%
Alcoa, Inc.	104,556	988,054
APERAM SA(1)	3,287	111,153
BHP Billiton Ltd.	13,949	249,957
BHP Billiton plc	37,664	646,604
Boliden AB	7,932	131,076
Compass Minerals International, Inc.	2,462	199,422
Evraz plc(1)	95,851	115,332
Grupo Mexico SAB de CV	181,270	459,800
Haynes International, Inc.	1,043	39,863
Horsehead Holding Corp.(1)	7,595	62,127
Independence Group NL	52,243	123,062
MMC Norilsk Nickel PJSC ADR	12,339	193,997
Nucor Corp.	20,557	889,912
Rio Tinto plc	54,553	1,975,418
Salzgitter AG	5,640	175,786
Vedanta Resources plc	12,602	104,882
		6,466,445
Multi-Utilities — 0.3%
A2A SpA	253,868	311,657
Ameren Corp.	11,100	447,219
Consolidated Edison, Inc.	9,378	589,970
E.ON SE	53,705	608,979
Engie SA	43,155	774,096
NorthWestern Corp.	8,289	428,044
PG&E Corp.	15,198	753,517
Public Service Enterprise Group, Inc.	6,944	279,496
Suez Environnement Co.	8,566	154,614
		4,347,592
Multiline Retail — 1.0%
Big Lots, Inc.	44,620	2,141,314
Burlington Stores, Inc.(1)	16,176	858,784
Debenhams plc	61,693	71,483
Dillard's, Inc., Class A	9,299	860,250
Dollar Tree, Inc.(1)	38,864	2,963,769
Don Quijote Holdings Co. Ltd.	5,300	205,906
Kohl's Corp.	32,864	1,677,050
Macy's, Inc.	39,144	2,294,230
Marks & Spencer Group plc	76,576	607,178
PT Matahari Department Store Tbk	468,800	584,749
Ryohin Keikaku Co. Ltd.	5,600	1,245,317
SACI Falabella	12,716	77,984

Target Corp.	42,099	3,271,513
		16,859,527
Oil, Gas and Consumable Fuels — 2.8%
Aegean Marine Petroleum Network, Inc.	5,971	50,515
Anadarko Petroleum Corp.	8,019	574,000
Ardmore Shipping Corp.	5,921	66,434
BP plc	244,675	1,341,742
Carrizo Oil & Gas, Inc.(1)	2,539	92,496
Chevron Corp.	29,045	2,352,355
Cimarex Energy Co.	9,028	997,684
CNOOC Ltd.	509,000	631,156
Concho Resources, Inc.(1)	15,100	1,633,216
CVR Energy, Inc.	10,596	426,065
Delek US Holdings, Inc.	1,111	34,174
Devon Energy Corp.	22,623	965,097
ENI SpA	79,544	1,305,879
Enviva Partners, LP	5,786	75,507
EQT Corp.	15,088	1,174,148
Euronav SA(1)	2,376	31,815
Exxon Mobil Corp.	59,137	4,449,468
Genel Energy plc(1)	22,511	121,634
Gulfport Energy Corp.(1)	16,931	606,638
Imperial Oil Ltd.	135,923	4,799,045
JX Holdings, Inc.	242,700	938,690
Lundin Petroleum AB(1)	12,038	157,265
Marathon Petroleum Corp.	5,831	275,865
Murphy Oil Corp.	46,465	1,440,415
Noble Energy, Inc.	40,441	1,351,134
Northern Tier Energy LP	1,612	41,590
NovaTek OAO GDR	8,498	807,445
Oasis Petroleum, Inc.(1)	67,540	753,746
Occidental Petroleum Corp.	54,238	3,959,916
PrairieSky Royalty Ltd.	3,327	69,696
Royal Dutch Shell plc, B Shares	69,777	1,820,663
Scorpio Tankers, Inc.	7,014	66,352
Statoil ASA	69,570	1,041,998
Tesoro Corp.	3,924	361,047
Total SA	43,197	1,977,963
Total SA ADR	75,820	3,518,048
Ultrapar Participacoes SA	37,600	663,532
Valero Energy Corp.	61,318	3,638,610
Western Refining, Inc.	9,929	427,146
Woodside Petroleum Ltd.	18,699	429,288
		45,469,477
Paper and Forest Products†
KapStone Paper and Packaging Corp.	11,324	246,750
UPM-Kymmene Oyj	22,940	382,786
		629,536
Personal Products — 0.1%
Amorepacific Corp.	1,844	590,111
Estee Lauder Cos., Inc. (The), Class A	10,325	823,625
Herbalife Ltd.(1)	414	23,834
		1,437,570

Pharmaceuticals — 3.6%
AbbVie, Inc.	63,757	3,979,074
ALK-Abello A/S	1,372	167,082
Allergan plc(1)	7,600	2,308,424
Aspen Pharmacare Holdings Ltd.	23,952	618,681
AstraZeneca plc	28,646	1,790,052
Bayer AG	12,240	1,661,263
Bristol-Myers Squibb Co.	26,861	1,597,424
Cempra, Inc.(1)	1,447	49,777
Concordia Healthcare Corp.	6,481	501,396
Endo International plc(1)	15,562	1,198,274
GlaxoSmithKline plc	23,435	480,091
Horizon Pharma plc(1)	19,051	556,670
Intra-Cellular Therapies, Inc.(1)	1,022	27,379
Jazz Pharmaceuticals plc(1)	3,532	596,272
Johnson & Johnson	74,434	6,995,307
Kaken Pharmaceutical Co. Ltd.	1,000	47,264
Merck & Co., Inc.	121,617	6,549,075
Merck KGaA	1,362	130,324
Mylan NV(1)	12,552	622,454
Novartis AG	36,567	3,582,367
Novo Nordisk A/S, B Shares	12,225	678,580
Ono Pharmaceutical Co. Ltd.	9,700	1,238,553
Pacira Pharmaceuticals, Inc.(1)	1,268	72,973
Perrigo Co. plc	5,057	925,279
Pfizer, Inc.	298,060	9,603,493
Relypsa, Inc.(1)	1,019	23,396
Roche Holding AG	17,327	4,732,145
Sanofi	13,908	1,376,058
Shire plc	24,740	1,911,201
Takeda Pharmaceutical Co., Ltd.	11,600	570,456
Tetraphase Pharmaceuticals, Inc.(1)	1,136	49,314
Teva Pharmaceutical Industries Ltd.	3,818	250,035
Teva Pharmaceutical Industries Ltd. ADR	9,439	607,966
TherapeuticsMD, Inc.(1)	5,237	32,103
UCB SA	12,050	913,270
Zoetis, Inc.	47,273	2,121,139
		58,564,611
Professional Services — 0.3%
Adecco SA	21,687	1,703,955
CDI Corp.	6,462	66,106
CEB, Inc.	597	42,757
Hays plc	111,372	270,688
Huron Consulting Group, Inc.(1)	2,364	171,130
Kforce, Inc.	3,237	86,719
Korn / Ferry International	4,093	139,449
Nielsen Holdings plc	33,906	1,533,568
On Assignment, Inc.(1)	4,631	166,623
RPX Corp.(1)	2,578	35,499
Teleperformance	2,222	156,487
Temp Holdings Co. Ltd.	8,500	380,006
USG People NV	30,654	453,371
		5,206,358

Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust	22,705	670,933
Alexandria Real Estate Equities, Inc.	9,794	842,186
Allied Properties Real Estate Investment Trust	9,730	257,820
Alstria Office REIT AG	22,063	295,239
Apollo Commercial Real Estate Finance, Inc.	4,566	74,745
Armada Hoffler Properties, Inc.	7,871	78,553
AvalonBay Communities, Inc.	7,248	1,196,355
Big Yellow Group plc	37,719	389,071
Blackstone Mortgage Trust, Inc., Class A	1,704	47,184
Boston Properties, Inc.	2,640	299,323
British Land Co. plc	6,193	77,239
Brixmor Property Group, Inc.	46,790	1,067,748
Campus Crest Communities, Inc.	13,788	71,284
Canadian Apartment Properties REIT	10,235	217,832
Capstead Mortgage Corp.	2,957	30,812
Care Capital Properties, Inc.(1)	17,374	552,320
CBL & Associates Properties, Inc.	1,921	28,585
Champion REIT	492,000	246,951
Charter Hall Group	1,006	3,179
Chatham Lodging Trust	3,110	71,375
Corrections Corp. of America	29,959	880,195
CubeSmart	27,328	691,125
Derwent London plc	10,890	598,248
DiamondRock Hospitality Co.	2,688	31,611
Duke Realty Corp.	34,148	616,713
Easterly Government Properties, Inc.	3,650	57,232
Empire State Realty Trust, Inc.	20,344	329,776
EPR Properties	725	36,895
Equity One, Inc.	21,426	503,725
Equity Residential	4,466	318,203
Essex Property Trust, Inc.	4,757	1,020,947
Extra Space Storage, Inc.	11,153	819,522
Goodman Group	65,181	282,955
Great Portland Estates plc	48,655	614,005
Hatteras Financial Corp.	3,741	60,716
Healthcare Realty Trust, Inc.	1,487	34,052
Hospitality Properties Trust	34,048	875,715
Host Hotels & Resorts, Inc.	23,367	414,297
Hudson Pacific Properties, Inc.	22,117	627,902
Invincible Investment Corp.	398	226,190
Japan Hotel REIT Investment Corp.	126	77,948
Japan Real Estate Investment Corp.	82	344,950
Japan Rental Housing Investments, Inc.	252	161,300
Kenedix Retail REIT Corp.(1)	59	124,974
Kilroy Realty Corp.	10,251	664,880
Kite Realty Group Trust	32,223	757,563
Klepierre	8,412	370,218
Lamar Advertising Co., Class A	37,260	1,987,448
Land Securities Group plc	44,312	843,803
Lexington Realty Trust	10,650	85,946
Link REIT	253,000	1,341,708
Macerich Co. (The)	11,584	882,469

Mack-Cali Realty Corp.	1,749	32,759
Medical Properties Trust, Inc.	5,466	63,788
Merlin Properties Socimi SA(1)	47,653	552,385
MFA Financial, Inc.	5,436	38,650
New Residential Investment Corp.	1,672	23,676
NIPPON REIT Investment Corp.	76	164,494
NorthStar Realty Finance Corp.	14,384	202,095
Outfront Media, Inc.	4,814	108,941
PennyMac Mortgage Investment Trust	3,760	56,663
Piedmont Office Realty Trust, Inc., Class A	54,515	924,574
Plum Creek Timber Co., Inc.	14,417	554,910
ProLogis, Inc.	27,006	1,026,228
Rexford Industrial Realty, Inc.	2,793	36,086
RLJ Lodging Trust	36,487	1,004,852
Rouse Properties, Inc.	5,184	80,559
Ryman Hospitality Properties, Inc.	22,240	1,139,355
Sabra Health Care REIT, Inc.	1,490	35,715
Safestore Holdings plc	52,402	234,541
Scentre Group	236,984	642,555
Segro plc	23,669	150,975
Simon Property Group, Inc.	17,292	3,100,801
Summit Hotel Properties, Inc.	6,618	80,276
Sun Communities, Inc.	2,074	135,246
Sunstone Hotel Investors, Inc.	2,633	36,414
Two Harbors Investment Corp.	9,381	88,744
UDR, Inc.	26,405	852,882
Unibail-Rodamco SE	2,215	574,787
Urstadt Biddle Properties, Inc., Class A	4,211	75,503
Ventas, Inc.	19,311	1,062,491
Washington Real Estate Investment Trust	1,962	48,265
Westfield Corp.	74,982	520,269
Weyerhaeuser Co.	50,503	1,411,054
		38,262,498
Real Estate Management and Development — 1.0%
Ayala Land, Inc.	599,400	459,876
CapitaLand Ltd.	179,700	359,133
CBRE Group, Inc.(1)	14,322	458,590
China Overseas Land & Investment Ltd.	492,000	1,441,075
China Resources Land Ltd.	94,000	234,574
China Vanke Co. Ltd., H Shares	47,400	107,766
Corp. Inmobiliaria Vesta SAB de CV	258,631	401,543
Daito Trust Construction Co. Ltd.	6,200	678,632
Daiwa House Industry Co. Ltd.	21,300	523,737
Emaar Properties PJSC	50,870	93,486
Fabege AB	26,627	377,106
FirstService Corp.	3,444	110,393
Forest City Enterprises, Inc., Class A(1)	32,385	697,249
Grand City Properties SA	21,943	388,064
Henderson Land Development Co. Ltd.	44,200	272,327
Highwealth Construction Corp.	103,000	159,236
Hongkong Land Holdings Ltd.	54,800	379,216
Hufvudstaden AB, A Shares	17,960	231,023
Inmobiliaria Colonial SA(1)	247,493	174,133

Jones Lang LaSalle, Inc.	20,778	3,093,221
KWG Property Holding Ltd.	932,500	589,577
LEG Immobilien AG	6,032	452,698
Lend Lease Group	68,359	678,149
Marcus & Millichap, Inc.(1)	1,362	57,831
Mitsubishi Estate Co. Ltd.	8,000	172,161
Mitsui Fudosan Co. Ltd.	35,000	970,017
New World Development Co. Ltd.	337,000	342,651
Nexity SA	11,360	507,929
SM Prime Holdings, Inc.	242,500	100,370
Sumitomo Realty & Development Co. Ltd.	23,000	778,018
Sun Hung Kai Properties Ltd.	31,000	392,797
Unite Group plc (The)	63,424	627,133
		16,309,711
Road and Rail — 0.5%
Canadian Pacific Railway Ltd., New York Shares	12,037	1,747,772
CAR, Inc.(1)	249,000	433,739
Celadon Group, Inc.	1,801	34,381
Central Japan Railway Co.	5,000	820,101
CJ Korea Express Co. Ltd.(1)	4,441	668,356
DSV A/S	15,008	536,117
Go-Ahead Group plc	5,165	200,576
Heartland Express, Inc.	43,527	880,987
J.B. Hunt Transport Services, Inc.	10,197	742,138
Kansas City Southern	981	90,978
Marten Transport Ltd.	2,752	50,940
Saia, Inc.(1)	3,286	123,389
Sankyu, Inc.	44,000	221,388
Union Pacific Corp.	11,760	1,008,302
Werner Enterprises, Inc.	5,352	141,775
		7,700,939
Semiconductors and Semiconductor Equipment — 1.8%
Ambarella, Inc.(1)	601	57,474
Analog Devices, Inc.	9,528	532,234
Applied Materials, Inc.	215,510	3,466,478
ARM Holdings plc	63,520	894,865
Avago Technologies Ltd.	8,639	1,088,255
Cavium, Inc.(1)	1,736	118,083
Cree, Inc.(1)	12,069	328,518
Cypress Semiconductor Corp.	18,695	186,950
Dialog Semiconductor plc(1)	1,360	65,265
Exar Corp.(1)	21,442	126,508
Fairchild Semiconductor International, Inc.(1)	8,887	120,863
Freescale Semiconductor Ltd.(1)	12,597	450,091
Intel Corp.	141,339	4,033,815
Kulicke & Soffa Industries, Inc.(1)	14,527	153,405
Lam Research Corp.	14,981	1,090,167
M/A-COM Technology Solutions Holdings, Inc.(1)	3,020	89,120
Maxim Integrated Products, Inc.	50,104	1,687,002
Microchip Technology, Inc.	57,156	2,429,130
Monolithic Power Systems, Inc.	2,480	119,263
NXP Semiconductors NV(1)	35,874	3,036,734
ON Semiconductor Corp.(1)	47,280	451,760

Semtech Corp.(1)	8,408	142,516
SK Hynix, Inc.	6,783	205,311
Skyworks Solutions, Inc.	5,319	464,615
Synaptics, Inc.(1)	947	66,375
Taiwan Semiconductor Manufacturing Co. Ltd.	563,500	2,234,187
Teradyne, Inc.	41,907	756,002
Texas Instruments, Inc.	57,992	2,774,337
Xilinx, Inc.	26,460	1,108,409
Xinyi Solar Holdings Ltd.	1,738,000	580,825
		28,858,557
Software — 2.1%
Activision Blizzard, Inc.	31,597	904,622
Adobe Systems, Inc.(1)	14,843	1,166,215
AVG Technologies NV(1)	3,522	81,464
Barracuda Networks, Inc.(1)	3,262	85,758
BroadSoft, Inc.(1)	5,234	165,185
Cadence Design Systems, Inc.(1)	14,609	292,472
Callidus Software, Inc.(1)	8,242	129,976
CDK Global, Inc.	939	46,518
Electronic Arts, Inc.(1)	95,251	6,300,854
Intuit, Inc.	37,739	3,236,119
Manhattan Associates, Inc.(1)	2,963	173,276
Mentor Graphics Corp.	12,161	314,240
Microsoft Corp.	143,954	6,264,878
Mobileye NV(1)	10,160	574,650
NetSuite, Inc.(1)	5,690	505,557
Nintendo Co. Ltd.	4,000	825,174
Oracle Corp.	253,989	9,420,452
Proofpoint, Inc.(1)	2,479	139,667
Qlik Technologies, Inc.(1)	6,950	263,127
RingCentral, Inc., Class A(1)	6,563	112,949
Splunk, Inc.(1)	13,808	855,682
Synopsys, Inc.(1)	36,818	1,727,869
Tyler Technologies, Inc.(1)	5,861	809,052
VMware, Inc., Class A(1)	3,300	261,195
		34,656,951
Specialty Retail — 1.8%
Aaron's, Inc.	2,990	112,574
Advance Auto Parts, Inc.	5,111	895,703
American Eagle Outfitters, Inc.	8,845	150,542
AutoZone, Inc.(1)	1,343	961,575
Bed Bath & Beyond, Inc.(1)	21,987	1,365,613
Best Buy Co., Inc.	34,691	1,274,547
Build-A-Bear Workshop, Inc.(1)	2,555	50,078
CST Brands, Inc.	19,473	676,103
Destination Maternity Corp.	4,831	54,832
Foot Locker, Inc.	31,628	2,238,946
Gap, Inc. (The)	26,426	867,037
Home Depot, Inc. (The)	1,638	190,761
Howden Joinery Group plc	45,986	336,908
Industria de Diseno Textil SA	43,695	1,458,223
Kirkland's, Inc.	5,524	123,296
Laox Co. Ltd.(1)	62,000	214,789

Lowe's Cos., Inc.	79,379	5,490,645
MarineMax, Inc.(1)	5,036	82,087
Men's Wearhouse, Inc. (The)	13,114	740,285
Mr Price Group Ltd.	34,047	612,736
Nitori Holdings Co. Ltd.	13,100	1,042,727
O'Reilly Automotive, Inc.(1)	10,852	2,605,240
Penske Automotive Group, Inc.	3,069	155,291
Restoration Hardware Holdings, Inc.(1)	7,981	738,083
Ross Stores, Inc.	26,628	1,294,653
Signet Jewelers Ltd.	10,489	1,447,482
TJX Cos., Inc. (The)	31,063	2,184,350
Tractor Supply Co.	13,013	1,110,139
Ulta Salon Cosmetics & Fragrance, Inc.(1)	6,533	1,032,802
		29,508,047
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	147,354	16,615,637
Canon, Inc.	38,700	1,183,329
EMC Corp.	77,257	1,921,382
FUJIFILM Holdings Corp.	17,300	711,921
Hewlett-Packard Co.	27,717	777,739
Samsung Electronics Co. Ltd.	2,046	1,883,825
SanDisk Corp.	17,474	953,381
Silicon Graphics International Corp.(1)	20,001	100,005
Super Micro Computer, Inc.(1)	8,449	231,080
Western Digital Corp.	48,070	3,939,817
		28,318,116
Textiles, Apparel and Luxury Goods — 1.0%
Burberry Group plc	21,867	470,514
Carter's, Inc.	7,677	754,726
Culp, Inc.	3,124	96,063
Eclat Textile Co. Ltd.	68,000	1,023,051
G-III Apparel Group Ltd.(1)	1,675	116,128
Hanesbrands, Inc.	43,460	1,308,581
lululemon athletica, Inc.(1)	12,301	787,387
Luxottica Group SpA	17,657	1,196,754
LVMH Moet Hennessy Louis Vuitton SE	6,580	1,097,595
Moncler SpA	6,161	111,516
NIKE, Inc., Class B	12,426	1,388,605
Pandora A/S	27,740	3,205,092
Ralph Lauren Corp.	6,051	672,811
Shenzhou International Group Holdings Ltd.	199,000	1,005,264
Skechers U.S.A., Inc., Class A(1)	1,585	223,073
Taiwan Paiho Ltd.	214,000	491,327
Under Armour, Inc., Class A(1)	14,549	1,389,866
Wolverine World Wide, Inc.	18,532	499,437
		15,837,790
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	40,933	493,243
Essent Group Ltd.(1)	44,944	1,204,050
EverBank Financial Corp.	3,920	77,537
		1,774,830
Tobacco — 0.5%
Altria Group, Inc.	18,470	989,623

Imperial Tobacco Group plc	17,491	840,301
Japan Tobacco, Inc.	19,600	699,948
Philip Morris International, Inc.	60,743	4,847,291
		7,377,163
Trading Companies and Distributors — 0.3%
Ashtead Group plc	78,642	1,134,141
Bunzl plc	29,580	782,939
COSON Co. Ltd.(1)	13,436	336,255
DXP Enterprises, Inc.(1)	4,580	136,255
ITOCHU Corp.	35,600	427,400
Kaman Corp.	787	30,559
Wolseley plc	21,660	1,385,828
		4,233,377
Transportation Infrastructure — 0.1%
Fraport AG Frankfurt Airport Services Worldwide	2,919	176,487
Grupo Aeroportuario del Centro Norte Sab de CV	132,146	686,761
Sydney Airport	38,099	155,901
TAV Havalimanlari Holding AS	80,748	652,022
		1,671,171
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	1,312,000	939,555
Wireless Telecommunication Services — 0.5%
Bharti Infratel Ltd.	139,378	838,155
China Mobile Ltd.	127,000	1,538,738
Drillisch AG	8,752	395,985
KDDI Corp.	11,800	293,747
NTT DoCoMo, Inc.	13,200	276,391
Partner Communications Co. Ltd.(1)	29,914	130,500
SBA Communications Corp., Class A(1)	40,291	4,762,396
Shenandoah Telecommunications Co.	221	8,551
Vodafone Group plc	144,381	498,220
		8,742,683
TOTAL COMMON STOCKS (Cost $909,026,991)		1,036,531,917
U.S. TREASURY SECURITIES — 10.3%
U.S. Treasury Bonds, 3.50%, 2/15/39	5,327,000	5,911,233
U.S. Treasury Bonds, 4.375%, 11/15/39	2,550,000	3,219,242
U.S. Treasury Bonds, 2.875%, 5/15/43	110,000	107,949
U.S. Treasury Bonds, 2.50%, 2/15/45	4,200,000	3,804,717
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	12,404,340	15,000,606
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	403,332	558,927
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	993,681	1,204,405
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,471,122	1,795,295
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,059,395	1,865,643
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,214,413	1,060,422
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,662,244	2,796,690
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,151,674	2,835,397
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	11,136,996	11,099,219
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,658,658	6,652,372
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,334,500	3,563,834
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	4,684,778	4,674,898
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	5,604,665	5,582,734
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,509,020	8,866,722

U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,717,574	5,810,782
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,108,720	2,062,126
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,594,300	2,536,909
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,823,476	6,605,930
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	7,485,712	7,392,388
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	4,142,138	4,150,658
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,356,777	1,303,168
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	501,523
U.S. Treasury Notes, 0.50%, 3/31/17	3,250,000	3,243,484
U.S. Treasury Notes, 0.875%, 1/31/18	1,250,000	1,248,535
U.S. Treasury Notes, 1.00%, 2/15/18	10,260,000	10,275,759
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,186,708
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	312,808
U.S. Treasury Notes, 1.25%, 11/30/18	4,800,000	4,810,877
U.S. Treasury Notes, 1.375%, 2/29/20	7,900,000	7,865,493
U.S. Treasury Notes, 1.375%, 3/31/20	13,300,000	13,228,047
U.S. Treasury Notes, 1.50%, 5/31/20	2,430,000	2,428,433
U.S. Treasury Notes, 1.625%, 6/30/20	6,250,000	6,275,475
U.S. Treasury Notes, 1.75%, 5/15/22	1,850,000	1,829,922
U.S. Treasury Notes, 1.875%, 5/31/22	300,000	299,008
U.S. Treasury Notes, 2.00%, 2/15/25	3,450,000	3,386,254
TOTAL U.S. TREASURY SECURITIES (Cost $166,779,352)		168,354,592
CORPORATE BONDS — 9.4%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	85,000	79,953
Bombardier, Inc., 5.50%, 9/15/18(2)	110,000	96,800
Bombardier, Inc., 5.75%, 3/15/22(2)	130,000	97,825
Bombardier, Inc., 6.00%, 10/15/22(2)	35,000	26,425
Bombardier, Inc., 7.50%, 3/15/25(2)	80,000	60,600
KLX, Inc., 5.875%, 12/1/22(2)	75,000	74,344
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	238,525
TransDigm, Inc., 5.50%, 10/15/20	95,000	93,589
TransDigm, Inc., 6.00%, 7/15/22	140,000	137,725
United Technologies Corp., 6.05%, 6/1/36	140,000	169,143
United Technologies Corp., 4.50%, 6/1/42	90,000	91,160
		1,166,089
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)	70,000	69,125
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	150,000	147,750
Auto Components†
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	25,000	25,594
Dana Holding Corp., 6.75%, 2/15/21	40,000	41,750
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	159,937
Schaeffler Finance BV, 4.25%, 5/15/21(2)	140,000	136,850
Tenneco, Inc., 6.875%, 12/15/20	50,000	52,375
UCI International, Inc., 8.625%, 2/15/19	75,000	61,875
ZF North America Capital, Inc., 4.50%, 4/29/22(2)	70,000	68,250
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	105,000	99,881
		646,512
Automobiles — 0.1%
Ally Financial, Inc., 4.625%, 3/30/25	160,000	154,800

American Honda Finance Corp., 1.50%, 9/11/17(2)		70,000	70,030
American Honda Finance Corp., 2.125%, 10/10/18		150,000	150,860
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		160,000	162,313
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		305,000	306,678
Ford Motor Co., 4.75%, 1/15/43		90,000	85,605
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		100,000	106,523
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		500,000	561,831
General Motors Co., 5.00%, 4/1/35		70,000	65,974
General Motors Financial Co., Inc., 3.25%, 5/15/18		180,000	181,123
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)		85,000	81,494
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	220,000	255,282
			2,182,513
Banks — 1.4%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	177,840
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	301,947
Bank of America Corp., 3.75%, 7/12/16		$170,000	173,690
Bank of America Corp., 6.50%, 8/1/16		210,000	219,919
Bank of America Corp., 5.75%, 12/1/17		540,000	584,459
Bank of America Corp., 5.70%, 1/24/22		310,000	350,506
Bank of America Corp., 4.10%, 7/24/23		110,000	113,669
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	100,000	119,950
Bank of America Corp., MTN, 4.00%, 4/1/24		$90,000	92,022
Bank of America Corp., MTN, 4.20%, 8/26/24		210,000	208,461
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	244,835
Bank of America Corp., MTN, 5.00%, 1/21/44		100,000	106,033
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,545,651
Bank of Nova Scotia (The), 2.55%, 1/12/17		210,000	213,784
Barclays Bank plc, 5.14%, 10/14/20		100,000	108,915
Barclays Bank plc, 7.625%, 11/21/22		100,000	114,188
Barclays Bank plc, 3.75%, 5/15/24		200,000	201,082
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	200,000	279,404
BB&T Corp., MTN, 2.05%, 6/19/18		$100,000	100,803
BPCE SA, 4.625%, 7/18/23	EUR	100,000	128,394
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	226,413
Citigroup, Inc., 4.45%, 1/10/17		$50,000	51,938
Citigroup, Inc., 5.50%, 2/15/17		210,000	221,261
Citigroup, Inc., 1.75%, 5/1/18		580,000	575,872
Citigroup, Inc., 4.50%, 1/14/22		580,000	621,976
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,002
Citigroup, Inc., 4.40%, 6/10/25		210,000	211,530
Citigroup, Inc., 5.30%, 5/6/44		70,000	73,798
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	341,224
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	150,000	191,708
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	135,949
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	293,101
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	186,444
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	150,000	169,404
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	260,000	320,698
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	470,000	590,111
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	116,473
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	397,504
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	1,065,041
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	756,905

Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	123,028
Fifth Third Bank, 2.875%, 10/1/21		230,000	228,693
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	160,000	288,224
HSBC Holdings plc, 5.10%, 4/5/21		$170,000	187,673
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	118,829
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	535,000	685,790
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$145,000	141,834
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	301,821
JPMorgan Chase & Co., 6.00%, 1/15/18		$1,300,000	1,421,320
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	86,706
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	129,047
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	207,021
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	306,592
KeyCorp, MTN, 2.30%, 12/13/18		230,000	231,386
KFW, 2.00%, 6/1/16		420,000	425,003
KFW, 3.875%, 1/21/19	EUR	340,000	431,810
KFW, 2.00%, 10/4/22		$250,000	247,685
KFW, MTN, 4.625%, 1/4/23	EUR	385,000	560,361
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	232,645
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$265,000	297,794
Regions Bank, 6.45%, 6/26/37		125,000	147,311
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	43,152
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	300,000	346,166
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$300,000	319,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	315,542
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	105,948
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	115,484
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	150,000	175,475
SunTrust Banks, Inc., 3.60%, 4/15/16		$74,000	75,090
U.S. Bancorp, 3.44%, 2/1/16		180,000	181,657
U.S. Bancorp, MTN, 3.00%, 3/15/22		130,000	131,415
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	310,969
Wells Fargo & Co., 4.125%, 8/15/23		300,000	309,585
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,237
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	280,490
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	119,620
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$220,000	240,765
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	200,984
Wells Fargo & Co., MTN, 4.65%, 11/4/44		70,000	68,518
			22,175,699
Beverages†
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	346,144
Coca-Cola Co. (The), 1.80%, 9/1/16		41,000	41,443
Constellation Brands, Inc., 3.875%, 11/15/19		70,000	72,012
Pernod-Ricard SA, 2.95%, 1/15/17(2)		230,000	234,852
			694,451
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		330,000	333,338
Amgen, Inc., 4.10%, 6/15/21		120,000	126,446
Amgen, Inc., 5.375%, 5/15/43		190,000	198,604
Celgene Corp., 3.25%, 8/15/22		160,000	156,449
Celgene Corp., 3.625%, 5/15/24		160,000	157,551
Celgene Corp., 3.875%, 8/15/25		140,000	139,387

Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	107,343
			1,219,118
Building Products†
Masco Corp., 5.95%, 3/15/22		120,000	131,400
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		140,000	145,282
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		540,000	589,460
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		210,000	262,762
E*TRADE Financial Corp., 4.625%, 9/15/23		160,000	160,400
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	189,429
Jefferies Group, Inc., 5.125%, 4/13/18		$180,000	190,003
			1,537,336
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		265,000	264,006
Chemours Co. (The), 6.625%, 5/15/23(2)		100,000	87,250
Dow Chemical Co. (The), 2.50%, 2/15/16		200,000	201,304
Dow Chemical Co. (The), 4.25%, 11/15/20		180,000	191,188
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	7,563
Eastman Chemical Co., 2.70%, 1/15/20		180,000	178,769
Ecolab, Inc., 4.35%, 12/8/21		60,000	64,546
Hexion, Inc., 8.875%, 2/1/18		125,000	109,375
Hexion, Inc., 6.625%, 4/15/20		115,000	106,950
Huntsman International LLC, 5.125%, 11/15/22(2)		60,000	57,150
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	216,345
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	43,058
Mosaic Co. (The), 5.625%, 11/15/43		120,000	126,872
Tronox Finance LLC, 6.375%, 8/15/20		75,000	61,875
WR Grace & Co-Conn, 5.125%, 10/1/21(2)		110,000	111,650
			1,827,901
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20		30,000	31,650
ADT Corp. (The), 6.25%, 10/15/21		195,000	202,312
Clean Harbors, Inc., 5.25%, 8/1/20		115,000	117,588
Covanta Holding Corp., 5.875%, 3/1/24		155,000	151,900
Envision Healthcare Corp., 5.125%, 7/1/22(2)		200,000	203,250
Iron Mountain, Inc., 5.75%, 8/15/24		160,000	161,200
Pitney Bowes, Inc., 4.625%, 3/15/24		160,000	159,868
Republic Services, Inc., 3.55%, 6/1/22		350,000	354,106
Waste Management, Inc., 4.10%, 3/1/45		120,000	110,519
			1,492,393
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(2)		230,000	246,387
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		150,000	157,405
Avaya, Inc., 7.00%, 4/1/19(2)		240,000	216,600
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		70,000	68,965
Cisco Systems, Inc., 5.90%, 2/15/39		24,000	28,878
CommScope, Inc., 5.50%, 6/15/24(2)		65,000	63,375
Crown Castle International Corp., 5.25%, 1/15/23		270,000	283,500
Nokia Oyj, 5.375%, 5/15/19		50,000	53,313
			1,118,423

Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	125,000	130,938
SBA Communications Corp., 4.875%, 7/15/22	75,000	74,625
		205,563
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	85,250
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	75,000	79,125
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	40,000	40,800
Building Materials Corp. of America, 6.75%, 5/1/21(2)	115,000	120,606
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	53,125
Nortek, Inc., 8.50%, 4/15/21	225,000	242,156
Owens Corning, 4.20%, 12/15/22	140,000	140,943
Ply Gem Industries, Inc., 6.50%, 2/1/22	100,000	99,000
USG Corp., 5.875%, 11/1/21(2)	25,000	26,090
USG Corp., 5.50%, 3/1/25(2)	140,000	139,825
		1,026,920
Consumer Discretionary†
Party City Holdings, Inc., 6.125%, 8/15/23(2)	15,000	15,178
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	271,052
American Express Co., 1.55%, 5/22/18	120,000	119,060
American Express Credit Corp., 1.30%, 7/29/16	220,000	220,717
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	246,149
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	237,928
CIT Group, Inc., 4.25%, 8/15/17	280,000	284,900
CIT Group, Inc., 5.50%, 2/15/19(2)	130,000	136,987
CIT Group, Inc., 3.875%, 2/19/19	120,000	120,300
CIT Group, Inc., 5.00%, 8/15/22	390,000	397,312
CIT Group, Inc., 5.00%, 8/1/23	125,000	126,875
Equifax, Inc., 3.30%, 12/15/22	170,000	169,713
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	72,975
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	29,269
Navient Corp., 5.00%, 10/26/20	100,000	89,250
Navient Corp., 5.50%, 1/25/23	470,000	397,150
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(2)	50,000	52,375
PNC Bank N.A., 6.00%, 12/7/17	640,000	698,694
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	27,344
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	191,700
Synchrony Financial, 3.00%, 8/15/19	50,000	50,123
		3,939,873
Consumer Staples†
Post Holdings, Inc., 7.75%, 3/15/24(2)	65,000	67,275
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	177,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(2)	130,000	136,240
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)	150,000	153,750
Ball Corp., 5.00%, 3/15/22	125,000	127,500
Ball Corp., 4.00%, 11/15/23	120,000	113,700
Ball Corp., 5.25%, 7/1/25	35,000	34,956
Berry Plastics Corp., 5.50%, 5/15/22	135,000	131,288
Berry Plastics Corp., 5.125%, 7/15/23	100,000	93,750
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(2)	150,000	149,812
BWAY Holding Co., 9.125%, 8/15/21(2)	80,000	81,600

Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	172,156
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	71,356
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	131,563
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	165,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		100,000	105,250
Rock-Tenn Co., 3.50%, 3/1/20		170,000	174,824
Sealed Air Corp., 5.125%, 12/1/24(2)		100,000	101,687
			2,122,457
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	126,448
Johns Hopkins University, 4.08%, 7/1/53		50,000	48,771
Laureate Education, Inc., 10.00%, 9/1/19(2)		125,000	105,312
Service Corp. International / US, 5.375%, 1/15/22		75,000	79,219
			359,750
Diversified Financial Services — 0.6%
Ally Financial, Inc., 2.75%, 1/30/17		70,000	69,913
Ally Financial, Inc., 5.50%, 2/15/17		50,000	51,760
Ally Financial, Inc., 6.25%, 12/1/17		150,000	160,125
Ally Financial, Inc., 4.75%, 9/10/18		150,000	155,550
Ally Financial, Inc., 3.50%, 1/27/19		195,000	195,975
Ally Financial, Inc., 8.00%, 3/15/20		145,000	170,375
Ally Financial, Inc., 8.00%, 11/1/31		75,000	89,079
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	150,000	285,539
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$125,000	130,391
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)		155,000	159,262
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	96,000	102,417
DFC Finance Corp., 10.50%, 6/15/20(2)		$30,000	16,575
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	220,000	295,085
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$710,000	768,090
General Electric Capital Corp., MTN, 4.375%, 9/16/20		900,000	976,884
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	454,594
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	593,196
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	659,816
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	204,587
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	310,282
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	91,098
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	75,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	93,474
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	81,120
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		75,000	73,702
Morgan Stanley, 5.00%, 11/24/25		520,000	547,908
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	624,302
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	856,375
Morgan Stanley, MTN, 3.70%, 10/23/24		50,000	49,962
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	274,636
Serta Simmons Bedding LLC, 8.125%, 10/1/20(2)		$240,000	255,300
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		105,000	108,412
UBS AG, 7.625%, 8/17/22		175,000	203,798
UBS AG (Stamford Branch), 5.875%, 12/20/17		297,000	323,476
			9,508,058
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21		100,000	102,546
AT&T, Inc., 2.625%, 12/1/22		170,000	158,697

AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	130,455
AT&T, Inc., 6.55%, 2/15/39		$290,000	330,115
AT&T, Inc., 4.30%, 12/15/42		210,000	178,976
British Telecommunications plc, 5.95%, 1/15/18		420,000	460,079
CenturyLink, Inc., 5.625%, 4/1/20		420,000	421,050
CenturyLink, Inc., 7.65%, 3/15/42		100,000	86,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		250,000	252,571
Frontier Communications Corp., 7.125%, 3/15/19		220,000	226,050
Frontier Communications Corp., 8.50%, 4/15/20		90,000	92,700
Frontier Communications Corp., 7.125%, 1/15/23		125,000	113,500
Frontier Communications Corp., 6.875%, 1/15/25		140,000	119,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		94,000	102,813
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	48,720
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		325,000	319,719
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	168,875
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		70,000	61,600
Intelsat Luxembourg SA, 7.75%, 6/1/21		145,000	109,185
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	33,413
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	131,875
Level 3 Financing, Inc., 8.625%, 7/15/20		175,000	185,850
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	40,292
Level 3 Financing, Inc., 5.375%, 5/1/25(2)		50,000	48,375
Orange SA, 4.125%, 9/14/21		180,000	191,151
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	250,000	289,765
SoftBank Group Corp., 4.50%, 4/15/20(2)		$150,000	150,825
Sprint Capital Corp., 6.90%, 5/1/19		250,000	254,063
Sprint Capital Corp., 8.75%, 3/15/32		105,000	99,619
Telecom Italia Capital SA, 6.375%, 11/15/33		347,000	353,940
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	143,125
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	150,000	246,475
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	200,000	244,662
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	119,330
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	576,958
Verizon Communications, Inc., 3.50%, 11/1/21		140,000	142,120
Verizon Communications, Inc., 5.15%, 9/15/23		380,000	416,276
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	746,311
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	92,141
Verizon Communications, Inc., 6.55%, 9/15/43		146,000	172,993
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	84,846
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	131,887
Virgin Media Finance plc, 5.75%, 1/15/25(2)		210,000	211,444
Windstream Services LLC, 7.875%, 11/1/17		20,000	20,925
Windstream Services LLC, 7.75%, 10/15/20		120,000	107,250
Windstream Services LLC, 6.375%, 8/1/23		100,000	74,080
			8,792,642
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		405,000	378,675
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	118,615
			497,290
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(2)		$213,000	214,331
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		55,000	36,438

Ensco plc, 4.70%, 3/15/21		300,000	275,014
FTS International, Inc., 6.25%, 5/1/22		120,000	46,200
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		150,000	112,500
Offshore Group Investment Ltd., 7.125%, 4/1/23		100,000	46,500
Pacific Drilling SA, 5.375%, 6/1/20(2)		50,000	36,250
Paragon Offshore plc, 7.25%, 8/15/24(2)		90,000	18,450
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)		100,000	84,250
Precision Drilling Corp., 6.50%, 12/15/21		45,000	38,475
Precision Drilling Corp., 5.25%, 11/15/24		105,000	82,950
Schlumberger Investment SA, 3.65%, 12/1/23		170,000	173,554
SESI LLC, 6.375%, 5/1/19		50,000	50,000
Transocean, Inc., 3.00%, 10/15/17		110,000	101,475
Transocean, Inc., 6.00%, 3/15/18		70,000	67,375
Transocean, Inc., 6.50%, 11/15/20		215,000	178,181
Transocean, Inc., 6.875%, 12/15/21		110,000	88,000
Weatherford International Ltd., 4.50%, 4/15/22		150,000	126,605
			1,562,217
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)		215,000	225,750
Food and Staples Retailing — 0.2%
Albertsons Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(2)		27,000	29,025
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	41,000
CVS Health Corp., 3.50%, 7/20/22		160,000	163,702
CVS Health Corp., 5.125%, 7/20/45		80,000	85,531
Delhaize Group, 5.70%, 10/1/40		90,000	94,848
Dollar General Corp., 3.25%, 4/15/23		120,000	114,223
Dollar Tree, Inc., 5.75%, 3/1/23(2)		180,000	189,450
Kroger Co. (The), 6.40%, 8/15/17		320,000	348,246
Kroger Co. (The), 3.30%, 1/15/21		190,000	192,986
Rite Aid Corp., 6.75%, 6/15/21		85,000	89,888
Rite Aid Corp., 6.125%, 4/1/23(2)		210,000	216,300
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	81,100
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	100,000	106,170
Tesco plc, 6.15%, 11/15/37(2)		$80,000	77,855
Wal-Mart Stores, Inc., 2.55%, 4/11/23		280,000	269,567
Wal-Mart Stores, Inc., 5.625%, 4/1/40		340,000	405,136
			2,505,027
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		70,000	72,713
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	70,700
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(2)		90,000	95,287
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	73,412
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		35,000	34,038
Kraft Foods Group, Inc., 5.00%, 6/4/42		90,000	91,946
Kraft Heinz Food Co., 4.875%, 2/15/25(2)		30,000	32,396
Kraft Heinz Food Co., 3.95%, 7/15/25(2)		130,000	132,153
Kraft Heinz Food Co., 5.20%, 7/15/45(2)		110,000	115,853
Mondelez International, Inc., 4.00%, 2/1/24		200,000	205,087
NBTY, Inc., 9.00%, 10/1/18		75,000	77,062
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		195,000	199,387
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		105,000	105,262
Post Holdings, Inc., 7.375%, 2/15/22		160,000	164,600
Smithfield Foods, Inc., 6.625%, 8/15/22		80,000	85,400

Tyson Foods, Inc., 4.50%, 6/15/22	160,000	168,094
		1,723,390
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	66,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(2)	40,000	36,600
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	260,768
Enbridge, Inc., 4.50%, 6/10/44	120,000	91,994
Energy Transfer Equity LP, 5.875%, 1/15/24	105,000	101,850
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	201,592
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	80,551
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	154,810
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	98,887
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	370,125
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	324,705
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	60,000	58,500
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	117,000
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	166,670
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	40,000	37,321
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	288,100
Kinder Morgan, Inc., 4.30%, 6/1/25	70,000	64,647
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	226,576
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	130,000	121,225
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	50,000	46,375
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	150,000	140,250
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	261,864
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	121,987
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	355,000	344,350
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	99,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	126,250
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	255,000	248,944
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(2)	215,000	208,684
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	234,811
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(2)	70,000	69,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	56,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	204,000	179,520
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	120,000	121,800
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(2)	100,000	101,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	168,121
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	112,805
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	65,268
Williams Partners LP, 5.10%, 9/15/45	100,000	81,844
		5,657,444
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	100,000	104,209
Alere, Inc., 6.375%, 7/1/23(2)	140,000	143,850
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	119,752
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	40,000	35,850
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	72,590
Hospira, Inc., 5.60%, 9/15/40	70,000	75,990
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	211,500
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	53,875
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	152,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	110,000	112,750

Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(2)	100,000	99,500
Medtronic, Inc., 2.50%, 3/15/20(2)	120,000	120,866
Medtronic, Inc., 2.75%, 4/1/23	50,000	48,197
Medtronic, Inc., 3.50%, 3/15/25(2)	240,000	239,035
Medtronic, Inc., 4.375%, 3/15/35(2)	130,000	129,022
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	99,044
		1,818,430
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	136,013
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	112,688
Aetna, Inc., 2.75%, 11/15/22	160,000	152,679
Amsurg Corp., 5.625%, 7/15/22	95,000	97,316
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	162,363
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	63,600
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	40,000	41,200
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	100,000	106,625
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	128,130
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	230,000	229,425
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	80,000	78,600
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	304,128
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	256,995
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	145,000	157,325
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	125,000	125,938
HCA, Inc., 3.75%, 3/15/19	130,000	130,975
HCA, Inc., 4.25%, 10/15/19	125,000	127,656
HCA, Inc., 6.50%, 2/15/20	180,000	199,350
HCA, Inc., 7.50%, 2/15/22	220,000	252,932
HCA, Inc., 5.875%, 3/15/22	75,000	81,750
HCA, Inc., 4.75%, 5/1/23	195,000	198,167
HCA, Inc., 5.375%, 2/1/25	270,000	274,725
HealthSouth Corp., 5.75%, 11/1/24	95,000	96,558
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	238,924
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	75,000	74,625
Kindred Healthcare, Inc., 8.00%, 1/15/20(2)	145,000	159,228
Kindred Healthcare, Inc., 6.375%, 4/15/22	75,000	77,156
LifePoint Health, Inc., 5.50%, 12/1/21	175,000	182,766
NYU Hospitals Center, 4.43%, 7/1/42	110,000	106,916
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	160,318
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	177,863
Tenet Healthcare Corp., 6.00%, 10/1/20	205,000	219,863
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	40,350
Tenet Healthcare Corp., 8.125%, 4/1/22	335,000	371,850
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	232,875
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	119,329
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	102,489
Universal Health Services, Inc., 4.75%, 8/1/22(2)	150,000	154,875
		5,934,565
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	260,000	268,450
Affinity Gaming LLC / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	75,750
Boyd Gaming Corp., 6.875%, 5/15/23	96,000	99,120
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	59,550
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	102,713

CEC Entertainment, Inc., 8.00%, 2/15/22	25,000	25,125
Eldorado Resorts, Inc., 7.00%, 8/1/23(2)	140,000	140,175
Felcor Lodging LP, 5.625%, 3/1/23	100,000	103,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	225,000	232,312
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	260,000	272,350
International Game Technology plc, 6.25%, 2/15/22(2)	175,000	169,204
MGM Resorts International, 8.625%, 2/1/19	80,000	89,776
MGM Resorts International, 5.25%, 3/31/20	150,000	151,500
MGM Resorts International, 6.00%, 3/15/23	100,000	101,750
Pinnacle Entertainment, 7.50%, 4/15/21	180,000	191,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	88,825
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	33,750
Scientific Games International, Inc., 7.00%, 1/1/22(2)	105,000	107,887
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	106,088
Station Casinos LLC, 7.50%, 3/1/21	460,000	488,934
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	20,000	18,575
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	184,500
		3,111,084
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	96,000	92,400
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	121,875
Century Communities, Inc., 6.875%, 5/15/22	30,000	28,763
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	460,000	361,100
KB Home, 4.75%, 5/15/19	35,000	34,563
KB Home, 8.00%, 3/15/20	50,000	54,125
Lennar Corp., 4.50%, 6/15/19	40,000	41,080
Meritage Homes Corp., 7.00%, 4/1/22	125,000	134,062
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	105,000	107,887
Standard Pacific Corp., 8.375%, 5/15/18	355,000	402,925
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)	265,000	259,700
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	102,250
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	189,550
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	200,000	198,000
WCI Communities, Inc., 6.875%, 8/15/21	160,000	168,400
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	135,625
		2,432,305
Household Products†
Energizer Holdings, Inc, 5.50%, 6/15/25(2)	70,000	68,338
Spectrum Brands, Inc., 6.375%, 11/15/20	255,000	271,256
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	140,235
Spectrum Brands, Inc., 5.75%, 7/15/25(2)	130,000	134,550
		614,379
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)	90,000	53,550
General Electric Co., 5.25%, 12/6/17	550,000	594,374
General Electric Co., 4.125%, 10/9/42	240,000	230,119
HD Supply, Inc., 7.50%, 7/15/20	285,000	305,663
HD Supply, Inc., 5.25%, 12/15/21(2)	100,000	103,625
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	150,000	146,440
Jack Cooper Holdings Corp., 10.25%, 6/1/20(2)	25,000	22,875
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)	195,000	189,150
		1,645,796

Insurance — 0.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25		210,000	201,608
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		150,000	152,812
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		145,000	146,450
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	195,684
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	244,234
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	103,187
American International Group, Inc., 4.875%, 6/1/22		540,000	589,652
American International Group, Inc., 4.50%, 7/16/44		110,000	105,453
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	338,828
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	100,000	117,331
AXA SA, 7.125%, 12/15/20	GBP	150,000	270,760
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$180,000	195,732
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	111,716
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	166,361
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	300,000	333,136
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	150,000	165,636
Genworth Financial, Inc., 7.625%, 9/24/21		$35,000	35,962
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		140,000	71,302
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	71,359
International Lease Finance Corp., 8.75%, 3/15/17		215,000	232,737
International Lease Finance Corp., 6.25%, 5/15/19		195,000	210,600
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		50,000	53,856
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		190,000	181,153
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		175,000	168,875
Lincoln National Corp., 6.25%, 2/15/20		300,000	345,988
Markel Corp., 4.90%, 7/1/22		200,000	216,960
Markel Corp., 3.625%, 3/30/23		80,000	79,125
MetLife, Inc., 4.125%, 8/13/42		90,000	83,338
MetLife, Inc., 4.875%, 11/13/43		50,000	52,419
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		250,000	244,096
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	79,769
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		160,000	178,945
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		190,000	212,753
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(2)		200,000	204,750
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		110,000	111,279
Travelers Cos., Inc. (The), 4.60%, 8/1/43		110,000	112,591
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	59,069
USI Inc. / NY, 7.75%, 1/15/21(2)		50,000	48,687
Voya Financial, Inc., 5.50%, 7/15/22		200,000	225,650
Voya Financial, Inc., 5.70%, 7/15/43		150,000	170,793
Voya Financial, Inc., VRN, 5.65%, 5/15/23		125,000	126,875
WR Berkley Corp., 4.625%, 3/15/22		130,000	136,998
WR Berkley Corp., 4.75%, 8/1/44		80,000	78,265
			7,232,774
Internet Software and Services†
Alibaba Group Holding Ltd., 3.125%, 11/28/21(2)		200,000	193,556
Equinix, Inc., 4.875%, 4/1/20		50,000	51,375
Equinix, Inc., 5.375%, 4/1/23		75,000	75,563
IAC / InterActiveCorp, 4.75%, 12/15/22		80,000	74,700
Netflix, Inc., 5.375%, 2/1/21		40,000	41,500
Netflix, Inc., 5.75%, 3/1/24		175,000	183,531
VeriSign, Inc., 4.625%, 5/1/23		40,000	39,200

VeriSign, Inc., 5.25%, 4/1/25	40,000	40,400
		699,825
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(2)	100,000	98,021
Audatex North America, Inc., 6.125%, 11/1/23(2)	170,000	169,131
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	70,000	68,950
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	75,000	74,437
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	111,395
First Data Corp., 8.25%, 1/15/21(2)	545,000	574,975
First Data Corp., 12.625%, 1/15/21	60,000	69,075
First Data Corp., 11.75%, 8/15/21	214,000	241,606
Xerox Corp., 2.95%, 3/15/17	90,000	91,431
		1,499,021
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	213,364
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	183,730
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	140,000	146,090
		543,184
Machinery†
Case New Holand, Inc., 7.875%, 12/1/17	175,000	190,531
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	30,456
Deere & Co., 5.375%, 10/16/29	65,000	77,231
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	138,288
Navistar International Corp., 8.25%, 11/1/21	100,000	87,750
Terex Corp., 6.50%, 4/1/20	50,000	52,125
Terex Corp., 6.00%, 5/15/21	50,000	50,750
		627,131
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	330,000	308,550
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 8.125%, 2/15/19	50,000	39,937
		348,487
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	312,320
21st Century Fox America, Inc., 4.75%, 9/15/44	110,000	105,545
Altice Financing SA, 6.50%, 1/15/22(2)	155,000	155,775
Altice Financing SA, 6.625%, 2/15/23(2)	200,000	199,500
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	112,988
Altice Luxembourg SA, 7.75%, 5/15/22(2)	205,000	200,387
Altice Luxembourg SA, 7.625%, 2/15/25(2)	90,000	85,725
Altice US Finance I Corp., 5.375%, 7/15/23(2)	55,000	54,656
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	99,750
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	148,412
CBS Corp., 3.50%, 1/15/25	150,000	142,397
CBS Corp., 4.85%, 7/1/42	70,000	64,159
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	145,000	151,525
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	330,000	333,465
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	170,425
CCO Safari II LLC, 4.91%, 7/23/25(2)	485,000	482,419
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	80,000	73,600
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	60,225
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	315,000	326,806
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	170,000	174,898
Comcast Corp., 6.40%, 5/15/38	230,000	284,235

Comcast Corp., 4.75%, 3/1/44	150,000	156,097
CSC Holdings LLC, 7.625%, 7/15/18	150,000	164,625
CSC Holdings LLC, 6.75%, 11/15/21	125,000	131,406
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	41,688
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	160,000	171,674
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	120,000	121,369
Discovery Communications LLC, 5.625%, 8/15/19	130,000	143,195
Discovery Communications LLC, 3.25%, 4/1/23	100,000	93,278
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,087
DISH DBS Corp., 6.75%, 6/1/21	270,000	271,728
DISH DBS Corp., 5.00%, 3/15/23	135,000	119,812
DISH DBS Corp., 5.875%, 11/15/24	100,000	91,375
Embarq Corp., 8.00%, 6/1/36	120,000	127,200
Gray Television, Inc., 7.50%, 10/1/20	75,000	77,835
iHeartCommunications, Inc., 10.00%, 1/15/18	90,000	65,700
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	114,887
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	124,934	71,369
Lamar Media Corp., 5.875%, 2/1/22	120,000	126,000
Lamar Media Corp., 5.00%, 5/1/23	150,000	149,625
McClatchy Co. (The), 9.00%, 12/15/22	40,000	36,350
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	102,375
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	168,108
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	281,616
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	341,123
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	115,995
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	40,000	39,600
Numericable-SFR SAS, 6.00%, 5/15/22(2)	390,000	390,975
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	29,737
Regal Entertainment Group, 5.75%, 3/15/22	100,000	101,070
RR Donnelley & Sons Co., 7.25%, 5/15/18	29,000	30,906
RR Donnelley & Sons Co., 6.00%, 4/1/24	140,000	132,720
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	133,281
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	100,000	98,473
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	100,000
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	76,400
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	129,844
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	95,000	98,088
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	60,000	59,400
TEGNA, Inc., 5.50%, 9/15/24(2)	140,000	138,950
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	266,050
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	72,297
Time Warner Cable, Inc., 4.50%, 9/15/42	90,000	72,172
Time Warner, Inc., 3.60%, 7/15/25	90,000	87,179
Time Warner, Inc., 7.70%, 5/1/32	390,000	499,237
Time Warner, Inc., 5.35%, 12/15/43	120,000	123,565
Unitymedia GmbH, 6.125%, 1/15/25(2)	95,000	97,909
Univision Communications, Inc., 8.50%, 5/15/21(2)	120,000	125,714
Univision Communications, Inc., 5.125%, 2/15/25(2)	175,000	170,187
UPCB Finance IV Ltd., 5.375%, 1/15/25(2)	135,000	131,625
Viacom, Inc., 4.50%, 3/1/21	40,000	40,521
Viacom, Inc., 3.125%, 6/15/22	100,000	89,695
Videotron Ltd., 5.00%, 7/15/22	125,000	125,312
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	110,000	106,975

Visant Corp., 10.00%, 10/1/17		150,000	123,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		160,000	155,147
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		100,000	96,737
Wind Acquisition Finance SA, 4.75%, 7/15/20(2)		130,000	131,300
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)		175,000	179,375
WMG Acquisition Corp., 5.625%, 4/15/22(2)		150,000	149,250
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)		90,000	87,188
			11,646,608
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20		90,000	59,400
Alcoa, Inc., 5.40%, 4/15/21		100,000	103,187
Alcoa, Inc., 5.125%, 10/1/24		160,000	157,600
Alcoa, Inc., 5.95%, 2/1/37		60,000	58,575
Aleris International, Inc., 7.625%, 2/15/18		47,000	46,413
Allegheny Technologies, Inc., 5.95%, 1/15/21		70,000	64,050
ArcelorMittal, 5.25%, 2/25/17		240,000	244,800
ArcelorMittal, 6.125%, 6/1/18		210,000	218,925
ArcelorMittal, 6.25%, 3/1/21		100,000	99,000
ArcelorMittal, 7.50%, 3/1/41		305,000	281,362
Barrick North America Finance LLC, 4.40%, 5/30/21		240,000	226,598
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	59,817
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	199,900
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(2)		69,000	28,290
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)		50,000	45,750
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)		45,000	32,400
First Quantum Minerals Ltd., 7.00%, 2/15/21(2)		50,000	35,500
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		160,000	112,000
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(2)		85,000	65,769
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(2)		120,000	109,950
FMG Resources August 2006 Pty Ltd., 6.875%, 4/1/22(2)		35,000	21,788
Freeport-McMoRan, Inc., 3.55%, 3/1/22		35,000	26,950
Freeport-McMoRan, Inc., 3.875%, 3/15/23		70,000	53,900
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		130,000	127,828
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	100,764
HudBay Minerals, Inc., 9.50%, 10/1/20		$75,000	68,415
Lundin Mining Corp., 7.875%, 11/1/22(2)		70,000	69,125
Newmont Mining Corp., 6.25%, 10/1/39		80,000	71,525
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25		130,000	126,294
Southern Copper Corp., 5.25%, 11/8/42		60,000	48,919
Steel Dynamics, Inc., 6.125%, 8/15/19		70,000	72,887
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	97,625
Teck Resources Ltd., 3.15%, 1/15/17		160,000	151,249
United States Steel Corp., 7.375%, 4/1/20		40,000	36,596
Vale Overseas Ltd., 5.625%, 9/15/19		200,000	208,024
			3,531,175
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	140,379
Calpine Corp., 5.375%, 1/15/23		180,000	174,546
Calpine Corp., 5.875%, 1/15/24(2)		50,000	52,750
Calpine Corp., 5.75%, 1/15/25		275,000	267,437
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		30,000	26,704
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	92,580
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	219,013

Consumers Energy Co., 2.85%, 5/15/22		50,000	49,750
Consumers Energy Co., 3.375%, 8/15/23		180,000	182,371
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	401,072
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	135,270
Dominion Resources, Inc., 3.625%, 12/1/24		140,000	138,527
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	71,030
Duke Energy Florida, Inc., 6.35%, 9/15/37		270,000	348,277
Duke Energy Florida, Inc., 3.85%, 11/15/42		130,000	121,739
Duke Energy Progress, Inc., 4.15%, 12/1/44		120,000	117,604
Dynegy, Inc., 6.75%, 11/1/19		100,000	104,188
Dynegy, Inc., 7.375%, 11/1/22		415,000	435,750
Dynegy, Inc., 7.625%, 11/1/24		115,000	120,175
Edison International, 3.75%, 9/15/17		200,000	208,412
Engie SA, VRN, 4.75%, 7/10/21	EUR	300,000	369,880
Exelon Generation Co. LLC, 4.25%, 6/15/22		$120,000	122,343
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	79,526
GenOn Energy, Inc., 9.50%, 10/15/18		165,000	159,431
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	76,000
Georgia Power Co., 4.30%, 3/15/42		60,000	53,531
IPALCO Enterprises, Inc., 5.00%, 5/1/18		100,000	106,500
Nisource Finance Corp., 5.65%, 2/1/45		110,000	125,483
NRG Energy, Inc., 7.625%, 1/15/18		200,000	211,500
NRG Energy, Inc., 6.25%, 7/15/22		50,000	49,000
NRG Energy, Inc., 6.25%, 5/1/24		155,000	148,025
PacifiCorp, 6.00%, 1/15/39		110,000	134,529
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	121,707
Progress Energy, Inc., 3.15%, 4/1/22		110,000	110,164
RWE AG, 3.50%, 4/21/75	EUR	290,000	278,295
Sempra Energy, 6.50%, 6/1/16		$170,000	176,428
Sempra Energy, 2.40%, 3/15/20		110,000	109,653
Sempra Energy, 2.875%, 10/1/22		220,000	211,178
Southern Power Co., 5.15%, 9/15/41		60,000	60,113
SSE plc, VRN, 2.375%, 4/1/21	EUR	300,000	320,931
Talen Energy Supply LLC, 4.625%, 7/15/19(2)		$80,000	76,000
Virginia Electric and Power Co., 4.45%, 2/15/44		70,000	71,796
Xcel Energy, Inc., 4.80%, 9/15/41		50,000	52,052
			6,631,639
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		60,000	39,750
J.C. Penney Corp., Inc., 5.75%, 2/15/18		25,000	25,000
J.C. Penney Corp., Inc., 5.65%, 6/1/20		75,000	69,000
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	194,953
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		190,000	201,637
Target Corp., 4.00%, 7/1/42		240,000	230,428
			760,768
Oil, Gas and Consumable Fuels — 0.7%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		120,000	124,500
Anadarko Petroleum Corp., 5.95%, 9/15/16		70,000	73,060
Anadarko Petroleum Corp., 6.45%, 9/15/36		120,000	135,110
Antero Resources Corp., 5.125%, 12/1/22		180,000	162,900
Antero Resources Corp., 5.625%, 6/1/23(2)		35,000	32,200
Apache Corp., 4.75%, 4/15/43		70,000	64,366
BP Capital Markets plc, 4.50%, 10/1/20		24,000	26,144

BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	35,000	15,575
California Resources Corp., 5.50%, 9/15/21	245,000	191,193
California Resources Corp., 6.00%, 11/15/24	200,000	151,500
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	66,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	145,000	139,200
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	63,350
Chaparral Energy, Inc., 7.625%, 11/15/22	35,000	15,925
Chesapeake Energy Corp., 6.625%, 8/15/20	215,000	172,000
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	73,750
Chesapeake Energy Corp., 4.875%, 4/15/22	190,000	138,700
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	56,288
Chevron Corp., 2.43%, 6/24/20	80,000	80,385
Cimarex Energy Co., 4.375%, 6/1/24	140,000	135,384
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	152,514
Comstock Resources, Inc., 10.00%, 3/15/20(2)	70,000	56,525
Concho Resources, Inc., 5.50%, 10/1/22	200,000	198,000
Concho Resources, Inc., 5.50%, 4/1/23	195,000	193,538
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	100,037
CONSOL Energy, Inc., 5.875%, 4/15/22	100,000	72,875
Continental Resources, Inc., 3.80%, 6/1/24	100,000	84,468
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	43,050
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	84,375
Devon Energy Corp., 5.00%, 6/15/45	40,000	38,195
Ecopetrol SA, 4.125%, 1/16/25	80,000	70,696
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	50,000	14,750
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	44,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24	100,000	20,250
EOG Resources, Inc., 5.625%, 6/1/19	380,000	426,059
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,203
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	265,000	257,977
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	55,000	47,025
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	43,800
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	234,158
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(2)	35,000	33,775
Halcon Resources Corp., 8.625%, 2/1/20(2)	70,000	61,688
Halcon Resources Corp., 8.875%, 5/15/21	90,000	32,850
Hess Corp., 6.00%, 1/15/40	90,000	89,891
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	63,350
Laredo Petroleum, Inc., 5.625%, 1/15/22	75,000	68,250
Laredo Petroleum, Inc., 6.25%, 3/15/23	85,000	78,625
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	110,000	46,200
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	63,163
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	80,000	30,000
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	70,858
MEG Energy Corp., 6.50%, 3/15/21(2)	50,000	41,750
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	123,750
Newfield Exploration Co., 5.75%, 1/30/22	140,000	138,775
Newfield Exploration Co., 5.625%, 7/1/24	90,000	87,975
Noble Energy, Inc., 4.15%, 12/15/21	300,000	298,643
Noble Energy, Inc., 5.875%, 6/1/22	95,000	96,380
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	104,375
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	50,000	52,873
Peabody Energy Corp., 6.00%, 11/15/18	85,000	28,688

Peabody Energy Corp., 6.50%, 9/15/20		25,000	6,719
Peabody Energy Corp., 6.25%, 11/15/21		90,000	24,075
Peabody Energy Corp., 10.00%, 3/15/22(2)		50,000	20,250
Penn Virginia Corp., 8.50%, 5/1/20		70,000	18,550
Petrobras Global Finance BV, 5.75%, 1/20/20		390,000	355,731
Petrobras Global Finance BV, 5.375%, 1/27/21		190,000	166,953
Petrobras Global Finance BV, 5.625%, 5/20/43		60,000	41,802
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	207,480
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	40,700
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	65,293
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	71,715
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	200,158
Phillips 66, 4.30%, 4/1/22		260,000	271,703
Phillips 66, 4.65%, 11/15/34		160,000	156,239
QEP Resources, Inc., 5.375%, 10/1/22		415,000	362,087
QEP Resources, Inc., 5.25%, 5/1/23		125,000	108,125
Range Resources Corp., 5.75%, 6/1/21		110,000	106,700
Range Resources Corp., 5.00%, 8/15/22		160,000	148,400
Rice Energy, Inc., 6.25%, 5/1/22		65,000	58,175
Sabine Pass LNG LP, 6.50%, 11/1/20		30,000	30,450
Sanchez Energy Corp., 6.125%, 1/15/23		90,000	67,950
SandRidge Energy, Inc., 7.50%, 3/15/21		105,000	31,894
Shell International Finance BV, 2.375%, 8/21/22		280,000	267,844
Shell International Finance BV, 3.625%, 8/21/42		65,000	56,086
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	100,000	107,808
SM Energy Co., 6.50%, 1/1/23		$70,000	67,900
SM Energy Co., 5.00%, 1/15/24		80,000	69,200
Statoil ASA, 2.45%, 1/17/23		230,000	218,431
Statoil ASA, 3.95%, 5/15/43		50,000	46,805
Statoil ASA, 4.80%, 11/8/43		130,000	138,958
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		100,000	95,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		140,000	134,750
Talisman Energy, Inc., 7.75%, 6/1/19		125,000	141,111
Tesoro Corp., 4.25%, 10/1/17		100,000	102,750
Tesoro Corp., 5.375%, 10/1/22		20,000	20,050
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	104,995
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	100,000	112,381
Total Capital SA, 2.125%, 8/10/18		$150,000	151,674
Whiting Petroleum Corp., 5.75%, 3/15/21		150,000	135,000
WPX Energy, Inc., 5.25%, 1/15/17		135,000	133,313
WPX Energy, Inc., 8.25%, 8/1/23		70,000	67,550
			10,584,389
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)		220,000	220,051
International Paper Co., 6.00%, 11/15/41		50,000	53,204
Sappi Papier Holding GmbH, 6.625%, 4/15/21(2)		200,000	206,000
			479,255
Personal Products — 0.1%
Avon Products, Inc., 5.75%, 3/15/23		95,000	71,844
Procter & Gamble Co. (The), 3.15%, 9/1/15		668,000	668,000
			739,844
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		170,000	169,944

AbbVie, Inc., 2.90%, 11/6/22	210,000	202,895
AbbVie, Inc., 3.60%, 5/14/25	70,000	68,972
AbbVie, Inc., 4.40%, 11/6/42	240,000	221,685
Actavis Funding SCS, 3.85%, 6/15/24	230,000	224,365
Actavis Funding SCS, 4.55%, 3/15/35	110,000	101,157
Actavis, Inc., 1.875%, 10/1/17	220,000	219,269
Actavis, Inc., 3.25%, 10/1/22	270,000	259,564
Actavis, Inc., 4.625%, 10/1/42	70,000	65,445
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(2)	60,000	64,275
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	155,000	156,550
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	135,000	140,737
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	134,225
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	44,000	43,409
Merck & Co., Inc., 2.40%, 9/15/22	180,000	173,346
Perrigo Finance plc, 3.90%, 12/15/24	200,000	194,113
Sanofi, 4.00%, 3/29/21	23,000	24,479
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(2)	100,000	104,813
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	102,000
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(2)	50,000	51,875
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	225,000	235,125
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	85,000	91,481
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	120,000	124,800
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	225,000	237,656
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	80,000	81,300
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(2)	145,000	148,806
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	235,000	242,637
		3,884,923
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	183,916
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23(2)	140,000	127,400
Corrections Corp. of America, 4.125%, 4/1/20	110,000	111,100
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	76,312
DDR Corp., 3.625%, 2/1/25	130,000	122,423
DuPont Fabros Technology LP, 5.875%, 9/15/21	25,000	25,875
Essex Portfolio LP, 3.625%, 8/15/22	100,000	101,312
Essex Portfolio LP, 3.375%, 1/15/23	80,000	79,060
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,341
HCP, Inc., 3.75%, 2/1/16	210,000	212,347
Health Care REIT, Inc., 2.25%, 3/15/18	60,000	60,118
Health Care REIT, Inc., 3.75%, 3/15/23	160,000	158,202
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	345,841
Hospitality Properties Trust, 4.50%, 3/15/25	130,000	127,482
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	96,647
iStar, Inc., 5.00%, 7/1/19	100,000	97,375
Kilroy Realty LP, 3.80%, 1/15/23	160,000	157,792
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	140,000	147,700
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,750
Realty Income Corp., 4.125%, 10/15/26	80,000	79,962
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,525
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	178,834
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	200,000	201,011
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	90,000	96,610
		2,963,935

Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23		125,000	126,255
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)		160,000	161,600
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	98,433	143,935
			431,790

Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	276,687
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		100,000	103,948
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		50,000	51,395
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	152,112
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	63,603
CSX Corp., 4.25%, 6/1/21		140,000	149,526
CSX Corp., 3.40%, 8/1/24		200,000	198,844
Firstgroup plc, 6.125%, 1/18/19	GBP	50,000	83,918
Norfolk Southern Corp., 5.75%, 4/1/18		$40,000	43,868
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	70,359
Union Pacific Corp., 4.00%, 2/1/21		100,000	107,302
Union Pacific Corp., 4.75%, 9/15/41		220,000	232,929
			1,534,491
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		30,000	19,500
Advanced Micro Devices, Inc., 7.00%, 7/1/24		75,000	48,000
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	73,219
Freescale Semiconductor, Inc., 6.00%, 1/15/22(2)		345,000	361,387
Intel Corp., 3.70%, 7/29/25		100,000	101,182
Micron Technology, Inc., 5.25%, 8/1/23(2)		100,000	93,750
Micron Technology, Inc., 5.50%, 2/1/25		160,000	149,200
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)		65,000	65,244
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)		50,000	52,375
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)		50,000	51,875
			1,015,732
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)		135,000	142,256
BMC Software Finance, Inc., 8.125%, 7/15/21(2)		25,000	20,531
Infor US, Inc., 6.50%, 5/15/22(2)		125,000	117,500
Intuit, Inc., 5.75%, 3/15/17		571,000	605,298
Microsoft Corp., 2.375%, 5/1/23		90,000	85,878
Microsoft Corp., 2.70%, 2/12/25		170,000	164,063
Nuance Communications, Inc., 5.375%, 8/15/20(2)		100,000	101,000
Oracle Corp., 3.625%, 7/15/23		280,000	286,766
Oracle Corp., 3.40%, 7/8/24		140,000	141,131
			1,664,423
Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		100,000	104,750
Ashtead Capital, Inc., 5.625%, 10/1/24(2)		70,000	69,869
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)		100,000	99,000
Claire's Stores, Inc., 9.00%, 3/15/19(2)		40,000	33,900
Hertz Corp. (The), 6.75%, 4/15/19		125,000	128,125
Hertz Corp. (The), 5.875%, 10/15/20		50,000	50,768
Hertz Corp. (The), 7.375%, 1/15/21		200,000	209,500
Hertz Corp. (The), 6.25%, 10/15/22		75,000	76,688
Home Depot, Inc. (The), 5.95%, 4/1/41		260,000	321,911
Michaels Stores, Inc., 5.875%, 12/15/20(2)		105,000	110,512

Party City Holdings, Inc., 8.875%, 8/1/20	50,000	53,375
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	150,000	155,625
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	68,950
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	78,000
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	86,200
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	122,812
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	87,750
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	26,938
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	76,688
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	167,875
United Rentals North America, Inc., 5.50%, 7/15/25	210,000	202,387
		2,331,623
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	170,000	168,223
Apple, Inc., 2.85%, 5/6/21	180,000	183,242
Apple, Inc., 3.45%, 5/6/24	380,000	386,846
CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	220,000	214,500
Dell, Inc., 2.30%, 9/10/15	100,000	99,563
Dell, Inc., 3.10%, 4/1/16	40,000	40,000
Dell, Inc., 5.875%, 6/15/19	125,000	129,988
Hewlett-Packard Co., 4.30%, 6/1/21	125,000	130,200
NCR Corp., 5.00%, 7/15/22	40,000	39,050
		1,391,612
Textiles, Apparel and Luxury Goods — 0.1%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	73,000	75,555
L Brands, Inc., 7.00%, 5/1/20	50,000	57,500
L Brands, Inc., 6.625%, 4/1/21	80,000	90,400
L Brands, Inc., 5.625%, 2/15/22	275,000	295,625
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	210,000	223,125
PVH Corp., 4.50%, 12/15/22	50,000	50,125
		792,330
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	400,000	385,181
Philip Morris International, Inc., 4.125%, 5/17/21	280,000	301,144
Reynolds American, Inc., 4.45%, 6/12/25	220,000	226,255
		912,580
Wireless Telecommunication Services — 0.1%
Sprint Communications, 9.00%, 11/15/18(2)	160,000	178,600
Sprint Communications, 7.00%, 3/1/20(2)	110,000	117,117
Sprint Communications, 6.00%, 11/15/22	225,000	203,062
Sprint Corp., 7.25%, 9/15/21	275,000	268,125
Sprint Corp., 7.875%, 9/15/23	50,000	48,188
Sprint Corp., 7.125%, 6/15/24	335,000	311,550
Sprint Corp., 7.625%, 2/15/25	70,000	65,494
T-Mobile USA, Inc., 6.625%, 11/15/20	135,000	140,063
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	125,700
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	77,531
T-Mobile USA, Inc., 6.625%, 4/1/23	255,000	266,602
T-Mobile USA, Inc., 6.375%, 3/1/25	150,000	153,375
Vodafone Group plc, 5.625%, 2/27/17	230,000	243,124

Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(2)	115,000	115,138
		2,313,669
TOTAL CORPORATE BONDS (Cost $155,525,827)		152,949,642
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 1.76%, 9/15/15	163,556	167,405
FHLMC, VRN, 1.84%, 9/15/15	436,681	448,116
FHLMC, VRN, 1.97%, 9/15/15	329,247	339,062
FHLMC, VRN, 1.98%, 9/15/15	270,961	279,115
FHLMC, VRN, 2.05%, 9/15/15	850,809	866,723
FHLMC, VRN, 2.28%, 9/15/15	365,743	390,596
FHLMC, VRN, 2.32%, 9/15/15	616,883	624,577
FHLMC, VRN, 2.42%, 9/15/15	161,994	173,223
FHLMC, VRN, 2.44%, 9/15/15	663,708	708,261
FHLMC, VRN, 2.50%, 9/15/15	121,567	130,053
FHLMC, VRN, 2.53%, 9/15/15	108,934	115,841
FHLMC, VRN, 2.63%, 9/15/15	119,211	127,159
FHLMC, VRN, 2.86%, 9/15/15	109,706	113,030
FHLMC, VRN, 3.00%, 9/15/15	372,089	395,650
FHLMC, VRN, 3.26%, 9/15/15	293,950	312,762
FHLMC, VRN, 3.74%, 9/15/15	251,143	263,182
FHLMC, VRN, 4.04%, 9/15/15	179,508	188,642
FHLMC, VRN, 4.21%, 9/15/15	304,572	321,600
FHLMC, VRN, 4.65%, 9/15/15	226,942	239,247
FHLMC, VRN, 5.13%, 9/15/15	30,717	32,506
FHLMC, VRN, 6.12%, 9/15/15	128,593	136,828
FNMA, VRN, 1.90%, 9/25/15	362,631	381,721
FNMA, VRN, 1.94%, 9/25/15	586,577	615,377
FNMA, VRN, 1.94%, 9/25/15	504,331	530,712
FNMA, VRN, 1.94%, 9/25/15	971,051	1,020,394
FNMA, VRN, 1.94%, 9/25/15	450,076	472,024
FNMA, VRN, 1.96%, 9/25/15	677,976	712,303
FNMA, VRN, 2.25%, 9/25/15	102,894	109,538
FNMA, VRN, 2.31%, 9/25/15	127,728	136,759
FNMA, VRN, 2.34%, 9/25/15	96,239	103,026
FNMA, VRN, 2.40%, 9/25/15	382,326	408,119
FNMA, VRN, 2.70%, 9/25/15	399,054	409,985
FNMA, VRN, 3.36%, 9/25/15	233,122	244,133
FNMA, VRN, 3.64%, 9/25/15	227,232	237,843
FNMA, VRN, 3.92%, 9/25/15	210,112	222,647
FNMA, VRN, 5.07%, 9/25/15	329,932	351,576
		12,329,735
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.6%
FHLMC, 6.50%, 6/1/16	6,197	6,261
FHLMC, 6.50%, 6/1/16	4,715	4,783
FHLMC, 4.50%, 1/1/19	223,804	232,710
FHLMC, 5.00%, 10/1/19	4,623	4,820
FHLMC, 5.00%, 11/1/19	30,638	32,114
FHLMC, 5.50%, 11/1/19	1,453	1,525
FHLMC, 5.50%, 11/1/19	1,705	1,787
FHLMC, 5.50%, 11/1/19	2,814	2,957
FHLMC, 5.50%, 11/1/19	1,202	1,250

FHLMC, 5.50%, 11/1/19	984	1,031
FHLMC, 5.50%, 12/1/19	2,439	2,569
FHLMC, 5.00%, 2/1/20	1,997	2,082
FHLMC, 5.00%, 2/1/20	818	853
FHLMC, 5.50%, 3/1/20	4,045	4,272
FHLMC, 5.50%, 3/1/20	3,284	3,460
FHLMC, 5.50%, 3/1/20	4,928	5,209
FHLMC, 5.00%, 5/1/20	2,121	2,212
FHLMC, 5.00%, 5/1/20	5,405	5,636
FHLMC, 5.00%, 5/1/20	7,113	7,430
FHLMC, 4.50%, 7/1/20	23,861	24,977
FHLMC, 4.00%, 10/1/20	7,495	7,844
FHLMC, 8.00%, 6/1/26	4,676	4,854
FHLMC, 8.00%, 6/1/26	497	595
FHLMC, 8.00%, 7/1/26	697	700
FHLMC, 7.00%, 8/1/29	2,345	2,658
FHLMC, 8.00%, 7/1/30	13,649	16,980
FHLMC, 5.50%, 12/1/33	269,054	306,995
FHLMC, 6.50%, 5/1/34	9,474	11,335
FHLMC, 5.50%, 6/1/35	19,105	21,302
FHLMC, 5.00%, 9/1/35	8,219	9,042
FHLMC, 5.00%, 9/1/35	5,443	5,987
FHLMC, 5.50%, 10/1/35	51,335	57,648
FHLMC, 5.50%, 10/1/35	25,212	28,582
FHLMC, 5.00%, 11/1/35	106,959	117,884
FHLMC, 5.00%, 11/1/35	143,059	158,809
FHLMC, 6.50%, 3/1/36	4,657	5,324
FHLMC, 6.50%, 3/1/36	2,900	3,315
FHLMC, 5.50%, 1/1/38	208,411	232,088
FHLMC, 6.00%, 2/1/38	115,272	130,252
FHLMC, 6.00%, 11/1/38	462,917	522,952
FHLMC, 6.50%, 7/1/47	15,942	17,655
FNMA, 3.00%, 9/14/15(4)	500,000	502,227
FNMA, 3.50%, 9/14/15(4)	4,650,000	4,819,015
FNMA, 4.00%, 9/14/15(4)	2,820,000	2,995,700
FNMA, 4.50%, 9/14/15(4)	2,550,000	2,763,067
FNMA, 5.00%, 9/14/15(4)	300,000	330,797
FNMA, 5.50%, 9/14/15(4)	225,000	251,754
FNMA, 4.00%, 6/1/19	2,604	2,727
FNMA, 4.50%, 6/1/19	51,115	53,398
FNMA, 4.50%, 12/1/19	5,314	5,527
FNMA, 5.00%, 3/1/20	10,174	10,762
FNMA, 5.00%, 3/1/20	10,026	10,622
FNMA, 5.00%, 4/1/20	6,136	6,421
FNMA, 5.00%, 5/1/20	2,450	2,552
FNMA, 5.00%, 5/1/20	7,553	7,868
FNMA, 5.00%, 7/1/20	9,553	10,069
FNMA, 2.625%, 9/6/24	540,000	544,629
FNMA, 7.00%, 5/1/26	2,971	3,288
FNMA, 7.00%, 6/1/26	1,662	1,943
FNMA, 7.50%, 3/1/27	1,336	1,340
FNMA, 6.50%, 4/1/29	11,134	12,788
FNMA, 6.50%, 6/1/29	11,898	13,666

FNMA, 6.50%, 6/1/29	18,569	21,328
FNMA, 7.00%, 7/1/29	4,010	4,392
FNMA, 6.50%, 8/1/29	21,075	24,207
FNMA, 7.00%, 3/1/30	10,313	11,255
FNMA, 8.00%, 7/1/30	33,349	36,195
FNMA, 7.50%, 9/1/30	7,908	9,207
FNMA, 6.625%, 11/15/30	2,510,000	3,590,186
FNMA, 6.50%, 9/1/31	49,952	57,376
FNMA, 7.00%, 9/1/31	32,757	36,795
FNMA, 6.50%, 1/1/32	13,210	15,169
FNMA, 5.50%, 6/1/33	83,929	94,815
FNMA, 5.50%, 8/1/33	596,224	669,288
FNMA, 5.00%, 11/1/33	545,433	604,393
FNMA, 5.50%, 1/1/34	521,222	586,859
FNMA, 5.50%, 9/1/34	30,844	34,936
FNMA, 5.50%, 10/1/34	28,115	31,469
FNMA, 6.00%, 10/1/34	22,364	25,262
FNMA, 5.00%, 11/1/34	117,917	129,950
FNMA, 5.50%, 3/1/35	1,729	1,932
FNMA, 5.50%, 3/1/35	6,646	7,462
FNMA, 5.50%, 3/1/35	10,292	11,654
FNMA, 5.50%, 3/1/35	23,129	26,254
FNMA, 5.50%, 3/1/35	18,665	21,283
FNMA, 5.00%, 4/1/35	28,314	31,774
FNMA, 6.00%, 5/1/35	11,841	13,476
FNMA, 6.00%, 5/1/35	460	519
FNMA, 6.00%, 6/1/35	28,550	32,555
FNMA, 6.00%, 6/1/35	4,248	4,809
FNMA, 6.00%, 6/1/35	478	543
FNMA, 5.00%, 7/1/35	120,021	134,663
FNMA, 5.50%, 7/1/35	15,820	17,791
FNMA, 6.00%, 7/1/35	50,794	57,862
FNMA, 6.00%, 7/1/35	3,326	3,760
FNMA, 6.00%, 7/1/35	35,391	40,317
FNMA, 5.50%, 8/1/35	7,886	8,943
FNMA, 4.50%, 9/1/35	611,323	664,869
FNMA, 5.50%, 9/1/35	51,947	58,864
FNMA, 5.50%, 9/1/35	1,348	1,522
FNMA, 5.50%, 9/1/35	680	770
FNMA, 5.50%, 9/1/35	13,723	15,559
FNMA, 5.50%, 9/1/35	98,559	111,758
FNMA, 5.00%, 10/1/35	19,750	22,155
FNMA, 5.50%, 10/1/35	211,383	237,326
FNMA, 6.00%, 10/1/35	34,037	38,559
FNMA, 5.50%, 11/1/35	129,014	146,290
FNMA, 6.00%, 11/1/35	18,981	21,445
FNMA, 6.50%, 11/1/35	3,131	3,597
FNMA, 6.50%, 12/1/35	15,840	18,440
FNMA, 6.50%, 4/1/36	12,989	14,921
FNMA, 6.00%, 8/1/36	21,208	24,021
FNMA, 5.00%, 10/1/36	392,084	432,084
FNMA, 5.00%, 11/1/36	269,690	297,240
FNMA, 5.50%, 1/1/37	785,155	881,072

FNMA, 6.00%, 5/1/37		19,851	22,445
FNMA, 6.00%, 7/1/37		4,049	4,584
FNMA, 6.50%, 8/1/37		12,554	14,033
FNMA, 6.50%, 8/1/37		345,781	373,910
FNMA, 6.50%, 8/1/37		417,000	448,405
FNMA, 5.00%, 4/1/40		1,820,941	2,012,156
FNMA, 4.00%, 1/1/41		5,386,877	5,808,673
FNMA, 4.50%, 1/1/41		739,788	810,911
FNMA, 5.00%, 6/1/41		1,494,402	1,651,549
FNMA, 4.50%, 7/1/41		1,225,224	1,340,405
FNMA, 4.50%, 9/1/41		3,094,451	3,364,882
FNMA, 4.50%, 9/1/41		35,100	38,184
FNMA, 4.00%, 12/1/41		2,507,665	2,694,663
FNMA, 4.00%, 1/1/42		48,136	51,398
FNMA, 3.50%, 5/1/42		2,079,210	2,160,222
FNMA, 3.50%, 6/1/42		982,023	1,023,281
FNMA, 3.00%, 11/1/42		1,457,612	1,471,291
FNMA, 6.50%, 8/1/47		94,141	105,203
FNMA, 6.50%, 8/1/47		51,376	57,383
FNMA, 6.50%, 9/1/47		96,052	107,375
FNMA, 6.50%, 9/1/47		5,304	5,932
FNMA, 6.50%, 9/1/47		36,067	40,318
FNMA, 6.50%, 9/1/47		52,419	58,618
FNMA, 6.50%, 9/1/47		13,998	15,643
GNMA, 3.50%, 9/21/15(4)		350,000	364,451
GNMA, 4.00%, 9/21/15(4)		2,930,000	3,106,201
GNMA, 9.00%, 4/20/25		970	1,110
GNMA, 7.50%, 10/15/25		2,670	2,756
GNMA, 6.00%, 4/15/26		701	788
GNMA, 6.00%, 4/15/26		259	291
GNMA, 7.50%, 6/15/26		2,577	2,702
GNMA, 7.00%, 12/15/27		12,790	13,133
GNMA, 7.50%, 12/15/27		16,831	19,179
GNMA, 6.00%, 5/15/28		28,614	32,169
GNMA, 6.00%, 5/15/28		16,021	18,011
GNMA, 6.50%, 5/15/28		6,276	7,177
GNMA, 7.00%, 5/15/31		32,069	38,543
GNMA, 5.50%, 11/15/32		121,876	140,029
GNMA, 6.50%, 10/15/38		1,705,069	1,949,794
GNMA, 4.50%, 5/20/41		2,148,464	2,335,053
GNMA, 4.50%, 6/15/41		667,249	737,166
GNMA, 4.00%, 12/15/41		936,844	996,697
GNMA, 3.50%, 7/20/42		797,962	834,766
GNMA, 3.50%, 4/20/45		441,673	460,759
			58,492,309
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $68,612,816)			70,822,044
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	178,000	140,923
Australia Government Bond, 2.75%, 4/21/24	AUD	1,373,000	989,998
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	430,000	315,357
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	217,000	162,650
			1,608,928

Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	492,000	636,779
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	120,000	158,905
Austria Government Bond, 3.40%, 11/22/22(2)	EUR	106,000	142,454
Austria Government Bond, 1.65%, 10/21/24(2)	EUR	150,000	179,183
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	108,000	176,851
			1,294,172

Belgium — 0.2%
Belgium Government Bond, 4.00%, 3/28/18(2)	EUR	383,000	474,988
Belgium Government Bond, 4.25%, 9/28/22	EUR	450,000	632,326
Belgium Government Bond, 2.25%, 6/22/23	EUR	500,000	624,866
Belgium Government Bond, 5.00%, 3/28/35(2)	EUR	195,000	334,599
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	145,000	239,196
			2,305,975
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$360,000	392,040
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	410,000	316,482
Canadian Government Bond, 4.00%, 6/1/17	CAD	255,000	205,812
Canadian Government Bond, 3.75%, 6/1/19	CAD	220,000	186,910
Canadian Government Bond, 3.25%, 6/1/21	CAD	920,000	790,636
Canadian Government Bond, 4.00%, 6/1/41	CAD	515,000	526,908
Canadian Government Bond, 3.50%, 12/1/45	CAD	34,000	33,072
Province of British Columbia, 3.25%, 12/18/21	CAD	181,000	150,838
Province of British Columbia, 2.85%, 6/18/25	CAD	543,000	433,990
Province of Ontario Canada, 1.00%, 7/22/16		$24,000	24,084
Province of Ontario Canada, 4.40%, 6/2/19	CAD	294,000	250,433
Province of Ontario Canada, 4.65%, 6/2/41	CAD	333,000	317,293
Province of Quebec Canada, 3.00%, 9/1/23	CAD	240,000	194,757
Province of Quebec Canada, 5.00%, 12/1/41	CAD	75,000	74,543
			3,505,758
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	241,730
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	297,250
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	5,600,000	299,412
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	35,000	6,129
Denmark Government Bond, 7.00%, 11/10/24	DKK	710,000	166,334
Denmark Government Bond, 4.50%, 11/15/39	DKK	335,000	80,910
			253,373
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	135,000	162,434
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	75,000	108,018
			270,452
France — 0.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	2,050,000	2,684,203
France Government Bond OAT, 1.75%, 11/25/24	EUR	456,000	544,503
France Government Bond OAT, 5.50%, 4/25/29	EUR	180,000	301,998
France Government Bond OAT, 3.25%, 5/25/45	EUR	690,000	978,678
			4,509,382

Germany — 0.2%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	1,185,000	1,518,893
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	685,000	845,275
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	60,000	66,001
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	60,000	106,472
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	450,000	630,802
			3,167,443

Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	160,000	220,665
Ireland Government Bond, 3.40%, 3/18/24	EUR	173,000	228,172
			448,837
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	750,000	900,531
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	1,970,000	2,277,608
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/24	EUR	505,000	593,782
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	640,000	859,228
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	165,000	249,210
Italy Government International Bond, 6.875%, 9/27/23		$150,000	189,784
			5,070,143
Japan — 1.2%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	431,000,000	3,587,003
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	719,700,000	6,265,371
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	402,900,000	4,060,918
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	142,300,000	1,340,582
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	336,350,000	3,264,458
			18,518,332
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	287,527
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	8,000,000	497,428
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	795,200
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	384,125
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	168,750
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	253,125
			2,098,628
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	985,000	1,284,697
Netherlands Government Bond, 2.25%, 7/15/22(2)	EUR	35,000	43,990
Netherlands Government Bond, 3.75%, 1/15/42(2)	EUR	68,000	113,260
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	30,000	42,716
			1,484,663
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	330,000	226,210
Norway†
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	2,110,000	294,010
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	119,500
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	172,000
			291,500
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	324,375

Philippine Government International Bond, 6.375%, 10/23/34		$100,000	133,250
			457,625
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	780,000	224,389
Poland Government International Bond, 5.125%, 4/21/21		$250,000	280,748
			505,137
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	190,000	137,428
Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	206,241
			343,669
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	445,089
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	161,896
Spain — 0.4%
Spain Government Bond, 5.50%, 7/30/17(2)	EUR	257,000	317,538
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	950,000	1,218,962
Spain Government Bond, 5.85%, 1/31/22(2)	EUR	30,000	42,683
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	895,000	1,196,901
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	2,420,000	2,619,589
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	240,000	369,705
			5,765,378
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,950,000	564,930
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	825,000	979,907
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	147,321
			1,127,228
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	9,400,000	286,408
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$300,000	274,386
United Kingdom — 0.4%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	450,000	715,104
United Kingdom Gilt, 4.50%, 3/7/19	GBP	103,000	176,874
United Kingdom Gilt, 8.00%, 6/7/21	GBP	49,000	102,368
United Kingdom Gilt, 5.00%, 3/7/25	GBP	520,000	1,012,165
United Kingdom Gilt, 4.25%, 6/7/32	GBP	123,000	238,895
United Kingdom Gilt, 4.25%, 3/7/36	GBP	485,000	953,410
United Kingdom Gilt, 4.50%, 12/7/42	GBP	827,000	1,749,794
United Kingdom Gilt, 4.25%, 12/7/55	GBP	238,000	531,590
			5,480,200
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	66,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $65,395,844)			62,343,911
COMMERCIAL PAPER(5) — 2.2%
Bennington Stark Capital Co. LLC, 0.23%, 10/8/15(2)		3,350,000	3,349,112
Chariot Funding LLC, 0.38%, 12/7/15(2)		3,500,000	3,496,418
Crown Point Capital Co. LLC, 0.20%, 9/4/15(2)		3,650,000	3,649,931
Jupiter Securitization Co. LLC, 0.38%, 12/8/15(2)		3,550,000	3,546,310
Lexington Parker Capital Co. LLC, 0.20%, 9/14/15(2)		3,550,000	3,549,765
Liberty Street Funding LLC, 0.22%, 10/1/15(2)		3,550,000	3,549,288

Old Line Funding LLC, 0.28%, 10/2/15(2)	3,550,000	3,549,353
Thunder Bay Funding LLC, 0.30%, 11/18/15(2)	3,450,000	3,447,411
Toronto-Dominion Holdings USA, 0.24%, 9/18/15(2)	3,550,000	3,549,707
Toyota Motor Credit Corp., 0.29%, 11/23/15	3,550,000	3,547,979
TOTAL COMMERCIAL PAPER (Cost $35,235,301)		35,235,274
MUNICIPAL SECURITIES — 2.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	130,000	171,261
California GO, (Building Bonds), 7.55%, 4/1/39	60,000	87,104
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	222,237
California GO, (Building Bonds), 7.60%, 11/1/40	145,000	214,300
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.13%, 9/2/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12 - 4/7/14, Cost $4,300,000)(6)	4,300,000	4,300,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.02%, 9/2/15	2,300,000	2,300,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	230,000	214,160
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.14%, 9/3/15	3,850,000	3,850,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	120,000	154,740
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	155,198
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	30,000	38,724
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	19,598
Metropolitan Water District of Southern California Rev., Series 2011 A-3, VRDN, 0.04%, 9/3/15	2,300,000	2,299,287
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.09%, 9/3/15	4,000,000	4,000,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	248,724
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	187,867
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	40,000	50,275
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.07%, 9/3/15 (SBBPA: Branch Banking & Trust)	500,000	500,000
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	200,000	225,474
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.13%, 9/2/15 (LOC: FNMA)	2,185,000	2,185,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	162,830
Pennsylvania Higher Educational Facilities Authority Rev., Series 2002 K-1, (Association Independent Colleges), VRDN, 0.05%, 9/3/15 (LOC: JPMorgan Chase Bank N.A.)	1,120,000	1,120,000
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	330,000	324,846
Riverside County Industrial Development Authority Rev., (Cal-Mold, Inc.), VRDN, 0.08%, 9/2/15 (LOC: Bank of the West)	1,660,000	1,660,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	325,035
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	207,791
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	194,144
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	161,051
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	15,000	20,369
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	235,585
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.13%, 9/3/15 (LOC: Bank of America N.A.)	3,400,000	3,400,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.01%, 9/3/15 (SBBPA: JPMorgan Chase Bank N.A.)	990,000	990,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.07%, 9/3/15 (LIQ FAC: FHLMC) (Acquired 11/7/11, Cost $3,400,00)(6)	3,400,000	3,400,000
TOTAL MUNICIPAL SECURITIES (Cost $33,101,058)		33,625,600
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	62,168	65,260

Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.51%, 9/1/15	130,213	130,292
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	708,285	554,621
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.76%, 9/1/15	210,612	212,323
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	71,749	72,059
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 9/1/15	392,818	393,063
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	177,127	185,002
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 9/1/15	249,074	247,738
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 9/1/15	308,718	304,459
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.81%, 9/1/15	234,941	232,645
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 9/1/15	368,159	364,895
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.60%, 9/1/15	130,996	125,760
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.30%, 9/1/15	218,919	213,558
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 9/1/15	297,312	296,545
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.53%, 9/1/15	384,341	381,643
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 9/1/15	626,588	630,026
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.78%, 9/1/15	118,811	120,173
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.50%, 9/1/15	218,952	217,169
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 9/1/15	171,596	171,155
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 9/1/15	379,008	382,207
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/15(2)	208,626	208,359
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 9/1/15	470,401	484,027
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	120,377	124,224
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 9/25/15	266,620	263,235
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.52%, 9/1/15	273,959	269,517
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.52%, 9/1/15	85,612	86,197
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 9/1/15	97,670	97,232
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/15	123,639	124,322
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 9/1/15(2)	339,161	349,258
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 9/1/15	249,725	250,366
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 9/1/15	264,376	264,690
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.94%, 9/25/15	666,752	644,492
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	201,499	208,045
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 9/1/15	687,908	685,001
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.45%, 9/1/15	358,247	353,350
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.71%, 9/1/15	224,311	230,511
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 9/1/15	449,665	450,686
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	236,946	242,416
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	251,127	255,885
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	506,459	533,343
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.69%, 9/1/15	754,660	773,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 9/1/15	74,727	76,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 9/1/15	373,634	381,502
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.66%, 9/1/15	104,158	106,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 9/1/15	94,131	93,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 9/1/15	378,160	381,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 9/1/15	110,455	112,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 9/1/15	429,383	430,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	284,458	291,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.83%, 9/1/15	502,228	490,327
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	152,017	156,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	134,812	139,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	107,000	110,738
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 9/1/15	149,795	149,219

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.60%, 9/1/15	180,822	168,374
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	239,582	253,380
		15,540,406
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	755,659	820,032
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	609,098	608,916
		1,428,948
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,057,181)		16,969,354

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/15	282,603	283,202
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,325,000	1,327,330
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 9/15/15(2)	775,000	773,800
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	700,000	694,294
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	850,000	853,382
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(2)	250,000	257,978
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.15%, 9/15/15(2)	1,224,286	1,224,976
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.00%, 9/15/15(2)	1,250,000	1,244,008
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	752,107
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/15	700,000	735,030
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	950,000	994,288
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 9/1/15(2)	625,000	612,276
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	775,000	769,180
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(2)	175,000	176,185
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37	1,300,000	1,295,085
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	425,000	427,015
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/15(2)	1,300,000	1,314,547
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.10%, 9/15/15(2)	825,000	821,241
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	53,510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	475,000	510,002
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	71,448	72,089
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/1/15(2)	700,000	705,764
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,878,676)		15,897,289
ASSET-BACKED SECURITIES(3) — 0.8%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	50,346	53,556
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	700,000	715,660
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21	525,000	525,240
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	175,000	175,964
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.56%, 9/16/15	800,000	797,509
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.70%, 9/15/15(2)	725,000	722,940
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	72,748	75,727
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.45%, 9/15/15	225,000	223,772
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.61%, 9/7/15(2)	842,584	841,019
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	321,571	321,301
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	318,666	318,072
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	950,000	951,290
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.37%, 9/15/15	463,145	462,766
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 9/10/15(2)	917,589	916,044
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	189,079	190,084
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	921,771	913,603

Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.65%, 9/17/15(2)	539,548	540,284
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	356,213	356,183
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	700,000	699,489
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	521,985	519,531
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	600,000	601,714
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	248,096	246,588
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	160,631	161,000
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	508,571	508,195
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.53%, 9/15/15	725,000	725,161
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	83,407	88,516
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	140,558	138,298
TOTAL ASSET-BACKED SECURITIES (Cost $12,801,251)		12,789,506
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF	8,670	519,940
iShares MSCI EAFE Value ETF	10,000	490,400
iShares MSCI Emerging Markets ETF	26,221	887,319
iShares MSCI Japan ETF	13,500	163,620
iShares Russell 1000 Growth ETF	2,618	250,804
iShares Russell Mid-Cap Value ETF	9,591	669,068
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,882,006)		2,981,151
RIGHTS†
Internet Software and Services†
PChome Online, Inc. (Cost $—)	2,064	—
TEMPORARY CASH INVESTMENTS — 2.1%
SSgA U.S. Government Money Market Fund, Class N	17,528,723	17,528,723
State Street Institutional Liquid Reserves Fund, Premier Class	16,512,752	16,512,752
U.S. Treasury Bills, 0.04%, 11/12/15(7)	50,000	50,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,091,470)		34,091,475
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $1,516,387,773)		1,642,591,755
OTHER ASSETS AND LIABILITIES — (0.7)%		(11,611,052)
TOTAL NET ASSETS — 100.0%		$1,630,980,703

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	147,170	USD	112,357	Barclays Bank plc	9/16/15	(7,698)
AUD	45,839	USD	33,591	JPMorgan Chase Bank N.A.	9/16/15	(993)
USD	1,021,907	AUD	1,338,537	Barclays Bank plc	9/16/15	70,015
USD	42,230	AUD	55,000	JPMorgan Chase Bank N.A.	9/16/15	3,117
USD	30,178	AUD	41,587	State Street Bank & Trust Co.	9/16/15	604
USD	219,451	AUD	310,000	Westpac Group	9/16/15	(1,004)
USD	106,186	AUD	150,000	Westpac Group	9/16/15	(486)
BRL	13,845	USD	4,324	UBS AG	9/16/15	(526)
BRL	8,888	USD	2,776	UBS AG	9/16/15	(338)
CAD	322,382	USD	260,000	Barclays Bank plc	9/16/15	(14,969)
CAD	117,793	USD	95,000	Barclays Bank plc	9/16/15	(5,469)
CAD	261,940	USD	200,000	JPMorgan Chase Bank N.A.	9/16/15	(909)
CAD	104,776	USD	80,000	JPMorgan Chase Bank N.A.	9/16/15	(363)

CAD	39,742	USD	30,507	State Street Bank & Trust Co.	9/16/15	(300)
CAD	113,460	USD	85,173	JPMorgan Chase Bank N.A.	9/30/15	1,062
USD	2,048,170	CAD	2,529,445	Barclays Bank plc	9/16/15	125,628
USD	43,652	CAD	53,909	Barclays Bank plc	9/16/15	2,677
USD	204,662	CAD	259,155	Barclays Bank plc	9/16/15	7,687
USD	119,492	CAD	151,308	Barclays Bank plc	9/16/15	4,488
USD	200,000	CAD	257,516	Barclays Bank plc	9/16/15	4,271
USD	90,000	CAD	115,882	Barclays Bank plc	9/16/15	1,922
USD	70,000	CAD	92,105	Barclays Bank plc	9/16/15	(6)
USD	250,000	CAD	328,946	Barclays Bank plc	9/16/15	(20)
USD	20,149	CAD	24,895	JPMorgan Chase Bank N.A.	9/16/15	1,227
USD	96,662	CAD	128,199	JPMorgan Chase Bank N.A.	9/30/15	(775)
USD	1,542,306	CAD	2,045,499	JPMorgan Chase Bank N.A.	9/30/15	(12,370)
USD	1,675,684	CAD	2,222,392	JPMorgan Chase Bank N.A.	9/30/15	(13,439)
USD	1,652,723	CAD	2,191,940	JPMorgan Chase Bank N.A.	9/30/15	(13,255)
USD	105,197	CAD	139,816	JPMorgan Chase Bank N.A.	9/30/15	(1,070)
USD	98,498	CAD	130,913	JPMorgan Chase Bank N.A.	9/30/15	(1,002)
USD	85,067	CAD	113,194	JPMorgan Chase Bank N.A.	9/30/15	(965)
USD	75,565	CAD	100,550	JPMorgan Chase Bank N.A.	9/30/15	(857)
CHF	147,050	USD	158,552	UBS AG	9/16/15	(6,360)
USD	155,988	CHF	149,839	JPMorgan Chase Bank N.A.	9/16/15	910
USD	651,597	CHF	604,328	UBS AG	9/16/15	26,138
USD	20,156	CHF	19,483	UBS AG	9/16/15	(8)
CLP	117,363,454	USD	184,172	UBS AG	9/16/15	(15,003)
CLP	269,060,001	USD	422,220	UBS AG	9/16/15	(34,396)
USD	105,000	CLP	67,462,500	UBS AG	9/16/15	7,759
USD	240,000	CLP	154,200,000	UBS AG	9/16/15	17,735
USD	65,000	CLP	42,071,250	UBS AG	9/16/15	4,358
USD	180,000	CLP	116,505,000	UBS AG	9/16/15	12,069
USD	105,000	CLP	71,631,000	UBS AG	9/16/15	1,751
USD	250,000	CLP	170,550,000	UBS AG	9/16/15	4,168
CNY	1,229,040	USD	199,828	UBS AG	9/16/15	(7,994)
CNY	513,331	USD	83,462	UBS AG	9/16/15	(3,339)
USD	83,890	CNY	515,001	Westpac Group	9/16/15	3,507
USD	199,311	CNY	1,223,570	Westpac Group	9/16/15	8,331
CZK	1,090,817	USD	45,000	Barclays Bank plc	9/16/15	294
CZK	2,908,846	USD	120,000	Barclays Bank plc	9/16/15	784
USD	260,767	CZK	6,321,292	Deutsche Bank	9/16/15	(1,711)
USD	150,861	CZK	3,657,037	Deutsche Bank	9/16/15	(990)
DKK	423,727	USD	64,269	Barclays Bank plc	9/16/15	(544)
USD	92,272	DKK	608,354	Barclays Bank plc	9/16/15	780
EUR	65,000	USD	72,644	Barclays Bank plc	9/16/15	310
EUR	50,000	USD	55,324	Barclays Bank plc	9/16/15	795
EUR	85,000	USD	94,154	Barclays Bank plc	9/16/15	1,248
EUR	400,000	USD	439,354	Barclays Bank plc	9/16/15	9,596
EUR	50,000	USD	56,359	Barclays Bank plc	9/16/15	(240)
EUR	50,000	USD	55,869	Deutsche Bank	9/16/15	250
EUR	170,000	USD	190,584	JPMorgan Chase Bank N.A.	9/16/15	220
EUR	135,000	USD	149,840	UBS AG	9/16/15	1,681
EUR	530,000	USD	591,242	Westpac Group	9/16/15	3,618
EUR	100,000	USD	111,555	Westpac Group	9/16/15	683
EUR	3,478	USD	3,961	UBS AG	9/30/15	(57)
USD	449,490	EUR	396,714	Barclays Bank plc	9/16/15	4,228

USD	21,811,264	EUR	19,250,317	Barclays Bank plc	9/16/15	205,166
USD	387,692	EUR	350,000	Barclays Bank plc	9/16/15	(5,140)
USD	72,630	EUR	65,000	Deutsche Bank	9/16/15	(324)
USD	205,056	EUR	185,000	JPMorgan Chase Bank N.A.	9/16/15	(2,583)
USD	93,244	EUR	85,000	JPMorgan Chase Bank N.A.	9/16/15	(2,158)
USD	49,228	EUR	45,000	JPMorgan Chase Bank N.A.	9/16/15	(1,279)
USD	109,396	EUR	100,000	JPMorgan Chase Bank N.A.	9/16/15	(2,842)
USD	201,222	EUR	179,025	State Street Bank & Trust Co.	9/16/15	289
USD	133,191	EUR	120,000	UBS AG	9/16/15	(1,494)
USD	936,633	EUR	809,742	UBS AG	9/16/15	27,798
USD	29,873	EUR	26,241	UBS AG	9/30/15	415
USD	1,196,502	EUR	1,051,020	UBS AG	9/30/15	16,619
USD	2,443,204	EUR	2,146,136	UBS AG	9/30/15	33,936
USD	729	EUR	648	UBS AG	9/30/15	2
USD	47,466	EUR	42,503	UBS AG	9/30/15	(248)
USD	159,956	EUR	143,231	UBS AG	9/30/15	(837)
USD	670	EUR	597	UBS AG	9/30/15	(1)
GBP	35,000	USD	54,617	JPMorgan Chase Bank N.A.	9/16/15	(914)
GBP	80,000	USD	125,766	Westpac Group	9/16/15	(3,016)
USD	62,518	GBP	40,000	Barclays Bank plc	9/16/15	1,143
USD	62,365	GBP	40,000	Barclays Bank plc	9/16/15	990
USD	112,699	GBP	73,302	Deutsche Bank	9/16/15	227
USD	4,376,363	GBP	2,846,476	Deutsche Bank	9/16/15	8,809
USD	69,233	GBP	45,000	State Street Bank & Trust Co.	9/16/15	186
USD	169,236	GBP	110,000	State Street Bank & Trust Co.	9/16/15	455
USD	74,638	GBP	47,815	UBS AG	9/16/15	1,272
HKD	24,971	USD	3,220	Deutsche Bank	9/16/15	2
HUF	283,076	USD	1,020	Deutsche Bank	9/16/15	(7)
HUF	1,183,427	USD	4,266	Deutsche Bank	9/16/15	(30)
HUF	66,689,208	USD	240,000	Deutsche Bank	9/16/15	(1,280)
HUF	27,787,170	USD	100,000	Deutsche Bank	9/16/15	(533)
USD	252,713	HUF	69,799,583	Barclays Bank plc	9/16/15	2,859
USD	104,189	HUF	28,777,106	Barclays Bank plc	9/16/15	1,179
ILS	336,460	USD	88,071	Barclays Bank plc	9/16/15	(2,307)
INR	9,293,050	USD	145,000	UBS AG	9/16/15	(5,332)
INR	23,072,400	USD	360,000	UBS AG	9/16/15	(13,237)
USD	215,000	INR	14,268,475	UBS AG	9/16/15	554
USD	540,000	INR	35,837,100	UBS AG	9/16/15	1,392
JPY	7,990,977	USD	65,000	Barclays Bank plc	9/16/15	926
JPY	6,191,700	USD	50,000	Barclays Bank plc	9/16/15	1,082
JPY	95,238,167	USD	766,583	Deutsche Bank	9/16/15	19,134
JPY	10,297,572	USD	85,000	JPMorgan Chase Bank N.A.	9/16/15	(45)
JPY	11,030,814	USD	90,000	JPMorgan Chase Bank N.A.	9/16/15	1,004
JPY	11,080,566	USD	90,000	State Street Bank & Trust Co.	9/16/15	1,415
JPY	18,662,100	USD	150,000	Westpac Group	9/16/15	3,963
JPY	48,521,460	USD	390,000	Westpac Group	9/16/15	10,303
USD	10,695,759	JPY	1,328,812,422	Deutsche Bank	9/16/15	(266,966)
USD	119,314	JPY	14,673,122	Deutsche Bank	9/16/15	(1,739)
USD	41,753	JPY	5,134,675	Deutsche Bank	9/16/15	(609)
USD	75,000	JPY	9,196,050	JPMorgan Chase Bank N.A.	9/16/15	(868)
USD	36,806	JPY	4,573,996	JPMorgan Chase Bank N.A.	9/16/15	(929)
USD	27,605	JPY	3,430,497	JPMorgan Chase Bank N.A.	9/16/15	(697)
USD	65,000	JPY	7,948,070	Westpac Group	9/16/15	(572)

USD	310,442	JPY	37,158,989	Credit Suisse AG	9/30/15	3,794
USD	12,030	JPY	1,448,826	Credit Suisse AG	9/30/15	73
USD	12,712	JPY	1,539,798	Credit Suisse AG	9/30/15	5
KRW	940,350,290	USD	844,348	Westpac Group	9/16/15	(49,413)
KRW	240,861,202	USD	216,271	Westpac Group	9/16/15	(12,657)
USD	220,000	KRW	257,121,348	UBS AG	9/16/15	2,640
USD	50,000	KRW	58,436,670	UBS AG	9/16/15	600
USD	40,000	KRW	44,784,000	Westpac Group	9/16/15	2,141
USD	140,000	KRW	164,500,000	Westpac Group	9/16/15	938
USD	360,000	KRW	423,000,000	Westpac Group	9/16/15	2,413
MXN	3,542,474	USD	230,000	Barclays Bank plc	9/17/15	(18,208)
MXN	1,463,196	USD	95,000	Barclays Bank plc	9/17/15	(7,521)
MXN	1,145,123	USD	70,000	Barclays Bank plc	9/17/15	(1,537)
MXN	3,435,369	USD	210,000	Barclays Bank plc	9/17/15	(4,611)
USD	554,682	MXN	8,687,195	Barclays Bank plc	9/17/15	35,305
USD	93,735	MXN	1,468,036	Barclays Bank plc	9/17/15	5,966
USD	330,000	MXN	5,537,474	Barclays Bank plc	9/17/15	(1,066)
USD	130,000	MXN	2,181,429	Barclays Bank plc	9/17/15	(420)
MYR	175,095	USD	45,000	UBS AG	9/17/15	(3,038)
MYR	594,160	USD	140,000	UBS AG	9/17/15	2,392
MYR	212,200	USD	50,000	UBS AG	9/17/15	854
MYR	203,067	USD	53,893	Westpac Group	9/17/15	(5,227)
USD	85,000	MYR	327,566	UBS AG	9/17/15	6,498
USD	240,000	MYR	924,891	UBS AG	9/17/15	18,348
USD	220,000	MYR	831,050	Westpac Group	9/17/15	20,837
USD	135,000	MYR	509,126	Westpac Group	9/17/15	12,987
USD	180,000	MYR	678,834	Westpac Group	9/17/15	17,316
NOK	1,320,754	USD	160,000	JPMorgan Chase Bank N.A.	9/16/15	(386)
NOK	454,009	USD	55,000	JPMorgan Chase Bank N.A.	9/16/15	(133)
NOK	146,484	USD	18,661	UBS AG	9/16/15	(958)
USD	207,056	NOK	1,601,703	Deutsche Bank	9/16/15	13,490
USD	55,239	NOK	427,306	Deutsche Bank	9/16/15	3,599
USD	140,000	NOK	1,169,596	JPMorgan Chase Bank N.A.	9/16/15	(1,346)
USD	60,000	NOK	501,255	JPMorgan Chase Bank N.A.	9/16/15	(577)
NZD	189,620	USD	125,571	Barclays Bank plc	9/16/15	(5,523)
NZD	446,664	USD	295,792	Barclays Bank plc	9/16/15	(13,009)
NZD	420,000	USD	274,616	State Street Bank & Trust Co.	9/16/15	(8,714)
NZD	160,000	USD	104,616	State Street Bank & Trust Co.	9/16/15	(3,320)
USD	375,912	NZD	531,305	Barclays Bank plc	9/16/15	39,543
USD	153,122	NZD	216,419	Barclays Bank plc	9/16/15	16,107
USD	37,554	NZD	55,000	Barclays Bank plc	9/16/15	2,734
USD	88,764	NZD	130,000	Barclays Bank plc	9/16/15	6,461
USD	259,891	NZD	380,000	Barclays Bank plc	9/16/15	19,313
USD	102,589	NZD	150,000	Barclays Bank plc	9/16/15	7,623
PHP	9,834,300	USD	210,000	UBS AG	9/16/15	93
PHP	3,746,400	USD	80,000	UBS AG	9/16/15	36
USD	190,000	PHP	8,883,450	UBS AG	9/16/15	220
USD	470,000	PHP	21,974,850	UBS AG	9/16/15	544
PLN	53,406	USD	14,395	Deutsche Bank	9/16/15	(258)
USD	111,851	PLN	414,956	Deutsche Bank	9/16/15	2,005
RUB	2,923,833	USD	52,026	UBS AG	9/16/15	(6,695)
SEK	1,962,672	USD	240,000	Barclays Bank plc	9/16/15	(8,100)
SEK	776,891	USD	95,000	Barclays Bank plc	9/16/15	(3,206)

SEK	1,189,700	USD	140,000	Barclays Bank plc	9/16/15	569
SEK	594,850	USD	70,000	Barclays Bank plc	9/16/15	285
SEK	2,105,868	USD	250,000	Barclays Bank plc	9/16/15	(1,181)
SEK	842,347	USD	100,000	Barclays Bank plc	9/16/15	(472)
SEK	502,201	USD	61,272	JPMorgan Chase Bank N.A.	9/16/15	(1,935)
USD	220,000	SEK	1,860,760	Barclays Bank plc	9/16/15	142
USD	115,000	SEK	972,670	Barclays Bank plc	9/16/15	74
USD	100,000	SEK	845,579	Barclays Bank plc	9/16/15	91
USD	250,000	SEK	2,113,948	Barclays Bank plc	9/16/15	226
USD	347,157	SEK	2,845,368	JPMorgan Chase Bank N.A.	9/16/15	10,962
SGD	195,647	USD	140,000	UBS AG	9/16/15	(1,436)
SGD	461,168	USD	330,000	UBS AG	9/16/15	(3,384)
USD	151,662	SGD	205,431	Barclays Bank plc	9/16/15	6,168
USD	104,480	SGD	141,522	Barclays Bank plc	9/16/15	4,249
THB	6,469,560	USD	180,000	UBS AG	9/16/15	366
THB	2,336,230	USD	65,000	UBS AG	9/16/15	132
THB	2,096,560	USD	61,831	Westpac Group	9/16/15	(3,381)
THB	4,019,296	USD	118,493	Westpac Group	9/16/15	(6,439)
THB	6,475,533	USD	190,906	Westpac Group	9/16/15	(10,374)
THB	2,712,080	USD	80,000	Westpac Group	9/16/15	(4,390)
USD	105,000	THB	3,693,690	UBS AG	9/16/15	2,023
USD	270,000	THB	9,498,060	UBS AG	9/16/15	5,203
USD	269,132	THB	9,125,744	Westpac Group	9/16/15	14,715
USD	200,000	THB	6,773,000	Westpac Group	9/16/15	11,175
USD	135,000	THB	4,571,775	Westpac Group	9/16/15	7,543
TRY	426,255	USD	151,359	Deutsche Bank	9/16/15	(5,557)
TRY	399,951	USD	142,019	Deutsche Bank	9/16/15	(5,214)
USD	60,000	TRY	166,710	Barclays Bank plc	9/16/15	2,976
USD	150,000	TRY	416,775	Barclays Bank plc	9/16/15	7,440
TWD	9,487,550	USD	310,000	Westpac Group	9/16/15	(17,860)
TWD	3,825,625	USD	125,000	Westpac Group	9/16/15	(7,202)
USD	119,631	TWD	3,693,600	UBS AG	9/16/15	5,898
USD	289,108	TWD	8,926,200	UBS AG	9/16/15	14,253
USD	340,000	TWD	10,924,200	Westpac Group	9/16/15	3,623
USD	135,000	TWD	4,337,550	Westpac Group	9/16/15	1,439
ZAR	3,156,133	USD	251,732	Barclays Bank plc	9/16/15	(14,290)
ZAR	1,220,567	USD	97,352	Barclays Bank plc	9/16/15	(5,526)
USD	557,069	ZAR	7,046,007	Deutsche Bank	9/16/15	26,985
USD	139,948	ZAR	1,770,113	Deutsche Bank	9/16/15	6,779
						345,215

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
28	U.S. Treasury 10-Year Notes	December 2015	3,557,750	13,562
4	U.S. Treasury Long Bonds	December 2015	618,500	4,741
			4,176,250	18,303

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	6,336,000	Sell	5.00	6/20/20	3.91	(77,406)	348,633

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PJSC	-	Public Joint Stock Company
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $86,186,350, which represented 5.3% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,700,000, which represented 0.5% of total net assets.

(7)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	761,883,425	274,648,492	—
U.S. Treasury Securities	—	168,354,592	—
Corporate Bonds	—	152,949,642	—
U.S. Government Agency Mortgage-Backed Securities	—	70,822,044	—
Sovereign Governments and Agencies	—	62,343,911	—
Commercial Paper	—	35,235,274	—
Municipal Securities	—	33,625,600	—
Collateralized Mortgage Obligations	—	16,969,354	—
Commercial Mortgage-Backed Securities	—	15,897,289	—
Asset-Backed Securities	—	12,789,506	—
Exchange-Traded Funds	2,981,151	—	—
Rights	—	—	—
Temporary Cash Investments	34,041,475	50,000	—
	798,906,051	843,685,704	—
Other Financial Instruments
Futures Contracts	18,303	—	—
Forward Foreign Currency Exchange Contracts	—	1,053,222	—
	18,303	1,053,222	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(77,406)	—
Forward Foreign Currency Exchange Contracts	—	(708,007)	—
	—	(785,413)	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,531,535,055
Gross tax appreciation of investments	$171,069,627
Gross tax depreciation of investments	(60,012,927)
Net tax appreciation (depreciation) of investments	$111,056,700

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
August 31, 2015

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 79.1%
Aerospace and Defense — 1.9%
Astronics Corp.(1)	3,250	167,895
B/E Aerospace, Inc.	15,210	741,487
BAE Systems plc	63,880	439,615
Boeing Co. (The)	19,277	2,519,118
Esterline Technologies Corp.(1)	4,017	328,229
General Dynamics Corp.	8,370	1,188,791
Honeywell International, Inc.	41,991	4,168,447
Huntington Ingalls Industries, Inc.	12,517	1,409,164
L-3 Communications Holdings, Inc.	2,383	251,335
Lockheed Martin Corp.	13,518	2,719,551
Raytheon Co.	9,330	956,885
Spirit AeroSystems Holdings, Inc., Class A(1)	26,275	1,342,915
Textron, Inc.	43,611	1,692,107
Triumph Group, Inc.	1,479	73,048
United Technologies Corp.	19,990	1,831,284
		19,829,871
Air Freight and Logistics — 0.2%
bpost SA	13,204	322,119
Royal Mail plc	54,832	388,047
Sinotrans Ltd., H Shares	680,000	312,359
United Parcel Service, Inc., Class B	6,760	660,114
XPO Logistics, Inc.(1)	3,923	137,697
		1,820,336
Airlines — 0.9%
Air New Zealand Ltd.	114,099	178,620
Airports of Thailand PCL	77,900	599,816
Alaska Air Group, Inc.	15,888	1,189,376
American Airlines Group, Inc.	10,528	410,381
Delta Air Lines, Inc.	18,885	826,785
easyJet plc	5,709	146,316
International Consolidated Airlines Group SA(1)	116,715	954,915
Japan Airlines Co. Ltd.	22,400	797,262
Qantas Airways Ltd.(1)	666,202	1,592,985
Ryanair Holdings plc ADR	10,400	758,680
Spirit Airlines, Inc.(1)	10,300	527,875
United Continental Holdings, Inc.(1)	28,396	1,617,720
		9,600,731
Auto Components — 0.6%
BorgWarner, Inc.	27,673	1,207,650
Continental AG	2,237	475,567
Dana Holding Corp.	2,103	36,887
Delphi Automotive plc	24,624	1,859,604
Faurecia	9,358	337,820
Goodyear Tire & Rubber Co. (The)	12,981	386,444
Hota Industrial Manufacturing Co. Ltd.	317,000	955,793
Koito Manufacturing Co. Ltd.	2,500	85,784

Linamar Corp.	1,257	66,032
NOK Corp.	3,100	76,710
Stoneridge, Inc.(1)	2,547	31,099
Tower International, Inc.(1)	2,886	70,563
Valeo SA	8,015	1,007,332
		6,597,285
Automobiles — 0.7%
Fiat Chrysler Automobiles NV(1)	26,292	369,975
Ford Motor Co.	50,080	694,610
Fuji Heavy Industries Ltd.	31,200	1,099,019
Harley-Davidson, Inc.	14,040	786,942
Honda Motor Co., Ltd. ADR	11,268	354,717
Honda Motor Co., Ltd.	2,200	69,392
Isuzu Motors Ltd.	41,700	475,181
Mitsubishi Motors Corp.	6,800	52,219
Peugeot SA(1)	63,568	1,098,526
Suzuki Motor Corp.	36,500	1,243,261
Thor Industries, Inc.	5,821	317,710
Tofas Turk Otomobil Fabrikasi AS	98,905	613,420
Toyota Motor Corp.	6,200	367,801
		7,542,773
Banks — 5.8%
Alior Bank SA(1)	21,364	496,878
Australia & New Zealand Banking Group Ltd.	27,122	539,087
Banco Santander SA	180,897	1,108,345
Bank Hapoalim BM	125,173	635,059
Bank of America Corp.	190,283	3,109,224
Bank of Hawaii Corp.	5,152	319,733
Bank of Ireland(1)	2,694,043	1,073,208
Bank of the Ozarks, Inc.	3,730	155,914
BankUnited, Inc.	8,458	301,443
Barclays plc	314,920	1,258,467
BB&T Corp.	7,914	292,185
BNP Paribas SA	3,149	198,839
BOC Hong Kong Holdings Ltd.	119,500	403,984
BOK Financial Corp.	5,264	333,106
Capital Bank Financial Corp., Class A(1)	4,749	146,127
Capitec Bank Holdings Ltd.	19,098	695,427
Cathay General Bancorp	3,366	99,735
Chiba Bank Ltd. (The)	53,000	386,893
China Merchants Bank Co. Ltd., H Shares	128,000	304,886
Citigroup, Inc.	47,642	2,547,894
Comerica, Inc.	8,052	354,288
Commerce Bancshares, Inc.	14,843	665,115
Commercial International Bank Egypt S.A.E.	109,960	695,285
Commonwealth Bank of Australia	3,545	189,412
Credicorp Ltd.	7,968	876,321
Credit Agricole SA	15,161	205,601
Cullen / Frost Bankers, Inc.	6,027	389,706
Dah Sing Banking Group Ltd.	38,800	73,294
Eagle Bancorp, Inc.(1)	2,421	101,464
East West Bancorp, Inc.	13,441	543,151
FCB Financial Holdings, Inc., Class A(1)	7,119	234,785

First Financial Bankshares, Inc.	3,764	117,211
First NBC Bank Holding Co.(1)	1,685	58,975
Hachijuni Bank Ltd. (The)	14,000	96,771
Hang Seng Bank Ltd.	25,900	460,850
HDFC Bank Ltd.	79,385	1,226,989
Home Bancshares, Inc.	4,030	153,624
HSBC Holdings plc	173,313	1,366,455
ICICI Bank Ltd. ADR	121,373	1,058,373
Industrial & Commercial Bank of China Ltd., H Shares	2,606,770	1,540,507
ING Groep NV CVA	120,232	1,840,962
Intesa Sanpaolo SpA	623,560	2,276,916
Itau Unibanco Holding SA ADR	93,308	683,015
JPMorgan Chase & Co.	108,588	6,960,491
Juroku Bank Ltd. (The)	44,000	180,014
Kasikornbank PCL	68,400	345,387
KBC Groep NV	33,176	2,202,808
KeyCorp	65,270	896,810
LegacyTexas Financial Group, Inc.	5,483	155,279
Lloyds Banking Group plc	106,077	124,706
M&T Bank Corp.	5,531	653,985
Mitsubishi UFJ Financial Group, Inc.	250,700	1,654,515
Mizrahi Tefahot Bank Ltd.	4,567	53,195
Oversea-Chinese Banking Corp. Ltd.	63,800	403,766
PNC Financial Services Group, Inc. (The)	22,442	2,044,915
PT Bank Mandiri (Persero) Tbk	760,800	492,760
PT Bank Rakyat Indonesia (Persero) Tbk	685,400	518,318
Qatar National Bank SAQ	7,683	377,704
ServisFirst Bancshares, Inc.	2,306	86,452
Seven Bank Ltd.	113,300	484,096
Signature Bank(1)	6,102	814,556
Skandinaviska Enskilda Banken AB, A Shares	84,910	988,410
Southside Bancshares, Inc.	4,712	122,700
Standard Chartered plc	19,665	228,193
Sumitomo Mitsui Financial Group, Inc.	27,900	1,142,373
SunTrust Banks, Inc.	10,332	417,103
Suruga Bank Ltd.	13,600	260,928
SVB Financial Group(1)	4,470	559,108
Texas Capital Bancshares, Inc.(1)	2,485	133,842
U.S. Bancorp	51,060	2,162,391
UMB Financial Corp.	4,066	203,829
United Overseas Bank Ltd.	13,100	179,921
Valley National Bancorp	9,508	89,946
Virgin Money Holdings UK plc	33,350	216,851
Wells Fargo & Co.	79,719	4,251,414
Westamerica Bancorporation	13,510	609,841
Westpac Banking Corp.	40,557	897,620
		60,529,731
Beverages — 1.4%
Anheuser-Busch InBev NV	11,758	1,285,911
Boston Beer Co., Inc. (The), Class A(1)	1,945	398,861
Brown-Forman Corp., Class B	13,064	1,281,578
Coca-Cola Bottling Co. Consolidated	581	89,608
Coca-Cola Co. (The)	8,239	323,957

Constellation Brands, Inc., Class A	18,969	2,428,032
Fomento Economico Mexicano SAB de CV ADR	9,624	856,825
PepsiCo, Inc.	75,700	7,034,801
Pernod-Ricard SA	8,720	915,108
		14,614,681
Biotechnology — 2.3%
ACADIA Pharmaceuticals, Inc.(1)	1,436	52,601
Acceleron Pharma, Inc.(1)	796	23,068
Aimmune Therapeutics, Inc.(1)	1,412	29,779
Alder Biopharmaceuticals, Inc.(1)	1,262	48,902
Alexion Pharmaceuticals, Inc.(1)	8,659	1,490,993
Alnylam Pharmaceuticals, Inc.(1)	2,583	265,817
AMAG Pharmaceuticals, Inc.(1)	8,027	502,009
Amgen, Inc.	22,964	3,485,476
Anacor Pharmaceuticals, Inc.(1)	944	123,107
Biogen, Inc.(1)	13,302	3,954,685
BioMarin Pharmaceutical, Inc.(1)	4,044	522,647
Bluebird Bio, Inc.(1)	178	23,686
Celgene Corp.(1)	20,234	2,389,231
Celldex Therapeutics, Inc.(1)	1,408	20,895
Cepheid, Inc.(1)	1,467	71,502
Chimerix, Inc.(1)	972	47,570
Clovis Oncology, Inc.(1)	589	45,860
Dyax Corp.(1)	2,931	67,472
Dynavax Technologies Corp.(1)	1,470	41,689
Esperion Therapeutics, Inc.(1)	538	25,797
Exact Sciences Corp.(1)	2,056	45,458
Genmab A/S(1)	3,443	309,289
Gilead Sciences, Inc.	53,534	5,624,817
Halozyme Therapeutics, Inc.(1)	2,792	48,748
ImmunoGen, Inc.(1)	2,841	38,240
Incyte Corp.(1)	8,222	955,314
Insmed, Inc.(1)	1,711	41,817
Isis Pharmaceuticals, Inc.(1)	476	23,886
Kite Pharma, Inc.(1)	749	39,824
Ligand Pharmaceuticals, Inc., Class B(1)	449	41,281
Medy-Tox, Inc.	2,006	863,458
Merrimack Pharmaceuticals, Inc.(1)	2,997	30,240
Momenta Pharmaceuticals, Inc.(1)	1,550	30,241
Neurocrine Biosciences, Inc.(1)	1,593	73,883
Novavax, Inc.(1)	5,666	61,023
Ophthotech Corp.(1)	216	9,510
Portola Pharmaceuticals, Inc.(1)	1,033	48,716
Prothena Corp. plc(1)	711	40,904
PTC Therapeutics, Inc.(1)	769	29,368
Radius Health, Inc.(1)	675	41,080
Raptor Pharmaceutical Corp.(1)	2,147	26,043
Regeneron Pharmaceuticals, Inc.(1)	2,798	1,436,773
Repligen Corp.(1)	891	30,365
Sarepta Therapeutics, Inc.(1)	1,055	37,664
Spark Therapeutics, Inc.(1)	430	18,752
TESARO, Inc.(1)	661	34,028
Ultragenyx Pharmaceutical, Inc.(1)	678	75,678

Vertex Pharmaceuticals, Inc.(1)	3,158	402,708
		23,691,894
Building Products — 0.4%
American Woodmark Corp.(1)	59	3,910
Apogee Enterprises, Inc.	2,140	111,601
Caesarstone Sdot-Yam Ltd.	3,205	127,527
Continental Building Products, Inc.(1)	5,080	101,549
Daikin Industries Ltd.	9,700	579,112
Lennox International, Inc.	8,416	993,425
Masco Corp.	19,490	511,223
Masonite International Corp.(1)	2,215	146,301
NCI Building Systems, Inc.(1)	8,246	86,006
Nortek, Inc.(1)	150	12,271
Owens Corning	19,310	855,240
TOTO Ltd.	12,000	176,978
Trex Co., Inc.(1)	2,053	79,677
		3,784,820
Capital Markets — 1.7%
Affiliated Managers Group, Inc.(1)	9,037	1,684,858
Ameriprise Financial, Inc.	24,740	2,787,456
Ares Management LP	4,576	78,936
Artisan Partners Asset Management, Inc., Class A	2,215	90,527
BlackRock, Inc.	2,870	868,089
Credit Suisse Group AG	38,940	1,045,356
Evercore Partners, Inc., Class A	2,494	130,636
Franklin Resources, Inc.	51,904	2,106,264
Goldman Sachs Group, Inc. (The)	7,550	1,423,930
HFF, Inc., Class A	2,293	83,305
Invesco Ltd.	53,350	1,819,768
Investec plc	68,120	554,628
Jafco Co. Ltd.	1,700	74,318
Legg Mason, Inc.	29,890	1,325,024
LPL Financial Holdings, Inc.	10,561	424,763
Magellan Financial Group Ltd.	12,268	167,277
Man Group plc	91,774	225,947
Moelis & Co., Class A	2,360	64,381
Northern Trust Corp.	22,997	1,606,110
SBI Holdings, Inc.	25,300	308,020
State Street Corp.	5,943	427,421
T. Rowe Price Group, Inc.	4,314	310,090
Waddell & Reed Financial, Inc., Class A	1,879	73,412
		17,680,516
Chemicals — 1.6%
Akzo Nobel NV	11,526	780,432
Axalta Coating Systems Ltd.(1)	5,911	172,542
BASF SE	2,363	190,441
Cabot Corp.	27,695	938,030
Chemtura Corp.(1)	2,417	65,742
Chr Hansen Holding A/S	5,289	266,305
Croda International plc	16,899	744,306
Dow Chemical Co. (The)	83,634	3,659,824
Innophos Holdings, Inc.	1,829	87,920
Innospec, Inc.	2,860	140,426

Johnson Matthey plc	23,354	958,989
LG Chem Ltd.	3,391	670,889
Lotte Chemical Corp.	171	35,711
LSB Industries, Inc.(1)	1,089	26,038
LyondellBasell Industries NV, Class A	27,228	2,324,727
Minerals Technologies, Inc.	710	38,191
Mitsubishi Chemical Holdings Corp.	120,600	687,082
Mosaic Co. (The)	11,579	472,771
Nitto Denko Corp.	800	53,925
PolyOne Corp.	2,720	88,318
PPG Industries, Inc.	8,215	782,807
Sherwin-Williams Co. (The)	4,801	1,228,144
Sumitomo Chemical Co. Ltd.	115,000	572,937
Symrise AG	16,725	1,009,529
Teijin Ltd.	78,000	248,344
Tosoh Corp.	30,000	141,791
		16,386,161
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	3,108	99,487
ADT Corp. (The)	18,587	609,282
Brink's Co. (The)	4,136	118,538
Clean Harbors, Inc.(1)	10,994	540,025
Downer EDI Ltd.	27,353	70,466
Herman Miller, Inc.	1,610	43,647
HNI Corp.	1,914	89,460
InnerWorkings, Inc.(1)	5,236	38,013
Kaba Holding AG	502	332,364
KAR Auction Services, Inc.	34,259	1,268,953
Multi-Color Corp.	5,050	332,745
Pitney Bowes, Inc.	13,089	259,293
Republic Services, Inc.	42,849	1,755,952
Societe BIC SA	1,476	234,283
Stericycle, Inc.(1)	6,452	910,635
Tyco International plc	19,026	690,454
Waste Management, Inc.	6,509	325,841
		7,719,438
Communications Equipment — 1.1%
Cisco Systems, Inc.	209,158	5,413,009
F5 Networks, Inc.(1)	54	6,556
Harris Corp.	2,847	218,707
Infinera Corp.(1)	3,563	77,745
Juniper Networks, Inc.	18,896	485,816
Motorola Solutions, Inc.	27,135	1,758,891
Palo Alto Networks, Inc.(1)	1,907	313,167
Polycom, Inc.(1)	6,734	72,458
QUALCOMM, Inc.	42,711	2,416,588
Ruckus Wireless, Inc.(1)	9,395	106,351
Telit Communications plc(1)	10,728	53,919
		10,923,207
Construction and Engineering — 0.2%
China Railway Construction Corp. Ltd., H Shares	449,500	589,276
CIMIC Group Ltd.	8,078	134,577
Great Lakes Dredge & Dock Corp.(1)	8,519	47,281

Hyundai Development Co-Engineering & Construction	10,387	526,046
Larsen & Toubro Ltd.	37,351	900,638
Peab AB	36,508	259,601
		2,457,419
Construction Materials — 0.2%
Cemex SAB de CV ADR(1)	155,432	1,221,695
Headwaters, Inc.(1)	5,927	119,607
Summit Materials, Inc., Class A(1)	4,234	99,330
Titan Cement Co. SA	15,610	327,914
		1,768,546
Consumer Finance — 0.3%
Capital One Financial Corp.	18,230	1,417,382
Credit Acceptance Corp.(1)	391	79,690
Discover Financial Services	33,228	1,785,340
Provident Financial plc	4,987	224,040
		3,506,452
Containers and Packaging — 0.3%
Ball Corp.	12,951	853,600
Bemis Co., Inc.	6,745	286,123
Berry Plastics Group, Inc.(1)	30,755	910,348
Graphic Packaging Holding Co.	11,239	158,470
Smurfit Kappa Group plc	24,311	719,253
Sonoco Products Co.	11,956	470,110
		3,397,904
Distributors†
LKQ Corp.(1)	12,697	380,783
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	2,585	157,995
Capella Education Co.	347	16,917
H&R Block, Inc.	27,211	925,718
Nord Anglia Education, Inc.(1)	3,717	76,347
Steiner Leisure, Ltd.(1)	1,318	83,917
Strayer Education, Inc.(1)	2,966	154,944
		1,415,838
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	12,284	1,646,547
Compass Diversified Holdings	5,362	89,545
Element Financial Corp.(1)	41,174	589,005
Euronext NV	7,334	335,655
Exor SpA	5,714	262,698
Financial Products Group Co. Ltd.	16,700	116,674
Investment AB Kinnevik, B Shares	14,669	414,634
Investor AB, B Shares	17,468	629,104
Japan Exchange Group, Inc.	8,900	277,494
London Stock Exchange Group plc	19,991	770,041
MarketAxess Holdings, Inc.	1,274	115,195
McGraw Hill Financial, Inc.	10,077	977,368
ORIX Corp.	90,700	1,222,451
Zenkoku Hosho Co. Ltd.	4,500	162,391
		7,608,802
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	15,431	512,309
Bezeq The Israeli Telecommunication Corp. Ltd.	61,265	110,077

BT Group plc	123,447	822,411
Cellnex Telecom SAU(1)	10,354	184,041
CenturyLink, Inc.	26,643	720,427
Deutsche Telekom AG	37,250	637,243
Level 3 Communications, Inc.(1)	4,036	180,530
Nippon Telegraph & Telephone Corp.	18,000	687,351
Orange SA	35,885	567,381
Telefonica SA	48,608	686,728
Telstra Corp. Ltd.	73,768	302,908
Thaicom PCL	678,000	595,815
Verizon Communications, Inc.	29,335	1,349,703
		7,356,924
Electric Utilities — 0.7%
ALLETE, Inc.	1,196	57,145
Edison International	14,665	857,609
EDP - Energias de Portugal SA	178,138	624,880
El Paso Electric Co.	1,098	38,869
Endesa SA	21,511	446,564
Enel SpA	79,705	359,195
Great Plains Energy, Inc.	22,117	551,156
NextEra Energy, Inc.	6,409	630,710
OGE Energy Corp.	8,630	241,985
PPL Corp.	30,500	945,195
Southern Co. (The)	3,305	143,470
SSE plc	3,336	74,692
Tokyo Electric Power Co., Inc.(1)	28,300	193,748
Westar Energy, Inc.	33,257	1,215,543
Xcel Energy, Inc.	40,695	1,372,642
		7,753,403
Electrical Equipment — 0.7%
Acuity Brands, Inc.	4,142	807,152
Eaton Corp. plc	31,790	1,813,937
Emerson Electric Co.	19,278	919,946
Gamesa Corp. Tecnologica SA	15,000	226,057
Legrand SA	13,280	766,418
Mabuchi Motor Co. Ltd.	2,500	116,922
Nexans SA(1)	7,494	293,152
Nidec Corp.	12,900	1,011,485
Nordex SE(1)	4,769	137,588
Rockwell Automation, Inc.	8,101	905,935
Thermon Group Holdings, Inc.(1)	1,855	42,442
Vestas Wind Systems A/S	8,201	438,325
		7,479,359
Electronic Equipment, Instruments and Components — 0.7%
AU Optronics Corp.	416,000	134,251
Corning, Inc.	69,408	1,194,512
Ingenico Group	6,884	852,827
Ingram Micro, Inc., Class A	4,024	108,890
Innolux Corp.	347,000	122,649
Keyence Corp.	2,400	1,116,311
Keysight Technologies, Inc.(1)	20,637	661,210
Mercury Systems, Inc.(1)	2,969	47,029
Murata Manufacturing Co. Ltd.	8,100	1,172,557

PAX Global Technology Ltd.	317,000	295,319
TE Connectivity Ltd.	23,419	1,388,513
Universal Display Corp.(1)	1,691	62,296
		7,156,364
Energy Equipment and Services — 0.8%
Baker Hughes, Inc.	12,970	726,320
Cameron International Corp.(1)	16,883	1,127,109
CGG SA(1)	42,204	201,893
Dril-Quip, Inc.(1)	412	28,403
Forum Energy Technologies, Inc.(1)	4,919	77,327
Halliburton Co.	58,689	2,309,412
Helmerich & Payne, Inc.	9,194	542,538
Matrix Service Co.(1)	2,064	41,280
Oceaneering International, Inc.	17,650	773,423
Schlumberger Ltd.	28,257	2,186,244
TGS Nopec Geophysical Co. ASA	27,943	540,464
		8,554,413
Food and Staples Retailing — 2.0%
Alimentation Couche-Tard, Inc., B Shares	15,840	671,237
Axfood AB	4,709	79,763
Carrefour SA	24,793	806,267
Costco Wholesale Corp.	6,496	909,765
CP ALL PCL	716,800	1,019,858
CVS Health Corp.	38,953	3,988,787
Fresh Market, Inc. (The)(1)	2,353	50,660
Jeronimo Martins SGPS SA	75,570	1,047,291
Koninklijke Ahold NV	35,997	711,541
Kroger Co. (The)	74,455	2,568,698
Magnit PJSC GDR	7,178	355,471
Metro AG	16,688	487,449
President Chain Store Corp.	150,000	1,002,735
Raia Drogasil SA	28,500	309,232
Seven & i Holdings Co. Ltd.	25,600	1,117,037
Sundrug Co. Ltd.	3,600	202,516
Sysco Corp.	59,787	2,383,708
United Natural Foods, Inc.(1)	1,507	72,562
Wal-Mart Stores, Inc.	30,069	1,946,366
WM Morrison Supermarkets plc	277,165	711,745
X5 Retail Group NV GDR(1)	39,135	638,343
		21,081,031
Food Products — 2.0%
Amplify Snack Brands, Inc.(1)	4,028	53,089
Archer-Daniels-Midland Co.	29,216	1,314,428
Associated British Foods plc	14,611	715,909
BRF SA ADR	32,833	625,469
Bunge Ltd.	13,315	964,672
Campbell Soup Co.	6,153	295,282
CJ CheilJedang Corp.	1,886	626,673
ConAgra Foods, Inc.	42,126	1,755,812
Danone SA	2,574	159,989
General Mills, Inc.	11,132	631,852
Hain Celestial Group, Inc. (The)(1)	9,836	598,619
Hershey Co. (The)	7,223	646,603

Hormel Foods Corp.	8,310	507,741
Ingredion, Inc.	6,533	564,059
Inventure Foods, Inc.(1)	3,822	33,060
J&J Snack Foods Corp.	789	89,914
J.M. Smucker Co. (The)	5,925	697,491
JBS SA	37,100	143,729
Kellogg Co.	10,810	716,487
Mead Johnson Nutrition Co.	19,754	1,547,528
Mondelez International, Inc., Class A	13,882	588,042
Nestle SA	39,663	2,925,539
Pilgrim's Pride Corp.	56,485	1,184,773
Salmar ASA	3,476	52,945
Sanderson Farms, Inc.	3,382	233,493
Seaboard Corp.(1)	2	6,640
TreeHouse Foods, Inc.(1)	161	12,779
Tyson Foods, Inc., Class A	16,130	681,976
Ulker Biskuvi Sanayi AS	73,481	451,950
Uni-President Enterprises Corp.	106,000	188,960
Universal Robina Corp.	155,920	642,975
Viscofan SA	1,295	75,566
WH Group Ltd.(1)	657,000	345,029
WhiteWave Foods Co. (The), Class A(1)	11,124	513,261
Yamazaki Baking Co. Ltd.	23,000	387,966
		20,980,300
Gas Utilities — 0.3%
Atmos Energy Corp.	9,939	544,558
China Gas Holdings Ltd.	522,000	762,452
Infraestructura Energetica Nova SAB de CV	142,216	632,270
Laclede Group, Inc. (The)	14,921	789,918
Rubis SCA	3,503	248,589
South Jersey Industries, Inc.	1,221	29,426
		3,007,213
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	27,090	1,226,906
ABIOMED, Inc.(1)	644	61,760
Ambu A/S, B Shares	4,482	138,813
Analogic Corp.	350	28,203
Asahi Intecc Co. Ltd.	4,300	174,327
Becton Dickinson and Co.	2,357	332,384
Boston Scientific Corp.(1)	34,314	574,416
C.R. Bard, Inc.	5,548	1,075,147
Cantel Medical Corp.	951	47,198
Cardiovascular Systems, Inc.(1)	4,526	108,986
Cooper Cos., Inc. (The)	7,935	1,288,803
DENTSPLY International, Inc.	13,367	700,564
DexCom, Inc.(1)	7,696	724,501
Entellus Medical, Inc.(1)	803	17,875
Essilor International SA	7,468	891,655
Ginko International Co. Ltd.	50,000	510,204
Glaukos Corp.(1)	1,076	31,602
Globus Medical, Inc.(1)	2,767	67,570
Haemonetics Corp.(1)	2,628	94,897
Hologic, Inc.(1)	22,507	873,497

Intuitive Surgical, Inc.(1)	2,574	1,315,185
Medtronic plc	31,040	2,243,882
Nevro Corp.(1)	1,703	76,686
Nipro Corp.	6,000	68,643
NuVasive, Inc.(1)	12,819	675,818
St. Jude Medical, Inc.	24,659	1,746,104
STERIS Corp.	1,654	105,939
Stryker Corp.	20,663	2,038,405
Sysmex Corp.	4,100	248,905
Teleflex, Inc.	18,701	2,446,091
Utah Medical Products, Inc.	1,288	68,766
Varian Medical Systems, Inc.(1)	1,403	113,994
Zimmer Biomet Holdings, Inc.	22,769	2,357,958
		22,475,684
Health Care Providers and Services — 2.1%
Adeptus Health, Inc., Class A(1)	2,240	223,194
Aetna, Inc.	15,275	1,749,293
Air Methods Corp.(1)	1,009	37,787
AmerisourceBergen Corp.	9,438	944,177
AMN Healthcare Services, Inc.(1)	4,530	152,208
Anthem, Inc.	8,833	1,245,895
Cardinal Health, Inc.	23,659	1,946,426
ExamWorks Group, Inc.(1)	3,948	141,417
Express Scripts Holding Co.(1)	48,232	4,032,195
Fresenius Medical Care AG & Co. KGaA	16,800	1,285,904
Hanger, Inc.(1)	2,324	41,669
HCA Holdings, Inc.(1)	32,406	2,807,008
Laboratory Corp. of America Holdings(1)	6,820	803,464
LifePoint Health, Inc.(1)	13,758	1,074,912
Magellan Health, Inc.(1)	197	11,032
Medipal Holdings Corp.	10,900	188,897
Molina Healthcare, Inc.(1)	672	50,124
National Healthcare Corp.	355	21,428
Owens & Minor, Inc.	628	21,346
Providence Service Corp. (The)(1)	426	19,098
PT Siloam International Hospitals Tbk	519,200	558,001
Quest Diagnostics, Inc.	11,197	759,157
Team Health Holdings, Inc.(1)	9,830	577,414
Teladoc, Inc.(1)	857	22,059
UnitedHealth Group, Inc.	7,498	867,519
Universal Health Services, Inc., Class B	8,128	1,114,674
VCA, Inc.(1)	17,162	950,432
		21,646,730
Health Care Technology — 0.1%
Cerner Corp.(1)	10,606	655,027
Evolent Health, Inc.(1)	3,615	61,455
HMS Holdings Corp.(1)	5,618	58,708
M3, Inc.	6,600	153,085
MedAssets, Inc.(1)	3,668	77,468
Medidata Solutions, Inc.(1)	1,462	70,205
Press Ganey Holdings, Inc.(1)	1,682	54,244
Quality Systems, Inc.	1,343	18,251

RaySearch Laboratories AB(1)	15,239	201,603
		1,350,046
Hotels, Restaurants and Leisure — 1.6%
Accor SA	26,641	1,263,970
Alsea SAB de CV	224,562	694,610
Aristocrat Leisure Ltd.	50,783	305,019
Brinker International, Inc.	26,131	1,388,340
Buffalo Wild Wings, Inc.(1)	833	158,003
Carnival Corp.	7,228	355,834
Carnival plc	22,340	1,128,296
Chipotle Mexican Grill, Inc.(1)	1,751	1,243,228
ClubCorp Holdings, Inc.	17,405	391,787
Compass Group plc	52,490	828,011
Cracker Barrel Old Country Store, Inc.	4,545	655,298
Darden Restaurants, Inc.	21,105	1,435,351
Dave & Buster's Entertainment, Inc.(1)	3,628	124,948
Domino's Pizza Group plc	6,048	79,696
Echo Entertainment Group Ltd.	44,672	156,411
HIS Co. Ltd.	6,400	219,343
La Quinta Holdings, Inc.(1)	33,922	639,430
Las Vegas Sands Corp.	31,635	1,462,486
Marriott International, Inc., Class A	11,250	794,925
McDonald's Corp.	140	13,303
Melia Hotels International SA	19,989	285,430
Papa John's International, Inc.	12,525	842,306
Peak Resorts, Inc.	2,504	17,778
Planet Fitness, Inc., Class A(1)	666	11,861
Red Robin Gourmet Burgers, Inc.(1)	1,251	98,566
Ruth's Hospitality Group, Inc.	433	6,963
Skylark Co. Ltd.	23,300	359,969
Texas Roadhouse, Inc.	4,661	167,749
Vail Resorts, Inc.	1,852	199,849
Whitbread plc	15,331	1,118,734
		16,447,494
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	1,117	18,654
Cavco Industries, Inc.(1)	1,106	79,134
Century Communities, Inc.(1)	3,186	70,092
Coway Co. Ltd.	4,487	320,188
De' Longhi	12,111	299,803
Electrolux AB	27,653	780,987
GoPro, Inc., Class A(1)	3,354	156,263
Harman International Industries, Inc.	10,350	1,011,609
Haseko Corp.	16,600	195,391
Helen of Troy Ltd.(1)	1,004	85,481
Iida Group Holdings Co. Ltd.	11,200	198,438
Installed Building Products, Inc.(1)	4,033	107,762
Jarden Corp.(1)	21,613	1,109,611
Libbey, Inc.	852	30,024
Mohawk Industries, Inc.(1)	7,061	1,390,805
Newell Rubbermaid, Inc.	12,053	507,793
Panasonic Corp.	26,600	293,459
Persimmon plc	13,370	426,860

PulteGroup, Inc.	18,665	386,179
Sony Corp.(1)	26,400	688,554
Toll Brothers, Inc.(1)	7,425	274,502
Whirlpool Corp.	10,090	1,696,129
		10,127,718
Household Products — 0.8%
Central Garden and Pet Co.(1)	1,908	24,136
Church & Dwight Co., Inc.	8,571	739,506
Colgate-Palmolive Co.	2,491	156,460
Henkel AG & Co. KGaA Preference Shares	1,760	184,266
LG Household & Health Care Ltd.	1,179	799,457
Pigeon Corp.	8,800	233,365
Procter & Gamble Co. (The)	38,632	2,730,123
Reckitt Benckiser Group plc	22,140	1,941,969
Svenska Cellulosa AB, B Shares	21,260	606,209
Unicharm Corp.	38,300	774,309
		8,189,800
Independent Power and Renewable Electricity Producers†
Meridian Energy Ltd.	26,598	37,256
Industrial Conglomerates — 0.7%
3M Co.	31,275	4,445,429
CK Hutchison Holdings Ltd.	18,500	246,586
DCC plc	4,052	301,041
General Electric Co.	36,633	909,231
Koninklijke Philips NV	30,264	778,381
Raven Industries, Inc.	3,264	59,144
Seibu Holdings, Inc.	9,300	204,203
Siemens AG	2,672	265,237
		7,209,252
Insurance — 2.9%
ACE Ltd.	6,493	663,325
Aflac, Inc.	15,791	925,353
AIA Group Ltd.	246,200	1,361,239
Allianz SE	4,396	701,716
Allied World Assurance Co. Holdings Ltd.	4,124	164,713
Allstate Corp. (The)	22,162	1,291,601
American International Group, Inc.	33,567	2,025,433
Amtrust Financial Services, Inc.	12,648	735,481
Anicom Holdings, Inc.(1)	6,500	139,345
Aspen Insurance Holdings Ltd.	10,099	463,645
Atlas Financial Holdings, Inc.(1)	3,862	62,294
Aviva plc	211,933	1,558,053
AXA SA	45,347	1,143,667
BB Seguridade Participacoes SA	58,900	468,062
Brown & Brown, Inc.	13,381	428,995
Chubb Corp. (The)	3,314	400,364
Direct Line Insurance Group plc	109,351	588,109
Discovery Holdings Ltd.	89,669	906,215
Endurance Specialty Holdings Ltd.	2,664	169,830
First American Financial Corp.	1,792	69,637
Hannover Rueck SE	2,760	280,662
Hanover Insurance Group, Inc. (The)	13,887	1,095,684
HCC Insurance Holdings, Inc.	3,067	236,987

Heritage Insurance Holdings, Inc.(1)	2,266	39,814
Infinity Property & Casualty Corp.	825	63,756
James River Group Holdings Ltd.	2,701	74,548
Legal & General Group plc	178,939	687,453
Mapfre SA	180,033	531,323
MetLife, Inc.	31,995	1,602,950
Patriot National, Inc.(1)	4,169	67,788
Ping An Insurance Group Co., H Shares	270,000	1,322,121
Powszechny Zaklad Ubezpieczen SA	4,999	570,338
Principal Financial Group, Inc.	8,400	422,940
ProAssurance Corp.	6,703	323,286
Progressive Corp. (The)	32,442	971,962
Prudential Financial, Inc.	13,830	1,116,081
Prudential plc	49,640	1,069,552
Reinsurance Group of America, Inc.	6,884	625,618
Samsung Fire & Marine Insurance Co. Ltd.	1,685	383,942
St. James's Place plc	93,657	1,305,403
Swiss Reinsurance Co.	7,312	628,212
Torchmark Corp.	4,647	271,664
Travelers Cos., Inc. (The)	8,597	855,831
UnipolSai SpA	102,852	235,678
Unum Group	16,872	565,887
Validus Holdings Ltd.	2,770	122,656
Zurich Insurance Group AG	2,843	781,446
		30,520,659
Internet and Catalog Retail — 1.1%
Amazon.com, Inc.(1)	10,705	5,490,488
Ctrip.com International Ltd. ADR(1)	12,974	862,122
Expedia, Inc.	25,483	2,930,290
PetMed Express, Inc.	2,373	39,345
Vipshop Holdings Ltd. ADR(1)	42,305	761,067
Zalando SE(1)	54,865	1,797,750
		11,881,062
Internet Software and Services — 2.5%
Auto Trader Group plc(1)	52,754	275,451
Baidu, Inc. ADR(1)	3,420	503,595
comScore, Inc.(1)	3,193	166,706
COOKPAD, Inc.	5,700	118,340
CoStar Group, Inc.(1)	7,572	1,340,547
Criteo SA ADR(1)	14,040	550,508
Demandware, Inc.(1)	2,060	114,927
DeNA Co. Ltd.	7,900	144,401
eBay, Inc.(1)	63,648	1,725,497
Endurance International Group Holdings, Inc.(1)	2,272	34,739
Envestnet, Inc.(1)	3,301	103,090
Everyday Health, Inc.(1)	3,488	34,043
Facebook, Inc., Class A(1)	55,232	4,939,398
Google, Inc., Class A(1)	13,866	8,982,672
IAC/InterActiveCorp	2,057	143,579
LinkedIn Corp., Class A(1)	8,882	1,604,089
LogMeIn, Inc.(1)	334	20,822
Marketo, Inc.(1)	4,363	122,208
Mixi, Inc.	1,500	51,594

Pandora Media, Inc.(1)	40,610	728,543
PChome Online, Inc.	37,434	396,937
Q2 Holdings, Inc.(1)	5,450	142,572
Shopify, Inc., Class A(1)	3,991	109,912
Tencent Holdings Ltd.	209,600	3,564,529
VeriSign, Inc.(1)	2,421	166,904
Zoopla Property Group plc	54,068	217,812
		26,303,415
IT Services — 2.1%
Accenture plc, Class A	22,780	2,147,471
Alliance Data Systems Corp.(1)	10,581	2,721,327
Amdocs Ltd.	15,920	910,783
Blackhawk Network Holdings, Inc.(1)	2,865	113,196
Cardtronics, Inc.(1)	1,866	64,377
Cielo SA	73,940	781,674
Cognizant Technology Solutions Corp., Class A(1)	6,431	404,767
CSG Systems International, Inc.	1,160	35,856
EPAM Systems, Inc.(1)	2,479	175,042
EVERTEC, Inc.	9,493	171,823
Fiserv, Inc.(1)	13,738	1,171,439
HCL Technologies Ltd.	51,062	745,901
International Business Machines Corp.	18,673	2,761,550
Jack Henry & Associates, Inc.	137	9,311
PayPal Holdings, Inc.(1)	12,988	454,580
QIWI plc ADR	20,150	526,923
Sabre Corp.	36,490	993,258
Teradata Corp.(1)	2,181	63,751
Total System Services, Inc.	5,262	241,158
Vantiv, Inc., Class A(1)	23,504	1,035,116
VeriFone Systems, Inc.(1)	3,446	107,653
Virtusa Corp.(1)	2,948	156,008
Visa, Inc., Class A	70,641	5,036,703
WEX, Inc.(1)	942	89,047
Wirecard AG	15,904	662,380
		21,581,094
Leisure Products — 0.3%
Amer Sports Oyj	7,469	204,756
Brunswick Corp.	18,158	902,634
Malibu Boats, Inc.(1)	2,992	51,672
Mattel, Inc.	25,884	606,462
MCBC Holdings, Inc.(1)	7,325	109,142
Polaris Industries, Inc.	6,648	863,376
Thule Group AB (The)	11,708	140,369
		2,878,411
Life Sciences Tools and Services — 0.3%
Bio-Rad Laboratories, Inc., Class A(1)	1,529	213,036
Eurofins Scientific	860	288,405
Illumina, Inc.(1)	4,703	929,360
Lonza Group AG	1,852	254,048
Mettler-Toledo International, Inc.(1)	998	295,957
MorphoSys AG(1)	1,757	124,271
PAREXEL International Corp.(1)	898	59,016
PRA Health Sciences, Inc.(1)	2,523	94,940

Waters Corp.(1)	4,097	497,294
		2,756,327
Machinery — 2.1%
Actuant Corp., Class A	4,680	100,339
Albany International Corp., Class A	3,300	105,270
Caterpillar, Inc.	22,554	1,724,028
Cummins, Inc.	12,461	1,517,127
Duerr AG	6,453	499,645
Dynamic Materials Corp.	3,476	39,383
EnPro Industries, Inc.	1,708	81,028
Global Brass & Copper Holdings, Inc.	3,496	68,661
Graham Corp.	2,766	51,171
Hoshizaki Electric Co. Ltd.	3,100	198,680
Ingersoll-Rand plc	53,322	2,948,173
John Bean Technologies Corp.	2,982	98,764
KION Group AG	5,798	258,037
Kubota Corp.	87,000	1,362,391
Middleby Corp. (The)(1)	17,875	1,940,331
Minebea Co. Ltd.	47,000	563,294
OKUMA Corp.	28,000	221,949
Oshkosh Corp.	11,363	477,814
PACCAR, Inc.	20,622	1,216,079
Parker-Hannifin Corp.	11,613	1,250,256
Pentair plc	4,564	252,344
Sandvik AB	29,440	284,455
Snap-On, Inc.	6,702	1,070,779
Stanley Black & Decker, Inc.	25,078	2,545,919
Sumitomo Heavy Industries Ltd.	86,000	374,545
Takeuchi Manufacturing Co. Ltd.	11,400	198,032
Valmont Industries, Inc.	1,259	133,819
WABCO Holdings, Inc.(1)	9,992	1,152,278
Wabtec Corp.	10,272	983,647
Yangzijiang Shipbuilding Holdings Ltd.	437,200	340,824
		22,059,062
Media — 2.1%
AMC Networks, Inc.(1)	10,950	792,561
Charter Communications, Inc., Class A(1)	7,128	1,294,516
Cineplex, Inc.	3,008	109,428
Comcast Corp., Class A	108,263	6,098,455
Cumulus Media, Inc., Class A(1)	22,091	31,590
Entercom Communications Corp., Class A(1)	5,622	61,954
Entravision Communications Corp., Class A	24,686	198,722
Eutelsat Communications SA	8,047	242,680
IMAX Corp.(1)	4,088	128,159
Liberty Global plc, Class A(1)	26,890	1,293,947
Markit Ltd.(1)	18,622	532,217
Mediaset SpA	99,710	477,993
Metropole Television SA	3,431	66,356
Naspers Ltd., N Shares	8,455	1,096,077
Nexstar Broadcasting Group, Inc., Class A	3,409	158,450
ProSiebenSat.1 Media SE	10,601	516,342
Rightmove plc	4,178	237,811
Scripps Networks Interactive, Inc., Class A	11,948	634,319

Sirius XM Holdings, Inc.(1)	179,541	684,949
Sky plc	26,504	423,125
Societe Television Francaise 1	8,462	136,073
Technicolor SA	21,888	162,573
Time Warner, Inc.	18,310	1,301,841
Townsquare Media, Inc.(1)	1,554	17,855
Twenty-First Century Fox, Inc.	54,767	1,500,068
Viacom, Inc., Class B	18,880	769,738
Walt Disney Co. (The)	29,800	3,036,024
		22,003,823
Metals and Mining — 0.5%
Alcoa, Inc.	66,429	627,754
APERAM SA(1)	2,563	86,670
BHP Billiton Ltd.	7,793	139,646
BHP Billiton plc	28,946	496,936
Boliden AB	6,448	106,553
Compass Minerals International, Inc.	1,571	127,251
Evraz plc(1)	72,565	87,313
Grupo Mexico SAB de CV	191,529	485,822
Haynes International, Inc.	667	25,493
Horsehead Holding Corp.(1)	4,870	39,837
Independence Group NL	40,714	95,904
MMC Norilsk Nickel PJSC ADR	13,065	205,411
Nucor Corp.	13,420	580,952
Rio Tinto plc	46,889	1,697,897
Salzgitter AG	4,026	125,481
Vedanta Resources plc	11,269	93,788
		5,022,708
Multi-Utilities — 0.3%
A2A SpA	192,193	235,943
Ameren Corp.	7,400	298,146
Consolidated Edison, Inc.	6,122	385,135
E.ON SE	45,070	511,064
Engie SA	35,942	644,712
NorthWestern Corp.	5,411	279,424
PG&E Corp.	9,921	491,883
Public Service Enterprise Group, Inc.	4,305	173,276
Suez Environnement Co.	5,258	94,906
		3,114,489
Multiline Retail — 1.3%
Big Lots, Inc.	28,967	1,390,126
Burlington Stores, Inc.(1)	14,674	779,043
Debenhams plc	24,699	28,619
Dillard's, Inc., Class A	6,198	573,377
Dollar Tree, Inc.(1)	36,479	2,781,889
Don Quijote Holdings Co. Ltd.	4,600	178,711
Kohl's Corp.	20,792	1,061,016
Macy's, Inc.	33,027	1,935,712
Marks & Spencer Group plc	67,019	531,400
PT Matahari Department Store Tbk	487,600	608,199
Ryohin Keikaku Co. Ltd.	4,900	1,089,652
SACI Falabella	13,691	83,963

Target Corp.	27,643	2,148,137
		13,189,844
Oil, Gas and Consumable Fuels — 3.2%
Aegean Marine Petroleum Network, Inc.	3,730	31,556
Anadarko Petroleum Corp.	5,235	374,721
Ardmore Shipping Corp.	3,843	43,118
BP plc	197,696	1,084,120
Carrizo Oil & Gas, Inc.(1)	2,077	75,665
Chevron Corp.	20,834	1,687,346
Cimarex Energy Co.	5,893	651,235
CNOOC Ltd.	539,000	668,356
Concho Resources, Inc.(1)	14,260	1,542,362
CVR Energy, Inc.	6,291	252,961
Delek US Holdings, Inc.	706	21,717
Devon Energy Corp.	14,768	630,003
ENI SpA	60,257	989,243
Enviva Partners, LP	4,706	61,413
EQT Corp.	9,850	766,527
Euronav SA(1)	1,517	20,313
Exxon Mobil Corp.	38,591	2,903,587
Genel Energy plc(1)	19,760	106,769
Gulfport Energy Corp.(1)	15,582	558,303
Imperial Oil Ltd.	93,574	3,303,825
JX Holdings, Inc.	186,100	719,778
Lundin Petroleum AB(1)	10,623	138,779
Marathon Petroleum Corp.	3,622	171,357
Murphy Oil Corp.	29,610	917,910
Noble Energy, Inc.	26,400	882,024
Northern Tier Energy LP	993	25,619
NovaTek OAO GDR	9,238	877,757
Oasis Petroleum, Inc.(1)	48,530	541,595
Occidental Petroleum Corp.	37,835	2,762,333
PrairieSky Royalty Ltd.	2,920	61,170
Royal Dutch Shell plc, B Shares	55,898	1,458,524
Scorpio Tankers, Inc.	4,432	41,927
Statoil ASA	62,230	932,062
Tesoro Corp.	2,381	219,076
Total SA	37,621	1,722,641
Total SA ADR	54,080	2,509,312
Ultrapar Participacoes SA	39,400	695,297
Valero Energy Corp.	40,487	2,402,499
Western Refining, Inc.	6,250	268,875
Woodside Petroleum Ltd.	15,697	360,369
		33,482,044
Paper and Forest Products†
KapStone Paper and Packaging Corp.	7,234	157,629
UPM-Kymmene Oyj	17,339	289,325
		446,954
Personal Products — 0.1%
Amorepacific Corp.	2,011	643,554
Estee Lauder Cos., Inc. (The), Class A	9,837	784,697
Herbalife Ltd.(1)	401	23,086
		1,451,337

Pharmaceuticals — 4.4%
AbbVie, Inc.	42,956	2,680,884
ALK-Abello A/S	1,195	145,527
Allergan plc(1)	5,610	1,703,981
Aspen Pharmacare Holdings Ltd.	25,200	650,917
AstraZeneca plc	22,877	1,429,555
Bayer AG	11,010	1,494,323
Bristol-Myers Squibb Co.	25,896	1,540,035
Cempra, Inc.(1)	1,171	40,282
Concordia Healthcare Corp.	5,470	423,181
Endo International plc(1)	14,607	1,124,739
GlaxoSmithKline plc	19,723	404,046
Horizon Pharma plc(1)	16,961	495,600
Intra-Cellular Therapies, Inc.(1)	827	22,155
Jazz Pharmaceuticals plc(1)	3,426	578,377
Johnson & Johnson	54,616	5,132,812
Kaken Pharmaceutical Co. Ltd.	1,000	47,264
Merck & Co., Inc.	83,484	4,495,613
Merck KGaA	557	53,297
Mylan NV(1)	7,848	389,182
Novartis AG	31,405	3,076,660
Novo Nordisk A/S, B Shares	10,840	601,702
Ono Pharmaceutical Co. Ltd.	8,600	1,098,099
Pacira Pharmaceuticals, Inc.(1)	719	41,378
Perrigo Co. plc	4,829	883,562
Pfizer, Inc.	212,335	6,841,434
Relypsa, Inc.(1)	825	18,942
Roche Holding AG	14,924	4,075,866
Sanofi	10,737	1,062,319
Shire plc	21,860	1,688,716
Takeda Pharmaceutical Co., Ltd.	9,900	486,855
Tetraphase Pharmaceuticals, Inc.(1)	918	39,850
Teva Pharmaceutical Industries Ltd.	3,013	197,317
Teva Pharmaceutical Industries Ltd. ADR	9,026	581,365
TherapeuticsMD, Inc.(1)	4,241	25,997
UCB SA	10,500	795,796
Zoetis, Inc.	43,834	1,966,832
		46,334,460
Professional Services — 0.4%
Adecco SA	18,902	1,485,136
CDI Corp.	4,063	41,565
CEB, Inc.	578	41,396
Hays plc	98,783	240,090
Huron Consulting Group, Inc.(1)	1,900	137,541
Kforce, Inc.	2,072	55,509
Korn / Ferry International	3,349	114,100
Nielsen Holdings plc	31,178	1,410,181
On Assignment, Inc.(1)	2,955	106,321
RPX Corp.(1)	2,437	33,558
Teleperformance	1,940	136,627
Temp Holdings Co. Ltd.	7,500	335,299
USG People NV	27,272	403,351
		4,540,674

Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	21,902	647,204
Alexandria Real Estate Equities, Inc.	9,448	812,434
Allied Properties Real Estate Investment Trust	9,387	248,731
Alstria Office REIT AG	21,288	284,868
Apollo Commercial Real Estate Finance, Inc.	2,794	45,738
Armada Hoffler Properties, Inc.	4,825	48,153
AvalonBay Communities, Inc.	6,992	1,154,099
Big Yellow Group plc	36,243	373,846
Blackstone Mortgage Trust, Inc., Class A	1,067	29,545
Boston Properties, Inc.	1,723	195,354
British Land Co. plc	3,669	45,760
Brixmor Property Group, Inc.	34,330	783,411
Campus Crest Communities, Inc.	8,590	44,410
Canadian Apartment Properties REIT	9,874	210,149
Capstead Mortgage Corp.	1,823	18,996
Care Capital Properties, Inc.(1)	16,760	532,800
CBL & Associates Properties, Inc.	1,291	19,210
Champion REIT	475,000	238,418
Charter Hall Group	971	3,068
Chatham Lodging Trust	1,947	44,684
Corrections Corp. of America	19,557	574,585
CubeSmart	26,365	666,771
Derwent London plc	10,506	577,153
DiamondRock Hospitality Co.	1,770	20,815
Duke Realty Corp.	33,467	604,414
Easterly Government Properties, Inc.	2,352	36,879
Empire State Realty Trust, Inc.	13,280	215,269
EPR Properties	469	23,867
Equity One, Inc.	21,014	494,039
Equity Residential	4,309	307,016
Essex Property Trust, Inc.	4,589	984,891
Extra Space Storage, Inc.	10,760	790,645
Goodman Group	62,882	272,975
Great Portland Estates plc	46,938	592,337
Hatteras Financial Corp.	2,340	37,978
Healthcare Realty Trust, Inc.	962	22,030
Hospitality Properties Trust	20,541	528,315
Host Hotels & Resorts, Inc.	15,254	270,453
Hudson Pacific Properties, Inc.	21,335	605,701
Invincible Investment Corp.	378	214,824
Japan Hotel REIT Investment Corp.	110	68,050
Japan Real Estate Investment Corp.	79	332,330
Japan Rental Housing Investments, Inc.	243	155,539
Kenedix Retail REIT Corp.(1)	57	120,737
Kilroy Realty Corp.	9,889	641,401
Kite Realty Group Trust	29,261	687,926
Klepierre	8,116	357,191
Lamar Advertising Co., Class A	24,894	1,327,846
Land Securities Group plc	41,320	786,829
Lexington Realty Trust	6,665	53,787
Link REIT	220,500	1,169,354
Macerich Co. (The)	11,377	866,700

Mack-Cali Realty Corp.	1,092	20,453
Medical Properties Trust, Inc.	3,331	38,873
Merlin Properties Socimi SA(1)	45,885	531,890
MFA Financial, Inc.	3,509	24,949
New Residential Investment Corp.	1,112	15,746
NIPPON REIT Investment Corp.	73	158,001
NorthStar Realty Finance Corp.	13,879	195,000
Outfront Media, Inc.	3,065	69,361
PennyMac Mortgage Investment Trust	2,303	34,706
Piedmont Office Realty Trust, Inc., Class A	35,587	603,556
Plum Creek Timber Co., Inc.	9,543	367,310
ProLogis, Inc.	26,175	994,650
Rexford Industrial Realty, Inc.	1,732	22,377
RLJ Lodging Trust	22,392	616,676
Rouse Properties, Inc.	3,289	51,111
Ryman Hospitality Properties, Inc.	14,287	731,923
Sabra Health Care REIT, Inc.	965	23,131
Safestore Holdings plc	49,911	223,392
Scentre Group	228,626	619,893
Segro plc	19,342	123,375
Simon Property Group, Inc.	16,704	2,995,361
Summit Hotel Properties, Inc.	4,129	50,085
Sun Communities, Inc.	1,678	109,422
Sunstone Hotel Investors, Inc.	1,627	22,501
Two Harbors Investment Corp.	5,854	55,379
UDR, Inc.	25,933	837,636
Unibail-Rodamco SE	2,137	554,546
Urstadt Biddle Properties, Inc., Class A	2,627	47,102
Ventas, Inc.	18,790	1,033,826
Washington Real Estate Investment Trust	1,258	30,947
Westfield Corp.	72,340	501,937
Weyerhaeuser Co.	32,967	921,098
		32,815,738
Real Estate Management and Development — 1.4%
Ayala Land, Inc.	621,500	476,832
CapitaLand Ltd.	173,300	346,342
CBRE Group, Inc.(1)	8,961	286,931
China Overseas Land & Investment Ltd.	512,000	1,499,655
China Resources Land Ltd.	90,000	224,592
China Vanke Co. Ltd., H Shares	45,700	103,901
Corp. Inmobiliaria Vesta SAB de CV	278,431	432,284
Daito Trust Construction Co. Ltd.	5,600	612,958
Daiwa House Industry Co. Ltd.	20,600	506,525
Emaar Properties PJSC	49,081	90,198
Fabege AB	25,687	363,793
FirstService Corp.	2,789	89,398
Forest City Enterprises, Inc., Class A(1)	31,806	684,783
Grand City Properties SA	18,075	319,658
Henderson Land Development Co. Ltd.	43,100	265,550
Highwealth Construction Corp.	90,000	139,138
Hongkong Land Holdings Ltd.	52,900	366,068
Hufvudstaden AB, A Shares	17,327	222,881
Inmobiliaria Colonial SA(1)	217,251	152,855

Jones Lang LaSalle, Inc.	16,004	2,382,515
KWG Property Holding Ltd.	968,500	612,338
LEG Immobilien AG	5,819	436,713
Lend Lease Group	56,488	560,384
Marcus & Millichap, Inc.(1)	1,326	56,302
Mitsubishi Estate Co. Ltd.	8,000	172,162
Mitsui Fudosan Co. Ltd.	33,000	914,587
New World Development Co. Ltd.	259,000	263,343
Nexity SA	10,428	466,258
SM Prime Holdings, Inc.	233,900	96,810
Sumitomo Realty & Development Co. Ltd.	22,000	744,191
Sun Hung Kai Properties Ltd.	30,000	380,127
Unite Group plc (The)	61,254	605,676
		14,875,748
Road and Rail — 0.7%
Canadian Pacific Railway Ltd., New York Shares	11,157	1,619,996
CAR, Inc.(1)	268,000	466,836
Celadon Group, Inc.	1,127	21,515
Central Japan Railway Co.	4,400	721,689
CJ Korea Express Co. Ltd.(1)	4,705	708,087
DSV A/S	12,865	459,565
Go-Ahead Group plc	3,486	135,374
Heartland Express, Inc.	28,414	575,099
J.B. Hunt Transport Services, Inc.	9,451	687,844
Kansas City Southern	909	84,301
Marten Transport Ltd.	1,785	33,040
Saia, Inc.(1)	2,668	100,183
Sankyu, Inc.	33,000	166,041
Union Pacific Corp.	11,276	966,804
Werner Enterprises, Inc.	3,493	92,530
		6,838,904
Semiconductors and Semiconductor Equipment — 2.2%
Ambarella, Inc.(1)	487	46,572
Analog Devices, Inc.	6,434	359,403
Applied Materials, Inc.	150,371	2,418,717
ARM Holdings plc	55,440	781,034
Avago Technologies Ltd.	7,953	1,001,839
Cavium, Inc.(1)	1,404	95,500
Cree, Inc.(1)	11,164	303,884
Cypress Semiconductor Corp.	16,398	163,980
Dialog Semiconductor plc(1)	1,001	48,037
Exar Corp.(1)	13,553	79,963
Fairchild Semiconductor International, Inc.(1)	5,678	77,221
Freescale Semiconductor Ltd.(1)	11,508	411,181
Intel Corp.	91,107	2,600,194
Kulicke & Soffa Industries, Inc.(1)	9,244	97,616
Lam Research Corp.	9,779	711,618
M/A-COM Technology Solutions Holdings, Inc.(1)	2,451	72,329
Maxim Integrated Products, Inc.	40,728	1,371,312
Microchip Technology, Inc.	39,576	1,681,980
Monolithic Power Systems, Inc.	2,008	96,565
NXP Semiconductors NV(1)	30,800	2,607,220
ON Semiconductor Corp.(1)	34,020	325,061

Semtech Corp.(1)	5,357	90,801
SK Hynix, Inc.	5,173	156,579
Skyworks Solutions, Inc.	5,185	452,910
Synaptics, Inc.(1)	778	54,530
Taiwan Semiconductor Manufacturing Co. Ltd.	607,425	2,408,342
Teradyne, Inc.	27,357	493,520
Texas Instruments, Inc.	39,413	1,885,518
Xilinx, Inc.	25,253	1,057,848
Xinyi Solar Holdings Ltd.	1,896,000	633,627
		22,584,901
Software — 2.6%
Activision Blizzard, Inc.	25,885	741,088
Adobe Systems, Inc.(1)	14,270	1,121,194
AVG Technologies NV(1)	2,244	51,904
Barracuda Networks, Inc.(1)	2,652	69,721
BroadSoft, Inc.(1)	3,346	105,600
Cadence Design Systems, Inc.(1)	14,402	288,328
Callidus Software, Inc.(1)	6,674	105,249
CDK Global, Inc.	867	42,951
Electronic Arts, Inc.(1)	82,880	5,482,512
Intuit, Inc.	35,850	3,074,138
Manhattan Associates, Inc.(1)	2,392	139,884
Mentor Graphics Corp.	7,658	197,883
Microsoft Corp.	93,254	4,058,414
Mobileye NV(1)	8,400	475,104
NetSuite, Inc.(1)	5,434	482,811
Nintendo Co. Ltd.	3,500	722,028
Oracle Corp.	190,549	7,067,462
Proofpoint, Inc.(1)	2,010	113,243
Qlik Technologies, Inc.(1)	5,635	213,341
RingCentral, Inc., Class A(1)	5,381	92,607
Splunk, Inc.(1)	13,064	809,576
Synopsys, Inc.(1)	22,766	1,068,408
Tyler Technologies, Inc.(1)	5,169	713,529
VMware, Inc., Class A(1)	3,202	253,438
		27,490,413
Specialty Retail — 2.3%
Aaron's, Inc.	2,903	109,298
Advance Auto Parts, Inc.	3,337	584,809
American Eagle Outfitters, Inc.	7,165	121,948
AutoZone, Inc.(1)	1,228	879,236
Bed Bath & Beyond, Inc.(1)	18,678	1,160,091
Best Buy Co., Inc.	21,494	789,689
Build-A-Bear Workshop, Inc.(1)	2,531	49,608
CST Brands, Inc.	12,712	441,361
Destination Maternity Corp.	3,099	35,174
Foot Locker, Inc.	21,211	1,501,527
Gap, Inc. (The)	18,022	591,302
Home Depot, Inc. (The)	1,603	186,685
Howden Joinery Group plc	40,363	295,712
Industria de Diseno Textil SA	37,305	1,244,971
Kirkland's, Inc.	4,514	100,752
Laox Co. Ltd.(1)	55,000	190,539

Lowe's Cos., Inc.	55,098	3,811,129
MarineMax, Inc.(1)	3,199	52,144
Men's Wearhouse, Inc. (The)	11,598	654,707
Mr Price Group Ltd.	35,665	641,855
Nitori Holdings Co. Ltd.	11,400	907,411
O'Reilly Automotive, Inc.(1)	10,397	2,496,008
Penske Automotive Group, Inc.	1,915	96,899
Restoration Hardware Holdings, Inc.(1)	6,975	645,048
Ross Stores, Inc.	25,384	1,234,170
Signet Jewelers Ltd.	9,678	1,335,564
TJX Cos., Inc. (The)	29,781	2,094,200
Tractor Supply Co.	12,158	1,037,199
Ulta Salon Cosmetics & Fragrance, Inc.(1)	6,093	963,242
		24,252,278
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	116,908	13,182,546
Canon, Inc.	33,900	1,036,560
EMC Corp.	67,100	1,668,777
FUJIFILM Holdings Corp.	14,000	576,121
Hewlett-Packard Co.	17,501	491,078
Samsung Electronics Co. Ltd.	2,215	2,039,429
SanDisk Corp.	11,407	622,366
Silicon Graphics International Corp.(1)	12,760	63,800
Super Micro Computer, Inc.(1)	6,866	187,785
Western Digital Corp.	31,851	2,610,508
		22,478,970
Textiles, Apparel and Luxury Goods — 1.3%
Burberry Group plc	19,049	409,879
Carter's, Inc.	7,361	723,660
Culp, Inc.	1,969	60,547
Eclat Textile Co. Ltd.	71,000	1,068,186
G-III Apparel Group Ltd.(1)	1,358	94,150
Hanesbrands, Inc.	40,176	1,209,699
lululemon athletica, Inc.(1)	11,394	729,330
Luxottica Group SpA	16,047	1,087,632
LVMH Moet Hennessy Louis Vuitton SE	5,730	955,808
Moncler SpA	5,296	95,859
NIKE, Inc., Class B	8,331	930,989
Pandora A/S	24,237	2,800,354
Ralph Lauren Corp.	3,950	439,200
Shenzhou International Group Holdings Ltd.	213,000	1,075,987
Skechers U.S.A., Inc., Class A(1)	1,286	180,992
Taiwan Paiho Ltd.	231,000	530,357
Under Armour, Inc., Class A(1)	13,369	1,277,141
Wolverine World Wide, Inc.	13,586	366,143
		14,035,913
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	26,720	321,976
Essent Group Ltd.(1)	31,205	835,982
EverBank Financial Corp.	3,020	59,736
		1,217,694
Tobacco — 0.6%
Altria Group, Inc.	13,400	717,972

Imperial Tobacco Group plc	13,937	669,560
Japan Tobacco, Inc.	17,100	610,669
Philip Morris International, Inc.	49,462	3,947,067
		5,945,268
Trading Companies and Distributors — 0.4%
Ashtead Group plc	70,432	1,015,740
Bunzl plc	25,820	683,417
COSON Co. Ltd.(1)	13,939	348,843
DXP Enterprises, Inc.(1)	2,918	86,811
ITOCHU Corp.	25,000	300,140
Kaman Corp.	748	29,045
Wolseley plc	19,140	1,224,596
		3,688,592
Transportation Infrastructure — 0.2%
Fraport AG Frankfurt Airport Services Worldwide	2,563	154,963
Grupo Aeroportuario del Centro Norte Sab de CV	142,908	742,691
Sydney Airport	31,984	130,878
TAV Havalimanlari Holding AS	86,665	699,800
		1,728,332
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	1,330,000	952,445
Wireless Telecommunication Services — 0.8%
Bharti Infratel Ltd.	151,512	911,123
China Mobile Ltd.	137,000	1,659,899
Drillisch AG	7,684	347,664
KDDI Corp.	9,000	224,044
NTT DoCoMo, Inc.	8,500	177,979
Partner Communications Co. Ltd.(1)	26,257	114,546
SBA Communications Corp., Class A(1)	37,917	4,481,789
Shenandoah Telecommunications Co.	256	9,905
Vodafone Group plc	117,999	407,183
		8,334,132
TOTAL COMMON STOCKS (Cost $732,594,452)		826,915,866
CORPORATE BONDS — 8.2%
Aerospace and Defense — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	75,250
Bombardier, Inc., 5.50%, 9/15/18(2)	110,000	96,800
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	94,062
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	22,650
Bombardier, Inc., 7.50%, 3/15/25(2)	80,000	60,600
KLX, Inc., 5.875%, 12/1/22(2)	70,000	69,388
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	97,578
TransDigm, Inc., 5.50%, 10/15/20	90,000	88,664
TransDigm, Inc., 6.00%, 7/15/22	130,000	127,887
United Technologies Corp., 6.05%, 6/1/36	66,000	79,739
		812,618
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)	70,000	69,125
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	150,000	147,750
Auto Components — 0.1%
Dana Holding Corp., 6.75%, 2/15/21	65,000	67,844

Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		135,000	143,944
Schaeffler Finance BV, 4.25%, 5/15/21(2)		135,000	131,962
UCI International, Inc., 8.625%, 2/15/19		75,000	61,875
ZF North America Capital, Inc., 4.50%, 4/29/22(2)		65,000	63,375
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		110,000	104,637
			573,637
Automobiles — 0.1%
Ally Financial, Inc., 4.625%, 3/30/25		155,000	149,963
American Honda Finance Corp., 1.50%, 9/11/17(2)		30,000	30,013
American Honda Finance Corp., 2.125%, 10/10/18		50,000	50,287
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		50,000	50,723
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		285,000	286,567
Ford Motor Co., 4.75%, 1/15/43		30,000	28,535
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		80,000	85,218
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		130,000	146,076
General Motors Financial Co., Inc., 3.25%, 5/15/18		30,000	30,187
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)		80,000	76,700
Volkswagen International Finance NV, VRN, 3.75%, 3/24/21	EUR	70,000	81,226
			1,015,495
Banks — 0.6%
Bank of America Corp., 3.75%, 7/12/16		$100,000	102,170
Bank of America Corp., 6.50%, 8/1/16		10,000	10,472
Bank of America Corp., 5.75%, 12/1/17		30,000	32,470
Bank of America Corp., 5.70%, 1/24/22		105,000	118,720
Bank of America Corp., MTN, 4.00%, 4/1/24		30,000	30,674
Bank of America Corp., MTN, 4.20%, 8/26/24		80,000	79,414
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	68,554
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	42,413
Bank of America N.A., 5.30%, 3/15/17		510,000	536,246
Bank of Nova Scotia (The), 2.55%, 1/12/17		80,000	81,442
Barclays Bank plc, 7.625%, 11/21/22		100,000	114,187
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	69,851
BB&T Corp., MTN, 2.05%, 6/19/18		$40,000	40,321
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	113,206
Capital One Financial Corp., 3.20%, 2/5/25		$40,000	37,242
CGG SA, 6.50%, 6/1/21		35,000	19,863
Citigroup, Inc., 5.50%, 2/15/17		80,000	84,290
Citigroup, Inc., 1.75%, 5/1/18		160,000	158,861
Citigroup, Inc., 4.50%, 1/14/22		110,000	117,961
Citigroup, Inc., 4.05%, 7/30/22		30,000	30,751
Citigroup, Inc., 4.40%, 6/10/25		80,000	80,583
Citigroup, Inc., 5.30%, 5/6/44		20,000	21,085
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	170,612
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	70,000	89,464
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$50,000	52,340
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	100,000	112,936
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	113,000	141,878
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	75,526
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	218,246
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	283,839
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	41,009
HSBC Holdings plc, 5.10%, 4/5/21		70,000	77,277
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	65,619

ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	118,829
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	123,058
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$130,000	127,161
JPMorgan Chase & Co., 6.00%, 1/15/18		350,000	382,663
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	32,515
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	39,707
JPMorgan Chase & Co., 3.875%, 9/10/24		70,000	69,007
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	105,391
KeyCorp, MTN, 2.30%, 12/13/18		80,000	80,482
KFW, 3.875%, 1/21/19	EUR	80,000	101,602
KFW, MTN, 4.625%, 1/4/23	EUR	80,000	116,439
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	38,774
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$245,000	275,319
Regions Bank, 6.45%, 6/26/37		175,000	206,235
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	43,152
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	100,000	115,389
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$300,000	319,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		110,000	111,966
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	100,000	116,983
SunTrust Banks, Inc., 3.60%, 4/15/16		$29,000	29,427
U.S. Bancorp, 3.44%, 2/1/16		70,000	70,644
U.S. Bancorp, MTN, 3.00%, 3/15/22		50,000	50,544
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	110,344
Wells Fargo & Co., 4.125%, 8/15/23		100,000	103,195
Wells Fargo & Co., MTN, 2.10%, 5/8/17		10,000	10,119
Wells Fargo & Co., MTN, 2.60%, 7/22/20		90,000	90,157
Wells Fargo & Co., MTN, 4.60%, 4/1/21		100,000	109,439
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	70,345
Wells Fargo & Co., MTN, 4.65%, 11/4/44		6,000	5,873
			6,493,406
Beverages†
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		130,000	124,996
Biotechnology†
Amgen, Inc., 2.125%, 5/15/17		70,000	70,708
Amgen, Inc., 4.10%, 6/15/21		40,000	42,149
Amgen, Inc., 5.375%, 5/15/43		70,000	73,169
Celgene Corp., 3.25%, 8/15/22		50,000	48,890
Celgene Corp., 3.625%, 5/15/24		50,000	49,235
Celgene Corp., 3.875%, 8/15/25		40,000	39,825
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	42,937
			366,913
Building Products†
Masco Corp., 5.95%, 3/15/22		115,000	125,925
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		50,000	51,886
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		190,000	207,403
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		200,000	250,250
E*TRADE Financial Corp., 4.625%, 9/15/23		160,000	160,400
Jefferies Group, Inc., 5.125%, 4/13/18		70,000	73,890
			743,829
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		195,000	194,269
Chemours Co. (The), 6.625%, 5/15/23(2)		100,000	87,250

Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	60,391
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	74,351
Eastman Chemical Co., 2.70%, 1/15/20	60,000	59,590
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,273
Hexion, Inc., 8.875%, 2/1/18	175,000	153,125
Hexion, Inc., 6.625%, 4/15/20	115,000	106,950
Huntsman International LLC, 5.125%, 11/15/22(2)	60,000	57,150
LyondellBasell Industries NV, 4.625%, 2/26/55	20,000	17,223
Mosaic Co. (The), 5.625%, 11/15/43	40,000	42,291
Tronox Finance LLC, 6.375%, 8/15/20	75,000	61,875
WR Grace & Co-Conn, 5.125%, 10/1/21(2)	110,000	111,650
		1,058,388
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,650
ADT Corp. (The), 6.25%, 10/15/21	180,000	186,750
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	112,475
Covanta Holding Corp., 5.875%, 3/1/24	145,000	142,100
Envision Healthcare Corp., 5.125%, 7/1/22(2)	200,000	203,250
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	156,162
Pitney Bowes, Inc., 4.625%, 3/15/24	60,000	59,951
Republic Services, Inc., 3.55%, 6/1/22	100,000	101,173
Waste Management, Inc., 4.10%, 3/1/45	40,000	36,840
		1,030,351
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(2)	230,000	246,387
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	131,171
Avaya, Inc., 7.00%, 4/1/19(2)	235,000	212,088
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	68,965
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	63,375
Crown Castle International Corp., 5.25%, 1/15/23	260,000	273,000
Nokia Oyj, 5.375%, 5/15/19	50,000	53,313
		1,048,299
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,375
SBA Communications Corp., 4.875%, 7/15/22	75,000	74,625
		127,000
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	85,250
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	75,000	79,125
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	40,000	40,800
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	110,119
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	53,125
Nortek, Inc., 8.50%, 4/15/21	205,000	220,631
Owens Corning, 4.20%, 12/15/22	50,000	50,337
USG Corp., 5.875%, 11/1/21(2)	25,000	26,090
USG Corp., 5.50%, 3/1/25(2)	135,000	134,831
		800,308
Consumer Discretionary†
Party City Holdings, Inc., 6.125%, 8/15/23(2)	15,000	15,178
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	49,608
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,228
CIT Group, Inc., 4.25%, 8/15/17	505,000	513,837

CIT Group, Inc., 5.50%, 2/15/19(2)		120,000	126,450
CIT Group, Inc., 3.875%, 2/19/19		115,000	115,287
CIT Group, Inc., 5.00%, 8/15/22		320,000	326,000
CIT Group, Inc., 5.00%, 8/1/23		125,000	126,875
Equifax, Inc., 3.30%, 12/15/22		60,000	59,899
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		70,000	72,975
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)		35,000	29,269
Navient Corp., 5.00%, 10/26/20		65,000	58,013
Navient Corp., 5.50%, 1/25/23		455,000	384,475
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(2)		40,000	41,900
PNC Bank N.A., 6.00%, 12/7/17		230,000	251,093
Springleaf Finance Corp., 7.75%, 10/1/21		25,000	27,344
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		175,000	186,375
Synchrony Financial, 3.00%, 8/15/19		10,000	10,025
			2,449,653
Consumer Staples†
Post Holdings, Inc., 7.75%, 3/15/24(2)		60,000	62,100
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19		175,000	177,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(2)		120,000	125,760
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)		150,000	153,750
Ball Corp., 5.00%, 3/15/22		115,000	117,300
Ball Corp., 4.00%, 11/15/23		70,000	66,325
Ball Corp., 5.25%, 7/1/25		35,000	34,956
Berry Plastics Corp., 5.50%, 5/15/22		135,000	131,288
Berry Plastics Corp., 5.125%, 7/15/23		100,000	93,750
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(2)		150,000	149,813
BWAY Holding Co., 9.125%, 8/15/21(2)		70,000	71,400
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		105,000	103,294
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	71,356
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	131,563
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		150,000	155,062
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21		75,000	77,531
Rock-Tenn Co., 3.50%, 3/1/20		50,000	51,419
Sealed Air Corp., 5.125%, 12/1/24(2)		150,000	152,530
			1,864,722
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	38,907
Johns Hopkins University, 4.08%, 7/1/53		20,000	19,508
Laureate Education, Inc., 10.00%, 9/1/19(2)		125,000	105,313
Service Corp. International / US, 5.375%, 1/15/22		75,000	79,219
			242,947
Diversified Financial Services — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17		50,000	51,760
Ally Financial, Inc., 6.25%, 12/1/17		100,000	106,750
Ally Financial, Inc., 4.75%, 9/10/18		150,000	155,550
Ally Financial, Inc., 3.50%, 1/27/19		180,000	180,900
Ally Financial, Inc., 8.00%, 3/15/20		141,000	165,675
Ally Financial, Inc., 8.00%, 11/1/31		70,000	83,140
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	95,180
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$110,000	114,744
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)		125,000	128,437
DFC Finance Corp., 10.50%, 6/15/20(2)		35,000	19,338

General Electric Capital Corp., MTN, 5.625%, 9/15/17		212,000	229,345
General Electric Capital Corp., MTN, 4.375%, 9/16/20		220,000	238,794
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		170,000	171,735
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		200,000	204,550
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		50,000	56,881
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		80,000	81,835
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	107,405
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		30,000	30,366
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	75,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	93,474
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	81,120
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	68,789
Morgan Stanley, 5.00%, 11/24/25		122,000	128,548
Morgan Stanley, MTN, 6.625%, 4/1/18		110,000	122,631
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	278,044
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	19,985
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	61,950
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	50,000	68,659
Serta Simmons Bedding LLC, 8.125%, 10/1/20(2)		$230,000	244,662
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		100,000	103,250
UBS AG, 7.625%, 8/17/22		160,000	186,329
UBS AG (Stamford Branch), 5.875%, 12/20/17		100,000	108,915
			3,863,741
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.625%, 12/1/22		70,000	65,346
AT&T, Inc., 6.55%, 2/15/39		91,000	103,588
AT&T, Inc., 4.30%, 12/15/42		60,000	51,136
British Telecommunications plc, 5.95%, 1/15/18		70,000	76,680
CenturyLink, Inc., 5.625%, 4/1/20		385,000	385,962
CenturyLink, Inc., 7.65%, 3/15/42		100,000	86,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		170,000	171,748
Frontier Communications Corp., 7.125%, 3/15/19		205,000	210,637
Frontier Communications Corp., 8.50%, 4/15/20		90,000	92,700
Frontier Communications Corp., 7.125%, 1/15/23		125,000	113,500
Frontier Communications Corp., 6.875%, 1/15/25		140,000	119,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		90,000	98,438
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	48,720
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		305,000	300,044
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	168,875
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		110,000	96,800
Intelsat Luxembourg SA, 7.75%, 6/1/21		75,000	56,475
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	33,413
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	131,875
Level 3 Financing, Inc., 8.625%, 7/15/20		170,000	180,540
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	40,292
Level 3 Financing, Inc., 5.375%, 5/1/25(2)		55,000	53,213
Orange SA, 4.125%, 9/14/21		70,000	74,337
SoftBank Group Corp., 4.50%, 4/15/20(2)		140,000	140,770
Sprint Capital Corp., 6.90%, 5/1/19		235,000	238,819
Sprint Capital Corp., 8.75%, 3/15/32		100,000	94,875
Telecom Italia Capital SA, 6.375%, 11/15/33		325,000	331,500
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	143,125
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	82,158

Telefonica Emisiones SAU, 5.46%, 2/16/21		$10,000	11,201
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	122,331
Verizon Communications, Inc., 3.65%, 9/14/18		$138,000	144,764
Verizon Communications, Inc., 3.50%, 11/1/21		50,000	50,757
Verizon Communications, Inc., 5.15%, 9/15/23		130,000	142,410
Verizon Communications, Inc., 5.05%, 3/15/34		170,000	169,164
Verizon Communications, Inc., 4.75%, 11/1/41		40,000	36,856
Verizon Communications, Inc., 6.55%, 9/15/43		51,000	60,429
Verizon Communications, Inc., 4.86%, 8/21/46		33,000	31,110
Verizon Communications, Inc., 5.01%, 8/21/54		49,000	44,878
Virgin Media Finance plc, 5.75%, 1/15/25(2)		200,000	201,375
Windstream Services LLC, 7.875%, 11/1/17		20,000	20,925
Windstream Services LLC, 7.75%, 10/15/20		115,000	102,781
Windstream Services LLC, 6.375%, 8/1/23		95,000	70,376
			4,999,923
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		340,000	317,900
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	118,615
			436,515
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(2)		$197,000	198,231
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		50,000	33,125
Ensco plc, 4.70%, 3/15/21		110,000	100,838
FTS International, Inc., 6.25%, 5/1/22		120,000	46,200
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		140,000	105,000
Offshore Group Investment Ltd., 7.125%, 4/1/23		100,000	46,500
Pacific Drilling SA, 5.375%, 6/1/20(2)		65,000	47,125
Paragon Offshore plc, 7.25%, 8/15/24(2)		90,000	18,450
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)		100,000	84,250
Precision Drilling Corp., 6.50%, 12/15/21		100,000	85,500
Precision Drilling Corp., 5.25%, 11/15/24		105,000	82,950
Schlumberger Investment SA, 3.65%, 12/1/23		60,000	61,254
SESI LLC, 6.375%, 5/1/19		50,000	50,000
Transocean, Inc., 3.00%, 10/15/17		105,000	96,863
Transocean, Inc., 6.00%, 3/15/18		70,000	67,375
Transocean, Inc., 6.50%, 11/15/20		165,000	136,744
Transocean, Inc., 6.875%, 12/15/21		140,000	112,000
Weatherford International Ltd., 4.50%, 4/15/22		50,000	42,202
			1,216,376
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)		215,000	225,750
Food and Staples Retailing — 0.1%
Albertsons Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(2)		27,000	29,025
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	41,000
CVS Health Corp., 3.50%, 7/20/22		50,000	51,157
CVS Health Corp., 5.125%, 7/20/45		30,000	32,074
Delhaize Group, 5.70%, 10/1/40		30,000	31,616
Dollar General Corp., 3.25%, 4/15/23		40,000	38,074
Dollar Tree, Inc., 5.75%, 3/1/23(2)		185,000	194,713
Kroger Co. (The), 6.40%, 8/15/17		120,000	130,592
Kroger Co. (The), 3.30%, 1/15/21		70,000	71,100
Rite Aid Corp., 6.75%, 6/15/21		85,000	89,888

Rite Aid Corp., 6.125%, 4/1/23(2)		200,000	206,000
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	81,100
Tesco plc, 6.15%, 11/15/37(2)		75,000	72,989
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	99,065
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	19,255
Wal-Mart Stores, Inc., 4.30%, 4/22/44		20,000	20,221
			1,207,869
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		65,000	67,519
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	70,700
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(2)		85,000	89,994
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	73,412
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		35,000	34,038
Kraft Foods Group, Inc., 5.00%, 6/4/42		30,000	30,649
Kraft Heinz Food Co., 3.95%, 7/15/25(2)		50,000	50,828
Kraft Heinz Food Co., 5.20%, 7/15/45(2)		30,000	31,596
Mondelez International, Inc., 4.00%, 2/1/24		60,000	61,526
NBTY, Inc., 9.00%, 10/1/18		65,000	66,788
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		190,000	194,275
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		100,000	100,250
Post Holdings, Inc., 7.375%, 2/15/22		150,000	154,312
Smithfield Foods, Inc., 6.625%, 8/15/22		75,000	80,062
Tyson Foods, Inc., 4.50%, 6/15/22		50,000	52,529
			1,158,478
Gas Utilities — 0.3%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20		70,000	66,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(2)		40,000	36,600
Enbridge Energy Partners LP, 6.50%, 4/15/18		90,000	97,788
Enbridge, Inc., 4.50%, 6/10/44		40,000	30,665
Energy Transfer Equity LP, 5.875%, 1/15/24		105,000	101,850
Energy Transfer Partners LP, 4.15%, 10/1/20		70,000	70,557
Energy Transfer Partners LP, 5.20%, 2/1/22		30,000	30,207
Energy Transfer Partners LP, 3.60%, 2/1/23		60,000	54,639
Energy Transfer Partners LP, 6.50%, 2/1/42		40,000	39,555
Enterprise Products Operating LLC, 6.30%, 9/15/17		120,000	130,632
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	117,255
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		65,000	63,375
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		130,000	117,000
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		50,000	55,557
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		6,000	5,598
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	86,430
Kinder Morgan, Inc., 4.30%, 6/1/25		20,000	18,471
Magellan Midstream Partners LP, 6.55%, 7/15/19		36,000	40,784
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24		175,000	163,187
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25		50,000	46,375
NGPL PipeCo LLC, 7.12%, 12/15/17(2)		100,000	93,500
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		90,000	87,288
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23		125,000	121,987
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)		325,000	315,250
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21		100,000	99,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		125,000	126,250
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		265,000	258,706
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(2)		140,000	135,887

Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	99,343
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(2)	65,000	64,675
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	53,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	190,000	167,200
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	50,000	50,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(2)	85,000	86,275
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	56,040
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	43,387
Williams Cos., Inc. (The), 5.75%, 6/24/44	30,000	24,475
Williams Partners LP, 5.10%, 9/15/45	30,000	24,553
		3,280,591
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	100,000	104,209
Alere, Inc., 6.375%, 7/1/23(2)	135,000	138,712
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	39,917
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	44,813
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	72,590
Hospira, Inc., 5.60%, 9/15/40	20,000	21,711
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	211,500
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	53,875
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	161,925
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	107,625
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(2)	100,000	99,500
Medtronic, Inc., 2.50%, 3/15/20(2)	40,000	40,289
Medtronic, Inc., 2.75%, 4/1/23	30,000	28,919
Medtronic, Inc., 3.50%, 3/15/25(2)	80,000	79,678
Medtronic, Inc., 4.375%, 3/15/35(2)	20,000	19,850
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	29,713
		1,254,826
Health Care Providers and Services — 0.5%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	136,013
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,711
Aetna, Inc., 2.75%, 11/15/22	60,000	57,255
Amsurg Corp., 5.625%, 7/15/22	90,000	92,194
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	157,125
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	58,300
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	36,050
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	100,000	106,625
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	117,453
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	156,607
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	85,000	83,513
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	152,064
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	105,134
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	151,900
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	100,000	100,750
HCA, Inc., 3.75%, 3/15/19	20,000	20,150
HCA, Inc., 4.25%, 10/15/19	125,000	127,656
HCA, Inc., 6.50%, 2/15/20	130,000	143,975
HCA, Inc., 7.50%, 2/15/22	215,000	247,183
HCA, Inc., 5.875%, 3/15/22	75,000	81,750
HCA, Inc., 4.75%, 5/1/23	180,000	182,923
HCA, Inc., 5.375%, 2/1/25	270,000	274,725
HealthSouth Corp., 5.75%, 11/1/24	95,000	96,558

IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	228,536
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	70,000	69,650
Kindred Healthcare, Inc., 8.00%, 1/15/20(2)	135,000	148,247
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	61,725
LifePoint Health, Inc., 5.50%, 12/1/21	175,000	182,766
NYU Hospitals Center, 4.43%, 7/1/42	30,000	29,159
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	160,318
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	172,631
Tenet Healthcare Corp., 6.00%, 10/1/20	190,000	203,775
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	40,350
Tenet Healthcare Corp., 8.125%, 4/1/22	335,000	371,850
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	232,875
UnitedHealth Group, Inc., 2.875%, 3/15/22	40,000	39,776
UnitedHealth Group, Inc., 3.75%, 7/15/25	30,000	30,747
Universal Health Services, Inc., 4.75%, 8/1/22(2)	100,000	103,250
		4,833,269
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	260,000	268,450
Affinity Gaming LLC / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	75,750
Boyd Gaming Corp., 6.875%, 5/15/23	106,000	109,445
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	59,550
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	102,713
Eldorado Resorts, Inc., 7.00%, 8/1/23(2)	130,000	130,162
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	225,000	232,312
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	255,000	267,112
International Game Technology plc, 6.25%, 2/15/22(2)	175,000	169,204
MGM Resorts International, 8.625%, 2/1/19	75,000	84,165
MGM Resorts International, 5.25%, 3/31/20	140,000	141,400
MGM Resorts International, 6.00%, 3/15/23	85,000	86,488
Pinnacle Entertainment, 7.50%, 4/15/21	165,000	175,312
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	83,600
Scientific Games International, Inc., 6.25%, 9/1/20	40,000	30,000
Scientific Games International, Inc., 7.00%, 1/1/22(2)	105,000	107,888
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	96,863
Station Casinos LLC, 7.50%, 3/1/21	400,000	425,160
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	20,000	18,575
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	184,500
		2,848,649
Household Durables — 0.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	130,000
Beazer Homes USA, Inc., 7.25%, 2/1/23	95,000	91,437
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	121,875
Century Communities, Inc., 6.875%, 5/15/22	30,000	28,763
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	470,000	368,950
KB Home, 4.75%, 5/15/19	35,000	34,563
Meritage Homes Corp., 7.00%, 4/1/22	125,000	134,062
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	100,000	102,750
Standard Pacific Corp., 8.375%, 5/15/18	345,000	391,575
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)	245,000	240,100
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	102,250
Toll Brothers Finance Corp., 6.75%, 11/1/19	50,000	55,750
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	200,000	198,000
WCI Communities, Inc., 6.875%, 8/15/21	160,000	168,400

William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	135,625
			2,304,100
Household Products — 0.1%
Energizer Holdings, Inc, 5.50%, 6/15/25(2)		65,000	63,456
Spectrum Brands, Inc., 6.375%, 11/15/20		305,000	324,444
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	140,235
Spectrum Brands, Inc., 5.75%, 7/15/25(2)		75,000	77,625
			605,760
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)		80,000	47,600
General Electric Co., 5.25%, 12/6/17		190,000	205,329
General Electric Co., 4.125%, 10/9/42		90,000	86,295
HD Supply, Inc., 7.50%, 7/15/20		285,000	305,663
HD Supply, Inc., 5.25%, 12/15/21(2)		100,000	103,625
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	48,813
Jack Cooper Holdings Corp., 10.25%, 6/1/20(2)		20,000	18,300
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		193,000	187,210
			1,002,835
Insurance — 0.3%
ACE INA Holdings, Inc., 3.15%, 3/15/25		70,000	67,203
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		150,000	152,813
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		150,000	151,500
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	122,117
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$30,000	30,956
American International Group, Inc., 4.875%, 6/1/22		90,000	98,275
American International Group, Inc., 4.50%, 7/16/44		40,000	38,346
American International Group, Inc., MTN, 5.85%, 1/16/18		120,000	131,159
AXA SA, 7.125%, 12/15/20	GBP	20,000	36,101
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$70,000	76,118
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		8,000	8,125
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	48,930
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	111,045
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	110,424
Genworth Financial, Inc., 7.625%, 9/24/21		$35,000	35,963
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		135,000	68,756
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	23,786
International Lease Finance Corp., 8.75%, 3/15/17		205,000	221,912
International Lease Finance Corp., 6.25%, 5/15/19		125,000	135,000
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		60,000	57,206
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		175,000	168,875
Lincoln National Corp., 6.25%, 2/15/20		100,000	115,329
Markel Corp., 4.90%, 7/1/22		70,000	75,936
Markel Corp., 3.625%, 3/30/23		20,000	19,781
MetLife, Inc., 1.76%, 12/15/17		30,000	30,159
MetLife, Inc., 4.125%, 8/13/42		30,000	27,779
MetLife, Inc., 4.875%, 11/13/43		30,000	31,451
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	29,914
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		60,000	67,104
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		70,000	78,383
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		40,000	40,465
Travelers Cos., Inc. (The), 4.60%, 8/1/43		40,000	40,942
Travelers Cos., Inc. (The), 4.30%, 8/25/45		20,000	19,690

Voya Financial, Inc., 5.50%, 7/15/22	30,000	33,848
Voya Financial, Inc., 5.70%, 7/15/43	50,000	56,931
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	126,875
WR Berkley Corp., 4.625%, 3/15/22	40,000	42,153
WR Berkley Corp., 4.75%, 8/1/44	30,000	29,349
		2,760,699
Internet Software and Services — 0.1%
Equinix, Inc., 5.375%, 4/1/23	70,000	70,525
IAC / InterActiveCorp, 4.75%, 12/15/22	80,000	74,700
Netflix, Inc., 5.375%, 2/1/21	40,000	41,500
Netflix, Inc., 5.75%, 3/1/24	175,000	183,531
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,200
VeriSign, Inc., 5.25%, 4/1/25	40,000	40,400
		449,856
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(2)	100,000	98,021
Audatex North America, Inc., 6.125%, 11/1/23(2)	160,000	159,182
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	65,000	64,025
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	70,000	69,475
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	37,132
First Data Corp., 8.25%, 1/15/21(2)	505,000	532,775
First Data Corp., 12.625%, 1/15/21	20,000	23,025
First Data Corp., 11.75%, 8/15/21	199,000	224,671
Xerox Corp., 2.95%, 3/15/17	30,000	30,477
		1,238,783
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	66,041
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	20,000	19,523
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	12,000	12,249
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	50,000	52,175
		149,988
Machinery†
Case New Holand, Inc., 7.875%, 12/1/17	170,000	185,088
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	127,650
Navistar International Corp., 8.25%, 11/1/21	50,000	43,875
Terex Corp., 6.50%, 4/1/20	50,000	52,125
		408,738
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	320,000	299,200
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	120,123
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	28,785
Altice Financing SA, 6.50%, 1/15/22(2)	145,000	145,725
Altice Financing SA, 6.625%, 2/15/23(2)	195,000	194,512
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	112,988
Altice Luxembourg SA, 7.75%, 5/15/22(2)	190,000	185,725
Altice Luxembourg SA, 7.625%, 2/15/25(2)	90,000	85,725
Altice US Finance I Corp., 5.375%, 7/15/23(2)	50,000	49,688
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	99,750
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	143,625
CBS Corp., 3.50%, 1/15/25	50,000	47,466
CBS Corp., 4.85%, 7/1/42	30,000	27,497
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	135,000	141,075

CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	260,000	262,730
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	170,425
CCO Safari II LLC, 4.91%, 7/23/25(2)	150,000	149,202
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	80,000	73,600
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	55,206
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	228,525
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	103,675
Comcast Corp., 6.40%, 5/15/38	100,000	123,580
Comcast Corp., 4.75%, 3/1/44	30,000	31,219
CSC Holdings LLC, 7.625%, 7/15/18	150,000	164,625
CSC Holdings LLC, 6.75%, 11/15/21	120,000	126,150
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	41,688
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	70,000	75,107
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	50,000	50,570
Discovery Communications LLC, 5.625%, 8/15/19	50,000	55,075
Discovery Communications LLC, 3.25%, 4/1/23	30,000	27,983
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,088
DISH DBS Corp., 6.75%, 6/1/21	260,000	261,664
DISH DBS Corp., 5.00%, 3/15/23	130,000	115,375
DISH DBS Corp., 5.875%, 11/15/24	80,000	73,100
Embarq Corp., 8.00%, 6/1/36	40,000	42,400
Gray Television, Inc., 7.50%, 10/1/20	75,000	77,835
iHeartCommunications, Inc., 10.00%, 1/15/18	85,000	62,050
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	119,306
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	161,766	92,409
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	30,241
Lamar Media Corp., 5.875%, 2/1/22	115,000	120,750
Lamar Media Corp., 5.00%, 5/1/23	140,000	139,650
McClatchy Co. (The), 9.00%, 12/15/22	35,000	31,806
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	67,243
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	54,157
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	48,732
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	109,890
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	35,000	34,650
Numericable-SFR SAS, 6.00%, 5/15/22(2)	380,000	380,950
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	9,912
Regal Entertainment Group, 5.75%, 3/15/22	100,000	101,070
RR Donnelley & Sons Co., 7.25%, 5/15/18	27,000	28,774
RR Donnelley & Sons Co., 6.00%, 4/1/24	130,000	123,240
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	133,281
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	30,000	29,542
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	100,000
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	76,400
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	129,844
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	90,000	92,925
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	54,450
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	129,025
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	38,799
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	27,111
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	24,057
Time Warner, Inc., 3.60%, 7/15/25	30,000	29,060
Time Warner, Inc., 7.70%, 5/1/32	105,000	134,410
Time Warner, Inc., 5.35%, 12/15/43	40,000	41,188

Unitymedia GmbH, 6.125%, 1/15/25(2)	90,000	92,756
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	115,238
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	165,325
UPCB Finance IV Ltd., 5.375%, 1/15/25(2)	125,000	121,875
Viacom, Inc., 4.50%, 3/1/21	30,000	30,391
Viacom, Inc., 3.125%, 6/15/22	10,000	8,969
Videotron Ltd., 5.00%, 7/15/22	175,000	175,438
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	105,000	102,113
Visant Corp., 10.00%, 10/1/17	85,000	69,700
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	58,180
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	30,000	29,021
Wind Acquisition Finance SA, 4.75%, 7/15/20(2)	130,000	131,300
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	165,000	169,125
WMG Acquisition Corp., 5.625%, 4/15/22(2)	160,000	159,200
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	82,344
		7,931,403
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	80,000	52,800
Alcoa, Inc., 5.40%, 4/15/21	110,000	113,506
Alcoa, Inc., 5.125%, 10/1/24	155,000	152,675
Alcoa, Inc., 5.95%, 2/1/37	60,000	58,575
Aleris International, Inc., 7.625%, 2/15/18	48,000	47,400
Allegheny Technologies, Inc., 5.95%, 1/15/21	65,000	59,475
ArcelorMittal, 5.25%, 2/25/17	230,000	234,600
ArcelorMittal, 6.125%, 6/1/18	200,000	208,500
ArcelorMittal, 6.25%, 3/1/21	75,000	74,250
ArcelorMittal, 6.125%, 6/1/25	25,000	23,125
ArcelorMittal, 7.50%, 3/1/41	290,000	267,525
Barrick North America Finance LLC, 4.40%, 5/30/21	90,000	84,974
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	25,636
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)	100,000	91,500
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)	45,000	32,400
First Quantum Minerals Ltd., 7.00%, 2/15/21(2)	50,000	35,500
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	112,000
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(2)	85,000	65,769
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(2)	115,000	105,369
FMG Resources August 2006 Pty Ltd., 6.875%, 4/1/22(2)	35,000	21,787
Freeport-McMoRan, Inc., 3.55%, 3/1/22	35,000	26,950
Freeport-McMoRan, Inc., 3.875%, 3/15/23	20,000	15,400
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	49,165
HudBay Minerals, Inc., 9.50%, 10/1/20	70,000	63,854
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	69,125
Newmont Mining Corp., 6.25%, 10/1/39	30,000	26,822
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	30,000	29,145
Southern Copper Corp., 5.25%, 11/8/42	20,000	16,306
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	112,269
Teck Resources Ltd., 3.15%, 1/15/17	60,000	56,718
United States Steel Corp., 7.375%, 4/1/20	40,000	36,596
Vale Overseas Ltd., 5.625%, 9/15/19	100,000	104,012
		2,473,728
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	50,135
Calpine Corp., 5.375%, 1/15/23	145,000	140,607

Calpine Corp., 5.75%, 1/15/25		225,000	218,813
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		10,000	8,901
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		40,000	37,032
Constellation Energy Group, Inc., 5.15%, 12/1/20		70,000	76,654
Consumers Energy Co., 2.85%, 5/15/22		20,000	19,900
Consumers Energy Co., 3.375%, 8/15/23		70,000	70,922
Dominion Resources, Inc., 6.40%, 6/15/18		120,000	133,691
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,662
Dominion Resources, Inc., 3.625%, 12/1/24		50,000	49,474
Dominion Resources, Inc., 4.90%, 8/1/41		30,000	30,441
Duke Energy Florida, Inc., 6.35%, 9/15/37		51,000	65,786
Duke Energy Florida, Inc., 3.85%, 11/15/42		40,000	37,458
Duke Energy Progress, Inc., 4.15%, 12/1/44		40,000	39,202
Dynegy, Inc., 6.75%, 11/1/19		75,000	78,141
Dynegy, Inc., 7.375%, 11/1/22		380,000	399,000
Dynegy, Inc., 7.625%, 11/1/24		60,000	62,700
Edison International, 3.75%, 9/15/17		40,000	41,682
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	123,293
Exelon Generation Co. LLC, 4.25%, 6/15/22		$40,000	40,781
Exelon Generation Co. LLC, 5.60%, 6/15/42		30,000	29,822
GenOn Energy, Inc., 9.50%, 10/15/18		165,000	159,431
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	76,000
Georgia Power Co., 4.30%, 3/15/42		30,000	26,766
IPALCO Enterprises, Inc., 5.00%, 5/1/18		90,000	95,850
Nisource Finance Corp., 5.65%, 2/1/45		40,000	45,630
NRG Energy, Inc., 7.625%, 1/15/18		150,000	158,625
NRG Energy, Inc., 6.25%, 7/15/22		50,000	49,000
NRG Energy, Inc., 6.25%, 5/1/24		155,000	148,025
PacifiCorp, 6.00%, 1/15/39		30,000	36,690
Potomac Electric Power Co., 3.60%, 3/15/24		40,000	40,569
Progress Energy, Inc., 3.15%, 4/1/22		40,000	40,060
RWE AG, 3.50%, 4/21/75	EUR	90,000	86,367
Sempra Energy, 6.50%, 6/1/16		$40,000	41,513
Sempra Energy, 2.40%, 3/15/20		30,000	29,905
Sempra Energy, 2.875%, 10/1/22		70,000	67,193
Southern Power Co., 5.15%, 9/15/41		20,000	20,038
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	106,977
Talen Energy Supply LLC, 4.625%, 7/15/19(2)		$80,000	76,000
Talen Energy Supply LLC, 6.50%, 6/1/25(2)		95,000	88,231
Virginia Electric and Power Co., 4.45%, 2/15/44		20,000	20,513
Xcel Energy, Inc., 4.80%, 9/15/41		20,000	20,821
			3,198,301
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		70,000	46,375
J.C. Penney Corp., Inc., 5.65%, 6/1/20		70,000	64,400
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		80,000	74,268
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		180,000	191,025
Target Corp., 4.00%, 7/1/42		100,000	96,011
			472,079
Oil, Gas and Consumable Fuels — 0.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		120,000	124,500
Anadarko Petroleum Corp., 5.95%, 9/15/16		14,000	14,612
Anadarko Petroleum Corp., 6.45%, 9/15/36		40,000	45,037

Antero Resources Corp., 5.125%, 12/1/22	170,000	153,850
Antero Resources Corp., 5.625%, 6/1/23(2)	35,000	32,200
Apache Corp., 4.75%, 4/15/43	30,000	27,586
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	35,000	15,575
California Resources Corp., 5.50%, 9/15/21	185,000	144,370
California Resources Corp., 6.00%, 11/15/24	200,000	151,500
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	66,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	135,000	129,600
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	63,350
Chaparral Energy, Inc., 7.625%, 11/15/22	35,000	15,925
Chesapeake Energy Corp., 6.625%, 8/15/20	205,000	164,000
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	73,750
Chesapeake Energy Corp., 4.875%, 4/15/22	145,000	105,850
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	56,288
Chevron Corp., 2.43%, 6/24/20	30,000	30,144
Cimarex Energy Co., 4.375%, 6/1/24	70,000	67,692
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	50,838
Comstock Resources, Inc., 10.00%, 3/15/20(2)	65,000	52,488
Concho Resources, Inc., 5.50%, 10/1/22	195,000	193,050
Concho Resources, Inc., 5.50%, 4/1/23	195,000	193,537
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	37,514
CONSOL Energy, Inc., 5.875%, 4/15/22	90,000	65,588
Continental Resources, Inc., 3.80%, 6/1/24	30,000	25,340
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	43,050
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	84,375
Devon Energy Corp., 5.00%, 6/15/45	10,000	9,549
Ecopetrol SA, 4.125%, 1/16/25	30,000	26,511
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	22,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24	100,000	20,250
EOG Resources, Inc., 5.625%, 6/1/19	120,000	134,545
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,832
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	250,000	243,375
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	55,000	47,025
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	43,800
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	78,053
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(2)	35,000	33,775
Halcon Resources Corp., 8.625%, 2/1/20(2)	65,000	57,281
Halcon Resources Corp., 8.875%, 5/15/21	85,000	31,025
Hess Corp., 6.00%, 1/15/40	30,000	29,964
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	63,350
Laredo Petroleum, Inc., 5.625%, 1/15/22	65,000	59,150
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	74,000
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	42,000
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	61,125
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	80,000	30,000
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,368
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	123,750
Newfield Exploration Co., 5.75%, 1/30/22	70,000	69,387
Newfield Exploration Co., 5.625%, 7/1/24	88,000	86,020
Noble Energy, Inc., 4.15%, 12/15/21	60,000	59,729
Noble Energy, Inc., 5.875%, 6/1/22	65,000	65,944
Oasis Petroleum, Inc., 6.875%, 3/15/22	125,000	104,375
Peabody Energy Corp., 6.00%, 11/15/18	75,000	25,313

Peabody Energy Corp., 6.50%, 9/15/20	20,000	5,375
Peabody Energy Corp., 6.25%, 11/15/21	85,000	22,738
Peabody Energy Corp., 10.00%, 3/15/22(2)	45,000	18,225
Penn Virginia Corp., 8.50%, 5/1/20	65,000	17,225
Petrobras Global Finance BV, 5.75%, 1/20/20	140,000	127,698
Petrobras Global Finance BV, 5.375%, 1/27/21	50,000	43,935
Petrobras Global Finance BV, 5.625%, 5/20/43	20,000	13,934
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	87,360
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,350
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	27,983
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	30,735
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	52,215
Phillips 66, 4.30%, 4/1/22	70,000	73,151
Phillips 66, 4.65%, 11/15/34	50,000	48,825
QEP Resources, Inc., 5.375%, 10/1/22	425,000	370,812
QEP Resources, Inc., 5.25%, 5/1/23	100,000	86,500
Range Resources Corp., 5.75%, 6/1/21	100,000	97,000
Range Resources Corp., 5.00%, 8/15/22	155,000	143,762
Rice Energy, Inc., 6.25%, 5/1/22	50,000	44,750
Sanchez Energy Corp., 6.125%, 1/15/23	90,000	67,950
SandRidge Energy, Inc., 7.50%, 3/15/21	100,000	30,375
Shell International Finance BV, 2.375%, 8/21/22	80,000	76,527
Shell International Finance BV, 3.625%, 8/21/42	30,000	25,886
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,059
SM Energy Co., 6.50%, 1/1/23	70,000	67,900
SM Energy Co., 5.00%, 1/15/24	70,000	60,550
Statoil ASA, 2.45%, 1/17/23	80,000	75,976
Statoil ASA, 4.80%, 11/8/43	40,000	42,756
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	100,000	95,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	129,937
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	45,156
Tesoro Corp., 4.25%, 10/1/17	100,000	102,750
Tesoro Corp., 5.375%, 10/1/22	20,000	20,050
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	38,180
Total Capital SA, 2.125%, 8/10/18	50,000	50,558
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	135,000
WPX Energy, Inc., 5.25%, 1/15/17	125,000	123,437
WPX Energy, Inc., 8.25%, 8/1/23	65,000	62,725
		6,530,200
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	70,000	70,016
International Paper Co., 6.00%, 11/15/41	30,000	31,923
Sappi Papier Holding GmbH, 6.625%, 4/15/21(2)	175,000	180,250
		282,189
Personal Products†
Avon Products, Inc., 5.75%, 3/15/23	85,000	64,281
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	60,000	59,980
AbbVie, Inc., 2.90%, 11/6/22	70,000	67,632
AbbVie, Inc., 3.60%, 5/14/25	20,000	19,706
AbbVie, Inc., 4.40%, 11/6/42	80,000	73,895
Actavis Funding SCS, 3.85%, 6/15/24	120,000	117,060
Actavis Funding SCS, 4.55%, 3/15/35	40,000	36,784

Actavis, Inc., 1.875%, 10/1/17	70,000	69,768
Actavis, Inc., 3.25%, 10/1/22	18,000	17,304
Actavis, Inc., 4.625%, 10/1/42	30,000	28,048
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(2)	60,000	64,275
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	155,000	156,550
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	135,000	140,738
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	134,225
Merck & Co., Inc., 2.40%, 9/15/22	60,000	57,782
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	102,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	225,000	235,125
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	65,000	69,956
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	119,600
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	221,812
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	152,438
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(2)	140,000	143,675
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	235,000	242,637
		2,330,990
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	64,912
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23(2)	135,000	122,850
Corrections Corp. of America, 4.125%, 4/1/20	100,000	101,000
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	76,313
DDR Corp., 3.625%, 2/1/25	40,000	37,669
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,262
Essex Portfolio LP, 3.375%, 1/15/23	30,000	29,647
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,336
HCP, Inc., 3.75%, 2/1/16	60,000	60,671
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,039
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	59,326
Hospitality Properties Trust, 4.65%, 3/15/24	120,000	118,574
Hospitality Properties Trust, 4.50%, 3/15/25	40,000	39,225
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	28,994
Kilroy Realty LP, 3.80%, 1/15/23	70,000	69,034
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	140,000	147,700
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,750
Realty Income Corp., 4.125%, 10/15/26	30,000	29,986
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,525
Senior Housing Properties Trust, 4.75%, 5/1/24	60,000	59,611
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	42,938
		1,276,362
Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	126,255
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	160,000	161,600
		287,855
Road and Rail†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	107,542
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	41,579
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	11,409
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	30,000	27,259
CSX Corp., 4.25%, 6/1/21	50,000	53,402
CSX Corp., 3.40%, 8/1/24	60,000	59,653
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	21,934
Union Pacific Corp., 4.75%, 9/15/41	80,000	84,702

		407,480

Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	35,000	22,750
Advanced Micro Devices, Inc., 7.00%, 7/1/24	75,000	48,000
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	73,219
Freescale Semiconductor, Inc., 6.00%, 1/15/22(2)	335,000	350,912
Intel Corp., 3.70%, 7/29/25	30,000	30,355
Micron Technology, Inc., 5.25%, 8/1/23(2)	100,000	93,750
Micron Technology, Inc., 5.50%, 2/1/25	135,000	125,887
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	65,000	65,244
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	52,375
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	50,000	51,875
		914,367
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	130,000	136,987
Infor US, Inc., 6.50%, 5/15/22(2)	115,000	108,100
Intuit, Inc., 5.75%, 3/15/17	172,000	182,331
Microsoft Corp., 2.375%, 5/1/23	30,000	28,626
Microsoft Corp., 2.70%, 2/12/25	50,000	48,254
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	50,500
Oracle Corp., 3.625%, 7/15/23	90,000	92,175
Oracle Corp., 3.40%, 7/8/24	10,000	10,081
		657,054
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	104,750
Ashtead Capital, Inc., 5.625%, 10/1/24(2)	70,000	69,869
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	99,000
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	33,900
Hertz Corp. (The), 6.75%, 4/15/19	125,000	128,125
Hertz Corp. (The), 7.375%, 1/15/21	115,000	120,462
Hertz Corp. (The), 6.25%, 10/15/22	65,000	66,463
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	86,668
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	110,512
Party City Holdings, Inc., 8.875%, 8/1/20	45,000	48,038
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	145,000	150,437
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	68,950
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	78,000
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	86,200
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	122,812
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	82,875
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	26,938
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	76,688
United Rentals North America, Inc., 4.625%, 7/15/23	100,000	98,750
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	192,750
		1,852,187
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	12,000	11,875
Apple, Inc., 2.85%, 5/6/21	60,000	61,081
Apple, Inc., 3.45%, 5/6/24	130,000	132,342
CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	195,000	190,125
Dell, Inc., 2.30%, 9/10/15	40,000	39,825
Dell, Inc., 5.875%, 6/15/19	120,000	124,788
Hewlett-Packard Co., 4.30%, 6/1/21	50,000	52,080

NCR Corp., 5.00%, 7/15/22	40,000	39,050
		651,166
Textiles, Apparel and Luxury Goods — 0.1%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	68,000	70,380
L Brands, Inc., 6.625%, 4/1/21	75,000	84,750
L Brands, Inc., 5.625%, 2/15/22	140,000	150,500
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	207,188
		512,818
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	134,813
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	118,307
Reynolds American, Inc., 4.45%, 6/12/25	60,000	61,706
		314,826
Wireless Telecommunication Services — 0.2%
Sprint Communications, 9.00%, 11/15/18(2)	100,000	111,625
Sprint Communications, 7.00%, 3/1/20(2)	100,000	106,470
Sprint Communications, 6.00%, 11/15/22	220,000	198,550
Sprint Corp., 7.25%, 9/15/21	265,000	258,375
Sprint Corp., 7.875%, 9/15/23	50,000	48,188
Sprint Corp., 7.125%, 6/15/24	285,000	265,050
Sprint Corp., 7.625%, 2/15/25	70,000	65,494
T-Mobile USA, Inc., 6.625%, 11/15/20	125,000	129,687
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	125,700
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	77,531
T-Mobile USA, Inc., 6.625%, 4/1/23	245,000	256,147
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	132,925
Vodafone Group plc, 5.625%, 2/27/17	30,000	31,712
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(2)	190,000	190,228
		1,997,682
TOTAL CORPORATE BONDS (Cost $88,679,229)		86,071,785
U.S. TREASURY SECURITIES — 5.7%
U.S. Treasury Bonds, 4.75%, 2/15/37	430,000	572,415
U.S. Treasury Bonds, 3.50%, 2/15/39	1,035,000	1,148,513
U.S. Treasury Bonds, 2.50%, 2/15/45	1,550,000	1,404,122
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	201,464
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,923,945	5,954,541
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	67,222	93,155
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	839,108	1,017,053
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	566,654	691,521
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,066,661	966,307
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	425,564	371,601
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,023,940	1,075,650
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,236,348	1,112,278
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,463,432	5,444,900
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,580,875	2,578,439
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,546,075	2,540,705
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,076,120	4,060,170
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,890,885	3,012,412
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	635,286	645,642
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,370,668	1,340,382
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,749,958	2,689,123

U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,499,097	1,451,303
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,511,936	4,455,686
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,534,125	1,537,281
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	552,761	530,920
U.S. Treasury Notes, 0.50%, 3/31/17	950,000	948,095
U.S. Treasury Notes, 1.00%, 2/15/18(3)	330,000	330,507
U.S. Treasury Notes, 0.75%, 4/15/18	3,550,000	3,528,551
U.S. Treasury Notes, 1.50%, 11/30/19	600,000	601,488
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	352,386
U.S. Treasury Notes, 1.375%, 2/29/20	350,000	348,471
U.S. Treasury Notes, 1.375%, 3/31/20(3)	3,750,000	3,729,712
U.S. Treasury Notes, 1.375%, 4/30/20	1,550,000	1,540,585
U.S. Treasury Notes, 1.50%, 5/31/20	770,000	769,503
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	451,834
U.S. Treasury Notes, 1.75%, 5/15/22	1,500,000	1,483,721
U.S. Treasury Notes, 1.875%, 5/31/22	350,000	348,843
U.S. Treasury Notes, 2.125%, 5/15/25	460,000	455,954
TOTAL U.S. TREASURY SECURITIES (Cost $59,526,977)		59,785,233
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 2.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.4%
FHLMC, VRN, 1.76%, 9/15/15	54,519	55,802
FHLMC, VRN, 1.84%, 9/15/15	145,560	149,372
FHLMC, VRN, 1.97%, 9/15/15	101,307	104,327
FHLMC, VRN, 1.98%, 9/15/15	101,611	104,668
FHLMC, VRN, 2.05%, 9/15/15	272,259	277,351
FHLMC, VRN, 2.28%, 9/15/15	104,498	111,599
FHLMC, VRN, 2.32%, 9/15/15	212,053	214,698
FHLMC, VRN, 2.42%, 9/15/15	51,838	55,431
FHLMC, VRN, 2.44%, 9/15/15	248,890	265,598
FHLMC, VRN, 2.50%, 9/15/15	72,940	78,032
FHLMC, VRN, 2.50%, 9/15/15	28,988	30,921
FHLMC, VRN, 2.53%, 9/15/15	38,732	41,188
FHLMC, VRN, 2.63%, 9/15/15	40,979	43,711
FHLMC, VRN, 2.86%, 9/15/15	36,569	37,677
FHLMC, VRN, 3.00%, 9/15/15	124,030	131,883
FHLMC, VRN, 3.26%, 9/15/15	94,064	100,084
FHLMC, VRN, 3.74%, 9/15/15	83,714	87,727
FHLMC, VRN, 4.04%, 9/15/15	66,340	69,715
FHLMC, VRN, 4.21%, 9/15/15	95,179	100,500
FHLMC, VRN, 4.65%, 9/15/15	73,756	77,755
FHLMC, VRN, 5.13%, 9/15/15	6,143	6,501
FHLMC, VRN, 6.12%, 9/15/15	32,148	34,207
FNMA, VRN, 1.90%, 9/25/15	116,042	122,151
FNMA, VRN, 1.94%, 9/25/15	335,187	351,644
FNMA, VRN, 1.94%, 9/25/15	201,732	212,285
FNMA, VRN, 1.94%, 9/25/15	291,315	306,118
FNMA, VRN, 1.94%, 9/25/15	180,031	188,810
FNMA, VRN, 1.96%, 9/25/15	254,241	267,114
FNMA, VRN, 2.25%, 9/25/15	51,447	54,769
FNMA, VRN, 2.31%, 9/25/15	45,237	48,436
FNMA, VRN, 2.34%, 9/25/15	36,090	38,635
FNMA, VRN, 2.40%, 9/25/15	133,814	142,841
FNMA, VRN, 2.70%, 9/25/15	138,134	141,918

FNMA, VRN, 3.36%, 9/25/15	89,010	93,214
FNMA, VRN, 3.64%, 9/25/15	56,808	59,461
FNMA, VRN, 3.92%, 9/25/15	72,226	76,535
FNMA, VRN, 5.07%, 9/25/15	116,851	124,517
		4,407,195
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.6%
FHLMC, 4.50%, 1/1/19	61,669	64,123
FHLMC, 7.00%, 8/1/29	1,407	1,595
FHLMC, 8.00%, 7/1/30	9,013	11,213
FHLMC, 5.50%, 12/1/33	67,264	76,749
FHLMC, 6.00%, 11/1/38	287,984	325,332
FHLMC, 6.50%, 7/1/47	5,298	5,867
FNMA, 3.00%, 9/14/15(5)	200,000	200,891
FNMA, 3.50%, 9/14/15(5)	2,035,000	2,108,967
FNMA, 4.00%, 9/14/15(5)	850,000	902,959
FNMA, 4.50%, 9/14/15(5)	210,000	227,547
FNMA, 5.00%, 9/14/15(5)	115,000	126,805
FNMA, 5.50%, 9/25/15(5)	85,000	95,107
FNMA, 5.50%, 12/1/16	6,033	6,144
FNMA, 5.00%, 9/1/20	35,119	37,538
FNMA, 2.625%, 9/6/24	130,000	131,114
FNMA, 7.00%, 6/1/26	416	486
FNMA, 7.50%, 3/1/27	1,336	1,340
FNMA, 7.00%, 1/1/29	4,339	4,811
FNMA, 6.50%, 4/1/29	11,134	12,788
FNMA, 6.50%, 8/1/29	7,515	8,632
FNMA, 6.50%, 12/1/29	15,919	18,284
FNMA, 7.00%, 3/1/30	3,438	3,752
FNMA, 8.00%, 7/1/30	11,116	12,065
FNMA, 7.50%, 9/1/30	2,372	2,762
FNMA, 6.625%, 11/15/30	800,000	1,144,282
FNMA, 5.00%, 7/1/31	9,578	10,598
FNMA, 7.00%, 9/1/31	10,919	12,265
FNMA, 6.50%, 1/1/32	3,963	4,551
FNMA, 6.50%, 8/1/32	6,959	8,030
FNMA, 6.50%, 11/1/32	70,329	83,593
FNMA, 5.50%, 6/1/33	22,731	25,679
FNMA, 5.50%, 8/1/33	39,748	44,619
FNMA, 5.00%, 11/1/33	296,285	328,313
FNMA, 4.50%, 9/1/35	173,671	188,883
FNMA, 5.00%, 2/1/36	235,358	259,676
FNMA, 5.50%, 1/1/37	163,574	183,557
FNMA, 6.50%, 8/1/37	119,871	133,990
FNMA, 5.00%, 4/1/40	560,289	619,125
FNMA, 4.00%, 1/1/41	1,436,501	1,548,979
FNMA, 4.50%, 1/1/41	770,613	844,699
FNMA, 4.50%, 7/1/41	710,630	777,435
FNMA, 4.50%, 9/1/41	61,889	67,298
FNMA, 4.00%, 12/1/41	470,187	505,249
FNMA, 3.50%, 5/1/42	348,602	362,184
FNMA, 3.50%, 6/1/42	196,405	204,656
FNMA, 3.00%, 11/1/42	666,337	672,590
FNMA, 6.50%, 8/1/47	17,073	19,069

FNMA, 6.50%, 8/1/47		31,284	34,960
FNMA, 6.50%, 9/1/47		31,919	35,682
FNMA, 6.50%, 9/1/47		1,763	1,971
FNMA, 6.50%, 9/1/47		11,985	13,398
FNMA, 6.50%, 9/1/47		17,419	19,479
FNMA, 6.50%, 9/1/47		4,652	5,198
GNMA, 3.50%, 9/21/15(5)		275,000	286,354
GNMA, 4.00%, 9/21/15(5)		1,800,000	1,908,246
GNMA, 7.50%, 10/15/25		1,335	1,378
GNMA, 6.00%, 3/15/26		14,904	16,755
GNMA, 7.00%, 12/15/27		3,837	3,940
GNMA, 6.50%, 2/15/28		1,050	1,200
GNMA, 7.50%, 5/15/30		3,121	3,249
GNMA, 7.00%, 5/15/31		17,006	20,439
GNMA, 5.50%, 11/15/32		40,625	46,676
GNMA, 6.50%, 10/15/38		554,537	634,128
GNMA, 4.50%, 5/20/41		537,116	583,763
GNMA, 4.50%, 6/15/41		522,195	576,913
GNMA, 3.50%, 4/20/45		166,854	174,065
			16,803,985
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $20,576,609)			21,211,180
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	377,000	271,835
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	164,000	120,276
			392,111
Austria†
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	85,000	110,013
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	45,000	59,589
Austria Government Bond, 1.65%, 10/21/24(2)	EUR	57,000	68,089
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	23,000	37,663
			275,354
Belgium — 0.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	170,000	238,879
Belgium Government Bond, 2.25%, 6/22/23	EUR	217,000	271,192
Belgium Government Bond, 5.00%, 3/28/35(2)	EUR	75,000	128,692
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	23,000	37,941
			676,704
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$180,000	196,020
Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/17	CAD	96,000	77,482
Canadian Government Bond, 3.25%, 6/1/21	CAD	350,000	300,786
Canadian Government Bond, 4.00%, 6/1/41	CAD	145,000	148,353
Province of British Columbia, 2.85%, 6/18/25	CAD	85,000	67,936
Province of Ontario Canada, 4.65%, 6/2/41	CAD	80,000	76,227
Province of Quebec Canada, 3.00%, 9/1/23	CAD	50,000	40,574
Province of Quebec Canada, 5.00%, 12/1/41	CAD	17,000	16,896
			728,254
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	102,500
Czech†

Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,000,000	53,466

Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	13,000	2,276
Denmark Government Bond, 7.00%, 11/10/24	DKK	147,000	34,438
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	14,975
			51,689
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	50,000	60,161
France — 0.1%
France Government Bond OAT, 3.25%, 10/25/21	EUR	295,000	386,264
France Government Bond OAT, 5.50%, 4/25/29	EUR	110,000	184,554
France Government Bond OAT, 3.25%, 5/25/45	EUR	180,000	255,307
			826,125
Germany — 0.1%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	300,000	384,530
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	193,000	238,158
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	136,000	190,642
			813,330
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	40,000	55,166
Ireland Government Bond, 3.40%, 3/18/24	EUR	26,000	34,292
			89,458
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	73,000	87,652
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	505,000	583,853
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	243,000	326,238
Italy Government International Bond, 6.875%, 9/27/23		$60,000	75,914
			1,073,657
Japan — 0.4%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	55,000,000	457,738
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	172,100,000	1,498,222
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	110,400,000	1,112,746
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	23,100,000	217,621
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	61,000,000	592,038
			3,878,365
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	69,006
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,700,000	105,704
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$200,000	224,000
Mexico Government International Bond, 5.125%, 1/15/20		$70,000	76,825
Mexico Government International Bond, 6.05%, 1/11/40		$80,000	90,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$60,000	56,250
			552,779
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	283,000	369,106
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	11,000	15,662
			384,768
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	57,000	39,073
Norway†
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	502,000	69,949
Peru†

Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	47,800
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	64,500
			112,300
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	57,536
Poland Government International Bond, 5.125%, 4/21/21		$70,000	78,609
			136,145
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	36,568
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	110,480
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$80,000	80,948
Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	245,000	314,364
Spain Government Bond, 5.85%, 1/31/22(2)	EUR	11,000	15,650
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	210,000	280,837
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	660,000	714,434
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	57,000	87,805
			1,413,090
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	875,000	125,143
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	302,000	358,705
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,200,000	67,032
United Kingdom — 0.1%
United Kingdom Gilt, 5.00%, 3/7/18	GBP	135,000	228,849
United Kingdom Gilt, 5.00%, 3/7/25	GBP	150,000	291,971
United Kingdom Gilt, 4.25%, 3/7/36	GBP	90,000	176,921
United Kingdom Gilt, 4.50%, 12/7/42	GBP	265,000	560,696
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	22,336
			1,280,773
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		30,000	24,825
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,170,822)			14,078,778
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		24,867	26,104
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.51%, 9/1/15		40,692	40,716
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		203,632	159,453
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.76%, 9/1/15		105,306	106,162
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		32,098	32,237
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 9/1/15		196,409	196,531
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		68,126	71,155
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 9/1/15		83,025	82,579
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 9/1/15		154,359	152,229
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.81%, 9/1/15		68,009	67,344
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 9/1/15		147,263	145,958
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.60%, 9/1/15		47,635	45,731
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.30%, 9/1/15		109,459	106,779
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 9/1/15		148,656	148,273

GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.53%, 9/1/15	126,283	125,397
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 9/1/15	214,830	216,009
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.78%, 9/1/15	51,485	52,075
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.50%, 9/1/15	59,117	58,636
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 9/1/15	47,189	47,068
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 9/1/15	124,900	125,955
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/15(2)	149,019	148,828
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 9/1/15	209,067	215,123
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	48,151	49,690
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 9/25/15	133,310	131,618
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.52%, 9/1/15	85,612	84,224
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.52%, 9/1/15	34,245	34,479
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 9/1/15	39,068	38,893
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/15	44,960	45,208
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 9/1/15(2)	130,447	134,330
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 9/1/15	142,700	143,066
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 9/1/15	88,125	88,230
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.94%, 9/25/15	107,541	103,950
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	79,160	81,732
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 9/1/15	238,857	237,848
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.45%, 9/1/15	89,562	88,338
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.71%, 9/1/15	124,617	128,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 9/1/15	160,595	160,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	98,727	101,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	100,451	102,354
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	150,062	158,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.69%, 9/1/15	282,997	289,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.68%, 9/1/15	87,181	88,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 9/1/15	124,545	127,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.66%, 9/1/15	41,663	42,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 9/1/15	52,949	52,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.69%, 9/1/15	42,838	43,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.66%, 9/1/15	82,209	83,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 9/1/15	77,319	78,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 9/1/15	214,692	215,394
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	121,911	124,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.83%, 9/1/15	100,446	98,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	60,807	62,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	49,023	50,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	35,667	36,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 9/1/15	103,307	102,910
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.60%, 9/1/15	72,329	67,349
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	75,297	79,634
		5,926,996
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	256,639	278,502
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	211,493	211,429
		489,931
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,445,984)		6,416,927
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/15	116,366	116,613
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	75,000	75,132

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 9/15/15(2)	275,000	274,574
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	225,000	223,166
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	275,000	276,094
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(2)	100,000	103,191
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.15%, 9/15/15(2)	408,095	408,325
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.00%, 9/15/15(2)	375,000	373,202
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	268,610
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 9/1/15	225,000	236,259
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	300,000	313,986
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 9/1/15(2)	200,000	195,928
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	275,000	272,935
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(2)	75,000	75,508
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37	450,000	448,299
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	150,000	150,711
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/15(2)	425,000	429,756
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.10%, 9/15/15(2)	275,000	273,747
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	25,000	26,755
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	150,000	161,053
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	22,965	23,171
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/1/15(2)	225,000	226,853
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,960,455)		4,953,868
ASSET-BACKED SECURITIES(4) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	50,346	53,556
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	225,000	230,034
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(2)	150,000	150,069
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	75,413
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.56%, 9/15/15	275,000	274,144
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.70%, 9/15/15(2)	225,000	224,361
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.45%, 9/15/15	100,000	99,454
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.61%, 9/7/15(2)	280,861	280,340
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	104,698	104,610
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	100,632	100,444
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	300,000	300,407
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.37%, 9/15/15	88,218	88,146
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 9/10/15(2)	312,814	312,288
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	67,528	67,887
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	331,838	328,897
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.65%, 9/17/15(2)	147,150	147,350
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	78,876	78,869
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	250,000	249,817
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	180,687	179,838
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	175,000	175,500
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	93,874	93,304
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	61,193	61,333
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	176,044	175,914
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.53%, 9/15/15	225,000	225,050
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	80,318	85,237
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	56,223	55,319
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	200,000	200,151
TOTAL ASSET-BACKED SECURITIES (Cost $4,420,024)		4,417,732

EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF	566	62,730
iShares MSCI EAFE ETF	10,720	642,879
iShares MSCI EAFE Value ETF	13,105	642,669
iShares MSCI Emerging Markets ETF	30,548	1,033,744
iShares MSCI Japan ETF	10,800	130,896
iShares Russell Mid-Cap Value ETF	6,261	436,767
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,124,728)		2,949,685
COMMERCIAL PAPER(6) — 0.2%
Bennington Stark Capital Co. LLC, 0.23%, 10/8/15(2)	250,000	249,934
Crown Point Capital Co. LLC, 0.20%, 9/4/15(2)	250,000	249,995
Jupiter Securitization Co. LLC, 0.38%, 12/8/15(2)	250,000	249,740
Lexington Parker Capital Co. LLC, 0.20%, 9/14/15(2)	250,000	249,984
Liberty Street Funding LLC, 0.22%, 10/1/15(2)	250,000	249,950
Old Line Funding LLC, 0.28%, 10/2/15(2)	250,000	249,954
Thunder Bay Funding LLC, 0.30%, 11/18/15(2)	250,000	249,812
Toronto-Dominion Holdings USA, 0.24%, 9/18/15(2)	250,000	249,979
Toyota Motor Credit Corp., 0.29%, 11/23/15	250,000	249,858
TOTAL COMMERCIAL PAPER (Cost $2,249,203)		2,249,206
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	100,000	131,739
California GO, (Building Bonds), 6.65%, 3/1/22	20,000	24,337
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	29,035
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	62,504
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	59,117
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	79,146
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	54,384
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	64,475
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	41,784
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	15,000	19,362
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	10,000	13,065
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	96,726
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	40,257
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	5,000	6,284
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	90,190
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	62,627
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	10,000	9,844
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	104,475
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	171,122
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	51,391
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	10,000	11,930
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	5,000	6,790
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	66,447
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.19%, 9/2/15 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	23,653
TOTAL MUNICIPAL SECURITIES (Cost $1,507,277)		1,720,684
RIGHTS†
Internet Software and Services†

PChome Online, Inc. (Cost $—)	2,257	—
TEMPORARY CASH INVESTMENTS — 1.6%
SSgA U.S. Government Money Market Fund, Class N	7,651,955	7,651,955
State Street Institutional Liquid Reserves Fund, Premier Class	9,564,476	9,564,476
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,216,431)		17,216,431
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $955,472,191)		1,047,987,375
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,866,282)
TOTAL NET ASSETS — 100.0%		$1,046,121,093

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	378,535	AUD	495,821	Barclays Bank plc	9/16/15	25,935
USD	44,476	AUD	60,769	Barclays Bank plc	9/16/15	1,260
USD	92,028	AUD	130,000	Westpac Group	9/16/15	(421)
CAD	123,993	USD	100,000	Barclays Bank plc	9/16/15	(5,757)
CAD	104,776	USD	80,000	JPMorgan Chase Bank N.A.	9/16/15	(363)
CAD	113,571	USD	85,257	JPMorgan Chase Bank N.A.	9/30/15	1,063
USD	768,663	CAD	949,282	Barclays Bank plc	9/16/15	47,147
USD	94,069	CAD	119,116	Barclays Bank plc	9/16/15	3,533
USD	70,000	CAD	90,131	Barclays Bank plc	9/16/15	1,495
USD	100,000	CAD	131,579	Barclays Bank plc	9/16/15	(8)
USD	19,739	CAD	25,642	JPMorgan Chase Bank N.A.	9/16/15	249
USD	78,279	CAD	103,818	JPMorgan Chase Bank N.A.	9/30/15	(628)
USD	1,204,834	CAD	1,597,924	JPMorgan Chase Bank N.A.	9/30/15	(9,663)
USD	1,078,913	CAD	1,430,919	JPMorgan Chase Bank N.A.	9/30/15	(8,653)
USD	1,435,889	CAD	1,904,363	JPMorgan Chase Bank N.A.	9/30/15	(11,516)
USD	91,297	CAD	121,342	JPMorgan Chase Bank N.A.	9/30/15	(929)
USD	68,632	CAD	91,219	JPMorgan Chase Bank N.A.	9/30/15	(698)
USD	49,320	CAD	65,627	JPMorgan Chase Bank N.A.	9/30/15	(560)
USD	61,164	CAD	81,388	JPMorgan Chase Bank N.A.	9/30/15	(694)
USD	120,095	CHF	115,361	JPMorgan Chase Bank N.A.	9/16/15	700
USD	250,715	CHF	232,527	UBS AG	9/16/15	10,057
CLP	102,008,501	USD	160,076	UBS AG	9/16/15	(13,041)
USD	90,000	CLP	57,825,000	UBS AG	9/16/15	6,651
USD	70,000	CLP	45,307,500	UBS AG	9/16/15	4,694
USD	100,000	CLP	68,220,000	UBS AG	9/16/15	1,667
CNY	489,600	USD	79,603	UBS AG	9/16/15	(3,184)
USD	83,990	CNY	515,615	Westpac Group	9/16/15	3,511
CZK	1,212,019	USD	50,000	Barclays Bank plc	9/16/15	327
USD	97,896	CZK	2,373,100	Deutsche Bank	9/16/15	(642)
USD	57,826	DKK	381,246	Barclays Bank plc	9/16/15	489
EUR	90,000	USD	100,898	JPMorgan Chase Bank N.A.	9/16/15	116
EUR	230,000	USD	256,577	Westpac Group	9/16/15	1,570
EUR	2,213	USD	2,521	UBS AG	9/30/15	(36)
USD	8,231,422	EUR	7,266,862	Barclays Bank plc	9/16/15	75,269
USD	110,769	EUR	100,000	Barclays Bank plc	9/16/15	(1,469)
USD	16,268	EUR	14,806	Deutsche Bank	9/16/15	(350)
USD	155,949	EUR	138,795	JPMorgan Chase Bank N.A.	9/16/15	168
USD	54,850	EUR	50,000	JPMorgan Chase Bank N.A.	9/16/15	(1,269)

USD	32,819	EUR	30,000	JPMorgan Chase Bank N.A.	9/16/15	(853)
USD	90,550	EUR	80,561	State Street Bank & Trust Co.	9/16/15	130
USD	55,496	EUR	50,000	UBS AG	9/16/15	(622)
USD	383,785	EUR	331,792	UBS AG	9/16/15	11,390
USD	1,742,660	EUR	1,530,771	UBS AG	9/30/15	24,205
USD	781,089	EUR	686,117	UBS AG	9/30/15	10,849
USD	19,065	EUR	16,747	UBS AG	9/30/15	265
USD	466	EUR	414	UBS AG	9/30/15	1
USD	30,929	EUR	27,695	UBS AG	9/30/15	(162)
USD	114,091	EUR	102,162	UBS AG	9/30/15	(597)
USD	428	EUR	381	UBS AG	9/30/15	—
GBP	30,000	USD	47,162	Westpac Group	9/16/15	(1,131)
USD	25,015	GBP	16,318	Barclays Bank plc	9/16/15	(23)
USD	46,889	GBP	30,000	Barclays Bank plc	9/16/15	858
USD	1,848,324	GBP	1,202,188	Deutsche Bank	9/16/15	3,720
USD	92,311	GBP	60,000	State Street Bank & Trust Co.	9/16/15	248
HUF	256,061	USD	923	Deutsche Bank	9/16/15	(6)
HUF	27,787,170	USD	100,000	Deutsche Bank	9/16/15	(533)
USD	107,508	HUF	29,693,817	Barclays Bank plc	9/16/15	1,216
INR	8,972,600	USD	140,000	UBS AG	9/16/15	(5,148)
USD	210,000	INR	13,936,650	UBS AG	9/16/15	541
JPY	4,902,584	USD	40,000	JPMorgan Chase Bank N.A.	9/16/15	446
JPY	18,662,100	USD	150,000	Westpac Group	9/16/15	3,963
USD	4,128,979	JPY	512,973,289	Deutsche Bank	9/16/15	(103,059)
USD	202,657	JPY	24,257,429	Credit Suisse AG	9/30/15	2,477
USD	7,853	JPY	945,795	Credit Suisse AG	9/30/15	48
USD	8,298	JPY	1,005,182	Credit Suisse AG	9/30/15	3
KRW	98,729,995	USD	88,650	Westpac Group	9/16/15	(5,188)
USD	90,000	KRW	105,186,006	UBS AG	9/16/15	1,080
USD	150,000	KRW	176,250,000	Westpac Group	9/16/15	1,005
MXN	1,694,227	USD	110,000	Barclays Bank plc	9/17/15	(8,708)
MXN	1,145,123	USD	70,000	Barclays Bank plc	9/17/15	(1,537)
USD	223,240	MXN	3,496,295	Barclays Bank plc	9/17/15	14,209
USD	130,000	MXN	2,181,429	Barclays Bank plc	9/17/15	(420)
MYR	212,200	USD	50,000	UBS AG	9/17/15	854
USD	90,000	MYR	346,834	UBS AG	9/17/15	6,881
USD	90,000	MYR	339,975	Westpac Group	9/17/15	8,524
USD	70,000	MYR	263,991	Westpac Group	9/17/15	6,734
NOK	495,283	USD	60,000	JPMorgan Chase Bank N.A.	9/16/15	(145)
USD	83,418	NOK	645,602	Deutsche Bank	9/16/15	5,397
USD	50,000	NOK	417,713	JPMorgan Chase Bank N.A.	9/16/15	(481)
NZD	172,705	USD	114,370	Barclays Bank plc	9/16/15	(5,030)
NZD	170,000	USD	111,154	State Street Bank & Trust Co.	9/16/15	(3,527)
USD	142,422	NZD	201,296	Barclays Bank plc	9/16/15	14,982
USD	40,968	NZD	60,000	Barclays Bank plc	9/16/15	2,982
USD	95,749	NZD	140,000	Barclays Bank plc	9/16/15	7,115
PHP	4,214,700	USD	90,000	UBS AG	9/16/15	40
USD	190,000	PHP	8,883,450	UBS AG	9/16/15	220
USD	58,061	PLN	215,402	Deutsche Bank	9/16/15	1,041
SEK	817,780	USD	100,000	Barclays Bank plc	9/16/15	(3,375)
SEK	509,871	USD	60,000	Barclays Bank plc	9/16/15	244
SEK	842,347	USD	100,000	Barclays Bank plc	9/16/15	(472)
USD	100,000	SEK	845,800	Barclays Bank plc	9/16/15	64

USD	100,000	SEK	845,579	Barclays Bank plc	9/16/15	91
USD	132,534	SEK	1,082,514	Deutsche Bank	9/16/15	4,630
SGD	181,672	USD	130,000	UBS AG	9/16/15	(1,333)
USD	40,649	SGD	55,061	Barclays Bank plc	9/16/15	1,653
THB	2,515,940	USD	70,000	UBS AG	9/16/15	142
THB	2,456,236	USD	72,413	Westpac Group	9/16/15	(3,935)
USD	100,000	THB	3,517,800	UBS AG	9/16/15	1,927
USD	99,328	THB	3,368,000	Westpac Group	9/16/15	5,431
USD	50,000	THB	1,693,250	Westpac Group	9/16/15	2,794
TRY	155,820	USD	55,330	Deutsche Bank	9/16/15	(2,031)
USD	60,000	TRY	166,710	Barclays Bank plc	9/16/15	2,976
TWD	3,672,600	USD	120,000	Westpac Group	9/16/15	(6,914)
USD	109,662	TWD	3,385,800	UBS AG	9/16/15	5,406
USD	140,000	TWD	4,498,200	Westpac Group	9/16/15	1,492
ZAR	1,263,659	USD	100,789	Barclays Bank plc	9/16/15	(5,722)
USD	217,336	ZAR	2,748,945	Deutsche Bank	9/16/15	10,528
						133,870

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
7	U.S. Treasury 2-Year Notes	December 2015	1,529,281	(2,203)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
8	U.S. Treasury 10-Year Notes	December 2015	1,016,500	3,982

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	3,910,500	Sell	5.00	6/20/20	3.91	(47,378)	214,582

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PJSC	-	Public Joint Stock Company
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $32,291,284, which represented 3.1% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $16,031.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	583,085,875	243,829,991	—
Corporate Bonds	—	86,071,785	—
U.S. Treasury Securities	—	59,785,233	—
U.S. Government Agency Mortgage-Backed Securities	—	21,211,180	—
Sovereign Governments and Agencies	—	14,078,778	—
Collateralized Mortgage Obligations	—	6,416,927	—
Commercial Mortgage-Backed Securities	—	4,953,868	—
Asset-Backed Securities	—	4,417,732	—
Exchange-Traded Funds	2,949,685	—	—
Commercial Paper	—	2,249,206	—
Municipal Securities	—	1,720,684	—
Rights	—	—	—
Temporary Cash Investments	17,216,431	—	—
	603,251,991	444,735,384	—
Other Financial Instruments
Futures Contracts	3,982	—	—
Forward Foreign Currency Exchange Contracts	—	354,703	—
	3,982	354,703	—
Liabilities
Other Financial Instruments
Futures Contracts	(2,203)	—	—
Swap Agreements	—	(47,378)	—
Forward Foreign Currency Exchange Contracts	—	(220,833)	—
	(2,203)	(268,211)	—

3. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$965,131,433
Gross tax appreciation of investments	$126,029,377
Gross tax depreciation of investments	(43,173,435)
Net tax appreciation (depreciation) of investments	$82,855,942

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
August 31, 2015

Global Allocation - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 84.6%
International Equity Funds — 34.2%
Emerging Markets Fund Institutional Class	203,401	1,659,748
Global Gold Fund Institutional Class	52,378	309,552
Global Real Estate Fund Institutional Class	271,916	2,972,040
International Growth Fund Institutional Class	224,362	2,699,075
NT International Small-Mid Cap Fund R6 Class(2)	67,732	677,324
NT International Value Fund R6 Class(2)	221,025	2,024,588
		10,342,327
Domestic Equity Funds — 21.4%
AC Alternatives Equity Market Neutral Fund Institutional Class(2)	26,712	302,912
AC Alternatives Market Neutral Value Fund Institutional Class	28,389	303,479
Core Equity Plus Fund Institutional Class	136,654	1,805,193
Heritage Fund Institutional Class	26,792	676,234
Large Company Value Fund Institutional Class	105,915	904,517
Mid Cap Value Fund Institutional Class	23,713	378,934
Select Fund Institutional Class	23,116	1,349,266
Small Company Fund Institutional Class	59,780	758,610
		6,479,145
International Fixed Income Funds — 15.0%
Emerging Markets Debt Fund R6 Class	93,623	910,012
International Bond Fund Institutional Class	292,699	3,623,615
		4,533,627
Domestic Fixed Income Funds — 14.0%
Diversified Bond Fund Institutional Class	196,926	2,118,919
High-Yield Fund Institutional Class	376,840	2,129,148
		4,248,067
TOTAL MUTUAL FUNDS (Cost $24,823,182)		25,603,166
EXCHANGE-TRADED FUNDS — 13.5%
iShares Global Tech ETF	3,594	328,025
iShares S&P GSCI Commodity Indexed Trust(2)	103,524	1,881,031
PowerShares DB Agriculture Fund(2)	30,889	644,962
ProShares VIX Mid-Term Futures ETF(2)	10,111	641,442
SPDR Gold Shares(2)	2,750	299,255
Sprott Physical Gold Trust(2)	31,953	299,080
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,494,652)		4,093,795
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.625%, 4/30/19, valued at $126,943), in a joint trading account at 0.03%, dated 8/31/15, due 9/1/15 (Delivery value $124,436)		124,436
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $406,519), at 0.02%, dated 8/31/15, due 9/1/15 (Delivery value $396,000)		396,000
SSgA U.S. Government Money Market Fund, Class N	84,265	84,265
State Street Institutional Liquid Reserves Fund, Premier Class	37,105	37,105
TOTAL TEMPORARY CASH INVESTMENTS (Cost $641,806)		641,806
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $30,959,640)		30,338,767
OTHER ASSETS AND LIABILITIES — (0.2)%		(63,626)
TOTAL NET ASSETS — 100.0%		$30,275,141

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	30,000	USD	21,393	JPMorgan Chase Bank N.A.	9/16/15	(59)
USD	169	AUD	222	Barclays Bank plc	9/16/15	12
USD	56,632	AUD	80,000	Westpac Group	9/16/15	(259)
BRL	69	USD	22	UBS AG	9/16/15	(3)
CAD	86,795	USD	70,000	Barclays Bank plc	9/16/15	(4,030)
CAD	22,136	USD	17,916	JPMorgan Chase Bank N.A.	9/16/15	(1,091)
CAD	72,034	USD	55,000	JPMorgan Chase Bank N.A.	9/16/15	(250)
CAD	26,558	USD	20,000	UBS AG	9/16/15	186
USD	17,922	CAD	22,133	Barclays Bank plc	9/16/15	1,099
USD	68,612	CAD	86,881	Barclays Bank plc	9/16/15	2,577
USD	55,000	CAD	70,817	Barclays Bank plc	9/16/15	1,175
USD	55,000	CAD	72,368	Barclays Bank plc	9/16/15	(5)
CLP	73,493,526	USD	115,329	UBS AG	9/16/15	(9,395)
CLP	20,759,133	USD	30,000	UBS AG	9/16/15	(78)
USD	65,000	CLP	41,762,500	UBS AG	9/16/15	4,803
USD	50,000	CLP	32,362,500	UBS AG	9/16/15	3,353
USD	67,000	CLP	45,707,400	UBS AG	9/16/15	1,117
CNY	366,326	USD	59,560	UBS AG	9/16/15	(2,383)
USD	819	CNY	5,017	UBS AG	9/16/15	36
USD	58,810	CNY	361,035	Westpac Group	9/16/15	2,458
CZK	727,212	USD	30,000	Barclays Bank plc	9/16/15	196
USD	31,193	CZK	756,162	Deutsche Bank	9/16/15	(205)
EUR	10,000	USD	11,176	Barclays Bank plc	9/16/15	48
EUR	10,000	USD	11,176	Barclays Bank plc	9/16/15	48
EUR	40,000	USD	44,308	Barclays Bank plc	9/16/15	587
EUR	80,000	USD	90,174	Barclays Bank plc	9/16/15	(384)
USD	32,819	EUR	30,000	JPMorgan Chase Bank N.A.	9/16/15	(852)
USD	254,808	EUR	224,852	UBS AG	9/16/15	2,439
GBP	80,037	USD	123,054	Deutsche Bank	9/16/15	(248)
USD	69,233	GBP	45,000	State Street Bank & Trust Co.	9/16/15	186
USD	7,888	GBP	5,000	UBS AG	9/16/15	216
HUF	16,672,302	USD	60,000	Deutsche Bank	9/16/15	(320)
HUF	329,140	USD	1,180	UBS AG	9/16/15	(2)
USD	61,357	HUF	16,946,865	Barclays Bank plc	9/16/15	694
USD	24	HUF	6,659	UBS AG	9/16/15	—
INR	5,768,100	USD	90,000	UBS AG	9/16/15	(3,309)
INR	1,327,200	USD	20,000	UBS AG	9/16/15	(53)
USD	135,000	INR	8,959,275	UBS AG	9/16/15	348
JPY	1,846,993	USD	15,000	Deutsche Bank	9/16/15	238
JPY	3,676,938	USD	30,000	JPMorgan Chase Bank N.A.	9/16/15	335
JPY	3,018,620	USD	25,000	JPMorgan Chase Bank N.A.	9/16/15	(96)
JPY	3,077,935	USD	25,000	State Street Bank & Trust Co.	9/16/15	393
JPY	13,063,470	USD	105,000	Westpac Group	9/16/15	2,774
USD	247,477	JPY	30,745,842	Deutsche Bank	9/16/15	(6,177)
KRW	41,293,662	USD	35,000	UBS AG	9/16/15	(92)
KRW	85,708,626	USD	76,958	Westpac Group	9/16/15	(4,504)
USD	65,000	KRW	75,967,671	UBS AG	9/16/15	780
USD	10,000	KRW	11,196,000	Westpac Group	9/16/15	535

USD	85,000	KRW	99,875,000	Westpac Group	9/16/15	570
MXN	1,155,155	USD	75,000	Barclays Bank plc	9/17/15	(5,937)
MXN	817,945	USD	50,000	Barclays Bank plc	9/17/15	(1,098)
MXN	253,743	USD	15,000	UBS AG	9/17/15	170
USD	73,672	MXN	1,153,813	Barclays Bank plc	9/17/15	4,689
USD	85,000	MXN	1,426,319	Barclays Bank plc	9/17/15	(275)
MYR	148,540	USD	35,000	UBS AG	9/17/15	598
MYR	104,358	USD	25,000	UBS AG	9/17/15	10
USD	60,000	MYR	231,223	UBS AG	9/17/15	4,587
USD	50,000	MYR	194,550	UBS AG	9/17/15	3,376
NOK	288,915	USD	35,000	JPMorgan Chase Bank N.A.	9/16/15	(85)
USD	157	NOK	1,211	Deutsche Bank	9/16/15	10
USD	35,000	NOK	292,399	JPMorgan Chase Bank N.A.	9/16/15	(337)
NZD	119,691	USD	79,262	Barclays Bank plc	9/16/15	(3,486)
NZD	1,479	USD	986	JPMorgan Chase Bank N.A.	9/16/15	(50)
NZD	125,000	USD	81,731	State Street Bank & Trust Co.	9/16/15	(2,593)
USD	74,992	NZD	105,992	Barclays Bank plc	9/16/15	7,889
USD	13,858	NZD	20,000	Barclays Bank plc	9/16/15	1,196
USD	82,071	NZD	120,000	Barclays Bank plc	9/16/15	6,099
PHP	2,341,500	USD	50,000	UBS AG	9/16/15	22
PHP	1,171,250	USD	25,000	UBS AG	9/16/15	22
USD	15,000	PHP	688,532	UBS AG	9/16/15	291
USD	100,000	PHP	4,675,500	UBS AG	9/16/15	116
SEK	572,446	USD	70,000	Barclays Bank plc	9/16/15	(2,363)
SEK	297,425	USD	35,000	Barclays Bank plc	9/16/15	142
USD	65,000	SEK	549,770	Barclays Bank plc	9/16/15	42
USD	10,000	SEK	84,490	Barclays Bank plc	9/16/15	17
USD	2,408	SEK	19,739	JPMorgan Chase Bank N.A.	9/16/15	76
SGD	865	USD	639	Barclays Bank plc	9/16/15	(26)
THB	1,617,390	USD	45,000	UBS AG	9/16/15	91
THB	2,542,575	USD	75,000	Westpac Group	9/16/15	(4,115)
USD	70,000	THB	2,462,460	UBS AG	9/16/15	1,349
USD	75,717	THB	2,567,396	Westpac Group	9/16/15	4,140
TRY	111,301	USD	39,522	Deutsche Bank	9/16/15	(1,451)
USD	40,000	TRY	111,140	Barclays Bank plc	9/16/15	1,984
TWD	968,401	USD	30,000	UBS AG	9/16/15	(181)
TWD	462,000	USD	15,000	Westpac Group	9/16/15	(774)
TWD	2,295,375	USD	75,000	Westpac Group	9/16/15	(4,321)
USD	84,738	TWD	2,616,300	UBS AG	9/16/15	4,178
USD	85,000	TWD	2,731,050	Westpac Group	9/16/15	906
ZAR	914,573	USD	72,946	Barclays Bank plc	9/16/15	(4,141)
USD	72,946	ZAR	922,650	Deutsche Bank	9/16/15	3,534
						7,709

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	25,603,166	—	—
Exchange-Traded Funds	4,093,795	—	—
Temporary Cash Investments	121,370	520,436	—
	29,818,331	520,436	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	72,737	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(65,028)	—
3. Affiliated Company Transactions

A summary of transactions for each affiliated fund for the nine months ended August 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Fund	$3,174,325	$6,307	$1,196,238	$105,549	$6,307	$1,659,748
Global Gold Fund	1,308,173	74,700	1,290,572	(288,373)	44,449	309,552
Global Real Estate Fund	7,001,734	1,294,282	4,571,795	313,888	293,787	2,972,040
International Growth Fund	10,421,323	1,276,389	7,478,172	797,856	686,683	2,699,075
NT International Small-Mid Cap Fund(3)	—	969,216	291,892	12,738	—	677,324
NT International Value Fund(3)	—	3,474,420	1,264,170	(8,411)	—	2,024,588
AC Alternatives Equity Market Neutral Fund(3)	—	431,226	123,507	(1,765)	—	302,912
AC Alternatives Market Neutral Value Fund	—	431,226	134,277	2,130	—	303,479
Core Equity Plus Fund	3,484,256	716,102	1,573,121	276,941	424,140	1,805,193
Heritage Fund	2,024,262	273,408	1,432,696	11,976	273,408	676,234
Large Company Value Fund	437,672	787,421	260,684	4,993	4,769	904,517
Mid Cap Value Fund	583,715	139,059	291,404	(6,164)	58,073	378,934
Select Fund	3,632,158	327,377	1,857,563	531,196	327,377	1,349,266
Small Company Fund	1,433,831	—	650,135	37,794	—	758,610
Emerging Markets Debt Fund	—	1,311,564	392,217	2,560	19,555	910,012
International Bond Fund	7,505,454	1,002,811	4,979,429	(551,456)	103,216	3,623,615
Diversified Bond Fund	2,325,244	1,299,764	1,474,538	12,782	33,824	2,118,919
High-Yield Fund	4,040,240	196,852	2,031,499	(117,460)	158,368	2,129,148
	$47,372,387	$14,012,124	$31,293,909	$1,136,774	$2,433,956	$25,603,166

(1) Affiliated fund investments represent Institutional Class for all funds, except R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

4. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$31,424,448
Gross tax appreciation of investments	$1,481,022
Gross tax depreciation of investments	(2,566,703)
Net tax appreciation (depreciation) of investments	$(1,085,681)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
August 31, 2015

Multi-Asset Income - Schedule of Investments
AUGUST 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 47.8%
Emerging Markets Debt Fund R6 Class	219,192	2,130,542
High-Yield Fund R6 Class	622,400	3,510,335
International Value Fund R6 Class	239,533	1,858,773
Utilities Fund Investor Class	9,924	161,656
TOTAL MUTUAL FUNDS (Cost $8,133,824)		7,661,306
COMMON STOCKS — 24.7%
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	499	48,727
Automobiles†
Honda Motor Co. Ltd. ADR	84	2,644
Banks — 0.3%
Commerce Bancshares, Inc.	162	7,259
JPMorgan Chase & Co.	109	6,987
PNC Financial Services Group, Inc. (The)	296	26,972
SunTrust Banks, Inc.	89	3,593
		44,811
Beverages — 0.3%
PepsiCo, Inc.	562	52,227
Capital Markets — 0.5%
AllianceBernstein Holding LP	313	8,558
Blackstone Group LP (The)	2,044	70,007
Northern Trust Corp.	42	2,933
		81,498
Chemicals — 0.2%
Air Products & Chemicals, Inc.	99	13,813
Potash Corp. of Saskatchewan, Inc.	642	16,692
		30,505
Commercial Services and Supplies — 0.4%
ADT Corp. (The)	146	4,786
Republic Services, Inc.	838	34,341
Tyco International plc	277	10,052
Waste Management, Inc.	191	9,562
		58,741
Communications Equipment†
Cisco Systems, Inc.	231	5,978
Containers and Packaging†
Bemis Co., Inc.	80	3,394
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	229	6,192
Verizon Communications, Inc.	678	31,195
		37,387
Electric Utilities — 0.8%
Edison International	782	45,731

Portland General Electric Co.	236	8,152
Westar Energy, Inc.	1,395	50,987
Xcel Energy, Inc.	595	20,069
		124,939
Electrical Equipment†
Emerson Electric Co.	111	5,297
Energy Equipment and Services — 0.1%
Frank's International NV	550	8,970
Food and Staples Retailing — 0.5%
Sysco Corp.	836	33,331
Wal-Mart Stores, Inc.	766	49,583
		82,914
Food Products — 0.3%
Campbell Soup Co.	188	9,022
General Mills, Inc.	542	30,764
		39,786
Gas Utilities — 0.7%
Atmos Energy Corp.	297	16,272
Laclede Group, Inc. (The)	278	14,717
ONE Gas, Inc.	1,441	61,920
Piedmont Natural Gas Co., Inc.	462	17,824
WGL Holdings, Inc.	149	8,076
		118,809
Health Care Equipment and Supplies†
Medtronic plc	22	1,590
Health Care Providers and Services — 0.1%
Quest Diagnostics, Inc.	247	16,747
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp.	145	13,778
Household Products — 0.2%
Procter & Gamble Co. (The)	424	29,964
Industrial Conglomerates — 0.1%
General Electric Co.	276	6,850
Koninklijke Philips Electronics NV	68	1,744
		8,594
Insurance — 0.2%
Marsh & McLennan Cos., Inc.	502	26,973
MetLife, Inc.	133	6,663
		33,636
Leisure Products†
Mattel, Inc.	237	5,553
Machinery — 0.1%
Caterpillar, Inc.	102	7,797
Multi-Utilities — 0.5%
Ameren Corp.	301	12,127
NorthWestern Corp.	298	15,389
PG&E Corp.	941	46,655
		74,171

Oil, Gas and Consumable Fuels — 3.1%
Antero Midstream Partners LP	1,624	37,612
Chevron Corp.	412	33,368
Columbia Pipeline Partners LP	2,250	44,618
Dominion Midstream Partners LP(2)	543	19,896
EQT GP Holdings LP(2)	847	27,544
EQT Midstream Partners LP	329	25,596
Exxon Mobil Corp.	889	66,888
Imperial Oil Ltd.	382	13,466
Occidental Petroleum Corp.	446	32,562
PennTex Midstream Partners LP	701	12,863
Rice Midstream Partners LP	1,748	29,314
Shell Midstream Partners LP	1,208	47,801
Spectra Energy Partners LP	1,493	76,053
Total SA ADR	769	35,682
		503,263
Pharmaceuticals — 1.0%
Johnson & Johnson	608	57,140
Merck & Co., Inc.	1,033	55,627
Pfizer, Inc.	1,265	40,758
		153,525
Real Estate Investment Trusts (REITs) — 14.1%
Blackstone Mortgage Trust, Inc., Class A	4,793	132,718
Care Capital Properties, Inc.(2)	2,947	93,685
Charter Hall Group	19,301	60,986
Cominar Real Estate Investment Trust	5,447	67,197
Corrections Corp. of America	3,379	99,275
Easterly Government Properties, Inc.	4,899	76,816
Federation Centres	32,132	64,713
Frasers Centrepoint Trust	54,500	75,123
Geo Group, Inc. (The)	2,152	64,625
HCP, Inc.	2,072	76,788
Hospitality Properties Trust	3,025	77,803
Lexington Realty Trust	10,122	81,685
Liberty Property Trust	2,428	74,637
Mapletree Commercial Trust	52,900	49,487
Medical Properties Trust, Inc.	5,529	64,523
New Residential Investment Corp.	7,344	103,991
NorthStar Realty Finance Corp.	6,933	97,409
Omega Healthcare Investors, Inc.	1,724	58,237
Physicians Realty Trust	5,579	80,895
Piedmont Office Realty Trust, Inc., Class A	249	4,223
Realty Income Corp.	2,322	103,770
RioCan Real Estate Investment Trust	2,989	55,231
Sabra Health Care REIT, Inc.	3,315	79,461
Scentre Group	26,798	72,660
Spirit Realty Capital, Inc.	8,653	83,069
STAG Industrial, Inc.	4,503	76,821
Starwood Property Trust, Inc.	4,998	106,357

STORE Capital Corp.	5,625	113,400
Weyerhaeuser Co.	384	10,729
WP GLIMCHER, Inc.	4,889	59,206
		2,265,520
Semiconductors and Semiconductor Equipment — 0.1%
Applied Materials, Inc.	993	15,972
KLA-Tencor Corp.	136	6,815
		22,787
Software — 0.2%
Microsoft Corp.	605	26,330
Thrifts and Mortgage Finance — 0.3%
Capitol Federal Financial, Inc.	3,555	42,838
TOTAL COMMON STOCKS (Cost $4,373,278)		3,952,720
PREFERRED STOCKS — 8.1%
Banks — 2.8%
U.S. Bancorp, 6.00%	15,906	424,069
Wells Fargo & Co., 8.00%	1,000	28,170
		452,239
Diversified Financial Services — 2.5%
Citigroup, Inc., 5.95%	181,000	177,697
General Electric Capital Corp., 6.25%	200,000	216,750
		394,447
Electric Utilities — 1.3%
Pacific Gas & Electric Co., 5.00%	4,087	101,644
Pacific Gas & Electric Co., 4.50%	3,899	86,187
Pacific Gas & Electric Co., 4.80%	837	19,561
		207,392
Multi-Utilities — 1.4%
SCE Trust II, 5.10%	9,258	224,043
Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp., 6.25%	500	12,500
Kimco Realty Corp., 5.625%	530	13,043
		25,543
TOTAL PREFERRED STOCKS (Cost $1,313,550)		1,303,664
CONVERTIBLE PREFERRED STOCKS — 4.3%
Banks — 3.1%
Bank of America Corp., 7.25%	264	291,725
Wells Fargo & Co., 7.50%	170	200,430
		492,155
Gas Utilities — 0.6%
Laclede Group, Inc. (The), 6.75%, 4/1/17	1,885	100,282
Machinery — 0.3%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	310	43,112
Real Estate Investment Trusts (REITs) — 0.3%
Health Care REIT, Inc., 6.50%	974	58,002
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $720,383)		693,551

CONVERTIBLE BONDS — 4.1%
Banks — 0.1%
Credit Suisse AG, MTN, 2.55%, 2/19/16(3)		98	10,240
Energy Equipment and Services — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Schlumberger Ltd.), 3.55%, 12/31/15(3)(4)		53	4,080
Goldman Sachs International, (convertible into Cameron International Corp.), MTN, 7.00%, 1/27/16(3)(4)		631	33,066
			37,146
Life Sciences Tools and Services — 0.1%
Goldman Sachs Group, Inc. (The), (convertible into Agilent Technologies, Inc.), 3.50%, 12/30/15(3)(4)		252	9,212
Semiconductors and Semiconductor Equipment — 2.0%
Bank of America Corp., (convertible into Broadcom Corp.), 5.60%, 10/9/15(3)(4)		1,899	90,392
Intel Corp., 2.95%, 12/15/35		51,000	59,893
Microchip Technology, Inc., 1.625%, 2/15/25(3)		192,000	180,960
			331,245
Specialty Retail — 0.5%
Credit Suisse AG, (convertible into Bed Bath & Beyond, Inc.), 1.80%, 1/8/16(3)(4)		243	15,348
UBS AG, (convertible into Advanced Auto Parts, Inc.), 1.92%, 11/23/15(3)(4)		368	59,802
			75,150
Technology Hardware, Storage and Peripherals — 1.2%
SanDisk Corp., 0.50%, 10/15/20		196,000	189,507
TOTAL CONVERTIBLE BONDS (Cost $667,094)			652,500
CORPORATE BONDS — 3.7%
Banks — 2.0%
Bank of America Corp., VRN, 5.20%, 6/1/23		13,000	12,292
Bank of America Corp., VRN, 6.50%, 10/23/24		213,000	219,656
Citigroup, Inc., 4.00%, 8/5/24		20,000	19,751
Citigroup, Inc., VRN, 5.90%, 2/15/23		13,000	12,805
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	15,000	19,171
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	10,000	19,387
Royal Bank of Scotland plc (The), MTN, VRN, 4.625%, 9/22/16	EUR	15,000	17,248
			320,310
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc., 4.625%, 3/15/24		$14,000	13,988
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		19,000	18,719
Diversified Financial Services — 0.1%
Morgan Stanley, 5.00%, 11/24/25		19,000	20,020
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21		14,000	12,834
Nabors Industries, Inc., 6.15%, 2/15/18		10,000	10,639
			23,473
Food and Staples Retailing — 0.1%
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	16,511
Gas Utilities — 0.2%
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22		$14,000	13,062
Williams Cos., Inc. (The), 3.70%, 1/15/23		20,000	17,355
			30,417

Industrial Conglomerates — 0.1%
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	19,000	18,549
Insurance — 0.1%
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)	14,000	14,163
Media — 0.1%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	19,000	19,217
Multi-Utilities — 0.1%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	15,000	14,951
Oil, Gas and Consumable Fuels — 0.1%
Petrobras Global Finance BV, 5.375%, 1/27/21	14,000	12,302
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 4.50%, 1/15/18	15,000	15,748
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	19,000	18,701
Specialty Retail — 0.1%
Staples, Inc., 2.75%, 1/12/18	10,000	10,074
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 4.75%, 6/1/23	19,000	18,446
TOTAL CORPORATE BONDS (Cost $609,805)		585,589
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	24,796
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	25,000	25,099
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 9/1/15	25,000	27,061
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 9/1/15	14,000	14,559
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	10,000	10,466
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 9/1/15	15,000	15,570
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	25,000	24,664
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	25,078
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	25,049
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	25,000	25,119
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 9/1/15	15,000	15,219
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $239,397)		232,680
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.3%
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.69%, 9/1/15	2,659	2,387
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.60%, 9/1/15	2,604	2,314
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	9,130	9,563
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.81%, 9/1/15	15,457	15,306
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	3,436	3,315
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 9/1/15	11,637	11,700
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 9/1/15	17,160	17,116
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.90%, 9/1/15	10,296	9,812
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 9/1/15	1,123	1,187
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,204	1,242
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 9/1/15	15,287	15,222
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 9/1/15	18,385	18,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 9/1/15	19,133	19,286
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 9/1/15	11,046	11,200

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 9/1/15	12,268	12,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.66%, 9/1/15	12,612	12,704
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	4,313	4,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.58%, 9/1/15	19,249	18,682
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	9,691	9,616
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	20,618	20,306
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $212,871)		216,064
ASSET-BACKED SECURITIES(5) — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	15,000	15,108
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	25,138
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	13,506	13,577
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.40%, 9/17/15(3)	24,284	24,080
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(3)	12,599	12,826
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(3)	10,293	10,325
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	19,560	19,546
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	13,125	13,003
TOTAL ASSET-BACKED SECURITIES (Cost $133,397)		133,603
EXCHANGE-TRADED FUNDS — 0.3%
Alerian MLP ETF	3,367	48,619
iShares Russell 1000 Value ETF	54	5,226
TOTAL EXCHANGE-TRADED FUNDS (Cost $59,037)		53,845
TEMPORARY CASH INVESTMENTS — 4.0%
SSgA U.S. Government Money Market Fund, Class N	529,065	529,065
State Street Institutional Liquid Reserves Fund, Premier Class	105,837	105,837
U.S. Treasury Bills 0.06%, 11/5/15(6)(7)	10,000	10,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $644,901)		644,902
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $17,107,537)		16,130,424
OTHER ASSETS AND LIABILITIES — (0.6)%		(101,722)
TOTAL NET ASSETS — 100.0%		$16,028,702

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	190,189	AUD	266,802	Credit Suisse AG	9/30/15	590
BRL	48,998	USD	15,000	UBS AG	9/16/15	(1,559)
USD	1,432	BRL	4,585	UBS AG	9/16/15	174
CAD	49,190	USD	40,000	JPMorgan Chase Bank N.A.	9/16/15	(2,612)
CAD	12,743	USD	10,000	JPMorgan Chase Bank N.A.	9/16/15	(315)
USD	143,857	CAD	177,660	Barclays Bank plc	9/16/15	8,824
USD	90,000	CAD	117,943	UBS AG	9/16/15	356
USD	115,420	CAD	153,077	JPMorgan Chase Bank N.A.	9/30/15	(926)
USD	23,410	CAD	31,048	JPMorgan Chase Bank N.A.	9/30/15	(188)
USD	4,356	CAD	5,777	JPMorgan Chase Bank N.A.	9/30/15	(35)
USD	844	CAD	1,121	JPMorgan Chase Bank N.A.	9/30/15	(9)
CLP	15,287,500	USD	23,990	UBS AG	9/16/15	(1,954)
USD	23,634	CLP	15,394,715	UBS AG	9/16/15	1,444
COP	132,654,993	USD	51,587	UBS AG	9/16/15	(8,168)
USD	49,307	COP	132,749,236	UBS AG	9/16/15	5,857
EUR	65,000	USD	73,760	Deutsche Bank	9/16/15	(805)
EUR	50,000	USD	55,968	JPMorgan Chase Bank N.A.	9/16/15	151
USD	305,838	EUR	270,000	Barclays Bank plc	9/16/15	2,797
USD	36,873	EUR	32,541	Barclays Bank plc	9/16/15	350
USD	1,092	EUR	1,000	HSBC Holdings plc	9/16/15	(30)
USD	26,540	EUR	23,313	UBS AG	9/30/15	369
USD	785	EUR	697	UBS AG	9/30/15	2
USD	2,245	EUR	2,011	UBS AG	9/30/15	(12)
USD	36,290	GBP	23,604	Deutsche Bank	9/16/15	73
HUF	16,478,537	USD	59,399	Deutsche Bank	9/16/15	(412)
USD	30,000	HUF	8,300,532	UBS AG	9/16/15	288
IDR	540,581,684	USD	39,607	UBS AG	9/16/15	(1,464)
USD	40,000	IDR	540,458,000	Westpac Group	9/16/15	1,866
ILS	97,221	USD	25,448	Barclays Bank plc	9/16/15	(667)
USD	25,433	ILS	97,345	Barclays Bank plc	9/16/15	620
INR	2,563,816	USD	40,000	UBS AG	9/16/15	(1,468)
JPY	15,320,875	USD	125,000	JPMorgan Chase Bank N.A.	9/16/15	1,397
JPY	15,933,398	USD	130,000	UBS AG	9/16/15	1,451
USD	429,423	JPY	53,350,375	Deutsche Bank	9/16/15	(10,718)
USD	2,014	JPY	241,110	Credit Suisse AG	9/30/15	25
USD	78	JPY	9,401	Credit Suisse AG	9/30/15	1
USD	82	JPY	9,991	Credit Suisse AG	9/30/15	—
KRW	142,526,793	USD	127,976	Westpac Group	9/16/15	(7,489)
USD	35,656	KRW	41,629,913	UBS AG	9/16/15	464
USD	19,583	KRW	21,809,999	Westpac Group	9/16/15	1,146
USD	70,000	KRW	79,122,680	Westpac Group	9/16/15	3,113
MXN	231,382	USD	15,000	Barclays Bank plc	9/17/15	(1,166)
MXN	924,244	USD	57,040	State Street Bank & Trust Co.	9/17/15	(1,783)
USD	74,359	MXN	1,164,578	Barclays Bank plc	9/17/15	4,733
MYR	550,216	USD	146,023	Westpac Group	9/17/15	(14,163)
USD	52,312	MYR	197,110	Westpac Group	9/17/15	5,074
USD	220,000	MYR	837,533	Westpac Group	9/17/15	19,283
PEN	204,750	USD	64,095	UBS AG	9/16/15	(1,198)
USD	64,432	PEN	207,407	UBS AG	9/16/15	720
PHP	1,770,920	USD	38,827	Westpac Group	9/16/15	(995)

USD	39,107	PHP	1,771,477	Westpac Group	9/16/15	1,262
PLN	634,486	USD	171,024	Deutsche Bank	9/16/15	(3,065)
USD	55,000	PLN	205,517	Barclays Bank plc	9/16/15	596
USD	40,000	PLN	147,915	Deutsche Bank	9/16/15	844
USD	30,000	PLN	115,101	State Street Bank & Trust Co.	9/16/15	(469)
RUB	1,453,850	USD	25,869	UBS AG	9/16/15	(3,329)
SGD	243,728	USD	179,935	Barclays Bank plc	9/16/15	(7,318)
USD	45,000	SGD	60,214	Barclays Bank plc	9/16/15	2,354
USD	40,000	SGD	54,025	JPMorgan Chase Bank N.A.	9/16/15	1,738
USD	118,499	SGD	166,622	Credit Suisse AG	9/30/15	582
USD	3,551	SGD	5,007	Credit Suisse AG	9/30/15	7
THB	6,866,913	USD	202,516	Westpac Group	9/16/15	(11,073)
USD	207,814	THB	7,046,550	Westpac Group	9/16/15	11,362
TRY	55,268	USD	20,000	JPMorgan Chase Bank N.A.	9/16/15	(1,095)
TRY	182,648	USD	65,000	State Street Bank & Trust Co.	9/16/15	(2,524)
USD	15,000	TRY	40,697	Barclays Bank plc	9/16/15	1,079
TWD	526,645	USD	17,016	Westpac Group	9/16/15	(800)
USD	17,048	TWD	526,350	UBS AG	9/16/15	840
ZAR	783,510	USD	61,939	Barclays Bank plc	9/16/15	(2,994)
ZAR	317,793	USD	25,000	State Street Bank & Trust Co.	9/16/15	(1,092)
USD	15,000	ZAR	188,628	JPMorgan Chase Bank N.A.	9/16/15	809
						(9,254)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 23 Index	97,000	Sell	5.00	12/20/19	3.40	449	6,902

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $650,888, which represented 4.1% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $211,900, which represented 1.3% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $6,000.

(7)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	7,661,306	—	—
Common Stocks	3,507,323	445,397	—
Preferred Stocks	—	1,303,664	—
Convertible Preferred Stocks	—	693,551	—
Convertible Bonds	—	652,500	—
Corporate Bonds	—	585,589	—
Commercial Mortgage-Backed Securities	—	232,680	—
Collateralized Mortgage Obligations	—	216,064	—
Asset-Backed Securities	—	133,603	—
Exchange-Traded Funds	53,845	—	—
Temporary Cash Investments	634,902	10,000	—
	11,857,376	4,273,048	—
Other Financial Instruments
Swap Agreements	—	449	—
Forward Foreign Currency Exchange Contracts	—	82,641	—
	—	83,090	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(91,895)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended August 31, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	—	$2,474,804	$305,665	$(3,710)	$49,685	$2,130,542
High-Yield Fund R6 Class	—	4,187,055	498,422	(9,187)	151,146	3,510,335
International Value Fund R6 Class	—	2,758,778	656,685	(44,076)	62,677	1,858,773
Utilities Fund Investor Class	—	672,851	499,103	(8,473)	19,789	161,656
	—	$10,093,488	$1,959,875	$(65,446)	$283,297	$7,661,306

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of August 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$17,214,714
Gross tax appreciation of investments	$50,409
Gross tax depreciation of investments	(1,134,699)
Net tax appreciation (depreciation) of investments	$(1,084,290)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 29, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2015